UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2011

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 27, 2011

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.4%
Australia — 1.3%
Westpac Banking Corp., 2.250%, 11/19/12	USD	$3,900,000	$3,968,730

Austria — 0.4%
Oesterreichische Kontrollbank AG, 4.750%, 10/16/12	USD	1,200,000	1,271,392

Canada — 5.7%
Bank Of Nova Scotia, 0.750%, 10/15/12	USD	5,000,000	5,001,600
Province of Ontario Canada, 1.875%, 11/19/12	USD	6,279,000	6,388,575
Province of Ontario Canada, 4.375%, 2/15/13	USD	1,000,000	1,062,258
Province of Ontario Canada, 4.950%, 6/01/12	USD	500,000	525,243
Royal Bank of Canada, 2.250%, 3/15/13	USD	4,000,000	4,121,920
			17,099,596
France — 2.2%
BNP Paribas / BNP Paribas US MTN, 2.125%, 12/21/12	USD	6,400,000	6,487,738

Germany — 3.6%
Kreditanstalt fuer Wiederaufbau, 1.250%, 6/15/12	USD	900,000	906,950
Kreditanstalt fuer Wiederaufbau, 1.875%, 1/14/13	USD	1,500,000	1,527,822
Kreditanstalt fuer Wiederaufbau, 2.250%, 4/16/12	USD	3,000,000	3,055,050
Kreditanstalt fuer Wiederaufbau, 4.750%, 5/15/12	USD	1,700,000	1,778,584
Landwirtschaftliche Rentenbank, 1.875%, 9/24/12	USD	1,500,000	1,525,276
Landwirtschaftliche Rentenbank, 3.250%, 3/15/13	USD	2,000,000	2,088,408
			10,882,090
Japan — 2.3%
Japan Finance Corp., 1.500%, 7/06/12	USD	6,800,000	6,835,428

Supranational — 2.0%
International Bank for Reconstruction & Development, 0.800%, 7/13/12	USD	5,800,000	5,812,487

United States — 80.9%
Citibank NA, 1.875%, 5/07/12		1,800,000	1,828,321
Citibank NA, 1.875%, 6/04/12		4,000,000	4,067,464
Federal Farm Credit Bank, 2.125%, 6/18/12		2,500,000	2,549,620
Federal Home Loan Banks, 0.875%, 8/22/12		2,000,000	2,008,746
Federal Home Loan Banks, 1.125%, 5/18/12		9,300,000	9,374,167
Federal Home Loan Banks, 1.375%, 6/08/12		18,600,000	18,803,689
Federal Home Loan Banks, 1.625%, 3/20/13		250,000	253,912
Federal Home Loan Banks, 1.750%, 8/22/12		6,500,000	6,607,152
Federal Home Loan Banks, 1.875%, 6/20/12		4,800,000	4,882,138
Federal Home Loan Banks, 4.625%, 10/10/12		2,500,000	2,653,767
Federal Home Loan Mortgage Corp., 0.375%, 11/30/12		6,800,000	6,766,136
Federal Home Loan Mortgage Corp., 0.750%, 3/28/13		17,000,000	16,979,175
Federal Home Loan Mortgage Corp., 1.125%, 7/27/12		16,600,000	16,737,830
Federal Home Loan Mortgage Corp., 1.375%, 1/09/13		8,200,000	8,294,038
Federal Home Loan Mortgage Corp., 4.125%, 12/21/12		1,600,000	1,692,766
Federal Home Loan Mortgage Corp., 4.500%, 1/15/13		1,500,000	1,600,326
Federal Home Loan Mortgage Corp., 5.125%, 7/15/12		3,700,000	3,924,653
Federal Home Loan Mortgage Corp., 5.500%, 8/20/12		15,200,000	16,237,810
Federal National Mortgage Association, 0.500%, 10/30/12		1,500,000	1,496,408
Federal National Mortgage Association, 0.750%, 2/26/13		23,050,000	23,030,062
Federal National Mortgage Association, 1.000%, 4/04/12		14,600,000	14,695,134
Federal National Mortgage Association, 1.125%, 7/30/12		5,700,000	5,745,275
Federal National Mortgage Association, 1.750%, 2/22/13		8,500,000	8,646,276
Federal National Mortgage Association, 1.875%, 4/20/12		13,200,000	13,407,742
Federal National Mortgage Association, 3.625%, 2/12/13		1,000,000	1,051,219
Federal National Mortgage Association, 4.375%, 9/15/12		8,100,000	8,543,127
Federal National Mortgage Association, 4.375%, 3/15/13		5,200,000	5,557,209
Federal National Mortgage Association, 4.875%, 5/18/12		700,000	735,157
General Electric Capital Corp., 2.200%, 6/08/12		1,900,000	1,939,725
General Electric Capital Corp., 2.800%, 1/08/13		1,900,000	1,944,906
General Electric Capital Corp., 3.500%, 8/13/12		1,400,000	1,445,646
General Electric Co., 5.000%, 2/01/13		1,500,000	1,598,812
Goldman Sachs Group, Inc., 3.250%, 6/15/12		1,000,000	1,033,397
JPMorgan Chase & Co., 2.125%, 6/22/12		4,500,000	4,590,468
JPMorgan Chase & Co., 2.200%, 6/15/12		1,000,000	1,022,718
JPMorgan Chase & Co., 5.375%, 10/01/12		1,200,000	1,274,842
Morgan Stanley, 1.950%, 6/20/12		1,900,000	1,935,340
Morgan Stanley, 2.250%, 3/13/12		4,500,000	4,578,930
Toyota Motor Credit Corp., 1.900%, 12/05/12		5,400,000	5,475,227
Wells Fargo & Co., 4.375%, 1/31/13		1,500,000	1,580,652
Wells Fargo & Co., 5.250%, 10/23/12		6,069,000	6,435,695
			243,025,677
TOTAL BONDS AND NOTES
(Identified Cost $294,705,742)			295,383,138

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.1%
Other — 1.1%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	3,346,357	3,346,357
		3,346,358
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,346,358)		3,346,358
Total Investments — 99.5%
(Identified Cost $298,052,100)#		298,729,496
Cash and Other Assets, Less Liabilities — 0.5%		1,589,884

Net Assets — 100.0%		$300,319,380
____________________

†	See Note 1.
#
At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $298,052,100. Net unrealized appreciation aggregated $677,396 of which $789,989 related to appreciated investment securities and $112,593 related to depreciated investment securities.

Key to abbreviations:
USD — U.S. Dollar

See notes to schedule of investments.

SA U.S. Fixed Income Fund

March 31, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	70.0%
Financials	24.2%
Government Sponsored	2.7%
Supranational	2.0%
Short - Term	1.1%
Total	100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.9%
Australia — 6.1%
Australia & New Zealand Banking Group, 4.375%, 5/24/12	EUR	3,500,000	$5,088,007
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	2,571,652
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,736,716
Westpac Banking Corp., 2.900%, 9/10/14(a)	USD	5,000,000	5,172,680
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	1,997,048
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	6,229,789
			32,795,892
Austria — 1.3%
Austria Government International Bond, 3.250%, 6/25/13	USD	4,000,000	4,174,572
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15(a)	USD	3,000,000	2,920,299
			7,094,871
Belgium — 2.3%
Belgium Government International Bond, 2.750%, 3/05/15	USD	1,000,000	984,411
Belgium Government International Bond, 4.250%, 9/03/13	USD	11,000,000	11,513,656
			12,498,067
Canada — 13.9%
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	2,097,535
Canada Housing Trust No 1, 2.750%, 12/15/14	CAD	14,000,000	14,533,285
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,295,030
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	9,400,000	10,523,892
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	14,327,233
Province of British Columbia Canada, 4.300%, 5/30/13(a)	USD	3,000,000	3,208,962
Province of Ontario Canada, 4.100%, 6/16/14	USD	9,800,000	10,529,973
Province of Ontario Canada, 4.400%, 12/02/11	CAD	1,000,000	1,052,831
Province of Ontario Canada, 5.125%, 11/21/12	GBP	1,200,000	2,037,708
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,593,316
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,368,313
			74,568,078
France — 10.7%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,413,495
Agence Francaise de Developpement, 5.125%, 4/25/12	EUR	7,670,000	11,248,530
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,570,010
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	10,802,651
Reseau Ferre de France, 2.375%, 12/23/15(a)	GBP	3,700,000	5,755,678
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,782,387
Total Capital SA, 5.500%, 1/29/13	GBP	2,200,000	3,747,903
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	11,284,739
			57,605,393
Germany — 6.4%
IKB Deutsche Industriebank AG, 2.125%, 9/10/12	EUR	2,000,000	2,841,397
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/08/14	GBP	1,000,000	1,636,392
Kreditanstalt fuer Wiederaufbau, 4.000%, 10/15/13	USD	5,000,000	5,337,715
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	USD	1,000,000	1,087,675
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,905,362
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,381,890
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(a)	USD	2,800,000	2,797,920
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15(a)	USD	1,000,000	1,036,883
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	7,800,000	11,290,438
			34,315,672
Japan — 0.8%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,077,804
Japan Bank for International Cooperation, 4.375%, 11/26/12	USD	3,200,000	3,376,441
			4,454,245
Netherlands — 9.1%
Bank Nederlandse Gemeenten NV, 2.625%, 12/10/13	GBP	2,200,000	3,590,333
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,081,396
Bank Nederlandse Gemeenten NV, 4.750%, 4/22/13	GBP	1,400,000	2,377,065
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,336,321
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	11,209,953
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,024,973
NIBC Bank NV, 3.500%, 4/07/14	EUR	3,000,000	4,345,920
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	9,000,000	14,847,002
			48,812,963

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Norway — 2.8%
Kommunalbanken AS, 2.250%, 12/30/13(a)	GBP	1,700,000	$2,746,027
Kommunalbanken AS, 2.375%, 1/19/16(a)	USD	7,500,000	7,440,022
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	4,926,450
			15,112,499
Supranational — 19.1%
African Development Bank, 3.000%, 5/27/14	USD	12,000,000	12,510,792
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,693,497
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,653,108
Council of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	12,456,732
Eurofima, 4.250%, 9/05/13	USD	3,000,000	3,217,806
Eurofima, 4.250%, 2/04/14(a)	USD	7,600,000	8,186,872
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,796,783
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,306,545
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,782,981
European Investment Bank, 2.750%, 3/23/15(a)	USD	2,000,000	2,060,318
European Investment Bank, 2.875%, 1/15/15(a)	USD	1,300,000	1,346,648
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	804,208
European Investment Bank, 4.500%, 1/14/13	GBP	3,400,000	5,733,040
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,644,980
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	8,681,022
International Bank for Reconstruction & Development, 5.375%, 1/15/14(a)	GBP	700,000	1,219,753
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,569,217
Nordic Investment Bank, 2.500%, 7/15/15(a)	USD	1,000,000	1,018,901
Nordic Investment Bank, 2.625%, 10/06/14(a)	USD	2,000,000	2,064,306
Nordic Investment Bank, 3.000%, 4/08/14	EUR	5,000,000	7,177,810
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,865,296
			102,790,615
Sweden — 2.0%
Svensk Exportkredit AB, 3.250%, 9/16/14(a)	USD	10,400,000	10,874,781

United Kingdom — 7.1%
Barclays Bank PLC, 2.500%, 1/23/13(a)	USD	2,000,000	2,035,908
Barclays Bank PLC, 5.200%, 7/10/14	USD	2,200,000	2,379,524
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,549,693
Lloyds TSB Bank PLC, 4.000%, 11/17/11	GBP	1,500,000	2,450,630
Network Rail Infrastructure Finance PLC, 3.500%, 6/17/13	USD	1,000,000	1,052,247
Network Rail Infrastructure Finance PLC, 4.875%, 3/07/12	GBP	1,000,000	1,656,360
Skipton Building Society, 2.000%, 4/05/12	GBP	2,800,000	4,520,797
United Kingdom Gilt, 2.250%, 3/07/14	GBP	7,800,000	12,668,562
United Kingdom Gilt, 2.750%, 1/22/15	GBP	1,000,000	1,633,535
			37,947,256
United States — 16.3%
Colgate-Palmolive Co., 4.200%, 5/15/13	USD	4,350,000	4,627,082
Federal Farm Credit Bank, 2.625%, 4/17/14	USD	2,000,000	2,074,728
Federal Home Loan Bank, 5.500%, 8/13/14(a)	USD	2,300,000	2,603,497
Federal Home Loan Mortgage Corp., 1.125%, 12/15/11(a)	USD	3,000,000	3,017,850
Federal National Mortgage Association, 2.500%, 5/15/14(a)	USD	8,800,000	9,090,690
General Electric Capital Corp., 2.250%, 11/09/15(a)	USD	10,520,000	10,117,137
Merck & Co., Inc., 4.375%, 2/15/13(a)	USD	11,250,000	11,959,897
Microsoft Corp., 2.950%, 6/01/14(a)	USD	6,500,000	6,770,244
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,101,532
PepsiCo., Inc., 4.650%, 2/15/13(a)	USD	7,799,000	8,319,412
The Bank of New York Mellon Corp., 2.500%, 1/15/16(a)	USD	1,500,000	1,491,203
The Bank of New York Mellon Corp., 4.300%, 5/15/14(a)	USD	3,000,000	3,219,330
The Bank of New York Mellon Corp., 5.125%, 8/27/13	USD	4,075,000	4,429,537
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	700,000,000	8,465,085
Wal-Mart Stores, Inc., 2.250%, 7/08/15(a)	USD	1,000,000	999,439
Wal-Mart Stores, Inc., 3.200%, 5/15/14(a)	USD	2,000,000	2,096,612
Wal-Mart Stores, Inc., 4.550%, 5/01/13(a)	USD	2,000,000	2,144,686
			87,527,961
TOTAL BONDS AND NOTES
(Identified Cost $505,170,841)			526,398,293

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		4,913,995	4,913,995
			4,913,996
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,913,996)			4,913,996

COLLATERAL FOR SECURITIES ON LOAN — 12.8%
Short Term — 12.8%
State Street Navigator Securities Lending Prime Portfolio		68,774,498	68,774,498
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $68,774,498)			68,774,498

Total Investments — 111.6%
(Identified Cost $578,859,335)#			600,086,787
Liabilities, Less Cash and Other Assets — (11.6%)			(62,573,604)

Net Assets — 100.0%			$537,513,183
____________________

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of March 31, 2011, the market value of the securities on loan was $67,289,337.
#
At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $578,859,335. Net unrealized appreciation aggregated $21,227,452 of which $22,647,459 related to appreciated investment securities and $1,420,007 related to depreciated investment securities.

Key to abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – Euro Currency
GBP – British Pound
JPY – Japanese Yen
USD – U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

Ten Largest Industry Holdings March 31, 2011
(As a percentage of net assets):

Industry	Percentage
Banks	23.9%
Supranational Organizations	19.1%
Foreign Government/Agency-Canada	10.5%
Industrial	8.0%
Foreign Government/Agency-France	7.9%
Financial	6.8%
Foreign Government/Agency-Germany	5.4%
U.S. Government Agency	4.1%
Foreign Government/Agency-Norway	2.8%
Gas Transmission	2.8%

SA Global Fixed Income Fund

March 31, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
Supranational	19.2%
United States	17.4%
Canada	14.0%
France	10.8%
Netherlands	9.2%
United Kingdom	7.1%
Germany	6.5%
Australia	6.2%
Norway	2.8%
Other	6.8%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.1%
Aerospace & Defense — 2.4%
AAR Corp.*	773	$21,428
Alliant Techsystems, Inc.	975	68,903
BE Aerospace, Inc.*	2,400	85,272
Boeing Co.	20,100	1,485,993
Cubic Corp.(a)	500	28,750
Curtiss-Wright Corp.(a)	1,576	55,381
DigitalGlobe, Inc.(a)*	1,200	33,636
Esterline Technologies Corp.*	900	63,648
General Dynamics Corp.	9,100	696,696
Goodrich Corp.	3,600	307,908
HEICO Corp.(a)	300	18,756
HEICO Corp., Class A	500	22,490
Hexcel Corp.*	3,100	61,039
Honeywell International, Inc.	21,400	1,277,794
Huntington Ingalls Industries, Inc.*	1,357	56,316
ITT Corp.	5,300	318,265
L-3 Communications Holdings, Inc.	3,400	266,254
Lockheed Martin Corp.	8,700	699,480
Moog, Inc., Class A*	1,100	50,501
Northrop Grumman Corp.	8,144	510,710
Orbital Sciences Corp.*	2,300	43,516
Precision Castparts Corp.	4,024	592,252
Raytheon Co.	10,400	529,048
Rockwell Collins, Inc.	4,500	291,735
Spirit Aerosystems Holdings, Inc.(a)*	2,700	69,309
Teledyne Technologies, Inc.*	900	46,539
Textron, Inc.(a)	6,900	188,991
TransDigm Group, Inc.*	1,300	108,979
Triumph Group, Inc.(a)	560	49,532
United Technologies Corp.	25,240	2,136,566
		10,185,687
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	4,700	348,411
Expeditors International of Washington, Inc.	6,500	325,910
FedEx Corp.	8,300	776,465
HUB Group, Inc., Class A*	900	32,571
United Parcel Service, Inc., Class B	20,600	1,530,992
UTi Worldwide, Inc.	2,400	48,576
		3,062,925
Airlines — 0.1%
Alaska Air Group, Inc.*	330	20,929
AMR Corp.*	3,600	23,256
Delta Air Lines, Inc.*	6,100	59,780
JetBlue Airways Corp.(a)*	7,550	47,339
Southwest Airlines Co.	5,800	73,254
United Continental Holdings, Inc.(a)*	2,554	58,716
		283,274
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(a)*	1,800	22,662
BorgWarner, Inc.(a)*	3,400	270,946
Cooper Tire & Rubber Co.(a)	1,700	43,775
Dana Holding Corp.*	3,100	53,909
Federal Mogul Corp.*	1,600	39,840
Gentex Corp.	3,900	117,975
Johnson Controls, Inc.	19,300	802,301
Lear Corp.	3,000	146,610
Tenneco, Inc.*	1,600	67,920
The Goodyear Tire & Rubber Co.*	6,400	95,872
TRW Automotive Holdings Corp.*	3,700	203,796
		1,865,606
Automobiles — 0.5%
Ford Motor Co.*	92,540	1,379,771
General Motors Co.*	14,900	462,347
Harley-Davidson, Inc.	6,300	267,687
Thor Industries, Inc.(a)	1,600	53,392
		2,163,197
Beverages — 1.9%
Boston Beer Co., Inc., Class A*	300	27,786
Brown-Forman Corp., Class B	2,200	150,260
Coca-Cola Co.	59,455	3,944,839
Coca-Cola Enterprises, Inc.	10,300	281,190
Constellation Brands, Inc., Class A*	5,600	113,568
Dr Pepper Snapple Group, Inc.	6,100	226,676
Hansen Natural Corp.*	2,200	132,506
Molson Coors Brewing Co., Class B	4,396	206,129
PepsiCo Inc.	44,451	2,863,089
		7,946,043
Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.*	2,800	276,304
Alkermes, Inc.*	3,279	42,463
Amgen, Inc.*	25,922	1,385,531
Biogen Idec, Inc.*	6,670	489,511
BioMarin Pharmaceutical, Inc.(a)*	3,200	80,416
Celgene Corp.*	12,625	726,316
Cephalon, Inc.(a)*	2,200	166,716
Cubist Pharmaceuticals, Inc.(a)*	2,100	53,004
Dendreon Corp.*	4,300	160,949
Genzyme Corp.*	7,400	563,510
Gilead Sciences, Inc.*	23,200	984,608
Human Genome Sciences, Inc.(a)*	4,600	126,270
Incyte Corp., Ltd.(a)*	1,410	22,349
InterMune, Inc.*	1,500	70,785
Myriad Genetics, Inc.*	3,180	64,077
Onyx Pharmaceuticals, Inc.*	1,900	66,842
Regeneron Pharmaceuticals, Inc.(a)*	2,300	103,362
Theravance, Inc.(a)*	1,400	33,908
United Therapeutics Corp.*	1,600	107,232
Vertex Pharmaceuticals, Inc.*	3,200	153,376
		5,677,529
Building Products — 0.1%
A.O. Smith Corp.	1,050	46,557
Armstrong World Industries, Inc.(a)	900	41,643
Lennox International, Inc.	1,492	78,449
Masco Corp.	9,000	125,280
Owens Corning*	2,988	107,538
Simpson Manufacturing Co., Inc.	1,400	41,244
Universal Forest Products, Inc.(a)	200	7,330
USG Corp.(a)*	2,500	41,650
		489,691
Capital Markets — 2.3%
Affiliated Managers Group, Inc.*	1,300	142,181
American Capital Ltd.*	8,700	86,130
Ameriprise Financial, Inc.	6,940	423,895
Bank of New York Mellon Corp.	35,350	1,055,904
BlackRock, Inc.	2,600	522,626
Charles Schwab Corp.	28,600	515,658
Cohen & Steers, Inc.(a)	764	22,676
E*Trade Financial Corp.*	5,800	90,654
Eaton Vance Corp.(a)	3,600	116,064
Evercore Partners, Inc., Class A(a)	400	13,716
Federated Investors, Inc., Class B(a)	2,300	61,525
Franklin Resources, Inc.	4,500	562,860
Greenhill & Co., Inc.	600	39,474
Invesco Ltd.	12,100	309,276

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Janus Capital Group, Inc.(a)	4,300	$53,621
Jefferies Group, Inc.	3,600	89,784
KBW, Inc.(a)	800	20,952
Knight Capital Group, Inc., Class A(a)*	3,100	41,540
Legg Mason, Inc.	4,200	151,578
MF Global Holdings Ltd.(a)*	1,700	14,076
Morgan Stanley	39,900	1,090,068
Northern Trust Corp.	6,000	304,500
Raymond James Financial, Inc.(a)	3,300	126,192
SEI Investments Co.	3,800	90,744
State Street Corp.	14,240	639,946
Stifel Financial Corp.*	800	57,432
T Rowe Price Group, Inc.	7,300	484,866
TD Ameritrade Holding Corp.	6,478	135,196
The Goldman Sachs Group, Inc.	14,000	2,218,580
Waddell & Reed Financial, Inc., Class A	2,717	110,337
		9,592,051
Chemicals — 2.4%
A. Schulman, Inc.(a)	200	4,944
Air Products & Chemicals, Inc.	6,100	550,098
Airgas, Inc.	2,200	146,124
Albemarle Corp.	2,600	155,402
Ashland, Inc.	1,682	97,152
Balchem Corp.(a)	700	26,264
Cabot Corp.	1,800	83,322
Celanese Corp., Series A	4,400	195,228
CF Industries Holdings, Inc.	1,924	263,184
Cytec Industries, Inc.	1,600	86,992
Dow Chemical Co.	33,300	1,257,075
Eastman Chemical Co.	2,300	228,436
Ecolab, Inc.	6,700	341,834
EI Du Pont de Nemours & Co.	26,500	1,456,705
Ferro Corp.*	1,700	28,203
FMC Corp.	1,900	161,367
H.B. Fuller Co.	1,500	32,220
Huntsman Corp.	5,900	102,542
International Flavors & Fragrances, Inc.	2,400	149,520
Intrepid Potash, Inc.*	1,600	55,712
Kraton Performance Polymers, Inc.(a)*	500	19,125
Kronos Worldwide, Inc.	1,422	83,116
Lubrizol Corp.	1,800	241,128
Minerals Technologies, Inc.	600	41,112
Monsanto Co.	15,334	1,108,035
Nalco Holding Co.	3,490	95,312
NewMarket Corp.(a)	400	63,288
NL Industries, Inc.(a)	320	4,752
Olin Corp.	2,100	48,132
OM Group, Inc.*	400	14,616
PolyOne Corp.	1,400	19,894
PPG Industries, Inc.	4,600	437,966
Praxair, Inc.	8,600	873,760
Rockwood Holdings, Inc.(a)*	2,100	103,362
RPM International, Inc.	3,500	83,055
Sensient Technologies Corp.	1,800	64,512
Sigma-Aldrich Corp.(a)	3,500	222,740
Solutia, Inc.*	2,600	66,040
The Mosaic Co.	4,400	346,500
The Scotts Miracle-Gro Co., Class A	1,400	80,990
The Sherwin Williams Co.	2,500	209,975
Valhi, Inc.(a)	3,660	96,917
Valspar Corp.	2,600	101,660
W.R. Grace & Co.*	2,044	78,264
Westlake Chemical Corp.	2,100	118,020
		10,044,595
Commercial Banks — 2.8%
Associated Banc-Corp(a)	4,819	71,562
Bancorpsouth, Inc.(a)	2,700	41,715
Bank of Hawaii Corp.	1,600	76,512
BB&T Corp.	19,111	524,597
BOK Financial Corp.(a)	996	51,473
CapitalSource, Inc.	8,300	58,432
Cathay General Bancorp(a)	1,300	22,165
Chemical Financial Corp.(a)	292	5,820
CIT Group, Inc.*	4,915	209,133
City National Corp.	1,300	74,165
Comerica, Inc.(a)	4,500	165,240
Commerce Bancshares, Inc.	2,285	92,405
Cullen/Frost Bankers, Inc.	1,600	94,432
East West Bancorp, Inc.	3,900	85,644
Fifth Third Bancorp	25,907	359,589
First Financial Bankshares, Inc.(a)	600	30,822
First Horizon National Corp.(a)	7,245	81,222
FirstMerit Corp.	3,043	51,914
FNB Corp.(a)	1,851	19,510
Fulton Financial Corp.	6,667	74,070
Glacier Bancorp, Inc.(a)	1,875	28,219
Hancock Holding Co.(a)	800	26,272
Huntington Bancshares, Inc.	22,492	149,347
Iberiabank Corp.(a)	700	42,091
International Bancshares Corp.(a)	1,350	24,759
Investors Bancorp, Inc.(a)*	2,100	31,269
KeyCorp	24,200	214,896
M&T Bank Corp.	2,368	209,497
Marshall & Ilsley Corp.	13,509	107,937
MB Financial, Inc.(a)	1,350	28,296
National Penn Bancshares, Inc.(a)	2,100	16,254
Old National Bancorp(a)	2,307	24,731
Park National Corp.	400	26,728
PNC Financial Services Group, Inc.	15,105	951,464
Popular, Inc.*	26,400	76,824
Prosperity Bancshares, Inc.(a)	1,500	64,155
Regions Financial Corp.	31,928	231,797
Signature Bank*	1,100	62,040
SunTrust Banks, Inc.	14,126	407,394
Susquehanna Bancshares, Inc.(a)	1,900	17,765
SVB Financial Group(a)*	1,200	68,316
Synovus Financial Corp.	14,859	35,662
TCF Financial Corp.(a)	4,000	63,440
Trustmark Corp.(a)	1,900	44,498
UMB Financial Corp.(a)	1,100	41,091
Umpqua Holdings Corp.(a)	3,100	35,464
United Bankshares, Inc.(a)	1,500	39,780
US Bancorp	52,015	1,374,756
Valley National Bancorp(a)	4,026	56,203
Webster Financial Corp.	1,710	36,645
Wells Fargo & Co.	143,959	4,563,500
WesBanco, Inc.(a)	100	2,071
Westamerica Bancorporation(a)	1,000	51,370
Wintrust Financial Corp.(a)	800	29,400
Zions Bancorporation(a)	4,107	94,707
		11,469,060
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.(a)	1,800	45,702
Avery Dennison Corp.	2,900	121,684
Cintas Corp.	4,000	121,080
Clean Harbors, Inc.(a)*	600	59,196
Copart, Inc.*	1,850	80,161

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Corrections Corp. of America*	3,000	$73,200
Covanta Holding Corp.	4,090	69,857
Deluxe Corp.	1,100	29,194
EnergySolutions, Inc.	500	2,980
Healthcare Services Group, Inc.(a)	1,795	31,556
Herman Miller, Inc.(a)	1,600	43,984
HNI Corp.(a)	1,600	50,496
Interface, Inc., Class A(a)	1,600	29,584
Iron Mountain, Inc.	5,475	170,984
Knoll, Inc.	1,300	27,248
Mine Safety Appliances Co.	1,100	40,337
Pitney Bowes, Inc.(a)	5,600	143,864
R.R. Donnelley & Sons Co.	5,200	98,384
Republic Services, Inc.	10,585	317,973
Rollins, Inc.(a)	1,939	39,352
Steelcase, Inc., Class A(a)	2,200	25,036
Stericycle, Inc.(a)*	2,400	212,808
Tetra Tech, Inc.*	1,800	44,442
The Brink's Co.	1,200	39,732
The Geo Group, Inc.*	1,700	43,588
UniFirst Corp.	177	9,383
United Stationers, Inc.(a)	500	35,525
Waste Connections, Inc.(a)	3,237	93,193
Waste Management, Inc.(a)	12,900	481,686
		2,582,209
Communications Equipment — 1.9%
Acme Packet, Inc.*	900	63,864
Adtran, Inc.	1,700	72,182
Arris Group, Inc.*	3,550	45,227
Aruba Networks, Inc.*	2,100	71,064
Blue Coat Systems, Inc.*	1,100	30,976
Brocade Communications Systems, Inc.*	10,225	62,884
Ciena Corp.*	2,500	64,900
Cisco Systems, Inc.	154,621	2,651,750
EchoStar Corp., Class A*	1,380	52,233
F5 Networks, Inc.*	2,400	246,168
Finisar Corp.*	1,900	46,740
Harmonic, Inc.*	2,200	20,636
Harris Corp.	3,700	183,520
InterDigital, Inc.(a)	1,600	76,336
JDS Uniphase Corp.*	5,800	120,872
Juniper Networks, Inc.*	15,306	644,076
Loral Space & Communications, Inc.*	600	46,530
Motorola Mobility Holdings, Inc.*	8,283	202,105
Motorola Solutions, Inc.*	9,371	418,790
Netgear, Inc.*	600	19,464
Plantronics, Inc.	1,300	47,606
Polycom, Inc.*	1,900	98,515
QUALCOMM, Inc.	47,284	2,592,582
Riverbed Technology, Inc.*	3,600	135,540
Tellabs, Inc.	10,354	54,255
Viasat, Inc.(a)*	1,100	43,824
		8,112,639
Computers & Peripherals — 3.7%
Apple, Inc.*	26,543	9,248,908
Dell, Inc.*	48,900	709,539
Diebold, Inc.	2,100	74,466
Electronics for Imaging, Inc.*	100	1,471
EMC Corp.*	59,333	1,575,291
Hewlett-Packard Co.	60,883	2,494,377
Lexmark International, Inc., Class A*	1,900	70,376
NCR Corp.*	5,400	101,736
NetApp, Inc.*	10,300	496,254
QLogic Corp.*	3,300	61,215
SanDisk Corp.*	6,600	304,194
Seagate Technology*	11,900	171,360
Western Digital Corp.*	6,300	234,927
		15,544,114
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	80,417
EMCOR Group, Inc.(a)*	1,400	43,358
Fluor Corp.	5,100	375,666
Granite Construction, Inc.(a)	1,100	30,910
Insituform Technologies, Inc., Class A(a)*	1,000	26,750
Jacobs Engineering Group, Inc.*	3,693	189,931
KBR, Inc.	4,676	176,612
MasTec, Inc.(a)*	2,200	45,760
Quanta Services, Inc.*	5,834	130,857
The Shaw Group, Inc.*	2,400	84,984
Tutor Perini Corp.(a)	710	17,296
URS Corp.*	2,200	101,310
		1,303,851
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	993	30,048
Martin Marietta Materials, Inc.(a)	1,200	107,604
Texas Industries, Inc.(a)	600	27,138
Vulcan Materials Co.(a)	3,291	150,070
		314,860
Consumer Finance — 0.7%
American Express Co.	31,200	1,410,240
Capital One Financial Corp.	12,765	663,269
Cash America International, Inc.	700	32,235
Credit Acceptance Corp.*	400	28,384
Discover Financial Services	15,500	373,860
Ezcorp, Inc., Class A*	1,600	50,224
First Cash Financial Services, Inc.*	500	19,300
Nelnet, Inc., Class A	1,000	21,830
SLM Corp.*	12,353	189,001
World Acceptance Corp.(a)*	300	19,560
		2,807,903
Containers & Packaging — 0.3%
Aptargroup, Inc.	2,100	105,273
Ball Corp.	4,600	164,910
Bemis Co., Inc.	3,200	104,992
Crown Holdings, Inc.*	4,700	181,326
Graphic Packaging Holding Co.*	5,578	30,233
Greif, Inc., Class A	600	39,246
Owens-Illinois, Inc.*	5,000	150,950
Packaging Corp. of America	2,800	80,892
Rock-Tenn Co., Class A(a)	1,100	76,285
Sealed Air Corp.	3,800	101,308
Silgan Holdings, Inc.	1,277	48,705
Sonoco Products Co.	2,400	86,952
Temple-Inland, Inc.	3,200	74,880
		1,245,952
Distributors — 0.1%
Genuine Parts Co.	4,600	246,744
LKQ Corp.*	3,900	93,990
Pool Corp.(a)	1,200	28,932
		369,666
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A*	3,850	160,584
Bridgepoint Education, Inc.(a)*	1,500	25,650
Career Education Corp.(a)*	2,500	56,800
Coinstar, Inc.(a)*	1,000	45,920
DeVry, Inc.	1,600	88,112

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
H&R Block, Inc.(a)	8,200	$137,268
Hillenbrand, Inc.	1,500	32,250
ITT Educational Services, Inc.(a)*	800	57,720
K12, Inc.(a)*	582	19,613
Matthews International Corp., Class A(a)	700	26,985
Regis Corp.(a)	1,100	19,514
Service Corp. International	7,500	82,950
Sotheby's, Class A(a)	2,300	120,980
Strayer Education, Inc.(a)	400	52,196
Weight Watchers International, Inc.(a)	2,500	175,250
		1,101,792
Diversified Financial Services — 3.4%
Bank of America Corp.	276,550	3,686,411
Citigroup, Inc.*	781,207	3,452,935
CME Group, Inc.	1,900	572,945
IntercontinentalExchange, Inc.*	1,800	222,372
J.P. Morgan Chase & Co.	112,808	5,200,449
Leucadia National Corp.	6,400	240,256
Moody's Corp.(a)	5,500	186,505
MSCI, Inc., Class A*	3,162	116,425
NYSE Euronext	6,700	235,639
PHH Corp.*	1,567	34,114
Portfolio Recovery Associates, Inc.(a)*	500	42,565
The NASDAQ OMX Group, Inc.*	4,200	108,528
		14,099,144
Diversified Telecommunication Services — 2.2%
AboveNet, Inc.	400	25,944
AT&T, Inc.	162,843	4,982,996
CenturyLink, Inc.	8,888	369,296
Frontier Communications Corp.(a)	27,599	226,864
Qwest Communications International, Inc.	46,600	318,278
tw telecom, Inc.*	4,600	88,320
Verizon Communications, Inc.	81,360	3,135,614
Windstream Corp.(a)	14,226	183,089
		9,330,401
Electric Utilities — 1.6%
Allete, Inc.(a)	1,000	38,970
American Electric Power Co., Inc.	13,400	470,876
Cleco Corp.	2,000	68,580
DPL, Inc.	3,300	90,453
Duke Energy Corp.	37,956	688,901
Edison International	8,700	318,333
El Paso Electric Co.*	1,200	36,480
Entergy Corp.	5,200	349,492
Exelon Corp.	18,700	771,188
FirstEnergy Corp.	12,501	463,662
Great Plains Energy, Inc.	3,484	69,750
Hawaiian Electric Industries, Inc.	2,800	69,440
IDACORP, Inc.	1,000	38,100
ITC Holdings Corp.	1,400	97,860
NextEra Energy, Inc.	11,200	617,344
Northeast Utilities	4,900	169,540
NV Energy, Inc.	7,100	105,719
Pepco Holdings, Inc.(a)	6,200	115,630
Pinnacle West Capital Corp.	3,200	136,928
PNM Resources, Inc.(a)	2,100	31,332
Portland General Electric Co.	2,100	49,917
PPL Corp.	12,300	311,190
Progress Energy, Inc.	8,200	378,348
Southern Co.	23,900	910,829
UIL Holdings Corp.	933	28,475
Unisource Energy Corp.(a)	700	25,291
Westar Energy, Inc.(a)	3,000	79,260
		6,531,888
Electrical Equipment — 0.8%
Acuity Brands, Inc.	1,000	58,490
AMETEK, Inc.	4,575	200,705
Babcock & Wilcox Co.*	2,750	91,795
Belden, Inc.	1,500	56,325
Brady Corp., Class A	1,600	57,104
Cooper Industries PLC	4,500	292,050
Emerson Electric Co.	21,700	1,267,931
EnerSys*	1,800	71,550
Franklin Electric Co., Inc.	600	27,720
General Cable Corp.*	1,400	60,620
GrafTech International Ltd.(a)*	3,700	76,331
Hubbell, Inc., Class B	1,700	120,751
II-VI, Inc.*	1,100	54,725
Polypore International, Inc.*	1,200	69,096
Regal-Beloit Corp.	900	66,447
Rockwell Automation, Inc.	4,300	406,995
Roper Industries, Inc.(a)	2,800	242,088
Thomas & Betts Corp.*	1,300	77,311
Woodward Governor Co.	2,000	69,120
		3,367,154
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	5,000	271,950
Anixter International, Inc.(a)	1,100	76,879
Arrow Electronics, Inc.*	3,600	150,768
Avnet, Inc.*	4,722	160,973
AVX Corp.	2,100	31,311
Benchmark Electronics, Inc.*	1,950	36,991
Cognex Corp.	1,000	28,250
Coherent, Inc.*	700	40,677
Corning, Inc.	44,460	917,210
Daktronics, Inc.(a)	100	1,075
Dolby Laboratories, Inc.*	1,500	73,815
FLIR Systems, Inc.	4,100	141,901
Ingram Micro, Inc.,, Class A*	5,200	109,356
IPG Photonics Corp.*	700	40,376
Itron, Inc.*	1,000	56,440
Jabil Circuit, Inc.	5,800	118,494
L-1 Identity Solutions, Inc.*	2,200	25,916
Littelfuse, Inc.	500	28,550
Molex, Inc.	2,000	41,380
Molex, Inc., Class A(a)	1,500	37,680
National Instruments Corp.	2,775	90,937
Plexus Corp.(a)*	800	28,048
Rofin-Sinar Technologies, Inc.(a)*	740	29,230
Sanmina-SCI Corp.(a)*	2,100	23,541
Scansource, Inc.(a)*	200	7,598
SYNNEX Corp.(a)*	312	10,212
Tech Data Corp.*	1,300	66,118
Trimble Navigation Ltd.*	3,900	197,106
TTM Technologies, Inc.*	1,400	25,424
Vishay Intertechnology, Inc.*	4,830	85,684
Vishay Precision Group, Inc.*	245	3,839
		2,957,729
Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc.*	1,800	83,574
Baker Hughes, Inc.	12,356	907,301
Bristow Group, Inc.*	900	42,570
Cameron International Corp.*	6,800	388,280
CARBO Ceramics, Inc.(a)	600	84,672
Complete Production Services, Inc.*	3,000	95,430
Diamond Offshore Drilling, Inc.(a)	2,000	155,400

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Dresser-Rand Group, Inc.(a)*	2,100	$112,602
Dril-Quip, Inc.*	900	71,127
Exterran Holdings, Inc.*	1,502	35,642
FMC Technologies, Inc.*	3,500	330,680
Global Industries Ltd.(a)*	2,200	21,538
Gulfmark Offshore, Inc., Class A*	300	13,353
Halliburton Co.	26,140	1,302,818
Helix Energy Solutions Group, Inc.*	2,601	44,737
Helmerich & Payne, Inc.	3,200	219,808
Key Energy Services, Inc.*	2,900	45,095
Lufkin Industries, Inc.(a)	800	74,776
McDermott International, Inc.*	6,400	162,496
Nabors Industries Ltd.*	7,500	227,850
National Oilwell Varco, Inc.	11,410	904,471
Oceaneering International, Inc.*	1,600	143,120
Oil States International, Inc.*	1,600	121,824
Patterson-UTI Energy, Inc.	4,300	126,377
Pride International, Inc.*	5,100	219,045
Rowan Cos, Inc.*	3,600	159,048
RPC, Inc.(a)	4,387	111,079
Schlumberger Ltd.	39,274	3,662,693
SEACOR Holdings, Inc.	700	64,722
Superior Energy Services, Inc.*	2,700	110,700
Tetra Technologies, Inc.*	1,900	29,260
Tidewater, Inc.(a)	1,400	83,790
Unit Corp.*	1,300	80,535
		10,236,413
Food & Staples Retailing — 1.9%
BJ's Wholesale Club, Inc.*	1,500	73,230
Casey's General Stores, Inc.(a)	1,300	50,700
Costco Wholesale Corp.	12,300	901,836
CVS Caremark Corp.	38,379	1,317,167
Kroger Co.	17,000	407,490
PriceSmart, Inc.(a)	400	14,656
Ruddick Corp.(a)	1,400	54,026
Safeway, Inc.(a)	11,600	273,064
SUPERVALU, Inc.(a)	5,075	45,320
Sysco Corp.	16,426	455,000
United Natural Foods, Inc.(a)*	1,100	49,302
Wal-Mart Stores, Inc.	54,025	2,812,001
Walgreen Co.	27,100	1,087,794
Weis Markets, Inc.(a)	900	36,414
Whole Foods Market, Inc.	4,000	263,600
		7,841,600
Food Products — 1.7%
Archer-Daniels-Midland Co.	18,277	658,155
Bunge Ltd.	3,700	267,621
Campbell Soup Co.(a)	6,000	198,660
ConAgra Foods, Inc.	13,200	313,500
Corn Products International, Inc.	2,100	108,822
Darling International, Inc.*	3,167	48,677
Dean Foods Co.*	5,184	51,840
Diamond Foods, Inc.(a)	600	33,480
Dole Food Co., Inc.(a)*	413	5,629
Flowers Foods, Inc.(a)	2,737	74,528
Fresh Del Monte Produce, Inc.	1,100	28,721
General Mills, Inc.	17,400	635,970
Green Mountain Coffee Roasters, Inc.*	3,000	193,830
Hain Celestial Group, Inc.(a)*	1,400	45,192
HJ Heinz Co.	9,100	444,262
Hormel Foods Corp.	4,600	128,064
Kellogg Co.	7,200	388,656
Kraft Foods, Inc., Class A	49,771	1,560,819
Lancaster Colony Corp.(a)	400	24,240
McCormick & Co., Inc.(a)	3,500	167,405
Mead Johnson Nutrition Co.	6,000	347,580
Ralcorp Holdings, Inc.*	1,800	123,174
Sara Lee Corp.	17,500	309,225
Smithfield Foods, Inc.*	4,200	101,052
The Hershey Co.	4,600	250,010
The J.M. Smucker Co.	3,329	237,657
Tootsie Roll Industries, Inc.	673	19,075
TreeHouse Foods, Inc.(a)*	816	46,406
Tyson Foods, Inc., Class A	8,302	159,315
		6,971,565
Gas Utilities — 0.3%
AGL Resources, Inc.	2,100	83,664
Atmos Energy Corp.	2,200	75,020
Energen Corp.	2,100	132,552
National Fuel Gas Co.	2,100	155,400
New Jersey Resources Corp.	1,450	62,277
Nicor, Inc.(a)	1,500	80,550
Northwest Natural Gas Co.(a)	600	27,678
Oneok, Inc.	2,900	193,952
Piedmont Natural Gas Co., Inc.	2,300	69,805
Questar Corp.	5,200	90,740
South Jersey Industries, Inc.(a)	800	44,776
Southwest Gas Corp.	1,500	58,455
The Laclede Group, Inc.	105	4,001
UGI Corp.	3,010	99,029
WGL Holdings, Inc.(a)	1,400	54,600
		1,232,499
Health Care Equipment & Supplies — 1.9%
Alere, Inc.*	2,200	86,108
Align Technology, Inc.*	1,300	26,624
American Medical Systems Holdings, Inc.(a)*	2,100	45,444
Baxter International, Inc.	15,800	849,566
Beckman Coulter, Inc.	2,000	166,140
Becton Dickinson and Co.	6,600	525,492
Boston Scientific Corp.*	40,495	291,159
CareFusion Corp.*	5,900	166,380
Covidien PLC	12,443	646,289
CR Bard, Inc.	2,700	268,137
DENTSPLY International, Inc.	3,734	138,121
Edwards Lifesciences Corp.*	3,200	278,400
Gen-Probe, Inc.*	1,200	79,620
Haemonetics Corp.*	500	32,770
Hill-Rom Holdings, Inc.	2,106	79,986
Hologic, Inc.*	6,896	153,091
Idexx Laboratories, Inc.(a)*	1,600	123,552
Immucor, Inc.*	2,175	43,022
Integra LifeSciences Holdings Corp.(a)*	800	37,936
Intuitive Surgical, Inc.*	1,100	366,806
Invacare Corp.	800	24,896
Kinetic Concepts, Inc.(a)*	1,700	92,514
Masimo Corp.(a)	1,400	46,340
Medtronic, Inc.	30,900	1,215,915
NuVasive, Inc.(a)*	1,200	30,384
ResMed, Inc.(a)*	4,600	138,000
Sirona Dental Systems, Inc.*	1,000	50,160
St. Jude Medical, Inc.	9,300	476,718
STERIS Corp.	1,600	55,264
Stryker Corp.	8,700	528,960
Symmetry Medical, Inc.*	200	1,960
Teleflex, Inc.	900	52,182
The Cooper Cos., Inc.	1,046	72,645
Thoratec Corp.(a)*	1,600	41,488

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Varian Medical Systems, Inc.*	3,600	$243,504
West Pharmaceutical Services, Inc.	800	35,816
Zimmer Holdings, Inc.*	5,480	331,704
Zoll Medical Corp.(a)*	200	8,962
		7,852,055
Health Care Providers & Services — 2.2%
Aetna, Inc.	11,300	422,959
Amedisys, Inc.(a)*	1,100	38,500
AMERIGROUP Corp.(a)*	2,200	141,350
AmerisourceBergen Corp.	8,036	317,904
Brookdale Senior Living, Inc.(a)*	2,500	70,000
Cardinal Health, Inc.	9,600	394,848
Catalyst Health Solutions, Inc.*	1,300	72,709
Centene Corp.*	1,800	59,364
Chemed Corp.	700	46,627
CIGNA Corp.	7,000	309,960
Community Health Systems, Inc.*	2,200	87,978
Coventry Health Care, Inc.*	4,550	145,099
DaVita, Inc.*	2,900	247,979
Emergency Medical Services Corp., Class A*	800	50,872
Express Scripts, Inc.*	14,500	806,345
Health Management Associates, Inc., Class A*	6,472	70,545
Health Net, Inc.*	2,200	71,940
Healthsouth Corp.(a)*	2,658	66,397
Healthspring, Inc.*	1,700	63,529
Henry Schein, Inc.*	2,700	189,459
HMS Holdings Corp.*	700	57,295
Humana, Inc.*	5,100	356,694
Kindred Healthcare, Inc.*	900	21,492
Laboratory Corp. of America Holdings*	2,900	267,177
LifePoint Hospitals, Inc.(a)*	1,533	61,596
Lincare Holdings, Inc.	3,150	93,429
Magellan Health Services, Inc.*	900	44,172
McKesson Corp.	7,200	569,160
Medco Health Solutions, Inc.*	11,938	670,438
Mednax, Inc.*	1,400	93,254
Omnicare, Inc.(a)	3,300	98,967
Owens & Minor, Inc.(a)	1,650	53,592
Patterson Cos, Inc.	2,515	80,958
PSS World Medical, Inc.(a)*	1,300	35,295
Quest Diagnostics, Inc.	4,300	248,196
Tenet Healthcare Corp.*	12,500	93,125
UnitedHealth Group, Inc.	31,635	1,429,902
Universal American Corp.	1,252	28,683
Universal Health Services, Inc.	2,600	128,466
VCA Antech, Inc.(a)*	2,600	65,468
WellCare Health Plans, Inc.*	500	20,975
WellPoint, Inc.	10,992	767,132
		8,959,830
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,000	83,960
athenahealth, Inc.(a)*	900	40,617
Cerner Corp.(a)*	2,000	222,400
Emdeon, Inc., Class A*	288	4,640
Quality Systems, Inc.(a)	600	50,004
		401,621
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.*	1,600	60,560
BJ's Restaurants, Inc.(a)*	600	23,598
Bob Evans Farms, Inc.	700	22,820
Boyd Gaming Corp.(a)*	1,500	14,055
Brinker International, Inc.	2,650	67,045
Carnival Corp.	13,100	502,516
Chipotle Mexican Grill, Inc.(a)*	500	136,185
Choice Hotels International, Inc.(a)	700	27,195
Cracker Barrel Old Country Store, Inc.(a)	500	24,570
Darden Restaurants, Inc.	3,700	181,781
DineEquity, Inc.*	400	21,992
Domino's Pizza, Inc.*	1,790	32,990
Gaylord Entertainment Co.*	1,200	41,616
Hyatt Hotels Corp.*	1,000	43,040
International Game Technology	8,500	137,955
International Speedway Corp., Class A	500	14,900
Jack in the Box, Inc.*	1,800	40,824
Las Vegas Sands Corp.*	18,600	785,292
Life Time Fitness, Inc.(a)*	1,300	48,503
Marriott International, Inc., Class A	8,110	288,554
McDonald's Corp.	28,600	2,176,174
MGM Resorts International(a)*	8,400	110,460
Orient-Express Hotels Ltd.(a)*	1,100	13,607
P.F. Chang's China Bistro, Inc.	700	32,333
Panera Bread Co., Class A(a)*	700	88,900
Penn National Gaming, Inc.*	2,100	77,826
Royal Caribbean Cruises Ltd.*	5,600	231,056
Starbucks Corp.	20,500	757,475
Starwood Hotels & Resorts Worldwide, Inc.	5,000	290,600
Texas Roadhouse, Inc., Class A(a)	1,354	23,004
The Cheesecake Factory, Inc.(a)*	1,750	52,657
Vail Resorts, Inc.(a)*	1,000	48,760
Wendy's/Arby's Group, Inc., Class A	8,750	44,013
WMS Industries, Inc.*	1,350	47,722
Wyndham Worldwide Corp.	4,660	148,235
Wynn Resorts Ltd.	3,500	445,375
Yum! Brands, Inc.	13,300	683,354
		7,787,542
Household Durables — 0.5%
DR Horton, Inc.	8,800	102,520
Fortune Brands, Inc.	4,500	278,505
Garmin Ltd.(a)	3,186	107,878
Harman International Industries, Inc.	1,200	56,184
Jarden Corp.(a)	2,655	94,438
KB Home	2,200	27,368
Kid Brands, Inc.*	100	735
Leggett & Platt, Inc.	4,300	105,350
Lennar Corp., Class A	4,200	76,104
M.D.C. Holdings, Inc.(a)	1,057	26,795
Mohawk Industries, Inc.(a)*	1,843	112,700
Newell Rubbermaid, Inc.	8,200	156,866
NVR, Inc.*	100	75,600
Pulte Homes, Inc.*	9,847	72,868
Standard Pacific Corp.(a)*	5,300	19,769
Stanley Black & Decker, Inc.	4,622	354,045
Tempur-Pedic International, Inc.(a)*	1,500	75,990
Toll Brothers, Inc.*	4,500	88,965
Tupperware Brands Corp.	1,700	101,507
Whirlpool Corp.	2,067	176,439
		2,110,626
Household Products — 1.7%
Central Garden and Pet Co., Class A*	200	1,842
Church & Dwight Co., Inc.(a)	1,900	150,746
Clorox Co.(a)	4,200	294,294
Colgate-Palmolive Co.	13,100	1,057,956
Energizer Holdings, Inc.*	1,700	120,972
Kimberly-Clark Corp.	11,600	757,132
Procter & Gamble Co.	78,305	4,823,588

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
Spectrum Brands Holdings, Inc.*	1,350	$37,476
		7,244,006
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp.*	10,694	169,714
Constellation Energy Group, Inc.	5,400	168,102
GenOn Energy, Inc.*	17,950	68,389
NRG Energy, Inc.*	6,800	146,472
The AES Corp.*	18,700	243,100
		795,777
Industrial Conglomerates — 2.1%
3M Co.	19,200	1,795,200
Carlisle Cos, Inc.	1,200	53,460
General Electric Co.	305,263	6,120,523
Tyco International Ltd.	13,610	609,320
		8,578,503
Insurance — 3.4%
Aflac, Inc.	13,500	712,530
Allied World Assurance Co., Holdings Ltd.	1,000	62,690
Allstate Corp.	15,000	476,700
Alterra Capital Holdings Ltd.(a)	2,083	46,534
American Financial Group, Inc.	2,100	73,542
American International Group, Inc.(a)*	3,400	119,476
American National Insurance Co.	596	47,185
Amtrust Financial Services, Inc.(a)	1,389	26,488
AON Corp.	8,300	439,568
Arch Capital Group Ltd.*	1,400	138,866
Argo Group International Holdings Ltd.	648	21,410
Arthur J Gallagher & Co.	3,200	97,312
Aspen Insurance Holdings Ltd.	2,100	57,876
Assurant, Inc.	3,400	130,934
Assured Guaranty Ltd.	2,900	43,210
Axis Capital Holdings Ltd.	3,400	118,728
Berkshire Hathaway, Inc., Class B*	31,085	2,599,639
Brown & Brown, Inc.	3,900	100,620
Chubb Corp.	8,725	534,930
Cincinnati Financial Corp.(a)	4,614	151,339
CNA Financial Corp.	7,300	215,715
CNO Financial Group, Inc.*	6,200	46,562
Delphi Financial Group, Inc., Class S(a)	1,675	51,439
Endurance Specialty Holdings Ltd.	1,200	58,584
Enstar Group Ltd.(a)*	300	29,964
Erie Indemnity Co., Class A	1,400	99,554
Everest Re Group Ltd.	1,400	123,452
FBL Financial Group, Inc., Class A	100	3,072
Fidelity National Title Group, Inc., Class A	7,004	98,966
First American Financial Corp.	3,300	54,450
Flagstone Reinsurance Holdings SA(a)	380	3,424
Genworth Financial, Inc., Class A*	12,500	168,250
Greenlight Capital Re Ltd., Class A*	600	16,926
Hanover Insurance Group, Inc.	1,100	49,775
Harleysville Group, Inc.	497	16,466
Hartford Financial Services Group, Inc.	12,100	325,853
HCC Insurance Holdings, Inc.	3,800	118,978
Lincoln National Corp.	8,033	241,311
Loews Corp.	9,859	424,824
Markel Corp.(a)*	211	87,449
Marsh & McLennan Cos, Inc.	15,300	456,093
MBIA, Inc.(a)*	3,900	39,156
Mercury General Corp.	800	31,304
MetLife, Inc.	26,937	1,204,892
Montpelier Re Holdings Ltd.(a)	2,200	38,874
Navigators Group, Inc.*	100	5,150
Old Republic International Corp.(a)	5,500	69,795
OneBeacon Insurance Group Ltd.	300	4,059
PartnerRe Ltd.	2,000	158,480
Platinum Underwriters Holdings Ltd.	1,200	45,708
Principal Financial Group, Inc.	8,200	263,302
ProAssurance Corp.*	1,100	69,707
Protective Life Corp.	2,200	58,410
Prudential Financial, Inc.	13,800	849,804
Reinsurance Group of America, Inc.	2,081	130,645
RenaissanceRe Holdings Ltd.	1,400	96,586
RLI Corp.(a)	500	28,825
StanCorp Financial Group, Inc.(a)	1,400	64,568
State Auto Financial Corp.	1,600	29,152
Symetra Financial Corp.	1,300	17,680
The Progressive Corp.	18,000	380,340
The Travelers Companies, Inc.	13,018	774,311
Torchmark Corp.	2,400	159,552
Tower Group, Inc.(a)	1,000	24,030
Transatlantic Holdings, Inc.	1,500	73,005
Unitrin, Inc.	1,200	37,056
UnumProvident Corp.	9,580	251,475
Validus Holdings Ltd.	1,687	56,228
White Mountains Insurance Group Ltd.	300	109,260
WR Berkley Corp.	4,005	129,001
XL Group PLC	8,756	215,398
		14,106,437
Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	12,049	2,170,386
Expedia, Inc.	3,928	89,008
HSN, Inc.(a)*	900	28,827
Liberty Media Corp. - Interactive, Class A*	16,139	258,870
NetFlix, Inc.*	1,800	427,194
Priceline.com, Inc.*	1,300	658,372
Shutterfly, Inc.(a)*	700	36,652
		3,669,309
Internet Software & Services — 1.7%
Akamai Technologies, Inc.*	5,154	195,852
Ancestry.com, Inc.(a)*	500	17,725
AOL, Inc.(a)*	3,127	61,070
Dice Holdings, Inc.(a)*	572	8,643
Digital River, Inc.(a)*	1,400	52,402
eBay, Inc.*	33,400	1,036,736
Equinix, Inc.(a)*	900	81,990
Google, Inc., Class A*	7,142	4,186,712
GSI Commerce, Inc.(a)*	700	20,489
IAC/InterActiveCorp*	2,753	85,040
j2 Global Communications, Inc.(a)*	1,500	44,265
LogMeIn, Inc.*	400	16,864
Monster Worldwide, Inc.*	2,500	39,750
OpenTable, Inc.(a)*	600	63,810
QuinStreet, Inc.*	189	4,296
Rackspace Hosting, Inc.*	2,400	102,840
RealNetworks, Inc.*	1,958	7,284
SAVVIS, Inc.*	700	25,963
Valueclick, Inc.*	2,000	28,920
VeriSign, Inc.(a)	4,900	177,429
VistaPrint NV(a)*	1,299	67,418
WebMD Health Corp.*	1,400	74,788
Yahoo!, Inc.*	35,600	592,740
		6,993,026
IT Services — 3.2%
Accenture PLC, Class A	18,300	1,005,951
Acxiom Corp.*	2,100	30,135
Alliance Data Systems Corp.(a)*	1,500	128,835

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Amdocs Ltd.*	5,030	$145,115
Automatic Data Processing, Inc.	14,200	728,602
Broadridge Financial Solutions, Inc.	3,975	90,193
CACI International, Inc., Class A*	600	36,792
Cognizant Technology Solutions Corp., Class A*	8,800	716,320
Computer Sciences Corp.	4,600	224,158
Convergys Corp.*	3,200	45,952
CoreLogic, Inc.*	2,308	42,698
DST Systems, Inc.	1,100	58,102
Euronet Worldwide, Inc.*	583	11,269
Fidelity National Information Services, Inc.	7,398	241,841
Fiserv, Inc.*	4,350	272,832
Gartner, Inc., Class A*	2,400	100,008
Genpact Ltd.*	3,266	47,292
Global Payments, Inc.	2,480	121,322
iGate Corp.	1,300	24,401
International Business Machines Corp.	35,094	5,722,779
Jack Henry & Associates, Inc.(a)	2,400	81,336
Lender Processing Services, Inc.	2,639	84,949
Mantech International Corp., Class A(a)*	600	25,440
Mastercard, Inc., Class A	3,100	780,332
MAXIMUS, Inc.	400	32,468
NeuStar, Inc., Class A*	1,900	48,602
Paychex, Inc.	9,250	290,080
SAIC, Inc.*	8,800	148,896
Sapient Corp.*	4,000	45,800
SRA International, Inc., Class A*	1,400	39,704
Syntel, Inc.(a)	1,400	73,122
TeleTech Holdings, Inc.(a)*	1,200	23,256
Teradata Corp.*	4,600	233,220
The Western Union Co.	18,408	382,334
Total System Services, Inc.	5,028	90,604
Unisys Corp.*	1,250	39,025
VeriFone Holdings, Inc.(a)*	2,400	131,880
Visa, Inc., Class A	14,200	1,045,404
Wright Express Corp.(a)*	1,100	57,024
		13,448,073
Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,800	45,774
Eastman Kodak Co.(a)*	7,517	24,280
Hasbro, Inc.	3,300	154,572
Mattel, Inc.	10,600	264,258
Polaris Industries, Inc.(a)	900	78,318
		567,202
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.*	9,900	443,322
Bio-Rad Laboratories, Inc., Class A*	600	72,084
Bruker Corp.*	1,400	29,190
Charles River Laboratories International, Inc.*	1,588	60,947
Covance, Inc.(a)*	2,000	109,440
Dionex Corp.*	600	70,830
Illumina, Inc.(a)*	3,400	238,238
Life Technologies Corp.*	4,823	252,822
Mettler-Toledo International, Inc.*	900	154,800
Parexel International Corp.*	1,600	39,840
PerkinElmer, Inc.	3,700	97,199
Pharmaceutical Product Development, Inc.	3,500	96,985
Techne Corp.	1,000	71,600
Thermo Fisher Scientific, Inc.*	11,823	656,768
Waters Corp.*	2,500	217,250
		2,611,315
Machinery — 2.7%
Actuant Corp., Class A(a)	1,500	43,500
AGCO Corp.*	2,600	142,922
Barnes Group, Inc.(a)	1,900	39,672
Briggs & Stratton Corp.(a)	1,700	38,505
Bucyrus International, Inc.	2,000	182,900
Caterpillar, Inc.	18,200	2,026,570
Chart Industries, Inc.*	800	44,032
CLARCOR, Inc.	1,300	58,409
Crane Co.	1,300	62,959
Cummins, Inc.	5,500	602,910
Danaher Corp.	16,000	830,400
Deere & Co.	12,100	1,172,369
Donaldson Co., Inc.	2,100	128,709
Dover Corp.	5,400	354,996
Eaton Corp.	9,600	532,224
Flowserve Corp.	1,600	206,080
Gardner Denver, Inc.	1,500	117,045
Graco, Inc.(a)	1,550	70,510
Harsco Corp.	2,000	70,580
IDEX Corp.	2,100	91,665
Illinois Tool Works, Inc.	12,300	660,756
Ingersoll Rand PLC(a)	6,911	333,870
Joy Global, Inc.	2,900	286,549
Kaydon Corp.	900	35,271
Kennametal, Inc.	1,900	74,100
Lincoln Electric Holdings, Inc.	1,300	98,696
Manitowoc Co., Inc.	3,300	72,204
Meritor, Inc.(a)*	2,300	39,031
Middleby Corp.*	500	46,610
Mueller Industries, Inc.(a)	500	18,310
NACCO Industries, Inc., Class A	160	17,707
Navistar International Corp.*	2,000	138,660
Nordson Corp.	1,000	115,060
Oshkosh Corp.*	2,600	91,988
PACCAR, Inc.	10,407	544,807
Pall Corp.	3,200	184,352
Parker Hannifin Corp.	4,550	430,794
Pentair, Inc.	2,700	102,033
Robbins & Myers, Inc.	700	32,193
Sauer-Danfoss, Inc.*	261	13,293
Snap-On, Inc.	1,600	96,096
SPX Corp.	1,400	111,146
Terex Corp.(a)*	2,600	96,304
Timken Co.	2,600	135,980
Toro Co.	1,000	66,220
Trinity Industries, Inc.	2,400	88,008
Valmont Industries, Inc.	700	73,059
WABCO Holdings, Inc.*	1,599	98,562
Wabtec Corp.	1,200	81,396
Watts Water Technologies, Inc., Class A(a)	900	34,371
		11,034,383
Marine — 0.0%
Alexander & Baldwin, Inc.	900	41,085
Kirby Corp.(a)*	1,600	91,664
		132,749
Media — 3.1%
Arbitron, Inc.	800	32,024
Cablevision Systems Corp., Class A	6,900	238,809
CBS Corp., Class A	1,300	32,656
CBS Corp., Class B	18,251	457,005
Cinemark Holdings, Inc.(a)	2,400	46,440

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Clear Channel Outdoor Holdings, Inc., Class A(a)*	231	$3,361
Comcast Corp., Class A	56,890	1,406,321
Comcast Corp., Class A Special	20,350	472,527
CTC Media, Inc.	1,800	42,426
DIRECTV, Class A*	22,830	1,068,444
Discovery Communications, Inc., Class A*	4,020	160,398
Discovery Communications, Inc., Class C*	4,020	141,544
DISH Network Corp., Class A*	6,200	151,032
DreamWorks Animation SKG, Inc., Class A*	2,400	67,032
Gannett Co., Inc.(a)	6,000	91,380
Interpublic Group of Cos, Inc.	13,900	174,723
John Wiley & Sons, Inc., Class A	1,300	66,092
Lamar Advertising Co., Class A(a)*	1,800	66,492
Liberty Global, Inc., Series A(a)*	3,795	157,151
Liberty Global, Inc., Series C(a)*	3,173	126,888
Liberty Media - Starz Series A*	1,492	115,779
Liberty Media Corp. - Capital, Series A*	3,800	279,946
Live Nation Entertainment, Inc.*	4,494	44,940
Madison Square Garden, Inc., Class A*	1,825	49,257
McGraw-Hill Companies, Inc.	9,100	358,540
Meredith Corp.(a)	900	30,528
Morningstar, Inc.(a)	800	46,704
National CineMedia, Inc.	1,513	28,248
News Corp., Class A	52,444	920,917
News Corp., Class B	12,500	232,750
Omnicom Group, Inc.	8,600	421,916
Regal Entertainment Group, Class A	1,900	25,650
Scripps Networks Interactive, Inc., Class A	2,600	130,234
The New York Times Co., Class A*	2,900	27,463
The Washington Post Co., Class B(a)	100	43,756
Time Warner Cable, Inc.	9,901	706,337
Time Warner, Inc.	32,700	1,167,390
Valassis Communications, Inc.*	1,200	34,968
Viacom, Inc., Class A	1,500	79,935
Viacom, Inc., Class B	15,537	722,781
Walt Disney Co.	51,875	2,235,294
		12,706,078
Metals & Mining — 1.3%
AK Steel Holding Corp.	3,100	48,918
Alcoa, Inc.	30,700	541,855
Allegheny Technologies, Inc.(a)	2,400	162,528
Allied Nevada Gold Corp.*	1,100	39,028
Carpenter Technology Corp.(a)	1,000	42,710
Century Aluminum Co.*	1,000	18,680
Cliffs Natural Resources, Inc.	3,800	373,464
Coeur d'Alene Mines Corp.*	2,100	73,038
Commercial Metals Co.(a)	3,500	60,445
Compass Minerals International, Inc.	1,000	93,530
Freeport-McMoRan Copper & Gold, Inc., Class B	27,036	1,501,850
Globe Specialty Metals, Inc.(a)	1,300	29,588
Hecla Mining Co.*	5,900	53,572
Newmont Mining Corp.	13,500	736,830
Nucor Corp.	8,900	409,578
Reliance Steel & Aluminum Co.	2,000	115,560
Royal Gold, Inc.	1,500	78,600
Schnitzer Steel Industries, Inc., Class A	700	45,507
Southern Copper Corp.	6,437	259,218
Steel Dynamics, Inc.	5,800	108,866
Stillwater Mining Co.*	3,300	75,669
Titanium Metals Corp.*	2,900	53,882
United States Steel Corp.	3,300	178,002
Walter Industries, Inc.	1,400	189,602
Worthington Industries, Inc.(a)	1,900	39,748
		5,330,268
Multi-Utilities — 1.2%
Alliant Energy Corp.	2,900	112,897
Ameren Corp.(a)	7,000	196,490
Avista Corp.	1,300	30,069
Black Hills Corp.(a)	1,000	33,440
Centerpoint Energy, Inc.	11,250	197,550
CMS Energy Corp.	6,400	125,696
Consolidated Edison, Inc.	8,300	420,976
Dominion Resources, Inc.	16,200	724,140
DTE Energy Co.	4,900	239,904
Integrys Energy Group, Inc.(a)	1,977	99,859
MDU Resources Group, Inc.	4,725	108,533
NiSource, Inc.	7,800	149,604
NorthWestern Corp.	1,000	30,300
NSTAR(a)	2,800	129,556
OGE Energy Corp.	2,900	146,624
PG&E Corp.	10,900	481,562
Public Service Enterprise Group, Inc.	14,400	453,744
SCANA Corp.(a)	3,400	133,858
Sempra Energy	6,600	353,100
TECO Energy, Inc.	5,800	108,808
Vectren Corp.	1,900	51,680
Wisconsin Energy Corp.	6,800	207,400
Xcel Energy, Inc.	13,100	312,959
		4,848,749
Multiline Retail — 0.7%
99 Cents Only Stores(a)*	1,800	35,280
Big Lots, Inc.*	2,300	99,889
Dillard's, Inc., Class A(a)	1,596	64,032
Dollar Tree, Inc.*	4,002	222,191
Family Dollar Stores, Inc.	3,600	184,752
J.C. Penney Co., Inc.	6,500	233,415
Kohl's Corp.	7,860	416,894
Macy's, Inc.	11,100	269,286
Nordstrom, Inc.	5,000	224,400
Saks, Inc.(a)*	3,600	40,716
Sears Holdings Corp.(a)*	1,189	98,271
Target Corp.	18,500	925,185
		2,814,311
Office Electronics — 0.1%
Xerox Corp.	39,292	418,460
Zebra Technologies Corp., Class A*	1,575	61,803
		480,263
Oil, Gas & Consumable Fuels — 9.7%
Alpha Natural Resources, Inc.(a)*	3,726	221,213
Anadarko Petroleum Corp.	14,400	1,179,648
Apache Corp.	10,384	1,359,473
Arch Coal, Inc.	4,300	154,972
Berry Petroleum Co., Class A	1,600	80,720
Bill Barrett Corp.(a)*	1,500	59,865
Brigham Exploration Co.*	3,200	118,976
Cabot Oil & Gas Corp.	3,000	158,910
Chesapeake Energy Corp.	18,700	626,824
Chevron Corp.	56,634	6,084,191
Cimarex Energy Co.	2,410	277,728
Clayton Williams Energy, Inc.(a)*	200	21,140
Cloud Peak Energy, Inc.*	1,609	34,738
Cobalt International Energy, Inc.*	1,304	21,920
Comstock Resources, Inc.(a)*	1,500	46,410
Concho Resources, Inc.*	2,700	289,710
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
ConocoPhillips	39,331	$3,140,974
Consol Energy, Inc.	6,500	348,595
Continental Resources, Inc.*	900	64,323
CVR Energy, Inc.*	1,522	35,249
Denbury Resources, Inc.*	11,108	271,035
Devon Energy Corp.	11,640	1,068,203
El Paso Corp.	19,900	358,200
EOG Resources, Inc.	7,300	865,123
EQT Corp.	3,900	194,610
EXCO Resources, Inc.(a)	4,900	101,234
Exxon Mobil Corp.	142,720	12,007,034
Forest Oil Corp.*	3,371	127,525
Frontier Oil Corp.	2,800	82,096
Gulfport Energy Corp.*	766	27,691
Hess Corp.	9,200	783,932
Holly Corp.	1,400	85,064
International Coal Group, Inc.*	4,800	54,240
Marathon Oil Corp.	20,302	1,082,300
Massey Energy Co.(a)	2,500	170,900
McMoRan Exploration Co.*	3,687	65,297
Murphy Oil Corp.	5,200	381,784
Newfield Exploration Co.*	3,900	296,439
Noble Energy, Inc.	5,068	489,822
Northern Oil and Gas, Inc.(a)*	1,700	45,390
Occidental Petroleum Corp.	23,380	2,442,976
Overseas Shipholding Group, Inc.(a)	1,100	35,354
Patriot Coal Corp.*	1,440	37,195
Peabody Energy Corp.	7,800	561,288
PetroHawk Energy Corp.*	7,610	186,749
Petroleum Development Corp.(a)*	600	28,806
Pioneer Natural Resources Co.(a)	3,402	346,732
Plains Exploration & Production Co.*	3,717	134,667
QEP Resources, Inc.	5,200	210,808
Quicksilver Resources, Inc.*	2,200	31,482
Range Resources Corp.(a)	4,300	251,378
Rosetta Resources, Inc.*	1,400	66,556
SandRidge Energy, Inc.*	10,354	132,531
Ship Finance International Ltd.(a)	2,100	43,533
SM Energy Co.	1,700	126,123
Southern Union Co.	3,288	94,103
Southwestern Energy Co.*	10,000	429,700
Spectra Energy Corp.	18,678	507,668
Stone Energy Corp.*	1,196	39,910
Sunoco, Inc.	3,700	168,683
Swift Energy Co.(a)*	900	38,412
Teekay Corp.	1,700	62,781
Tesoro Corp.*	3,000	80,490
Ultra Petroleum Corp.(a)*	4,200	206,850
Valero Energy Corp.	16,318	486,603
W&T Offshore, Inc.	800	18,232
Western Refining, Inc.*	1,000	16,950
Whiting Petroleum Corp.*	3,200	235,040
Williams Companies, Inc.	16,900	526,942
World Fuel Services Corp.	1,600	64,976
		40,497,016
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	1,000	27,230
Domtar Corp.	900	82,602
International Paper Co.	11,925	359,897
Louisiana-Pacific Corp.(a)*	3,600	37,800
MeadWestvaco Corp.	5,340	161,962
		669,491
Personal Products — 0.2%
Alberto-Culver Co.	2,900	108,083
Avon Products, Inc.	11,900	321,776
Elizabeth Arden, Inc.*	300	9,003
Estee Lauder Companies, Inc., Class A	3,300	317,988
Herbalife Ltd.	1,600	130,176
Nu Skin Enterprises, Inc., Class A(a)	2,088	60,030
		947,056
Pharmaceuticals — 4.5%
Abbott Laboratories	43,000	2,109,150
Allergan, Inc.	8,900	632,078
Bristol-Myers Squibb Co.	47,800	1,263,354
Eli Lilly & Co.(a)	29,400	1,033,998
Endo Pharmaceuticals Holdings, Inc.*	3,209	122,455
Forest Laboratories, Inc.*	8,100	261,630
Hospira, Inc.*	4,420	243,984
Impax Laboratories, Inc.*	1,000	25,450
Johnson & Johnson	77,312	4,580,736
Medicis Pharmaceutical Corp., Class A	1,000	32,040
Merck & Co., Inc.	87,194	2,878,274
Mylan, Inc.(a)*	12,025	272,607
Par Pharmaceutical Cos., Inc.*	400	12,432
Perrigo Co.(a)	2,300	182,896
Pfizer, Inc.	229,992	4,671,138
Viropharma, Inc.(a)*	1,800	35,820
Watson Pharmaceuticals, Inc.*	3,400	190,434
		18,548,476
Professional Services — 0.2%
Acacia Research - Acacia Technologies*	600	20,532
CoStar Group, Inc.*	600	37,608
Dun & Bradstreet Corp.	1,500	120,360
Equifax, Inc.	3,389	131,663
FTI Consulting, Inc.(a)*	1,300	49,829
IHS, Inc., Class A*	1,300	115,375
Korn/Ferry International*	1,300	28,951
Manpower, Inc.	2,400	150,912
Robert Half International, Inc.(a)	3,700	113,220
The Corporate Executive Board Co.	1,000	40,370
Towers Watson & Co., Class A	1,500	83,190
Verisk Analytics, Inc., Class A*	3,400	111,384
		1,003,394
Real Estate Investment Trusts (REITs) — 0.1%
Weyerhaeuser Co.	15,430	379,578
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A*	8,400	224,280
Forest City Enterprises, Inc.*	3,000	56,490
Jones Lang LaSalle, Inc.	1,100	109,714
The St. Joe Co.(a)*	2,400	60,168
		450,652
Road & Rail — 0.9%
AMERCO, Inc.(a)*	300	29,100
Avis Budget Group, Inc.(a)*	2,328	41,695
Con-way, Inc.	1,500	58,935
CSX Corp.	10,900	856,740
Genesee & Wyoming, Inc., Class A*	1,300	75,660
Heartland Express, Inc.(a)	1,866	32,767
Hertz Global Holdings, Inc.*	7,400	115,662
JB Hunt Transport Services, Inc.	2,500	113,550
Kansas City Southern*	2,700	147,015
Knight Transportation, Inc.(a)	1,525	29,356
Landstar System, Inc.	1,600	73,088
Norfolk Southern Corp.	10,200	706,554
Old Dominion Freight Line, Inc.*	1,425	50,003
Ryder System, Inc.	1,600	80,960

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Union Pacific Corp.	14,100	$1,386,453
Werner Enterprises, Inc.	1,200	31,764
		3,829,302
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.(a)*	16,400	141,040
Altera Corp.	9,000	396,180
Amkor Technology, Inc.(a)*	2,500	16,850
Analog Devices, Inc.	8,600	338,668
Applied Materials, Inc.	38,300	598,246
Atheros Communications, Inc.*	2,000	89,300
Atmel Corp.*	14,300	194,909
Broadcom Corp., Class A	13,950	549,351
Cabot Microelectronics Corp.*	600	31,350
Cavium Networks, Inc.*	400	17,972
Cirrus Logic, Inc.*	1,700	35,751
Cree, Inc.*	2,900	133,864
Cymer, Inc.(a)*	1,100	62,238
Cypress Semiconductor Corp.*	4,600	89,148
Diodes, Inc.(a)*	900	30,654
Entegris, Inc.*	3,200	28,064
Fairchild Semiconductor International, Inc.*	4,600	83,720
FEI Co.*	800	26,976
First Solar, Inc.(a)*	1,600	257,344
GT Solar International, Inc.(a)*	1,900	20,254
Hittite Microwave Corp.*	800	51,016
Integrated Device Technology, Inc.*	4,970	36,629
Intel Corp.	158,300	3,192,911
International Rectifier Corp.*	1,500	49,590
Intersil Corp., Class A	3,500	43,575
Kla-Tencor Corp.	4,900	232,113
Lam Research Corp.*	3,600	203,976
Linear Technology Corp.(a)	6,200	208,506
LSI Corp.*	18,094	123,039
Marvell Technology Group Ltd.*	16,100	250,355
Maxim Integrated Products, Inc.	8,300	212,480
MEMC Electronic Materials, Inc.*	5,800	75,168
Microchip Technology, Inc.(a)	5,350	203,354
Micron Technology, Inc.*	27,301	312,869
Microsemi Corp.*	2,900	60,059
MKS Instruments, Inc.(a)	1,300	43,290
National Semiconductor Corp.	6,400	91,776
Netlogic Microsystems, Inc.(a)*	1,700	71,434
Novellus Systems, Inc.*	2,800	103,964
Nvidia Corp.*	16,500	304,590
Omnivision Technologies, Inc.(a)*	1,400	49,742
ON Semiconductor Corp.*	11,830	116,762
PMC - Sierra, Inc.*	6,300	47,250
Power Integrations, Inc.(a)	800	30,664
Rambus, Inc.*	3,700	73,260
RF Micro Devices, Inc.(a)*	7,000	44,870
Semtech Corp.*	1,800	45,036
Silicon Laboratories, Inc.(a)*	1,400	60,494
Skyworks Solutions, Inc.*	5,200	168,584
Spansion, Inc., Class A*	1,700	31,739
SunPower Corp., Class A(a)*	1,500	25,710
SunPower Corp., Class B*	1,127	18,787
Teradyne, Inc.(a)*	6,000	106,860
Texas Instruments, Inc.	33,800	1,168,128
TriQuint Semiconductor, Inc.*	5,100	65,841
Varian Semiconductor Equipment Associates, Inc.*	2,125	103,424
Veeco Instruments, Inc.(a)*	1,100	55,924
Xilinx, Inc.(a)	7,500	246,000
		11,471,648
Software — 3.7%
ACI Worldwide, Inc.*	600	19,680
Activision Blizzard, Inc.(a)	15,888	174,291
Adobe Systems, Inc.*	14,308	474,453
Advent Software, Inc.(a)*	800	22,936
ANSYS, Inc.*	2,600	140,894
Ariba, Inc.*	2,300	78,522
AsiaInfo-Linkage, Inc.(a)*	646	13,986
Autodesk, Inc.*	6,300	277,893
Blackbaud, Inc.(a)	992	27,022
Blackboard, Inc.(a)*	1,000	36,240
BMC Software, Inc.*	5,000	248,700
CA, Inc.	12,090	292,336
Cadence Design Systems, Inc.*	7,100	69,225
Citrix Systems, Inc.*	5,400	396,684
Commvault Systems, Inc.*	1,100	43,868
Compuware Corp.*	7,600	87,780
Concur Technologies, Inc.(a)*	1,100	60,995
Ebix, Inc.*	1,100	26,015
Electronic Arts, Inc.*	9,400	183,582
Factset Research Systems, Inc.	1,250	130,912
Fair Isaac Corp.(a)	1,450	45,835
Fortinet, Inc.*	800	35,200
Informatica Corp.*	2,700	141,021
Intuit, Inc.*	8,100	430,110
JDA Software Group, Inc.(a)*	800	24,208
Lawson Software, Inc.*	4,100	49,610
Mentor Graphics Corp.*	3,500	51,205
Micros Systems, Inc.*	2,500	123,575
Microsoft Corp.	214,300	5,434,648
MicroStrategy, Inc., Class A*	200	26,896
NetScout Systems, Inc.*	700	19,124
NetSuite, Inc.(a)*	1,200	34,896
Novell, Inc.*	10,700	63,451
Nuance Communications, Inc.*	6,700	131,052
Oracle Corp.	116,360	3,882,933
Parametric Technology Corp.*	3,480	78,265
Progress Software Corp.*	1,950	56,726
Quest Software, Inc.(a)*	2,400	60,936
Red Hat, Inc.*	5,100	231,489
Rovi Corp.*	3,317	177,957
Salesforce.com, Inc.*	3,300	440,814
Solarwinds, Inc.(a)*	569	13,349
Solera Holdings, Inc.	1,550	79,205
SuccessFactors, Inc.(a)*	1,400	54,726
Symantec Corp.*	22,121	410,123
Synopsys, Inc.*	4,200	116,130
Take-Two Interactive Software, Inc.*	2,150	33,046
Taleo Corp., Class A*	1,200	42,780
THQ, Inc.(a)*	701	3,197
TIBCO Software, Inc.*	6,000	163,500
VMware, Inc.*	2,547	207,682
Websense, Inc.(a)*	1,600	36,752
		15,506,455
Specialty Retail — 2.0%
Aaron's, Inc.	2,250	57,060
Abercrombie & Fitch Co., Class A	2,500	146,750
Advance Auto Parts, Inc.	2,400	157,488
Aeropostale, Inc.*	2,700	65,664
American Eagle Outfitters, Inc.	5,750	91,367
Ann, Inc.*	1,550	45,121
Ascena Retail Group, Inc.*	2,000	64,820
AutoNation, Inc.(a)*	1,600	56,592

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
AutoZone, Inc.*	700	$191,492
Bed Bath & Beyond, Inc.*	7,200	347,544
Best Buy Co., Inc.	9,525	273,558
Cabela's, Inc.(a)*	1,100	27,511
Carmax, Inc.*	5,846	187,657
Chico's FAS, Inc.	5,800	86,420
Childrens Place Retail Stores, Inc.(a)*	700	34,881
Collective Brands, Inc.*	1,700	36,686
Dick's Sporting Goods, Inc.*	2,400	95,952
DSW, Inc., Class A*	400	15,984
Foot Locker, Inc.	4,100	80,852
GameStop Corp., Class A(a)*	4,388	98,818
Guess?, Inc.	1,800	70,830
Home Depot, Inc.	46,900	1,738,114
Jos. A. Bank Clothiers, Inc.(a)*	750	38,160
Lowe's Cos, Inc.	39,900	1,054,557
Ltd. Brands, Inc.	7,980	262,382
Men's Wearhouse, Inc.(a)	1,750	47,355
O'Reilly Automotive, Inc.*	3,900	224,094
Office Depot, Inc.*	9,300	43,059
OfficeMax, Inc.*	2,300	29,762
Penske Auto Group, Inc.(a)*	1,000	20,020
PetSmart, Inc.	3,400	139,230
Pier 1 Imports, Inc.*	3,200	32,480
RadioShack Corp.(a)	3,300	49,533
Rent-A-Center, Inc.(a)	1,700	59,347
Ross Stores, Inc.	3,400	241,808
Sally Beauty Holdings, Inc.(a)*	6,200	86,862
Signet Jewelers Ltd.*	2,900	133,458
Staples, Inc.	19,850	385,487
The Buckle, Inc.(a)	600	24,240
The Gap, Inc.(a)	12,100	274,186
Tiffany & Co.	3,600	221,184
TJX Cos, Inc.	11,000	547,030
Tractor Supply Co.	2,800	167,608
Ulta Salon Cosmetics & Fragrance, Inc.*	1,600	77,008
Urban Outfitters, Inc.*	3,800	113,354
Williams-Sonoma, Inc.	2,900	117,450
		8,360,815
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc.*	1,400	40,082
Coach, Inc.	8,400	437,136
Columbia Sportswear Co.	400	23,768
CROCS, Inc.*	2,300	41,032
Deckers Outdoor Corp.(a)*	1,200	103,380
Fossil, Inc.*	2,600	243,490
Hanesbrands, Inc.*	2,601	70,331
Iconix Brand Group, Inc.(a)*	1,472	31,619
NIKE, Inc., Class B	10,305	780,088
Phillips-Van Heusen Corp.	1,700	110,551
Polo Ralph Lauren Corp.	1,800	222,570
Steven Madden Ltd.(a)*	800	37,544
The Jones Group, Inc.	1,700	23,375
The Timberland Co., Class A*	1,000	41,290
The Warnaco Group, Inc.(a)*	1,400	80,066
Under Armour, Inc., Class A(a)*	1,100	74,855
VF Corp.	2,500	246,325
Wolverine World Wide, Inc.	1,600	59,648
		2,667,150
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.(a)	2,298	33,022
Capitol Federal Financial, Inc.	539	6,074
First Niagara Financial Group, Inc.(a)	5,600	76,048
Hudson City Bancorp, Inc.	13,407	129,780
MGIC Investment Corp.*	5,200	46,228
New York Community Bancorp, Inc.(a)	10,665	184,078
NewAlliance Bancshares, Inc.(a)	3,600	53,424
Northwest Bancshares, Inc.	4,275	53,608
Ocwen Financial Corp.(a)*	3,000	33,060
People's United Financial, Inc.	11,010	138,506
TFS Financial Corp.(a)	3,772	40,059
Washington Federal, Inc.	2,947	51,101
		844,988
Tobacco — 1.4%
Altria Group, Inc.	58,800	1,530,564
Lorillard, Inc.	4,100	389,541
Philip Morris International, Inc.	51,700	3,393,071
Reynolds American, Inc.	13,165	467,752
Universal Corp.(a)	300	13,062
Vector Group Ltd.(a)	1,837	31,762
		5,825,752
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	964	32,063
Fastenal Co.	3,700	239,871
GATX Corp.(a)	1,700	65,722
MSC Industrial Direct Co., Class A	1,400	95,858
Textainer Group Holdings Ltd.(a)	1,300	48,308
Watsco, Inc.	800	55,768
WESCO International, Inc.(a)*	1,500	93,750
WW Grainger, Inc.	1,700	234,056
		865,396
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	137,445
Aqua America, Inc.	4,034	92,338
		229,783
Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A*	11,400	590,748
Clearwire Corp., Class A(a)*	3,600	20,124
Crown Castle International Corp.*	8,317	353,888
Leap Wireless International, Inc.(a)*	1,200	18,588
MetroPCS Communications, Inc.*	8,400	136,416
NII Holdings, Inc.*	4,600	191,682
NTELOS Holdings Corp.	1,000	18,410
SBA Communications Corp., Class A(a)*	2,900	115,072
Sprint Nextel Corp.*	81,339	377,413
Telephone & Data Systems, Inc.	1,300	43,810
Telephone & Data Systems, Inc., Special Shares	1,400	41,328
United States Cellular Corp.*	514	26,466
		1,933,945
TOTAL COMMON STOCKS (Identified Cost $257,107,972)		395,234,057

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	66	165

Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	73	12
TOTAL RIGHTS & WARRANTS (Identified Cost $350)		177

MUTUAL FUNDS — 4.4%
Other — 4.4%
DFA U.S. Micro Cap Portfolio	1,221,798	18,180,355
TOTAL MUTUAL FUNDS (Identified Cost $14,221,245)		18,180,355

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2,077,025	2,077,025
		2,077,026
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,077,026)		2,077,026

COLLATERAL FOR SECURITIES ON LOAN — 5.5%
Short-Term — 5.5%
State Street Navigator Securities Lending Prime Portfolio	22,865,919	22,865,919
		22,865,919
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $22,865,919)		22,865,919

Total Investments — 105.5% (Identified Cost $296,272,512)#		438,357,534
Liabilities, Less Cash and Other Assets — (5.5%)		(22,733,404)

Net Assets — 100.0%		$415,624,130

____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2011, the market value of the securities on loan was $23,698,163.
#
At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $296,272,512. Net unrealized appreciation aggregated $142,085,022 of which $151,756,434 related to appreciated investment securities and $9,671,412 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

March 31, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	17.9%
Financials	17.8%
Energy	12.2%
Industrials	11.3%
Consumer Discretionary	11.1%
Health Care	10.6%
Consumer Staples	8.9%
Materials	4.2%
Utilities	3.3%
Telecommunication Services	2.7%
Total	100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.4%
Huntington Ingalls Industries, Inc.*	9,177	$380,846
L-3 Communications Holdings, Inc.	6,775	530,550
Northrop Grumman Corp.	55,064	3,453,063
		4,364,459
Airlines — 0.5%
Southwest Airlines Co.	126,100	1,592,643
Beverages — 0.6%
Constellation Brands, Inc., Class A*	30,934	627,342
Molson Coors Brewing Co., Class B	27,145	1,272,829
		1,900,171
Building Products — 0.2%
Armstrong World Industries, Inc.(a)	1,215	56,218
Owens Corning*	17,998	647,748
		703,966
Capital Markets — 1.1%
American Capital Ltd.*	7,870	77,913
E*Trade Financial Corp.*	8,543	133,527
Legg Mason, Inc.	23,477	847,285
Morgan Stanley	93,636	2,558,136
		3,616,861
Chemicals — 0.5%
Ashland, Inc.	12,687	732,801
CF Industries Holdings, Inc.	244	33,377
Cytec Industries, Inc.	4,083	221,993
Huntsman Corp.	28,296	491,784
		1,479,955
Commercial Banks — 2.0%
Associated Banc-Corp(a)	15,088	224,057
KeyCorp	126,159	1,120,292
Marshall & Ilsley Corp.	77,067	615,765
Popular, Inc.*	68,589	199,594
Regions Financial Corp.	184,756	1,341,329
SunTrust Banks, Inc.	78,087	2,252,029
Zions Bancorporation	27,089	624,672
		6,377,738
Commercial Services & Supplies — 0.5%
Cintas Corp.	1,500	45,405
Covanta Holding Corp.(a)	8,602	146,922
R.R. Donnelley & Sons Co.	21,147	400,101
Republic Services, Inc.	37,677	1,131,817
		1,724,245
Communications Equipment — 0.2%
Brocade Communications Systems, Inc.*	26,449	162,661
Motorola Solutions, Inc.*	10,790	482,205
		644,866
Computers & Peripherals — 0.0%
Western Digital Corp.*	3,547	132,268
Construction & Engineering — 0.2%
Quanta Services, Inc.*	5,316	119,238
URS Corp.*	11,979	551,633
		670,871
Construction Materials — 0.3%
Vulcan Materials Co.(a)	19,042	868,315
Consumer Finance — 1.2%
Capital One Financial Corp.	74,533	3,872,735
Containers & Packaging — 0.1%
Sealed Air Corp.	3,700	98,642
Temple-Inland, Inc.(a)	2,398	56,113
		154,755
Diversified Consumer Services — 0.0%
Service Corp. International	4,703	52,015
Diversified Financial Services — 7.6%
Bank of America Corp.	723,273	9,641,229
Citigroup, Inc.*	2,501,411	11,056,237
CME Group, Inc.	10,093	3,043,544
NYSE Euronext	6,255	219,988
The NASDAQ OMX Group, Inc.*	28,325	731,918
		24,692,916
Diversified Telecommunication Services — 5.1%
AT&T, Inc.	413,507	12,653,314
CenturyLink, Inc.(a)	45,911	1,907,602
Frontier Communications Corp.(a)	16,076	132,145
Verizon Communications, Inc.	45,629	1,758,542
		16,451,603
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	20,100	841,788
Avnet, Inc.*	25,300	862,477
AVX Corp.	8,790	131,059
Corning, Inc.	1,770	36,515
Ingram Micro, Inc., Class A*	27,569	579,776
Tech Data Corp.*	2,403	122,217
		2,573,832
Energy Equipment & Services — 3.3%
Helmerich & Payne, Inc.	17,367	1,192,939
Nabors Industries Ltd.*	40,064	1,217,144
National Oilwell Varco, Inc.	63,144	5,005,425
Patterson-UTI Energy, Inc.	23,200	681,848
Pride International, Inc.*	27,225	1,169,314
Rowan Cos, Inc.*	19,250	850,465
Tidewater, Inc.(a)	8,682	519,618
Unit Corp.*	600	37,170
		10,673,923
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	222,515	7,636,715
Safeway, Inc.(a)	38,038	895,414
		8,532,129
Food Products — 4.6%
Archer-Daniels-Midland Co.	95,728	3,447,165
Bunge Ltd.	13,425	971,030
Corn Products International, Inc.	9,600	497,472
Kraft Foods, Inc., Class A	206,678	6,481,422
Ralcorp Holdings, Inc.*	7,260	496,802
Smithfield Foods, Inc.*	24,599	591,852
The J.M. Smucker Co.	18,166	1,296,871
Tyson Foods, Inc., Class A	52,207	1,001,852
		14,784,466
Health Care Equipment & Supplies — 1.0%
Alere, Inc.(a)*	9,211	360,519
Boston Scientific Corp.*	166,596	1,197,825
CareFusion Corp.*	27,959	788,444
Hologic, Inc.*	37,557	833,765
Teleflex, Inc.(a)	2,591	150,226
The Cooper Cos., Inc.	637	44,240
		3,375,019
Health Care Providers & Services — 4.5%
Aetna, Inc.	66,065	2,472,813
CIGNA Corp.	219	9,697
Community Health Systems, Inc.*	13,786	551,302
Coventry Health Care, Inc.*	22,712	724,286

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Health Net, Inc.*	11,252	$367,940
Humana, Inc.*	24,131	1,687,722
Omnicare, Inc.(a)	16,924	507,551
UnitedHealth Group, Inc.	61,560	2,782,512
WellPoint, Inc.	77,407	5,402,235
		14,506,058
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	90,764	3,481,707
MGM Resorts International(a)*	105,090	1,381,934
Penn National Gaming, Inc.(a)*	4,741	175,701
Royal Caribbean Cruises Ltd.*	33,500	1,382,210
Wendy's/Arby's Group, Inc., Class A(a)	29,499	148,380
Wyndham Worldwide Corp.	28,665	911,834
		7,481,766
Household Durables — 1.4%
DR Horton, Inc.	40,139	467,619
Fortune Brands, Inc.	23,949	1,482,204
Lennar Corp., Class A	25,133	455,410
Mohawk Industries, Inc.(a)*	11,968	731,843
Pulte Homes, Inc.*	46,931	347,289
Stanley Black & Decker, Inc.	4,420	338,572
Toll Brothers, Inc.(a)*	27,590	545,454
Whirlpool Corp.	210	17,926
		4,386,317
Independent Power Producers & Energy Traders — 0.6%
Calpine Corp.(a)*	62,051	984,749
NRG Energy, Inc.*	26,786	576,971
The AES Corp.*	35,815	465,595
		2,027,315
Industrial Conglomerates — 2.4%
General Electric Co.	301,382	6,042,709
Tyco International Ltd.	36,282	1,624,345
		7,667,054
Insurance — 9.5%
Allied World Assurance Co., Holdings Ltd.	6,278	393,568
Allstate Corp.	10,350	328,923
Alterra Capital Holdings Ltd.(a)	1,399	31,254
American Financial Group, Inc.	19,642	687,863
American National Insurance Co.	4,392	347,715
Assurant, Inc.	16,949	652,706
Assured Guaranty Ltd.	3,257	48,529
Axis Capital Holdings Ltd.	20,253	707,235
CNA Financial Corp.	45,652	1,349,016
Endurance Specialty Holdings Ltd.	789	38,519
Everest Re Group Ltd.	7,352	648,299
Genworth Financial, Inc., Class A*	74,443	1,002,003
Hanover Insurance Group, Inc.(a)	5,083	230,006
Hartford Financial Services Group, Inc.(a)	68,373	1,841,285
Lincoln National Corp.	52,189	1,567,757
Loews Corp.	73,779	3,179,137
MBIA, Inc.(a)*	2,571	25,813
MetLife, Inc.	144,464	6,461,875
Old Republic International Corp.(a)	41,075	521,242
PartnerRe Ltd.	5,060	400,954
Protective Life Corp.	830	22,036
Prudential Financial, Inc.	69,628	4,287,692
Reinsurance Group of America, Inc.	12,042	755,997
The Travelers Companies, Inc.	16,193	963,160
Transatlantic Holdings, Inc.	9,969	485,191
UnumProvident Corp.	59,028	1,549,485
Validus Holdings Ltd.	10,899	363,264
Wesco Financial Corp.(a)	1,217	473,656
White Mountains Insurance Group Ltd.	834	303,743
XL Group PLC	42,872	1,054,651
		30,722,574
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	102,856	1,649,810
Internet Software & Services — 0.3%
AOL, Inc.(a)*	17,333	338,513
IAC/InterActiveCorp*	20,291	626,789
		965,302
IT Services — 1.1%
Computer Sciences Corp.	27,761	1,352,794
CoreLogic, Inc.*	7,218	133,533
Fidelity National Information Services, Inc.	42,893	1,402,172
Visa, Inc., Class A	8,900	655,218
		3,543,717
Life Sciences Tools & Services — 1.2%
PerkinElmer, Inc.	9,542	250,668
Thermo Fisher Scientific, Inc.*	65,998	3,666,189
		3,916,857
Machinery — 0.9%
AGCO Corp.*	14,904	819,273
Ingersoll Rand PLC(a)	23,600	1,140,116
Pentair, Inc.(a)	11,168	422,039
Terex Corp.(a)*	13,460	498,558
		2,879,986
Media — 10.8%
CBS Corp., Class A	8,700	218,544
CBS Corp., Class B	111,595	2,794,339
Clear Channel Outdoor Holdings, Inc., Class A(a)*	4,600	66,930
Comcast Corp., Class A	363,010	8,973,607
Comcast Corp., Class A Special	125,831	2,921,796
Liberty Media - Starz Series A*	8,585	666,196
News Corp., Class A	288,401	5,064,321
News Corp., Class B	110,939	2,065,684
The Washington Post Co., Class B(a)	1,016	444,561
Time Warner Cable, Inc.	63,900	4,558,626
Time Warner, Inc.	197,031	7,034,007
		34,808,611
Metals & Mining — 1.3%
Alcoa, Inc.	163,095	2,878,627
Coeur d'Alene Mines Corp.*	700	24,346
Reliance Steel & Aluminum Co.	12,193	704,511
Steel Dynamics, Inc.	25,306	474,994
United States Steel Corp.	3,009	162,305
		4,244,783
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	60,366	1,902,133
Multiline Retail — 0.9%
Dillard's, Inc., Class A(a)	945	37,913
J.C. Penney Co., Inc.	33,344	1,197,383
Kohl's Corp.	636	33,734
Macy's, Inc.	8,851	214,725
Sears Holdings Corp.(a)*	18,919	1,563,655
		3,047,410
Office Electronics — 0.4%
Xerox Corp.	124,569	1,326,660
Oil, Gas & Consumable Fuels — 14.7%
Anadarko Petroleum Corp.	89,058	7,295,631
Cabot Oil & Gas Corp.	3,394	179,780

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Chesapeake Energy Corp.	98,936	$3,316,335
Chevron Corp.	18,610	1,999,272
ConocoPhillips	188,421	15,047,301
Denbury Resources, Inc.*	32,141	784,240
Hess Corp.	47,136	4,016,459
Marathon Oil Corp.	115,078	6,134,808
Murphy Oil Corp.	14,381	1,055,853
Noble Energy, Inc.	9,848	951,809
PetroHawk Energy Corp.*	428	10,503
Pioneer Natural Resources Co.(a)	18,724	1,908,350
Plains Exploration & Production Co.*	19,972	723,586
QEP Resources, Inc.	5,776	234,159
Sunoco, Inc.	17,825	812,642
Teekay Corp.	500	18,465
Tesoro Corp.(a)*	10,200	273,666
Valero Energy Corp.	88,901	2,651,028
		47,413,887
Paper & Forest Products — 1.2%
Domtar Corp.	6,754	619,882
International Paper Co.	74,679	2,253,812
MeadWestvaco Corp.	28,813	873,899
		3,747,593
Pharmaceuticals — 2.9%
Pfizer, Inc.	458,947	9,321,214
Road & Rail — 6.3%
CSX Corp.	67,705	5,321,613
Hertz Global Holdings, Inc.*	49,461	773,076
Kansas City Southern*	14,109	768,235
Norfolk Southern Corp.	68,700	4,758,849
Ryder System, Inc.	9,500	480,700
Union Pacific Corp.	85,289	8,386,467
		20,488,940
Semiconductors & Semiconductor Equipment — 0.3%
MEMC Electronic Materials, Inc.*	21,253	275,439
Micron Technology, Inc.*	70,332	806,005
		1,081,444
Software — 0.3%
Activision Blizzard, Inc.(a)	83,074	911,322
Specialty Retail — 0.3%
Foot Locker, Inc.	20,956	413,252
GameStop Corp., Class A(a)*	16,878	380,093
		793,345
Textiles, Apparel & Luxury Goods — 0.0%
Phillips-Van Heusen Corp.	1,748	113,672
Thrifts & Mortgage Finance — 0.0%
People's United Financial, Inc.(a)	1,513	19,034
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc.(a)*	48,793	792,398
Sprint Nextel Corp.*	464,664	2,156,041
Telephone & Data Systems, Inc.	8,400	283,080
Telephone & Data Systems, Inc., Special Shares	12,832	378,801
United States Cellular Corp.*	6,900	355,281
		3,965,601
TOTAL COMMON STOCKS
(Identified Cost $261,990,394)		322,172,156

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	$873,006	873,006
		873,007
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $873,007)		873,007
COLLATERAL FOR SECURITIES ON LOAN — 4.6%
Short-Term — 4.6%
State Street Navigator Securities Lending Prime Portfolio	14,824,559	14,824,559
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,824,559)		14,824,559
Total Investments — 104.6%
(Identified Cost $277,687,960)#		337,869,722
Liabilities, Less Cash and Other Assets — (4.6%)		(14,843,831)

Net Assets — 100.0%		$323,025,891
____________________
†	See Note 1.
(a)	A portion or all of the security was held on loan. As of March 31, 2011, the market value of the securities on loan was $14,914,417.
*	Non-income producing security.
#	At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $277,687,960. Net unrealized appreciation aggregated $60,181,762 of which $80,744,786 related to appreciated investment securities and $20,563,024 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

March 31, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	21.4%
Energy	18.0%
Consumer Discretionary	16.2%
Industrials	12.4%
Health Care	9.6%
Consumer Staples	7.8%
Telecommunication Services	6.3%
Information Technology	3.5%
Materials	3.3%
Other	1.5%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF March 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 2.0%
AAR Corp.*	9,000	$249,480
Aerovironment, Inc.(a)*	4,618	161,491
American Science & Engineering, Inc.	2,000	184,720
Arotech Corp.*	2,757	3,860
Ascent Solar Technologies, Inc.(a)*	4,114	11,807
Astronics Corp.*	1,851	46,590
Ceradyne, Inc.*	5,525	249,067
CPI Aerostructures, Inc.*	1,342	20,358
Cubic Corp.	6,700	385,250
Curtiss-Wright Corp.	9,650	339,101
DigitalGlobe, Inc.*	9,173	257,119
Ducommun, Inc.	2,055	49,115
Esterline Technologies Corp.*	6,500	459,680
GenCorp, Inc.(a)*	13,000	77,740
GeoEye, Inc.*	4,200	174,636
Global Defense Technology & Systems, Inc.*	1,550	37,541
HEICO Corp.(a)	2,924	182,808
HEICO Corp., Class A	3,900	175,422
Hexcel Corp.*	21,236	418,137
Innovative Solutions & Support, Inc.*	4,950	28,958
Kratos Defense & Security Solutions, Inc.(a)*	3,833	54,582
Ladish Co., Inc.*	3,100	169,415
LMI Aerospace, Inc.*	2,400	48,504
Moog, Inc., Class A*	8,223	377,518
National Presto Industries, Inc.(a)	1,000	112,680
Orbital Sciences Corp.*	13,200	249,744
Sparton Corp.*	700	5,439
Sypris Solutions, Inc.*	4,000	17,200
Taser International, Inc.*	14,900	60,643
Teledyne Technologies, Inc.*	8,099	418,799
The Allied Defense Group, Inc.*	1,000	3,535
Triumph Group, Inc.	3,700	327,265
		5,358,204
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)*	13,990	118,216
Atlas Air Worldwide Holdings, Inc.*	4,900	341,628
Express-1 Expedited Solutions, Inc.(a)*	3,507	7,435
Forward Air Corp.	6,430	196,951
HUB Group, Inc., Class A*	8,300	300,377
Pacer International, Inc.(a)*	5,200	27,352
Park-Ohio Holdings Corp.(a)*	3,058	63,178
UTi Worldwide, Inc.	19,667	398,060
		1,453,197
Airlines — 0.7%
Airtran Holdings, Inc.*	28,350	211,207
Alaska Air Group, Inc.*	9,700	615,174
Allegiant Travel Co.	3,600	157,716
ATA Holdings Corp.(b)	600	—
Hawaiian Holdings, Inc.*	11,300	67,913
JetBlue Airways Corp.(a)*	39,710	248,982
Pinnacle Airlines Corp.*	5,350	30,763
Republic Airways Holdings, Inc.*	9,900	63,657
Skywest, Inc.	14,100	238,572
US Airways Group, Inc.(a)*	35,550	309,640
		1,943,624
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(a)*	15,000	188,850
Amerigon, Inc.(a)*	5,000	76,350
Cooper Tire & Rubber Co.	13,300	342,475
Dorman Products, Inc.(a)*	3,350	141,001
Drew Industries, Inc.(a)	4,800	107,184
Enova Systems, Inc.*	2,300	3,335
Exide Technologies*	17,000	190,060
Federal Mogul Corp.*	15,600	388,440
Fuel Systems Solutions, Inc.(a)*	4,600	138,828
Modine Manufacturing Co.*	10,100	163,014
Motorcar Parts of America, Inc.*	2,441	34,125
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	509	2,214
Shiloh Industries, Inc.	3,600	42,048
Spartan Motors, Inc.(a)	6,900	47,334
Standard Motor Products, Inc.	4,420	61,129
Stoneridge, Inc.*	6,100	89,182
Strattec Security Corp.	700	23,457
Superior Industries International, Inc.	5,600	143,584
Tenneco, Inc.*	10,500	445,725
Williams Controls, Inc.*	1,500	16,590
		2,644,925
Automobiles — 0.2%
Thor Industries, Inc.(a)	13,400	447,158
Winnebago Industries(a)*	6,500	86,905
		534,063
Beverages — 0.3%
Boston Beer Co., Inc., Class A*	2,400	222,288
Central European Distribution Corp.*	3,257	36,967
Coca-Cola Bottling Co., Consolidated(a)	921	61,560
Craft Brewers Alliance, Inc.(a)*	3,511	31,985
Heckmann Corp.(a)*	26,585	174,132
MGP Ingredients, Inc.(a)	3,756	32,752
National Beverage Corp.(a)	10,920	149,931
		709,615
Biotechnology — 2.8%
Acadia Pharmaceuticals, Inc.(a)*	8,300	13,446
Achillion Pharmaceuticals, Inc.(a)*	5,400	38,610
Affymax, Inc.*	5,485	32,197
Agenus, Inc.(a)*	4,500	4,095
Alkermes, Inc.*	18,580	240,611
Allos Therapeutics, Inc.(a)*	20,200	64,034
Alnylam Pharmaceuticals, Inc.*	8,900	85,173
AMAG Pharmaceuticals, Inc.(a)*	3,900	65,130
Amicus Therapeutics, Inc.*	1,913	13,563
Anadys Pharmaceuticals, Inc.(a)*	4,900	5,684
Anthera Pharmaceuticals, Inc.(a)*	3,301	22,315
ARCA Biopharma, Inc.(a)*	600	1,530
Ardea Biosciences, Inc.*	2,267	65,040
Arena Pharmaceuticals, Inc.(a)*	15,700	21,823
Ariad Pharmaceuticals, Inc.*	26,550	199,656
Arqule, Inc.(a)*	13,750	98,450
Array Biopharma, Inc.(a)*	11,866	36,310
AVI BioPharma, Inc.*	500	935
BioCryst Pharmaceuticals, Inc.(a)*	8,600	32,594
BioMimetic Therapeutics, Inc.*	4,495	58,929
Biosante Pharmaceuticals, Inc.(a)*	6,696	13,258
BioTime, Inc.(a)*	3,599	26,813
Celera Corp.*	58,382	473,478
Celldex Therapeutics, Inc.(a)*	5,757	23,143
Celsion Corp.(a)*	2,900	6,699
Cepheid, Inc.(a)*	7,548	211,495
Cleveland Biolabs, Inc.(a)*	1,100	8,250
Clinical Data, Inc.(a)*	3,654	110,716
Codexis, Inc.(a)*	2,255	26,744
Cubist Pharmaceuticals, Inc.*	13,200	333,168
Curis, Inc.(a)*	13,600	44,200

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Cyclacel Pharmaceuticals, Inc.(a)*	6,400	$9,152
Cytokinetics, Inc.*	13,046	19,439
Cytori Therapeutics, Inc.(a)*	3,991	31,250
Dusa Pharmaceuticals, Inc.*	2,809	14,607
Dyax Corp.(a)*	28,500	45,885
Dynavax Technologies Corp.(a)*	9,900	27,324
Emergent Biosolutions, Inc.*	6,743	162,911
Enzon Pharmaceuticals, Inc.(a)*	13,152	143,357
Exelixis, Inc.(a)*	25,100	283,630
Genomic Health, Inc.(a)*	6,600	162,360
Geron Corp.(a)*	17,500	88,375
GTx, Inc.(a)*	4,385	11,269
Halozyme Therapeutics, Inc.(a)*	12,336	82,775
Hemispherx Biopharma, Inc.(a)*	10,000	4,620
iBio, Inc.(a)*	2,200	6,754
Idenix Pharmaceuticals, Inc.*	13,500	44,820
Idera Pharmaceuticals, Inc.(a)*	4,700	12,455
Immunogen, Inc.(a)*	6,811	61,776
Immunomedics, Inc.(a)*	16,908	64,589
Incyte Corp., Ltd.*	13,651	216,368
Infinity Pharmaceuticals, Inc.*	6,050	35,574
InterMune, Inc.*	7,926	374,028
Isis Pharmaceuticals, Inc.*	1,062	9,600
Lexicon Pharmaceuticals, Inc.(a)*	36,298	60,981
Ligand Pharmaceuticals, Inc., Class B*	3,962	39,620
Luna Innovations, Inc.(a)*	1,600	3,952
MannKind Corp.(a)*	12,482	45,559
Maxygen, Inc.(a)	12,058	62,702
Medivation, Inc.*	6,300	117,432
Micromet, Inc.(a)*	9,519	53,402
Molecular Insight Pharmaceuticals, Inc.*	3,500	77
Myrexis, Inc.*	3,735	14,417
Myriad Genetics, Inc.*	20,343	409,911
Nabi Biopharmaceuticals*	28,400	165,004
Nanosphere, Inc.(a)*	4,259	13,842
Neuralstem, Inc.(a)*	4,429	7,972
Neurocrine Biosciences, Inc.*	10,600	80,454
NeurogesX, Inc.(a)*	1,965	7,958
Novavax, Inc.*	16,174	41,891
NPS Pharmaceuticals, Inc.*	7,469	71,478
OncoGenex Pharmaceutical, Inc.(a)*	15	230
Oncothyreon, Inc.(a)*	4,100	15,867
Onyx Pharmaceuticals, Inc.*	11,900	418,642
Opko Health, Inc.*	12,963	48,352
Orchid Cellmark, Inc.*	9,850	19,995
Orexigen Therapeutics, Inc.*	6,964	19,569
Osiris Therapeutics, Inc.(a)*	5,602	40,670
PDL BioPharma, Inc.(a)	29,347	170,213
Pharmasset, Inc.(a)*	4,807	378,359
PharmAthene, Inc.*	3,800	12,122
Progenics Pharmaceuticals, Inc.(a)*	6,500	40,170
Repligen Corp.(a)*	7,000	26,250
Rigel Pharmaceuticals, Inc.*	12,996	92,402
Sangamo Biosciences, Inc.(a)*	9,250	77,052
Sciclone Pharmaceuticals, Inc.*	15,200	61,408
Senesco Technologies, Inc.*	89	26
Spectrum Pharmaceuticals, Inc.(a)*	12,000	106,680
StemCells, Inc.*	17,100	15,561
SuperGen, Inc.*	17,300	53,630
Synta Pharmaceuticals Corp.(a)*	6,472	34,043
Targacept, Inc.*	2,967	78,893
Theravance, Inc.(a)*	9,619	232,972
Transcept Pharmaceuticals, Inc.(a)*	4,028	32,989
Trimeris, Inc.(a)*	6,213	15,595
Vanda Pharmaceuticals, Inc.(a)*	2,239	16,322
Vical, Inc.*	9,000	26,640
Zalicus, Inc.(a)*	6,284	15,207
		7,537,518
Building Products — 0.8%
A.O. Smith Corp.	8,032	356,139
AAON, Inc.(a)	3,900	128,310
American Woodmark Corp.	3,200	66,816
Ameron International Corp.	2,000	139,580
Apogee Enterprises, Inc.	6,300	83,097
Builders FirstSource, Inc.(a)*	8,500	24,140
Gibraltar Industries, Inc.(a)*	6,800	81,124
Griffon Corp.*	12,740	167,276
Insteel Industries, Inc.	4,000	56,560
PGT, Inc.(a)*	3,525	8,284
Quanex Building Products Corp.	7,625	149,679
Simpson Manufacturing Co., Inc.	11,100	327,006
Trex Co., Inc.(a)*	2,700	88,074
U.S. Home Systems, Inc.(a)*	1,100	4,785
Universal Forest Products, Inc.(a)	4,200	153,930
USG Corp.(a)*	21,620	360,189
		2,194,989
Capital Markets — 1.5%
American Capital Ltd.*	49,444	489,496
Artio Global Investors, Inc.(a)	5,432	87,781
BGC Partners, Inc., Class A(a)	11,800	109,622
Calamos Asset Management, Inc.	4,127	68,467
Cohen & Steers, Inc.(a)	9,400	278,992
Cowen Group, Inc., Class A(a)*	16,260	65,203
Duff & Phelps Corp., Class A	5,590	89,328
Epoch Holding Corp.(a)	4,247	67,018
Evercore Partners, Inc., Class A	4,057	139,115
Firstcity Financial Corp.*	2,100	13,545
GAMCO Investors, Inc., Class A	1,700	78,812
GFI Group, Inc.(a)	24,274	121,855
Gleacher & Co., Inc.(a)*	24,754	43,072
Harris & Harris Group, Inc.*	7,000	37,660
HFF, Inc., Class A*	2,500	37,600
Internet Capital Group, Inc.*	8,600	122,120
Intl. FCStone, Inc.(a)*	3,884	98,731
Investment Technology Group, Inc.*	9,700	176,443
JMP Group, Inc.	2,627	22,618
KBW, Inc.(a)	7,474	195,744
Knight Capital Group, Inc., Class A*	18,961	254,077
LaBranche & Co., Inc.(a)*	5,496	21,599
MCG Capital Corp.(a)	15,257	99,170
Medallion Financial Corp.(a)	3,400	29,886
MF Global Holdings Ltd.(a)*	34,299	283,996
Oppenheimer Holdings, Inc., Class A(a)	2,133	71,477
optionsXpress Holdings, Inc.(a)	14,500	265,495
Penson Worldwide, Inc.(a)*	2,800	18,788
Piper Jaffray Cos.*	4,324	179,143
Pzena Investment Management, Inc., Class A	794	5,606
Rodman & Renshaw Capital Group, Inc.(a)*	5,100	10,455
Safeguard Scientifics, Inc.(a)*	3,700	75,295
Sanders Morris Harris Group, Inc.(a)	5,700	45,657
Stifel Financial Corp.(a)*	4,731	339,638
SWS Group, Inc.	5,901	35,819
Teton Advisors, Inc.	25	482
TradeStation Group, Inc.*	9,706	68,136
Virtus Investment Partners, Inc.*	905	53,323

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Westwood Holdings Group, Inc.(a)	258	$10,385
		4,211,649
Chemicals — 2.5%
A. Schulman, Inc.	6,427	158,875
American Pacific Corp.*	1,000	6,080
American Vanguard Corp.(a)	6,233	54,102
Arabian American Development Co.*	2,400	10,176
Arch Chemicals, Inc.	5,600	232,904
Balchem Corp.(a)	6,525	244,818
Calgon Carbon Corp.(a)*	12,275	194,927
Chase Corp.(a)	700	12,922
Core Molding Technologies, Inc.*	1,500	11,400
Ferro Corp.*	19,000	315,210
Flotek Industries, Inc.*	4,400	37,004
Georgia Gulf Corp.(a)*	7,462	276,094
H.B. Fuller Co.	10,900	234,132
Hawkins, Inc.	1,619	66,509
Innophos Holdings, Inc.	4,300	198,273
Innospec, Inc.*	4,316	137,853
KMG Chemicals, Inc.	2,500	49,150
Koppers Holdings, Inc.	4,400	187,880
Kraton Performance Polymers, Inc.*	6,774	259,106
Kronos Worldwide, Inc.	1,100	64,295
Landec Corp.*	10,074	65,481
LSB Industries, Inc.(a)*	4,300	170,452
Minerals Technologies, Inc.	4,400	301,488
Nanophase Technologies Corp.(a)*	4,200	6,006
NewMarket Corp.(a)	3,400	537,948
NL Industries, Inc.	11,700	173,745
Olin Corp.	17,277	395,989
OM Group, Inc.*	6,900	252,126
Omnova Solutions, Inc.*	9,840	77,441
Penford Corp.*	3,648	22,727
PolyOne Corp.	20,800	295,568
Quaker Chemical Corp.	2,260	90,784
Senomyx, Inc.(a)*	7,000	42,280
Sensient Technologies Corp.	11,300	404,992
Spartech Corp.*	6,900	50,025
Stepan Co.	1,700	123,250
STR Holdings, Inc.(a)*	7,400	141,932
Valhi, Inc.(a)	3,328	88,125
Westlake Chemical Corp.	9,298	522,548
Zagg, Inc.(a)*	4,100	30,791
Zep, Inc.	4,300	74,863
Zoltek Cos., Inc.*	11,060	148,536
		6,768,807
Commercial Banks — 5.9%
1st Source Corp.(a)	5,867	117,575
1st United Bancorp, Inc.(a)*	3,733	26,206
Amcore Financial, Inc.*	4,556	12
AmericanWest Bancorp*	3,866	124
Ameris Bancorp*	4,395	44,653
AmeriServ Financial, Inc.(a)*	4,400	10,428
Arrow Financial Corp.(a)	2,470	61,108
Bancfirst Corp.(a)	3,000	128,040
Bancorp, Inc.*	5,800	53,534
Bancorpsouth, Inc.(a)	18,401	284,295
BancTrust Financial Group, Inc.(a)*	3,390	8,339
Bank of Florida Corp.*	3,000	60
Bank of Granite Corp.(a)*	3,446	1,930
Bank of the Ozarks, Inc.	4,000	174,840
Banner Corp.	20,125	47,696
Boston Private Financial Holdings, Inc.(a)	14,973	105,859
Bryn Mawr Bank Corp.	1,771	36,429
Camden National Corp.(a)	2,000	68,480
Cape Bancorp, Inc.(a)*	236	2,322
Capital City Bank Group, Inc.	2,541	32,220
CapitalSource, Inc.	53,263	374,972
Capitol Bancorp Ltd.(a)*	3,700	759
Cardinal Financial Corp	6,692	78,029
Cascade Financial Corp.*	2,077	872
Cathay General Bancorp(a)	17,129	292,049
Center Bancorp, Inc.(a)	3,180	30,496
Center Financial Corp.*	6,641	48,745
Centerstate Banks of Florida, Inc.	4,385	30,695
Central Pacific Financial Corp.(a)*	354	7,363
Chemical Financial Corp.(a)	5,531	110,233
Citizens Republic Bancorp, Inc.*	17,060	15,182
City Holding Co.(a)	6,502	229,911
CoBiz Financial, Inc.(a)	6,875	47,781
Colony Bankcorp, Inc.*	1,100	4,592
Columbia Banking System, Inc.(a)	8,175	156,715
Community Bank System, Inc.(a)	6,859	166,468
Community Trust Bancorp, Inc.(a)	4,498	124,460
CVB Financial Corp.(a)	21,055	196,022
Danvers Bancorp, Inc.(a)	4,091	87,629
Dearborn Bancorp, Inc.(a)*	1,050	1,491
Encore Bancshares, Inc.*	500	6,070
Enterprise Financial Services Corp.	2,856	40,184
Fidelity Southern Corp.*	100	801
Financial Institutions, Inc.(a)	1,700	29,750
First Bancorp(a)	3,400	45,084
First Busey Corp., Class A	12,676	64,394
First Citizens BancShares, Inc.	200	40,116
First Commonwealth Financial Corp.	21,927	150,200
First Community Bancshares, Inc.	2,661	37,733
First Financial Bancorp(a)	12,702	211,996
First Financial Bankshares, Inc.(a)	4,735	243,237
First Financial Corp.(a)	3,200	106,368
First Financial Service Corp.(a)*	440	1,606
First Interstate Bancsystem, Inc.	758	10,309
First Merchants Corp.	4,691	38,795
First Midwest Bancorp, Inc.	14,747	173,867
First Regional Bancorp*	2,700	119
First Security Group, Inc.(a)*	2,000	1,860
First South Bancorp, Inc.(a)	1,100	5,489
First State Bancorp*	4,900	88
FNB Corp.(a)	26,475	279,046
FNB United Corp.(a)*	2,073	674
Frontier Financial Corp.*	1,089	196
Fulton Financial Corp.(a)	29,930	332,522
German American Bancorp, Inc.	2,400	41,256
Glacier Bancorp, Inc.(a)	13,672	205,764
Great Southern Bancorp, Inc.	3,025	64,886
Green Bankshares, Inc.(a)*	2,220	6,194
Guaranty Bancorp(a)*	11,800	15,222
Hampden Bancorp, Inc.(a)	300	3,984
Hampton Roads Bankshares, Inc.*	2,548	2,166
Hancock Holding Co.(a)	7,700	252,868
Hanmi Financial Corp.*	9,300	11,532
Heartland Financial USA, Inc.	5,400	91,800
Heritage Commerce Corp.*	3,188	15,079
Home Bancorp, Inc.(a)*	692	10,601
Home Bancshares, Inc.(a)	4,869	110,770
Horizon Financial Corp.*	2,725	22
Hudson Valley Holding Corp.(a)	3,271	71,962
Iberiabank Corp.(a)	5,375	323,199
Independent Bank Corp.(a)*	468	1,498
Independent Bank Corp.(a)	4,282	115,657

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
International Bancshares Corp.	14,260	$261,528
Intervest Bancshares Corp.*	1,400	3,570
Investors Bancorp, Inc.*	34,155	508,568
Lakeland Bancorp, Inc.(a)	5,540	57,503
Lakeland Financial Corp.	3,189	72,327
Macatawa Bank Corp.(a)*	3,307	8,234
MainSource Financial Group, Inc.	4,530	45,345
MB Financial, Inc.	11,362	238,148
MBT Financial Corp.(a)*	7,300	11,096
Mercantile Bank Corp.*	1,265	12,397
Metro Bancorp, Inc.*	1,569	19,377
Midsouth Bancorp, Inc.	2,100	30,366
Midwest Banc Holdings, Inc.*	6,400	32
Nara Bancorp, Inc.*	7,542	72,554
National Penn Bancshares, Inc.(a)	29,514	228,438
NBT Bancorp, Inc.(a)	7,860	179,129
New Century Bancorp, Inc.*	200	980
NewBridge Bancorp(a)*	1,200	5,976
Northfield Bancorp, Inc.(a)	8,158	112,580
Old National Bancorp(a)	20,800	222,976
Old Second Bancorp, Inc.(a)	3,268	3,268
OmniAmerican Bancorp, Inc.(a)*	1,305	20,671
Oriental Financial Group, Inc.(a)	9,336	117,167
Pacific Capital Bancorp(a)*	1,807	53,559
Pacific Continental Corp.	3,047	31,049
Pacific Mercantile Bancorp(a)*	2,500	10,625
Pacific Premier Bancorp, Inc.*	300	2,043
PacWest Bancorp(a)	6,581	143,137
Park National Corp.	3,450	230,529
Patriot National Bancorp, Inc.(a)*	500	1,080
Peapack Gladstone Financial Corp.	1,312	17,397
Peoples Bancorp, Inc.(a)	2,300	27,646
Pinnacle Financial Partners, Inc.(a)*	6,491	107,361
Preferred Bank.*	2,970	4,425
PrivateBancorp, Inc.(a)	15,254	233,234
Prosperity Bancshares, Inc.(a)	10,600	453,362
Renasant Corp.(a)	5,000	84,900
Republic Bancorp, Inc., Class A	7,344	143,061
Republic First Bancorp, Inc.*	1,450	4,046
S&T Bancorp, Inc.(a)	10,071	217,231
S.Y. Bancorp, Inc.	2,891	72,738
Sandy Spring Bancorp, Inc.(a)	6,300	116,298
SCBT Financial Corp.(a)	1,776	59,105
Seacoast Banking Corp. of Florida(a)*	4,572	7,224
Sierra Bancorp	2,100	23,478
Signature Bank*	8,200	462,480
Simmons First National Corp., Class A(a)	3,100	83,979
Southern Community Financial Corp.(a)*	3,300	4,884
Southern Connecticut Bancorp, Inc.(a)*	200	887
Southside Bancshares, Inc.(a)	3,161	67,645
Southwest Bancorp, Inc.*	3,700	52,503
State Bancorp, Inc.(a)	2,377	24,697
StellarOne Corp.(a)	4,223	59,967
Sterling Bancorp.	4,640	46,446
Sterling Bancshares, Inc.	21,400	184,254
Sterling Financial Corp.*	187	3,132
Suffolk Bancorp	2,200	46,156
Sun Bancorp, Inc*	5,254	18,284
Superior Bancorp(a)*	1,800	630
Susquehanna Bancshares, Inc.(a)	28,546	266,905
SVB Financial Group(a)*	7,900	449,747
Synovus Financial Corp.(a)	24,844	59,626
Taylor Capital Group, Inc.(a)*	2,764	29,050
Texas Capital Bancshares, Inc.(a)*	8,100	210,519
TIB Financial Corp.*	114	2,232
Tompkins Financial Corp.(a)	2,420	100,551
Tower Bancorp, Inc.	2,234	49,796
TowneBank(a)	5,602	87,727
Trico Bancshares(a)	3,800	61,978
Trustmark Corp.(a)	13,700	320,854
UMB Financial Corp.(a)	8,900	332,459
Umpqua Holdings Corp.(a)	20,806	238,021
Union First Market Bankshares Corp.	4,860	54,675
United Bankshares, Inc.(a)	10,300	273,156
United Community Banks, Inc.(a)*	14,989	35,524
United Security Bancshares(a)*	858	3,132
Univest Corp. of Pennsylvania	3,100	54,932
Virginia Commerce Bancorp*	5,786	33,212
Washington Banking Co.	2,374	33,473
Washington Trust Bancorp, Inc.(a)	3,000	71,220
Webster Financial Corp.	16,518	353,981
WesBanco, Inc.(a)	5,363	111,068
West Bancorporation, Inc.(a)	5,350	42,693
West Coast Bancorp.*	17,600	61,072
Westamerica Bancorporation(a)	6,300	323,631
Western Alliance Bancorp*	15,089	124,032
Whitney Holding Corp.	15,475	210,769
Wilmington Trust Corp.(a)	14,628	66,119
Wilshire Bancorp, Inc.(a)*	6,600	32,340
Wintrust Financial Corp.(a)	7,350	270,112
Yadkin Valley Financial Corp.*	1,400	3,346
		16,074,351
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	11,398	289,395
ACCO Brands Corp.*	12,200	116,388
American Reprographics Co.*	10,300	106,605
Amrep Corp.(a)*	1,500	14,693
APAC Customer Services, Inc.(a)*	11,000	66,110
Casella Waste Systems, Inc., Class A*	5,500	39,435
Ceco Environmental Corp.(a)*	3,800	22,496
Cenveo, Inc.(a)*	12,200	79,666
Champion Industries, Inc.(a)*	2,100	4,263
Clean Harbors, Inc.*	4,100	404,506
Command Security Corp.*	4,300	7,805
Consolidated Graphics, Inc.*	2,500	136,575
Courier Corp.	1,857	25,924
Deluxe Corp.	10,400	276,016
EnergySolutions, Inc.	19,070	113,657
EnerNOC, Inc.(a)*	4,955	94,690
Ennis, Inc.	5,800	98,774
Fuel Tech, Inc.*	3,948	35,137
G&K Services, Inc., Class A	4,300	142,975
Healthcare Services Group, Inc.(a)	23,602	414,923
Herman Miller, Inc.(a)	12,030	330,705
HNI Corp.	10,000	315,600
Innerworkings, Inc.(a)*	7,729	57,040
Interface, Inc., Class A	12,677	234,398
Intersections, Inc.	4,100	50,840
KAR Auction Services, Inc.*	7,257	111,322
Kimball International, Inc., Class B	4,900	34,300
Knoll, Inc.	11,450	239,992
M&F Worldwide Corp.*	4,400	110,528
Mcgrath Rentcorp	5,300	144,531
Metalico, Inc.*	12,495	77,719
Mine Safety Appliances Co.(a)	8,100	297,027
Mobile Mini, Inc.(a)*	7,820	187,836
Multi-Color Corp.(a)	2,394	48,383
Schawk, Inc.	5,600	108,864

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Standard Parking Corp.*	4,000	$71,040
Standard Register Co.(a)	5,600	18,592
Steelcase, Inc., Class A(a)	18,044	205,341
Superior Uniform Group, Inc.	1,100	12,771
SYKES Enterprises, Inc.*	11,326	223,915
Team, Inc.(a)*	4,200	110,292
Tetra Tech, Inc.*	13,589	335,512
The Brink's Co.	9,872	326,862
The Geo Group, Inc.*	13,910	356,652
TRC Cos., Inc.*	7,000	33,810
UniFirst Corp.	3,000	159,030
United Stationers, Inc.	6,400	454,720
US Ecology, Inc.	3,766	65,641
Versar, Inc.(a)*	2,000	6,520
Viad Corp.	4,500	107,730
Virco Manufacturing(a)	2,494	8,106
WCA Waste Corp.(a)*	7,300	43,800
		7,379,452
Communications Equipment — 2.7%
Acme Packet, Inc.*	5,367	380,842
Anaren, Inc.*	3,900	78,390
Arris Group, Inc.*	28,427	362,160
Aruba Networks, Inc.*	14,866	503,065
Aviat Networks, Inc.*	12,795	66,150
Aware, Inc.(a)*	4,900	17,640
Bel Fuse, Inc., Class B	1,890	41,599
BigBand Networks, Inc.*	11,319	28,863
Black Box Corp.	3,700	130,055
Blue Coat Systems, Inc.*	8,700	244,992
Calix, Inc.(a)*	1,306	26,531
Cogo Group, Inc.*	7,143	57,644
Communications Systems, Inc.	1,000	15,440
Comtech Telecommunications Corp.(a)	5,325	144,734
DG FastChannel, Inc.(a)*	4,872	156,976
Digi International, Inc.(a)*	7,600	80,256
EchoStar Corp., Class A*	7,212	272,974
Emcore Corp.(a)*	17,500	45,150
EMS Technologies, Inc.*	3,600	70,758
Emulex Corp.*	18,500	197,395
EndWave Corp.(a)*	2,950	7,080
Extreme Networks(a)*	21,300	74,550
Globecomm Systems, Inc.*	4,150	51,170
Harmonic, Inc.*	27,125	254,433
Infinera Corp.(a)*	21,212	177,969
InterDigital, Inc.(a)	11,952	570,230
Ixia*	12,858	204,185
KVH Industries, Inc.(a)*	3,300	49,896
Loral Space & Communications, Inc.*	4,100	317,955
Netgear, Inc.*	7,961	258,255
Network Engines, Inc.*	6,300	12,789
Network Equipment Technologies, Inc.(a)*	5,600	21,112
Numerex Corp., Class A*	2,359	23,354
Oclaro, Inc.*	10,126	116,550
Oplink Communications, Inc.*	4,200	81,858
Opnext, Inc.*	13,882	33,733
Optical Cable Corp.	374	1,859
Orbcomm, Inc.*	6,700	22,110
Parkervision, Inc.(a)*	5,400	3,779
PC-Tel, Inc.(a)*	4,100	31,447
Performance Technologies, Inc.*	2,500	5,325
Plantronics, Inc.	11,000	402,820
Relm Wireless Corp.(a)*	2,000	3,180
Riverbed Technology, Inc.*	8,785	330,755
Seachange International, Inc.*	7,100	67,450
ShoreTel, Inc.*	9,411	77,453
Sonus Networks, Inc.(a)*	63,075	237,162
Sycamore Networks, Inc.(a)	6,549	159,992
Symmetricom, Inc.*	21,384	131,084
Tekelec*	14,900	120,988
Telular Corp.(a)	4,597	33,374
Tollgrade Communications, Inc.*	2,200	22,176
Utstarcom, Inc.*	28,400	66,740
Viasat, Inc.(a)*	7,700	306,768
Westell Technologies, Inc., Class A*	10,518	36,813
		7,238,008
Computers & Peripherals — 1.0%
ADPT Corp.*	29,728	87,400
Astro-Med, Inc.	575	4,404
Avid Technology, Inc.(a)*	9,895	220,658
Concurrent Computer Corp.(a)*	1,444	9,184
Cray, Inc.(a)*	6,539	42,177
Datalink Corp.*	2,300	14,720
Dataram Corp.(a)*	1,799	4,030
Dot Hill Systems Corp.*	11,900	33,677
Electronics for Imaging, Inc.*	11,600	170,636
Hauppauge Digital, Inc.*	2,400	4,776
Hutchinson Technology, Inc.*	5,200	14,664
Hypercom Corp.*	18,300	220,149
iGO, Inc.(a)*	4,686	13,215
Imation Corp.*	7,297	81,289
Immersion Corp.(a)*	6,300	48,132
Intermec, Inc.*	13,900	149,981
Interphase Corp.(a)*	1,200	7,872
Intevac, Inc.(a)*	4,883	60,696
KEY Tronic Corp.*	1,700	8,517
Novatel Wireless, Inc.(a)*	6,800	37,128
Presstek, Inc.(a)*	8,300	17,264
QLogic Corp.*	17,900	332,045
Qualstar Corp.(a)*	3,000	5,340
Quantum Corp.*	48,600	122,472
Rimage Corp.	4,700	75,905
Silicon Graphics International Corp.*	6,100	130,540
STEC, Inc.(a)*	10,200	204,918
Stratasys, Inc.*	4,600	216,200
Super Micro Computer, Inc.(a)*	7,309	117,236
Synaptics, Inc.(a)*	13,601	367,499
Transact Technologies, Inc.*	1,515	18,104
Video Display Corp.(a)*	1,990	7,622
		2,848,450
Construction & Engineering — 0.9%
Argan, Inc.(a)*	1,074	9,193
Comfort Systems USA, Inc.	8,930	125,645
Dycom Industries, Inc.*	8,000	138,720
EMCOR Group, Inc.*	14,714	455,693
Furmanite Corp.*	8,080	64,640
Granite Construction, Inc.(a)	8,014	225,193
Great Lakes Dredge & Dock Corp.	11,700	89,271
Insituform Technologies, Inc., Class A(a)*	7,800	208,650
Integrated Electrical Services, Inc.(a)*	2,998	10,313
Layne Christensen Co.*	3,621	124,925
MasTec, Inc.*	16,702	347,402
Michael Baker Corp.*	1,300	37,791
MYR Group, Inc.*	4,000	95,680
Northwest Pipe Co.(a)*	2,100	48,153
Orion Marine Group, Inc.(a)*	5,211	55,966
Pike Electric Corp.*	7,600	72,352
Primoris Services Corp.	9,151	92,791
Sterling Construction Co., Inc.*	3,042	51,349
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Tutor Perini Corp.	9,649	$235,050
		2,488,777
Construction Materials — 0.3%
Eagle Materials, Inc.(a)	9,800	296,548
Headwaters, Inc.(a)*	12,353	72,883
Texas Industries, Inc.(a)	6,200	280,426
United States Lime & Minerals, Inc.(a)*	1,679	68,016
		717,873
Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	16,711	88,568
Cash America International, Inc.(a)	6,500	299,325
CompuCredit Holdings Corp.(a)*	13,495	88,662
Consumer Portfolio Services, Inc.(a)*	10,500	11,025
Credit Acceptance Corp.*	5,133	364,238
Dollar Financial Corp.(a)*	8,099	168,054
Ezcorp, Inc., Class A*	10,200	320,178
First Cash Financial Services, Inc.*	7,400	285,640
Nelnet, Inc., Class A	9,000	196,470
QC Holdings, Inc.	5,600	24,248
The First Marblehead Corp.(a)*	18,037	39,682
World Acceptance Corp.*	3,636	237,067
		2,123,157
Containers & Packaging — 0.2%
AEP Industries, Inc.*	1,000	29,720
Boise, Inc.	17,275	158,239
Graphic Packaging Holding Co.(a)*	60,137	325,942
Myers Industries, Inc.	7,217	71,665
Northern Technologies International Corp.(a)*	800	12,120
		597,686
Distributors — 0.1%
Audiovox Corp., Class A*	3,800	30,400
Core-Mark Holding Co., Inc.(a)*	1,600	52,880
Pool Corp.(a)	10,298	248,285
		331,565
Diversified Consumer Services — 1.2%
American Public Education, Inc.(a)*	3,115	126,002
Archipelago Learning, Inc.(a)*	409	3,497
Bridgepoint Education, Inc.(a)*	10,963	187,467
Cambium Learning Group, Inc.*	9,541	32,439
Capella Education Co.*	3,000	149,370
Career Education Corp.*	10,859	246,716
Carriage Services, Inc.*	3,900	21,489
Coinstar, Inc.(a)*	6,400	293,888
Collectors Universe	942	13,348
Corinthian Colleges, Inc.(a)*	14,137	62,486
CPI Corp.(a)	1,100	24,761
Grand Canyon Education, Inc.(a)*	9,461	137,185
Hillenbrand, Inc.(a)	12,946	278,339
Jackson Hewitt Tax Service, Inc.(a)*	7,100	4,260
K12, Inc.(a)*	6,800	229,160
Learning Tree International, Inc.(a)	5,000	43,950
Lincoln Educational Services Corp.	5,874	93,338
Mac-Gray Corp.	2,474	39,906
Matthews International Corp., Class A	6,900	265,995
Pre-Paid Legal Services, Inc.*	2,300	151,800
Princeton Review, Inc.(a)*	9,335	3,565
Regis Corp.(a)	12,625	223,967
Service Corp. International	16,522	182,733
Spectrum Group International, Inc.*	7,402	22,354
Steiner Leisure Ltd.*	2,446	113,152
Stewart Enterprises, Inc., Class A(a)	18,000	137,520
Universal Technical Institute, Inc.	5,900	114,755
		3,203,442
Diversified Financial Services — 0.5%
Asset Acceptance Capital Corp.*	6,900	37,053
Asta Funding, Inc.	2,600	22,256
Encore Capital Group, Inc.*	6,000	142,140
Interactive Brokers Group, Inc., Class A	8,872	140,976
Life Partners Holdings, Inc.(a)	3,125	25,125
MarketAxess Holdings, Inc.	7,100	171,820
Marlin Business Services Corp.*	2,800	34,552
MicroFinancial, Inc.	400	1,764
NewStar Financial, Inc.(a)*	13,144	143,532
PHH Corp.(a)*	12,067	262,699
Pico Holdings, Inc.*	4,200	126,252
Portfolio Recovery Associates, Inc.*	3,000	255,390
Primus Guaranty Ltd.*	6,300	32,004
Resource America, Inc.	3,800	24,320
		1,419,883
Diversified Telecommunication Services — 0.8%
AboveNet, Inc.	5,547	359,779
Alaska Communications Systems Group, Inc.(a)	3,548	37,786
Atlantic Tele-Network, Inc.(a)	3,600	133,884
Cbeyond, Inc.(a)*	6,100	71,187
Cincinnati Bell, Inc.(a)*	51,900	139,092
Cogent Communications Group, Inc.*	10,000	142,700
Consolidated Communications Holdings, Inc.(a)	6,282	117,662
General Communication, Inc., Class A*	12,400	135,656
Global Crossing Ltd.(a)*	7,964	110,859
HickoryTech Corp.	4,037	36,696
Hughes Communications, Inc.*	4,163	248,406
IDT Corp., Class B	3,000	80,850
Iridium Communications, Inc.(a)*	13,394	106,750
Neutral Tandem, Inc.(a)*	6,600	97,350
PAETEC Holding Corp.*	29,279	97,792
Premiere Global Services, Inc.*	13,860	105,613
Primus Telecommunications Group, Inc.(a)*	929	13,554
SureWest Communications*	3,708	53,321
Vonage Holdings Corp.*	36,070	164,479
		2,253,416
Electric Utilities — 1.2%
Allete, Inc.	7,400	288,378
Central Vermont Public Service Corp.	2,500	58,225
Cleco Corp.	15,000	514,350
El Paso Electric Co.*	11,500	349,600
Empire District Electric Co.	7,700	167,783
IDACORP, Inc.	10,600	403,860
MGE Energy, Inc.(a)	4,500	182,205
Otter Tail Corp.(a)	7,214	163,974
PNM Resources, Inc.(a)	17,350	258,862
Portland General Electric Co.	14,100	335,157
UIL Holdings Corp.(a)	5,166	157,667
Unisource Energy Corp.	8,000	289,040
Unitil Corp.(a)	2,200	51,832
		3,220,933
Electrical Equipment — 1.5%
A123 Systems, Inc.(a)*	23,121	146,818
Acuity Brands, Inc.(a)	1,011	59,133
Allied Motion Technologies, Inc.*	1,600	11,280
AZZ, Inc.(a)	2,700	123,120
Belden, Inc.	10,130	380,381

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Brady Corp., Class A	11,200	$399,728
Broadwind Energy, Inc.(a)*	12,600	16,506
C&D Technologies, Inc.(a)*	227	1,884
Capstone Turbine Corp.(a)*	20,500	37,105
Coleman Cable, Inc.(a)*	2,400	21,264
Comarco, Inc.*	947	247
Encore Wire Corp.(a)	5,200	126,568
Ener1, Inc.(a)*	29,500	87,320
Energy Focus, Inc.(a)*	2,200	2,618
EnerSys*	10,800	429,300
Franklin Electric Co., Inc.	5,300	244,860
FuelCell Energy, Inc.(a)*	16,310	34,903
Generac Holdings, Inc.*	7,766	157,572
General Cable Corp.(a)*	10,934	473,442
Global Power Equipment Group, Inc.*	645	17,738
Hoku Corp.(a)*	8,626	17,252
II-VI, Inc.*	11,911	592,572
LaBarge, Inc.*	3,867	68,446
LSI Industries, Inc.	4,900	35,476
Magnetek, Inc.*	11,900	26,180
Ocean Power Technologies, Inc.(a)*	1,700	9,401
Orion Energy Systems, Inc.*	3,100	12,493
Plug Power, Inc.(a)*	9,050	6,878
Polypore International, Inc.*	1,303	75,027
Powell Industries, Inc.*	2,600	102,544
PowerSecure International, Inc.*	5,500	47,300
Preformed Line Products Co.(a)	850	58,795
SatCon Technology Corp.(a)*	6,900	26,634
SL Industries, Inc.*	986	18,054
Technology Research Corp.(a)	800	5,712
Ultralife Corp.(a)*	3,600	18,216
UQM Technologies, Inc.(a)*	5,620	16,748
Vicor Corp.(a)	9,800	161,602
		4,071,117
Electronic Equipment, Instruments & Components — 3.2%
ADDvantage Technologies Group, Inc.*	2,400	7,416
Advanced Photonix, Inc.*	3,300	6,633
Agilysys, Inc.(a)*	5,276	30,284
Anixter International, Inc.(a)	6,100	426,329
Benchmark Electronics, Inc.*	14,710	279,049
Brightpoint, Inc.*	19,839	215,055
CalAmp Corp.(a)*	3,779	12,660
Checkpoint Systems, Inc.*	8,500	191,080
Clearfield, Inc.*	1,600	8,224
Cognex Corp.	8,900	251,425
Coherent, Inc.*	6,900	400,959
Comverge, Inc.(a)*	3,361	15,662
CTS Corp.	6,500	70,200
Daktronics, Inc.(a)	9,125	98,094
DDi Corp.	5,736	60,630
Digital Theater Systems, Inc.*	3,700	172,531
Document Security Systems, Inc.(a)*	3,392	13,941
Echelon Corp.(a)*	11,072	112,159
Electro Rent Corp.	6,482	111,361
Electro Scientific Industries, Inc.*	6,080	105,549
eMagin Corp.*	2,600	18,590
FARO Technologies, Inc.*	3,250	130,000
Frequency Electronics, Inc.*	1,400	14,364
Gerber Scientific, Inc.(a)*	5,000	46,800
GTSI Corp.(a)*	2,500	11,475
I.D. Systems, Inc.*	1,600	7,360
Identive Group, Inc.(a)*	3,000	7,920
IEC Electronics Corp.(a)*	800	6,728
Insight Enterprises, Inc.*	10,250	174,557
Intelli-Check - Mobilisa, Inc.(a)*	3,500	3,360
IntriCon Corp.(a)*	1,000	3,960
IPG Photonics Corp.*	9,918	572,070
Iteris, Inc.(a)*	7,798	11,229
Kemet Corp.*	4,276	63,413
L-1 Identity Solutions, Inc.*	18,300	215,574
LeCroy Corp.*	2,785	37,235
Littelfuse, Inc.	4,865	277,791
LoJack Corp.*	6,666	31,264
Mace Security International, Inc.*	2,793	1,257
Maxwell Technologies, Inc.*	3,196	55,195
Measurement Specialties, Inc.*	2,300	78,338
Mechanical Technology, Inc.(a)*	700	504
Mercury Computer Systems, Inc.*	4,900	103,684
Methode Electronics, Inc., Class A	8,200	99,056
Microvision, Inc.(a)*	13,630	17,992
MTS Systems Corp.(a)	3,800	173,090
Multi-Fineline Electronix, Inc.*	6,500	183,430
NAPCO Security Technologies, Inc.*	4,850	11,349
NetList, Inc.*	3,200	8,000
Newport Corp.*	8,200	146,206
OSI Systems, Inc.*	3,300	123,849
PAR Technology Corp.(a)*	3,000	13,500
Park Electrochemical Corp.	4,000	129,000
PC Connection, Inc.*	6,200	54,932
PC Mall, Inc.*	2,200	22,814
Perceptron, Inc.(a)*	1,100	7,029
Planar Systems, Inc.(a)*	3,817	10,497
Plexus Corp.(a)*	8,900	312,034
Power-One, Inc.(a)*	23,462	205,292
Pulse Electronics Corp.	9,000	54,450
Radisys Corp.*	9,800	84,868
RAE Systems, Inc.*	14,200	25,134
Remec, Inc.(b)	4,693	—
Research Frontiers, Inc.(a)*	2,600	17,732
Richardson Electronics Ltd.	2,700	35,586
Rofin-Sinar Technologies, Inc.*	7,200	284,400
Rogers Corp.*	3,900	175,734
Sanmina-SCI Corp.*	17,544	196,668
Scansource, Inc.*	5,700	216,543
Smart Modular Technologies WWH, Inc.(a)*	12,500	97,125
Spectrum Control, Inc.(a)*	2,800	55,104
SYNNEX Corp.(a)*	7,200	235,656
Tech Data Corp.*	402	20,446
Tessco Technologies, Inc.	1,000	11,500
TTM Technologies, Inc.*	16,816	305,379
Ultimate Electrs, Inc.(b)	1,600	—
Universal Display Corp.(a)*	7,300	401,792
Viasystems Group, Inc.(a)*	2,056	56,108
Vicon Industries, Inc.*	1,000	4,780
Vishay Intertechnology, Inc.*	22,411	397,571
Vishay Precision Group, Inc.*	2,771	43,422
Wireless Ronin Technologies, Inc.(a)*	2,168	2,753
X-Rite, Inc.(a)*	10,621	50,450
Zygo Corp.*	3,600	52,632
		8,805,812
Energy Equipment & Services — 2.2%
Basic Energy Services, Inc.(a)*	9,300	237,243
Bolt Technology Corp.*	2,382	32,252
Bristow Group, Inc.*	7,590	359,007
Bronco Drilling Co., Inc.*	6,000	67,800
Cal Dive International, Inc.*	19,390	135,342
Complete Production Services, Inc.*	16,900	537,589

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Dawson Geophysical Co.*	1,100	$48,268
ENGlobal Corp.(a)*	6,100	27,633
Exterran Holdings, Inc.*	11,723	278,187
Geokinetics, Inc.(a)*	3,853	32,442
Global Industries Ltd.*	25,312	247,805
Gulf Island Fabrication, Inc.	2,600	83,642
Gulfmark Offshore, Inc., Class A*	4,948	220,235
Helix Energy Solutions Group, Inc.*	23,162	398,386
Hercules Offshore, Inc.*	23,581	155,870
Hornbeck Offshore Services, Inc.*	5,800	178,930
ION Geophysical Corp.*	27,183	344,952
Key Energy Services, Inc.(a)*	30,901	480,511
Lufkin Industries, Inc.	6,200	579,514
Matrix Service Co.*	5,900	82,010
Mitcham Industries, Inc.*	2,026	27,655
Natural Gas Services Group, Inc.*	2,500	44,400
Newpark Resources*	19,900	156,414
OYO Geospace Corp.*	1,000	98,580
Parker Drilling Co.*	28,039	193,750
PHI, Inc.(a)*	2,300	50,876
Pioneer Drilling Co.*	11,400	157,320
SEACOR Holdings, Inc.	3,273	302,622
Seahawk Drilling, Inc.*	100	613
Sulphco, Inc.(a)*	14,300	2,026
Tetra Technologies, Inc.*	16,850	259,490
TGC Industries, Inc.*	6,191	48,104
Trico Marine Services, Inc.(a)*	3,776	264
Union Drilling, Inc.(a)*	5,000	51,250
Willbros Group, Inc.*	9,856	107,628
		6,028,610
Food & Staples Retailing — 0.9%
Casey's General Stores, Inc.(a)	12,174	474,786
Ingles Markets, Inc.	2,600	51,506
Nash Finch Co.(a)	2,000	75,880
PriceSmart, Inc.(a)	6,250	229,000
Ruddick Corp.(a)	10,900	420,631
Spartan Stores, Inc.	5,198	76,879
Susser Holdings Corp.(a)*	4,500	58,905
The Andersons, Inc.(a)	4,100	199,752
The Pantry, Inc.*	5,100	75,633
United Natural Foods, Inc.*	10,300	461,646
Weis Markets, Inc.(a)	6,390	258,539
Winn-Dixie Stores, Inc.(a)*	10,200	72,828
		2,455,985
Food Products — 1.7%
Alico, Inc.	1,300	34,801
B&G Foods, Inc., Class A(a)	10,500	197,085
Bridgford Foods Corp.	801	8,979
Cagle's, Inc., Class A*	1,200	7,452
Cal-Maine Foods, Inc.(a)	5,100	150,450
Calavo Growers, Inc.	5,041	110,146
Chiquita Brands International, Inc.(a)*	10,000	153,400
Coffee Holding Co., Inc.	600	3,504
Darling International, Inc.*	26,500	407,305
Dean Foods Co.*	441	4,410
Diamond Foods, Inc.(a)	4,637	258,745
Dole Food Co., Inc.(a)*	18,855	256,994
Farmer Bros. Co.(a)	3,200	38,784
Fresh Del Monte Produce, Inc.	12,758	333,111
Hain Celestial Group, Inc.(a)*	8,879	286,614
HQ Sustainable Maritime Industries, Inc.(a)*	2,478	7,583
Imperial Sugar Co.	3,200	42,688
J&J Snack Foods Corp.	4,500	211,815
John B. Sanfilippo & Son, Inc.*	2,650	31,005
Lancaster Colony Corp.(a)	7,600	460,560
Lifeway Foods, Inc.(a)*	3,800	39,596
Limoneira Co.	245	5,806
Omega Protein Corp.*	4,197	56,617
Overhill Farms, Inc.*	1,600	9,744
Pilgrims Pride Corp.*	35,385	272,818
Reddy Ice Holdings, Inc.(a)*	4,800	14,400
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	13,091
Sanderson Farms, Inc.(a)	4,600	211,232
Scheid Vineyards, Inc., Class A*	20	182
Seneca Foods Corp., Class A*	1,249	37,308
Smart Balance, Inc.(a)*	17,615	80,853
Snyders-Lance, Inc.	7,100	140,935
Tasty Baking Co.(a)	2,496	4,967
Tootsie Roll Industries, Inc.(a)	9,003	255,332
TreeHouse Foods, Inc.(a)*	7,400	420,838
		4,569,150
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	2,043	85,030
Delta Natural Gas Co., Inc.	200	6,306
Gas Natural, Inc.(a)	300	3,525
New Jersey Resources Corp.(a)	9,451	405,920
Northwest Natural Gas Co.	6,800	313,684
RGC Resources, Inc.	200	6,860
South Jersey Industries, Inc.(a)	6,400	358,208
Southwest Gas Corp.	9,900	385,803
The Laclede Group, Inc.	4,500	171,450
		1,736,786
Health Care Equipment & Supplies — 3.0%
Abaxis, Inc.(a)*	4,068	117,321
ABIOMED, Inc.*	9,060	131,642
Accuray, Inc.(a)*	14,812	133,752
Align Technology, Inc.*	16,800	344,064
Alphatec Holdings, Inc.(a)*	14,824	40,025
American Medical Systems Holdings, Inc.(a)*	18,000	389,520
Analogic Corp.	3,000	169,650
Angiodynamics, Inc.*	6,163	93,184
Anika Therapeutics, Inc.*	4,100	36,736
Arthrocare Corp.(a)*	6,000	200,040
AtriCure, Inc.*	2,740	31,181
Biolase Technology, Inc.(a)*	5,555	27,053
Bovie Medical Corp.(a)*	4,900	15,190
BSD Medical Corp.(a)*	5,064	22,687
Cantel Medical Corp.	3,950	101,712
Cardica, Inc.(a)*	1,400	4,984
Cardiovascular Systems, Inc.*	1,200	12,996
CAS Medical Systems, Inc.(a)*	2,529	8,067
Cerus Corp.(a)*	6,200	17,918
Conceptus, Inc.(a)*	12,100	174,845
Conmed Corp.*	7,150	187,902
CryoLife, Inc.*	6,300	38,430
Cutera, Inc.*	3,000	25,710
Cyberonics, Inc.(a)*	5,700	181,317
Cynosure, Inc., Class A*	1,412	19,613
DexCom, Inc.(a)*	7,052	109,447
Digirad Corp.*	2,100	5,250
Endologix, Inc.(a)*	16,288	110,433
EnteroMedics, Inc.*	125	345
Exactech, Inc.(a)*	2,535	44,489
Greatbatch, Inc.(a)*	5,400	142,884
Haemonetics Corp.*	4,900	321,146
Hansen Medical, Inc.(a)*	3,500	7,735

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
ICU Medical, Inc.(a)*	2,950	$129,151
Immucor, Inc.*	15,400	304,612
Insulet Corp.*	4,473	92,233
Integra LifeSciences Holdings Corp.(a)*	5,600	265,552
Invacare Corp.(a)	9,357	291,190
Iridex Corp.*	1,000	4,550
IRIS International, Inc.*	4,200	37,884
Kensey Nash Corp.(a)*	2,900	72,239
LeMaitre Vascular, Inc.	1,900	12,939
Masimo Corp.(a)	12,100	400,510
Medical Action Industries, Inc.(a)*	4,450	37,380
Meridian Bioscience, Inc.(a)	8,950	214,710
Merit Medical Systems, Inc.*	5,744	112,697
Misonix, Inc.(a)*	2,200	5,258
Natus Medical, Inc.*	8,702	146,194
Neogen Corp.(a)*	4,948	204,748
Neurometrix, Inc.*	2,800	1,456
NMT Medical, Inc.*	2,400	408
NuVasive, Inc.(a)*	8,100	205,092
NxStage Medical, Inc.*	6,164	135,485
OraSure Technologies, Inc.(a)*	11,100	87,246
Orthovita, Inc.*	18,900	40,257
Palomar Medical Technologies, Inc.(a)*	7,282	108,138
PhotoMedex, Inc.(a)*	258	1,894
Quidel Corp.(a)*	13,103	156,712
Retractable Technologies, Inc.(a)*	1,926	3,178
Rochester Medical Corp.*	1,500	17,220
Rockwell Medical Technologies, Inc.(a)*	2,600	23,348
RTI Biologics, Inc.(a)*	8,144	23,292
Solta Medical, Inc.*	8,748	28,868
SonoSite, Inc.(a)*	3,400	113,288
Spectranetics Corp.(a)*	7,200	33,912
Staar Surgical Co.*	5,280	29,410
Stereotaxis, Inc.(a)*	7,600	29,412
STERIS Corp.	7,300	252,142
SurModics, Inc.*	3,700	46,250
Symmetry Medical, Inc.*	11,100	108,780
Synovis Life Technologies, Inc.*	2,484	47,643
The Cooper Cos., Inc.	1,588	110,287
Theragenics Corp.*	7,500	15,750
TomoTherapy, Inc.(a)*	14,638	66,896
TranS1, Inc.(a)*	2,263	9,776
Urologix, Inc.(a)*	2,600	1,638
Uroplasty, Inc.*	2,952	19,513
Vascular Solutions, Inc.(a)*	6,500	70,915
West Pharmaceutical Services, Inc.(a)	7,400	331,298
Wright Medical Group, Inc.*	8,500	144,585
Young Innovations, Inc.(a)	1,900	59,660
Zoll Medical Corp.(a)*	4,700	210,607
		8,133,471
Health Care Providers & Services — 3.8%
Air Methods Corp.(a)*	2,500	168,125
Alliance HealthCare Services, Inc.*	12,600	55,692
Allied Healthcare International, Inc.*	14,550	36,957
Almost Family, Inc.(a)*	1,100	41,404
Amedisys, Inc.(a)*	6,053	211,855
America Service Group, Inc.	2,000	51,280
American Caresource Holdings, Inc.*	1,300	2,184
American Dental Partners, Inc.(a)*	3,359	44,070
AMERIGROUP Corp.(a)*	1,896	121,818
AMN Healthcare Services, Inc.(a)*	7,300	63,218
Amsurg Corp.*	7,750	197,160
Animal Health International, Inc.*	200	840
Assisted Living Concepts, Inc., Class A(a)*	2,124	83,133
Bio-Reference Labs, Inc.(a)*	5,243	117,653
BioScrip, Inc.(a)*	9,680	45,593
Capital Senior Living Corp.*	5,400	57,348
CardioNet, Inc.(a)*	3,237	15,505
Catalyst Health Solutions, Inc.*	11,800	659,974
Centene Corp.*	10,900	359,482
Chemed Corp.	5,500	366,355
Chindex International, Inc.*	328	5,264
Continucare Corp.*	11,500	61,525
Corvel Corp.*	2,550	135,609
Cross Country Healthcare, Inc.(a)*	6,900	54,027
Dynacq Healthcare, Inc.(a)*	1,300	2,548
Emeritus Corp.(a)*	8,006	203,833
Five Star Quality Care, Inc.*	12,800	104,064
Gentiva Health Services, Inc.*	6,500	182,195
Hanger Orthopedic Group, Inc.*	8,636	224,795
Healthsouth Corp.*	18,900	472,122
Healthspring, Inc.*	14,900	556,813
Healthways, Inc.*	6,798	104,485
HMS Holdings Corp.*	3,102	253,899
Hooper Holmes, Inc.*	15,500	11,470
Integramed America, Inc.*	1,987	20,466
IPC The Hospitalist Co., Inc.(a)*	2,782	126,331
Kindred Healthcare, Inc.*	8,800	210,144
Landauer, Inc.(a)	1,300	79,976
LCA-Vision, Inc.*	5,917	39,940
LHC Group, Inc.(a)*	3,800	114,000
LifePoint Hospitals, Inc.(a)*	10,273	412,769
Magellan Health Services, Inc.*	11,300	554,604
Medcath Corp.(a)*	4,400	61,380
MedQuist Holdings, Inc.(a)*	5,740	59,811
Metropolitan Health Networks, Inc.*	12,313	58,240
Molina Healthcare, Inc.*	6,500	260,000
MWI Veterinary Supply, Inc.*	2,320	187,178
National Healthcare Corp.(a)	3,000	139,470
NovaMed, Inc.*	1,933	25,516
Owens & Minor, Inc.(a)	8,247	267,863
PDI, Inc.(a)*	3,600	29,196
PharMerica Corp.*	5,650	64,636
PHC, Inc., Class A*	4,300	11,309
Providence Service Corp.*	4,498	67,380
PSS World Medical, Inc.(a)*	24,238	658,062
Psychemedics Corp.	400	4,420
RadNet, Inc.*	8,150	28,606
RehabCare Group, Inc.*	5,485	202,232
Select Medical Holdings Corp.*	29,421	237,133
Skilled Healthcare Group, Inc., Class A*	3,695	53,171
SRI/Surgical Express, Inc.*	1,100	5,390
Sun Healthcare Group, Inc.*	4,743	66,734
Sunrise Senior Living, Inc.*	11,840	141,251
Team Health Holdings, Inc.*	10,668	186,477
The Ensign Group, Inc.	4,200	134,106
Triple-S Management Corp., Class B*	3,809	78,389
U.S. Physical Therapy, Inc.	2,650	59,201
Universal American Corp.	16,273	372,814
WellCare Health Plans, Inc.*	8,500	356,575
		10,447,065
Health Care Technology — 0.8%
Arrhythmia Research Technology, Inc.	200	1,100
athenahealth, Inc.(a)*	5,000	225,650
Computer Programs & Systems, Inc.	2,140	137,559
Emdeon, Inc., Class A*	16,372	263,753
HealthStream, Inc.*	5,236	40,527
MedAssets, Inc.(a)*	11,009	168,107

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Technology (Continued)
Medidata Solutions, Inc.*	4,403	$112,585
Merge Healthcare, Inc.(a)*	12,632	61,644
Omnicell, Inc.*	7,300	111,252
Quality Systems, Inc.(a)	11,355	946,326
Simulations Plus, Inc.*	800	2,560
Transcend Services, Inc.(a)*	1,588	38,112
Vital Images, Inc.*	3,400	45,934
		2,155,109
Hotels, Restaurants & Leisure — 3.1%
AFC Enterprises, Inc.*	6,349	96,060
Ambassadors Group, Inc.(a)	4,300	47,085
Ambassadors International, Inc.(a)*	262	734
Ameristar Casinos, Inc.(a)	12,900	228,975
Bally Technologies, Inc.*	1,183	44,777
Benihana, Inc.(a)*	2,300	19,435
Benihana, Inc., Class A(a)*	1,150	9,764
Biglari Holdings, Inc.(a)*	320	135,536
BJ's Restaurants, Inc.(a)*	8,000	314,640
Bluegreen Corp.*	7,100	29,181
Bob Evans Farms, Inc.	7,000	228,200
Boyd Gaming Corp.(a)*	12,100	113,377
Brinker International, Inc.	16,410	415,173
Buffalo Wild Wings, Inc.*	4,000	217,720
California Pizza Kitchen, Inc.*	5,450	91,996
Caribou Coffee Co., Inc.(a)*	3,958	40,253
Carrols Restaurant Group, Inc.(a)*	8,600	79,722
CEC Entertainment, Inc.	5,150	194,309
Churchill Downs, Inc.(a)	3,300	136,950
Cosi, Inc.(a)*	5,389	6,628
Cracker Barrel Old Country Store, Inc.(a)	5,000	245,700
DineEquity, Inc.*	3,900	214,422
Domino's Pizza, Inc.*	16,189	298,363
Dover Downs Gaming & Entertainment, Inc.	3,400	12,206
Dover Motorsports, Inc.(a)*	4,000	8,000
Einstein Noah Restaurant Group, Inc.(a)	3,600	58,608
Empire Resorts, Inc.(a)*	4,700	2,914
Famous Dave's Of America, Inc.(a)*	2,145	20,978
Full House Resorts, Inc.(a)*	4,300	16,426
Gaming Partners International Corp.	1,300	8,970
Gaylord Entertainment Co.*	10,022	347,563
Great Wolf Resorts, Inc.*	8,725	18,410
International Speedway Corp., Class A	5,153	153,559
Interval Leisure Group, Inc.(a)*	12,000	196,200
Isle of Capri Casinos, Inc.*	8,287	78,727
J. Alexander's Corp.*	800	4,936
Jack in the Box, Inc.*	14,400	326,592
Jamba, Inc.(a)*	8,400	18,480
Kona Grill, Inc.*	1,540	8,131
Krispy Kreme Doughnuts, Inc.(a)*	14,841	104,481
Lakes Entertainment, Inc.*	6,530	17,631
Life Time Fitness, Inc.(a)*	8,900	332,059
Luby's, Inc.*	7,260	38,405
McCormick & Schmick's Seafood Restaurants, Inc.*	5,213	37,638
Monarch Casino & Resort, Inc.*	3,600	37,440
Morgans Hotel Group Co.(a)*	5,365	52,577
Morton's Restaurant Group, Inc.*	3,100	22,351
MTR Gaming Group, Inc.*	6,300	16,695
Multimedia Games, Inc.*	6,030	34,552
Nathan's Famous, Inc.*	1,385	23,933
Nevada Gold & Casinos, Inc.*	1,712	1,849
O'Charleys, Inc.(a)*	4,820	28,775
Orient-Express Hotels Ltd.(a)*	21,903	270,940
P.F. Chang's China Bistro, Inc.	5,870	271,135
Papa John's International, Inc.*	6,315	199,996
Peet's Coffee & Tea, Inc.(a)*	2,900	139,461
Pinnacle Entertainment, Inc.(a)*	13,499	183,856
PokerTek, Inc.(a)*	680	932
Premier Exhibitions, Inc.(a)*	6,300	11,970
Red Lion Hotels Corp.(a)*	4,500	36,900
Red Robin Gourmet Burgers, Inc.(a)*	3,300	88,770
Rick's Cabaret International, Inc.*	2,209	24,144
Ruby Tuesday, Inc.*	14,262	186,975
Ruth's Hospitality Group, Inc.(a)*	8,054	41,559
Scientific Games Corp., Class A*	10,163	88,825
Shuffle Master, Inc.*	11,762	125,618
Silverleaf Resorts, Inc.*	6,633	16,118
Sonic Corp.*	13,575	122,854
Speedway Motorsports, Inc.(a)	10,200	162,996
Texas Roadhouse, Inc., Class A	15,300	259,947
The Cheesecake Factory, Inc.(a)*	13,476	405,493
The Marcus Corp.	4,500	49,050
Town Sports International Holdings, Inc.(a)*	8,000	40,480
Vail Resorts, Inc.(a)*	8,330	406,171
VCG Holding Corp.(a)*	3,700	8,214
		8,380,490
Household Durables — 1.0%
American Greetings Corp., Class A(a)	9,420	222,312
Bassett Furniture Industries, Inc.*	2,600	20,410
Beazer Homes USA, Inc.*	14,582	66,640
Blyth, Inc.	2,000	64,980
Brookfield Homes Corp.(a)*	6,458	60,705
California Coastal Communities, Inc.(a),(b)	1,800	—
Cavco Industries, Inc.(a)*	1,100	49,676
Craftmade International, Inc.(a)*	400	1,708
CSS Industries, Inc.	2,100	39,585
Dixie Group, Inc.(a)*	2,300	10,718
Emerson Radio Corp.*	1,300	3,146
Ethan Allen Interiors, Inc.(a)	7,100	155,490
Furniture Brands International, Inc.(a)*	11,300	51,415
Helen of Troy Ltd.*	6,011	176,723
Hooker Furniture Corp.(a)	2,500	29,900
Hovnanian Enterprises, Inc., Class A(a)*	13,900	49,067
iRobot Corp.(a)*	5,000	164,450
KB Home	18,500	230,140
Kid Brands, Inc.*	5,342	39,264
La-Z-Boy, Inc.(a)*	11,200	106,960
Libbey, Inc.(a)*	3,650	60,225
Lifetime Brands, Inc.*	3,200	48,000
M.D.C. Holdings, Inc.(a)	9,467	239,988
M/I Homes, Inc.(a)*	3,928	58,881
Meritage Homes Corp.(a)*	6,706	161,816
NIVS IntelliMedia Technology Group, Inc.(a)*	6,412	14,106
Orleans Homebuilders, Inc.(b)	4,953	—
Ryland Group, Inc.(a)	9,600	152,640
Sealy Corp.(a)*	29,400	74,676
Skyline Corp.(a)	1,200	24,060
Standard Pacific Corp.(a)*	43,219	161,207
Stanley Furniture Co., Inc.(a)*	927	5,117
Universal Electronics, Inc.*	2,800	82,768
		2,626,773
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	46,693
Central Garden and Pet Co., Class A*	8,850	81,509
Spectrum Brands Holdings, Inc.(a)*	13,807	383,282

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products (Continued)
WD-40 Co.(a)	5,000	$211,700
		723,184
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.(a)*	21,730	123,644
Ormat Technologies, Inc.(a)	8,635	218,724
		342,368
Industrial Conglomerates — 0.2%
Raven Industries, Inc.(a)	3,600	221,112
Standex International Corp.	2,700	102,303
Tredegar Corp.	8,700	187,746
United Capital Corp.(a)*	1,250	35,375
		546,536
Insurance — 3.1%
21st Century Holding Co.(a)	1,000	3,080
Affirmative Insurance Holdings, Inc.(a)*	3,262	8,253
American Equity Investment Life Holding Co.(a)	12,000	157,440
American Safety Insurance Holdings Ltd.*	1,458	31,245
Amerisafe, Inc.*	3,800	84,018
Amtrust Financial Services, Inc.(a)	12,945	246,861
Argo Group International Holdings Ltd.	6,164	203,658
Baldwin & Lyons, Inc., Class B(a)	1,300	30,446
Citizens, Inc., Class A(a)*	10,658	77,803
CNA Surety Corp.*	10,600	267,756
CNO Financial Group, Inc.*	53,317	400,411
Crawford & Co., Class A	800	2,720
Crawford & Co., Class B	1,300	6,188
Delphi Financial Group, Inc., Class S	10,507	322,670
Donegal Group, Inc., Class A	4,648	62,144
Eastern Insurance Holdings, Inc.	1,700	22,100
eHealth, Inc.(a)*	4,659	61,965
EMC Insurance Group, Inc.(a)	3,800	94,354
Employers Holdings, Inc.	8,742	180,610
Enstar Group Ltd.(a)*	1,688	168,597
FBL Financial Group, Inc., Class A	6,500	199,680
First Acceptance Corp.*	15,539	29,835
First American Financial Corp.	8,771	144,721
Flagstone Reinsurance Holdings SA(a)	16,257	146,476
FPIC Insurance Group, Inc.(a)*	3,900	147,810
Global Indemnity PLC*	3,524	77,457
Greenlight Capital Re Ltd., Class A*	5,836	164,634
Hallmark Financial Services*	5,700	47,766
Harleysville Group, Inc.	6,800	225,284
Hilltop Holdings, Inc.(a)*	11,048	110,922
Horace Mann Educators Corp.	8,800	147,840
Independence Holding Co.	3,200	25,696
Infinity Property & Casualty Corp.	4,300	255,807
Maiden Holdings Ltd.	14,533	108,852
MBIA, Inc.(a)*	36,900	370,476
Meadowbrook Insurance Group, Inc.	13,262	137,262
Montpelier Re Holdings Ltd.	14,417	254,748
National Financial Partners Corp.(a)*	9,600	141,600
National Interstate Corp.	4,200	87,570
Navigators Group, Inc.*	3,600	185,400
OneBeacon Insurance Group Ltd.	4,300	58,179
Platinum Underwriters Holdings Ltd.	7,812	297,559
Presidential Life Corp.	5,600	53,368
ProAssurance Corp.*	3,113	197,271
Protective Life Corp.	7,687	204,090
RLI Corp.(a)	5,800	334,370
Safety Insurance Group, Inc.	3,900	179,829
SeaBright Insurance Holdings, Inc.(a)	4,800	49,200
Selective Insurance Group	13,800	238,740
State Auto Financial Corp.	9,900	180,378
Stewart Information Services Corp.	2,900	30,392
Symetra Financial Corp.	15,928	216,621
The Phoenix Companies, Inc.(a)*	21,698	59,019
Tower Group, Inc.(a)	8,548	205,408
Unico American Corp.	1,700	16,575
United Fire & Casualty Co.	6,100	123,281
Unitrin, Inc.	12,879	397,703
Universal Insurance Holdings, Inc.(a)	8,650	46,883
		8,331,021
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	5,700	18,810
Blue Nile, Inc.(a)*	2,776	149,876
dELiA*s, Inc.(a)*	5,186	9,335
Drugstore.Com, Inc.(a)*	23,024	88,642
Gaiam, Inc., Class A(a)	2,400	15,840
Geeknet, Inc.(a)*	1,350	35,910
Hollywood Media Corp.*	10,017	17,830
HSN, Inc.*	12,080	386,922
NutriSystem, Inc.(a)	5,687	82,405
Orbitz Worldwide, Inc.*	20,694	73,878
Overstock.com, Inc.(a)*	4,600	72,312
PetMed Express, Inc.(a)	8,500	134,810
Shutterfly, Inc.(a)*	5,210	272,796
US Auto Parts Network, Inc.*	6,100	53,070
Valuevision Media, Inc., Class A*	4,200	26,712
		1,439,148
Internet Software & Services — 2.4%
Ancestry.com, Inc.(a)*	9,785	346,878
comScore, Inc.*	6,024	177,768
Constant Contact, Inc.(a)*	3,440	120,056
DealerTrack Holdings, Inc.*	8,700	199,752
Dice Holdings, Inc.*	21,227	320,740
Digital River, Inc.(a)*	8,400	314,412
Earthlink, Inc.	24,400	191,052
EDGAR Online, Inc.(a)*	6,200	8,122
GSI Commerce, Inc.*	8,355	244,551
Imergent, Inc.(a)	2,700	18,036
Infospace, Inc.*	7,200	62,352
Internap Network Services Corp.*	11,700	76,869
Internet Media Svcs, Inc.(a)*	1,397	405
Ipass, Inc.*	14,400	22,464
j2 Global Communications, Inc.(a)*	9,900	292,149
Keynote Systems, Inc.	3,280	60,844
KIT Digital, Inc.*	6,797	81,836
Limelight Networks, Inc.*	21,264	152,250
Liquidity Services, Inc.(a)*	6,300	112,518
LogMeIn, Inc.(a)*	5,169	217,925
Looksmart Ltd.*	3,800	6,232
LoopNet, Inc.(a)*	13,200	186,780
Marchex, Inc., Class B(a)	6,755	53,162
Market Leader, Inc.*	4,700	11,750
ModusLink Global Solutions, Inc.	10,390	56,729
Move, Inc.*	34,500	82,455
NIC, Inc.	15,000	186,900
Onvia, Inc.(a)*	181	769
OpenTable, Inc.(a)*	3,152	335,215
Openwave Systems, Inc.*	18,733	40,089
Perficient, Inc.*	7,000	84,070
QuinStreet, Inc.*	7,185	163,315
RealNetworks, Inc.*	30,400	113,088
Reis, Inc.*	2,638	20,840
RightNow Technologies, Inc.(a)*	8,163	255,502
Saba Software, Inc.*	6,949	68,170

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
SAVVIS, Inc.*	8,100	$300,429
Soundbite Communications, Inc.(a)*	700	1,855
Spark Networks, Inc.(a)*	6,600	20,790
Stamps.com, Inc.	4,050	54,068
support.com, Inc.*	11,250	58,387
TechTarget, Inc.(a)*	8,885	79,165
Terremark Worldwide, Inc.*	20,600	391,400
The Knot, Inc.*	6,500	78,325
TheStreet.com, Inc.(a)	7,200	24,120
Tower Automotive, Inc.(b)	6,500	—
Track Data Corp.*	12	1,227
Travelzoo, Inc.(a)*	3,225	214,753
United Online, Inc.	35,156	221,659
Valueclick, Inc.*	16,915	244,591
Vocus, Inc.*	4,300	111,198
Web.com Group, Inc.*	6,313	92,107
Zix Corp.*	13,620	50,122
		6,630,241
IT Services — 2.3%
Acorn Factor, Inc.*	1,500	5,385
Acxiom Corp.*	17,600	252,560
CACI International, Inc., Class A*	6,100	374,052
Cardtronics, Inc.*	9,300	189,255
Cass Information Systems, Inc.(a)	1,000	39,290
China Information Technology, Inc.(a)*	9,371	25,302
Ciber, Inc.*	14,781	99,033
Computer Task Group, Inc.(a)*	3,700	49,173
Convergys Corp.*	26,306	377,754
CSG Systems International, Inc.*	10,600	211,364
Dynamics Research Corp.*	2,200	35,970
Echo Global Logistics, Inc.*	4,751	62,381
Edgewater Technology, Inc.*	2,300	7,337
eLoyalty Corp.*	1,512	10,992
Euronet Worldwide, Inc.*	11,300	218,429
ExlService Holdings, Inc.*	6,500	137,475
Forrester Research, Inc.	5,200	199,108
Global Cash Access Holdings, Inc.*	21,692	70,933
Hackett Group, Inc.*	8,900	34,176
Heartland Payment Systems, Inc.(a)	6,627	116,171
iGate Corp.	12,235	229,651
Innodata Isogen, Inc.*	5,684	13,755
Integral Systems, Inc.(a)*	4,000	48,680
INX, Inc.*	700	5,131
Lionbridge Technologies(a)*	13,100	44,933
Mantech International Corp., Class A*	4,845	205,428
Mastech Holdings, Inc.(a)*	849	3,948
MAXIMUS, Inc.	4,400	357,148
MoneyGram International, Inc.(a)*	16,182	55,504
NCI, Inc., Class A*	1,800	43,866
NeuStar, Inc., Class A*	12,812	327,731
Online Resources Corp.*	9,929	37,532
PRG-Schultz International, Inc.(a)*	3,839	23,303
Rainmaker Systems, Inc.*	4,500	5,805
Sapient Corp.*	30,026	343,798
SRA International, Inc., Class A*	9,500	269,420
StarTek, Inc.(a)*	3,323	16,748
Stream Global Services, Inc.*	300	909
Syntel, Inc.	9,300	485,739
TeleTech Holdings, Inc.*	13,200	255,816
Tier Technologies, Inc., Class B*	3,900	21,450
TNS, Inc.*	4,841	75,374
Unisys Corp.*	8,067	251,852
VeriFone Holdings, Inc.(a)*	157	8,627
Virtusa Corp.*	7,876	147,517
WPCS International, Inc.*	1,000	2,400
Wright Express Corp.(a)*	8,700	451,008
XETA Technologies, Inc.*	1,300	7,111
		6,256,324
Leisure Equipment & Products — 0.5%
Aldila, Inc.(a)	1,930	8,299
Arctic Cat, Inc.*	1,925	29,934
Black Diamond, Inc.*	1,900	13,110
Brunswick Corp.(a)	15,000	381,450
Callaway Golf Co.	14,500	98,890
Cybex International, Inc.*	4,100	3,405
Eastman Kodak Co.(a)*	47,131	152,233
Escalade, Inc.(a)	1,950	10,900
GameTech International, Inc.*	2,100	672
Jakks Pacific, Inc.(a)*	6,200	119,970
Johnson Outdoors, Inc., Class A*	1,000	15,190
Leapfrog Enterprises, Inc.(a)*	8,100	34,992
Marine Products Corp.(a)*	10,020	79,459
Nautilus, Inc.(a)*	6,900	19,941
RC2 Corp.*	3,900	109,590
Smith & Wesson Holding Corp.*	12,562	44,595
Steinway Musical Instruments*	2,573	57,146
Sturm Ruger & Co., Inc.(a)	6,513	149,604
		1,329,380
Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*	15,851	82,584
Albany Molecular Research, Inc.*	7,100	30,246
Arrowhead Research Corp.(a)*	5,800	4,350
BioClinica, Inc.*	3,200	16,640
Caliper Life Sciences, Inc.*	10,921	73,826
Cambrex Corp.*	7,100	39,050
CombiMatrix Corp.(a)*	502	1,104
Dionex Corp.*	4,000	472,200
Enzo Biochem, Inc.(a)*	8,067	33,801
eResearchTechnology, Inc.*	11,450	77,516
Harvard Bioscience, Inc.(a)*	7,581	43,060
Helicos BioSciences Corp.*	8,800	1,101
Kendle International, Inc.*	3,000	32,130
Luminex Corp.*	8,700	163,212
Medtox Scientific, Inc.	3,300	54,153
Parexel International Corp.*	12,400	308,760
pSivida Corp.(a)*	1,891	7,413
SeraCare Life Sciences, Inc.*	3,373	13,492
Strategic Diagnostics, Inc.(a)*	7,150	16,087
		1,470,725
Machinery — 3.7%
3D Systems Corp.*	5,100	247,605
Actuant Corp., Class A	14,300	414,700
Adept Technology, Inc.*	1,000	4,640
Alamo Group, Inc.	2,000	54,900
Albany International Corp., Class A(a)	6,000	149,400
Altra Holdings, Inc.*	5,400	127,548
American Railcar Industries, Inc.(a)*	5,900	147,264
Ampco-Pittsburgh Corp.	2,200	60,676
Astec Industries, Inc.(a)*	5,000	186,450
Badger Meter, Inc.(a)	3,000	123,630
Baldwin Technology Co., Class A*	2,900	4,669
Barnes Group, Inc.(a)	12,100	252,648
Blount International, Inc.(a)*	10,700	170,986
Briggs & Stratton Corp.(a)	11,900	269,535
Cascade Corp.	2,400	106,992
Chart Industries, Inc.*	6,200	341,248
CIRCOR International, Inc.	3,400	159,868

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
CLARCOR, Inc.	29	$1,303
Colfax Corp.(a)*	9,063	207,996
Columbus McKinnon Corp.*	3,900	71,994
Commercial Vehicle Group, Inc.*	5,000	89,200
Dynamic Materials Corp.(a)	2,800	78,260
Energy Recovery, Inc.(a)*	8,000	25,440
EnPro Industries, Inc.(a)*	4,600	167,072
ESCO Technologies, Inc.	5,700	217,455
Federal Signal Corp.(a)	12,928	84,161
Flanders Corp.*	5,805	18,866
Flow International Corp.(a)*	10,779	47,320
FreightCar America, Inc.*	2,400	78,024
Graham Corp.	1,500	35,910
Greenbrier Cos., Inc.*	5,000	141,900
Hardinge, Inc.(a)	2,400	32,880
Hurco Cos., Inc.*	1,000	30,500
John Bean Technologies Corp.(a)	6,227	119,745
Kadant, Inc.*	3,400	89,046
Kaydon Corp.	6,475	253,755
Key Technology, Inc.*	1,100	22,231
LB Foster Co., Class A	1,400	60,354
Lindsay Corp.	2,500	197,550
Lydall, Inc.(a)*	2,900	25,781
Manitex International, Inc.(a)*	1,300	7,150
Manitowoc Co., Inc.	657	14,375
Meritor, Inc.(a)*	20,700	351,279
Met-Pro Corp.(a)	4,417	52,562
Mfri, Inc.*	1,900	21,356
Middleby Corp.*	4,140	385,931
Miller Industries, Inc.	2,200	35,728
Mueller Industries, Inc.	8,400	307,608
Mueller Water Products, Inc., Class A(a)	32,792	146,908
NACCO Industries, Inc., Class A	1,000	110,670
NN, Inc.*	3,000	54,780
Omega Flex, Inc.(a)*	1,500	20,175
PMFG, Inc.*	2,118	45,198
RBC Bearings, Inc.*	4,700	179,681
Robbins & Myers, Inc.	9,714	446,747
Sauer-Danfoss, Inc.*	10,900	555,137
Sun Hydraulics Corp.(a)	3,800	163,780
Supreme Industries, Inc., Class A*	1,197	3,160
Tecumseh Products Co., Class A*	2,100	21,042
Tennant Co.	4,100	172,364
The Gorman-Rupp Co.(a)	3,125	123,094
Titan International, Inc.	8,474	225,493
Toro Co.	6,900	456,918
Trimas Corp.*	10,000	215,000
Trinity Industries, Inc.	11,628	426,399
Twin Disc, Inc.	2,200	70,884
Wabash National Corp.*	7,820	90,556
WABCO Holdings, Inc.*	2,480	152,867
Watts Water Technologies, Inc., Class A	7,500	286,425
Xerium Technologies, Inc.*	470	11,304
		10,074,073
Marine — 0.2%
Alexander & Baldwin, Inc.	8,195	374,102
Eagle Bulk Shipping, Inc.(a)*	10,600	39,432
Excel Maritime Carriers Ltd.(a)*	16,497	70,772
Genco Shipping & Trading Ltd.(a)*	5,100	54,927
Horizon Lines, Inc., Class A(a)	10,600	9,010
International Shipholding Corp.(a)	710	17,679
		565,922
Media — 1.7%
4Kids Entertainment, Inc.*	2,900	696
AH Belo Corp., Class A*	4,580	38,289
Arbitron, Inc.	5,900	236,177
Ascent Media Corp., Class A*	2,061	100,680
Atrinsic, Inc.(a)*	540	1,938
Ballantyne of Omaha, Inc.(a)*	3,464	24,837
Beasley Broadcasting Group, Inc., Class A(a)*	1,657	12,162
Belo Corp., Class A*	19,900	175,319
Carmike Cinemas, Inc.(a)*	2,800	20,020
Cinemark Holdings, Inc.(a)	16,400	317,340
CKX, Inc.*	17,076	72,061
Crown Media Holdings, Inc., Class A(a)*	17,800	41,296
Cumulus Media, Inc., Class A(a)*	6,400	27,776
EDCI Holdings, Inc.	1,485	5,346
Entercom Communications Corp., Class A*	5,750	63,365
Entravision Communications Corp.*	9,100	24,661
EW Scripps Co., Class A(a)*	9,673	95,763
Fisher Communications, Inc.*	1,100	34,188
Global Sources Ltd.*	1,227	14,270
Global Traffic Network, Inc.*	3,225	40,216
Gray Television, Inc.*	6,176	12,784
Harris Interactive, Inc.(a)*	14,810	14,602
Harte-Hanks, Inc.(a)	20,583	244,938
Here Media, Inc.(b)	499	—
Here Media, Inc., Special Shares(a),(b)	499	—
Journal Communications, Inc., Class A*	10,000	60,000
Knology, Inc.*	13,380	172,736
Lee Enterprises, Inc.(a)*	8,463	22,850
Lin TV Corp., Class A*	6,700	39,731
Live Nation Entertainment, Inc.*	25,567	255,670
LodgeNet Interactive Corp.(a)*	6,600	24,024
Madison Square Garden, Inc., Class A*	13,022	351,464
Martha Stewart Living Omnimedia, Class A(a)*	5,600	20,776
Media General, Inc., Class A(a)*	5,000	34,400
Meredith Corp.(a)	7,300	247,616
National CineMedia, Inc.	11,931	222,752
Navarre Corp.(a)*	5,272	10,017
New Frontier Media, Inc.(a)*	7,900	13,983
Nexstar Broadcasting Group, Inc., Class A*	2,098	18,189
Outdoor Channel Holdings, Inc.*	9,100	67,886
Primedia, Inc.	14,700	71,589
Radio One, Inc.(a)*	6,700	13,065
Rentrak Corp.(a)*	1,900	51,148
Saga Communications, Inc.*	837	29,111
Salem Communications Corp., Class A	3,500	13,125
Scholastic Corp.	8,100	219,024
Sinclair Broadcast Group, Inc., Class A	10,500	131,670
The McClatchy Co., Class A(a)*	13,196	44,866
The New York Times Co., Class A(a)*	31,959	302,652
Valassis Communications, Inc.*	10,800	314,712
Warner Music Group Corp.*	22,178	150,145
World Wrestling Entertainment, Inc., Class A(a)	4,600	57,822
Xanadoo Co.*	10	3,400
		4,583,147
Metals & Mining — 1.9%
A.M. Castle & Co.*	5,100	96,288
AK Steel Holding Corp.(a)	24,204	381,939
AMCOL International Corp.(a)	6,800	244,664
Capital Gold Corp.*	6,296	40,483
Carpenter Technology Corp.	8,800	375,848
Century Aluminum Co.(a)*	19,815	370,144

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Commercial Metals Co.	24,935	$430,627
Contango ORE, Inc.(a)*	350	6,472
Friedman Industries	700	7,105
General Moly, Inc.(a)*	13,500	72,630
General Steel Holdings, Inc.(a)*	4,794	11,506
Globe Specialty Metals, Inc.(a)	16,305	371,102
Golden Minerals Co.*	3,160	69,394
Haynes International, Inc.	2,200	121,990
Hecla Mining Co.*	22,304	202,520
Horsehead Holding Corp.*	8,674	147,892
Kaiser Aluminum Corp.(a)	4,533	223,250
Materion Corp.*	4,600	187,680
Mines Management, Inc.(a)*	8,088	23,293
Olympic Steel, Inc.(a)	2,400	78,744
RTI International Metals, Inc.*	6,300	196,245
Schnitzer Steel Industries, Inc., Class A	5,061	329,016
Solitario Exploration & Royalty Corp.(a)*	1,000	3,590
Stillwater Mining Co.*	21,000	481,530
Universal Stainless & Alloy*	1,400	47,222
US Gold Corp.(a)*	22,760	200,971
Worthington Industries, Inc.(a)	17,700	370,284
		5,092,429
Multi-Utilities — 0.4%
Avista Corp.	12,400	286,812
Black Hills Corp.(a)	7,800	260,832
CH Energy Group, Inc.(a)	3,800	192,052
NorthWestern Corp.	8,500	257,550
		997,246
Multiline Retail — 0.5%
99 Cents Only Stores*	14,600	286,160
Dillard's, Inc., Class A(a)	8,650	347,038
Duckwall-ALCO Stores, Inc.(a)*	200	2,536
Fred's, Inc.(a)	8,987	119,707
Retail Ventures, Inc.(a)*	10,323	178,072
Saks, Inc.(a)*	33,776	382,006
The Bon-Ton Stores, Inc.(a)*	2,700	41,850
Tuesday Morning Corp.(a)*	9,403	46,075
		1,403,444
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	385,611
Oil, Gas & Consumable Fuels — 4.1%
Abraxas Petroleum Corp.(a)*	19,200	112,320
Adams Resources & Energy, Inc.	900	25,740
Alon USA Energy, Inc.(a)	10,500	143,850
Ante5, Inc.(a)*	2,059	2,636
Approach Resources, Inc.*	5,845	196,392
ATP Oil & Gas Corp.(a)*	10,800	195,588
Berry Petroleum Co., Class A(a)	2,718	137,123
Bill Barrett Corp.(a)*	9,686	386,568
BioFuel Energy Corp.(a)*	10,564	8,662
BPZ Resources, Inc.(a)*	23,944	127,143
Callon Petroleum Co.*	7,200	55,944
Cano Petroleum, Inc.(a)*	9,900	5,207
Carrizo Oil & Gas, Inc.(a)*	7,443	274,870
Cheniere Energy, Inc.(a)*	11,400	106,134
Clayton Williams Energy, Inc.(a)*	2,100	221,970
Clean Energy Fuels Corp.(a)*	4,698	76,953
Cloud Peak Energy, Inc.*	12,689	273,955
Comstock Resources, Inc.(a)*	5,710	176,667
Contango Oil & Gas Co.*	3,500	221,340
CREDO Petroleum Corp.(a)*	1,000	12,790
Crimson Exploration, Inc.*	8,391	34,235
Crosstex Energy, Inc.(a)	15,460	153,827
CVR Energy, Inc.*	18,182	421,095
Delek US Holdings, Inc.(a)	12,078	163,778
Delta Petroleum Corp.(a)*	33,219	30,229
DHT Holdings, Inc.	10,378	49,918
Double Eagle Petroleum Co.*	1,550	14,105
Endeavour International Corp.(a)*	4,787	60,795
Energy Partners Ltd.*	8,013	144,234
Evolution Petroleum Corp.*	6,400	49,920
FieldPoint Petroleum Corp.*	1,200	5,568
Frontier Oil Corp.	21,184	621,115
FX Energy, Inc.*	8,650	72,314
General Maritime Corp.(a)	8,996	18,442
GeoMet, Inc.(a)*	4,682	7,678
GeoPetro Resources Co.*	4,000	2,568
Georesources, Inc.(a)*	5,555	173,705
GMX Resources, Inc.(a)*	3,700	22,829
Goodrich Petroleum Corp.(a)*	5,998	133,276
Gran Tierra Energy, Inc.*	7,381	59,565
Green Plains Renewable Energy, Inc.(a)*	7,838	94,213
Gulfport Energy Corp.*	9,638	348,414
Harvest Natural Resources, Inc.(a)*	7,400	112,776
HKN, Inc.(a)*	2,400	7,056
Holly Corp.	2,037	123,768
Houston American Energy Corp.(a)	8,700	134,067
Hyperdynamics Corp.(a)*	5,500	25,410
International Coal Group, Inc.*	44,826	506,534
James River Coal Co.(a)*	5,500	132,935
Kodiak Oil & Gas Corp.(a)*	19,000	127,300
L&L Energy, Inc.(a)*	5,398	37,354
Magnum Hunter Resources Corp.(a)*	8,400	71,988
Northern Oil and Gas, Inc.(a)*	9,129	243,744
Overseas Shipholding Group, Inc.(a)	5,212	167,514
Panhandle Oil and Gas, Inc.(a)	900	28,485
Patriot Coal Corp.*	14,500	374,535
Penn Virginia Corp.	7,300	123,808
Petroleum Development Corp.(a)*	4,900	235,249
Petroquest Energy, Inc.*	12,273	114,875
Rentech, Inc.*	13,700	17,125
Rex Energy Corp.(a)*	8,838	102,963
Rex Stores Corp.(a)*	1,575	25,137
Rosetta Resources, Inc.*	11,700	556,218
Royale Energy, Inc.(a)*	1,600	8,384
SemGroup Corp.*	5,283	148,769
Ship Finance International Ltd.(a)	16,513	342,314
Stone Energy Corp.*	10,059	335,669
Swift Energy Co.*	9,200	392,656
Syntroleum Corp.(a)*	15,000	33,900
Toreador Resources Corp.*	3,869	41,708
Tri-Valley Corp.(a)*	5,600	2,800
Uranium Energy Corp.(a)*	9,000	35,910
Uranium Resources, Inc.(a)*	11,500	23,920
USEC, Inc.(a)*	24,000	105,600
Vaalco Energy, Inc.*	13,164	102,153
Venoco, Inc.*	11,495	196,450
Voyager Oil & Gas, Inc.*	2,059	9,060
W&T Offshore, Inc.	15,533	353,997
Warren Resources, Inc.*	14,000	71,260
Western Refining, Inc.(a)*	17,743	300,744
Westmoreland Coal Co.(a)*	2,000	29,300
		11,247,110
Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.	8,700	236,901
Clearwater Paper Corp.*	1,706	138,868
Deltic Timber Corp.(a)	2,800	187,152

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Glatfelter	9,600	$127,872
KapStone Paper and Packaging Corp.*	9,200	157,964
Louisiana-Pacific Corp.*	28,684	301,182
Mercer International, Inc.(a)*	7,857	106,462
Neenah Paper, Inc.	3,300	72,501
Schweitzer-Mauduit International, Inc.(a)	3,100	156,891
Verso Paper Corp.(a)*	5,490	29,372
Wausau Paper Corp.	11,200	85,568
		1,600,733
Personal Products — 0.6%
CCA Industries, Inc.	556	3,225
Elizabeth Arden, Inc.*	10,900	327,109
Inter Parfums, Inc.(a)	6,250	115,687
Mannatech, Inc.*	7,700	12,628
Medifast, Inc.(a)*	3,300	65,175
Natural Alternatives International, Inc.(a)*	1,000	5,630
Natures Sunshine Products, Inc.*	2,700	24,192
Nu Skin Enterprises, Inc., Class A(a)	16,043	461,236
Nutraceutical International Corp.*	2,300	34,454
Parlux Fragrances, Inc.*	5,787	18,171
Physicians Formula Holdings, Inc.(a)*	1,300	6,110
Prestige Brands Holdings, Inc.*	11,200	128,800
Reliv International, Inc.(a)	3,500	7,350
Revlon, Inc., Class A*	9,354	148,448
Schiff Nutrition International, Inc.(a)	3,141	28,615
USANA Health Sciences, Inc.*	3,400	117,334
		1,504,164
Pharmaceuticals — 1.3%
Adolor Corp.*	10,556	14,884
Akorn, Inc.(a)*	20,100	115,977
Alexza Pharmaceuticals, Inc.(a)*	8,251	14,027
ARYx Therapeutics, Inc.(a)*	3,000	121
AVANIR Pharmaceuticals, Inc., Class A(a)*	16,125	65,790
Biodel, Inc.(a)*	5,200	10,920
Cadence Pharmaceuticals, Inc.(a)*	5,495	50,609
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	40,040
Columbia Laboratories, Inc.*	10,900	41,093
Corcept Therapeutics, Inc.*	4,500	19,125
CPEX Pharmaceuticals, Inc.(a)*	490	13,353
Cumberland Pharmaceuticals, Inc.(a)*	3,678	20,339
Depomed, Inc.(a)*	11,500	115,460
Durect Corp.(a)*	16,600	59,760
Emisphere Technologies, Inc.*	6,080	8,299
Hi-Tech Pharmacal Co., Inc.*	2,678	53,908
Impax Laboratories, Inc.*	13,300	338,485
Inspire Pharmaceuticals, Inc.*	13,850	54,846
ISTA Pharmaceuticals, Inc.*	10,679	108,178
Jazz Pharmaceuticals, Inc.*	7,798	248,366
KV Pharmaceutical Co., Class A(a)*	7,700	46,123
KV Pharmaceutical Co., Class B(a)*	700	4,158
Lannett Co., Inc.*	4,650	25,947
MAP Pharmaceuticals, Inc.(a)*	1,039	14,328
Medicis Pharmaceutical Corp., Class A	12,800	410,112
MiddleBrook Pharmaceuticals, Inc.(b)	13,473	—
Neostem, Inc.(a)*	5,427	9,334
Novabay Pharmaceuticals, Inc.*	700	1,568
Obagi Medical Products, Inc.*	3,200	40,448
Pain Therapeutics, Inc.(a)*	19,800	189,288
Par Pharmaceutical Cos., Inc.*	7,800	242,424
Pozen, Inc.*	6,700	35,979
ProPhase Labs, Inc.*	3,100	3,751
Questcor Pharmaceuticals, Inc.(a)*	14,600	210,386
Repros Therapeutics, Inc.(a)*	700	3,871
Santarus, Inc.(a)*	16,900	57,798
Somaxon Pharmaceuticals, Inc.(a)*	2,900	8,207
Sucampo Pharmaceuticals, Inc., Class A(a)*	3,198	13,432
The Medicines Co.*	11,700	190,593
Viropharma, Inc.(a)*	25,800	513,420
XenoPort, Inc.*	13,742	81,490
		3,496,237
Professional Services — 1.8%
Acacia Research - Acacia Technologies*	29,010	992,722
Barrett Business Services, Inc.(a)	2,100	33,726
CBIZ, Inc.(a)*	15,700	113,197
CDI Corp.	3,800	56,202
Competitive Technologies, Inc.(a)*	1,800	2,700
CoStar Group, Inc.*	3,764	235,928
CRA International, Inc.*	2,200	63,426
Dolan Media Co.(a)*	6,400	77,696
Exponent, Inc.*	2,610	116,432
Franklin Covey Co.(a)*	4,000	34,640
FTI Consulting, Inc.(a)*	9,847	377,435
GP Strategies Corp.*	3,599	48,946
Heidrick & Struggles International, Inc.	3,700	102,971
Hill International, Inc.*	9,200	48,668
Hudson Highland Group, Inc.(a)*	5,400	35,100
Huron Consulting Group, Inc.*	4,080	112,975
ICF International, Inc.*	3,955	81,236
Insperity, Inc.	5,700	173,166
Kelly Services, Inc., Class A*	6,800	147,628
Kforce, Inc.*	10,079	184,446
Korn/Ferry International*	10,100	224,927
LECG Corp.(a)*	5,600	1,129
Mistras Group, Inc.*	6,091	104,826
National Technical Systems, Inc.	1,400	10,010
Navigant Consulting, Inc.*	13,900	138,861
Odyssey Marine Exploration, Inc.*	10,650	32,802
On Assignment, Inc.*	12,485	118,108
RCM Technologies, Inc.(a)*	2,995	15,245
Resources Connection, Inc.	11,115	215,520
School Specialty, Inc.(a)*	4,200	60,060
Sfn Group, Inc.*	11,700	164,853
SmartPros Ltd.(a)	1,000	2,200
TeamStaff, Inc.(a)*	488	232
The Advisory Board Co.*	3,600	185,400
The Corporate Executive Board Co.	6,893	278,270
Thomas Group, Inc.*	260	354
TrueBlue, Inc.*	11,123	186,755
Volt Information Sciences, Inc.(a)*	4,949	40,582
VSE Corp.(a)	850	25,253
		4,844,627
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA*	5,967	183,067
Avatar Holdings, Inc.*	2,054	40,649
Consolidated-Tomoka Land Co.(a)	1,100	35,640
Forestar Group, Inc.*	8,034	152,807
Grubb & Ellis Co.(a)*	6,200	4,960
Maui Land & Pineapple Co., Inc.*	1,800	10,260
Tejon Ranch Co.*	3,719	136,636
Thomas Properties Group, Inc.(a)*	8,716	29,199
ZipRealty, Inc.*	4,510	13,079
		606,297
Road & Rail — 1.7%
AMERCO, Inc.*	4,600	446,200
Arkansas Best Corp.	5,700	147,744
Avis Budget Group, Inc.(a)*	21,901	392,247

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Road & Rail (Continued)
Celadon Group, Inc.*	5,010	$81,362
Con-way, Inc.	11,291	443,623
Covenant Transportation Group, Inc., Class A*	1,500	13,875
Dollar Thrifty Automotive Group, Inc.(a)*	4,400	293,612
Frozen Food Express Industries*	5,100	17,646
Genesee & Wyoming, Inc., Class A*	7,225	420,495
Heartland Express, Inc.(a)	23,624	414,838
Knight Transportation, Inc.(a)	20,700	398,475
Marten Transport Ltd.	4,300	95,890
Old Dominion Freight Line, Inc.*	12,528	439,608
P.A.M. Transportation Services, Inc.(a)*	3,196	38,831
Quality Distribution, Inc.*	6,100	72,285
RailAmerica, Inc.(a)*	11,142	189,860
Saia, Inc.(a)*	3,200	52,448
Trailer Bridge, Inc.*	1,400	5,334
Universal Truckload Services, Inc.(a)*	3,300	56,925
USA Truck, Inc.*	1,900	24,700
Werner Enterprises, Inc.	17,675	467,857
YRC Worldwide, Inc.(a)*	356	627
		4,514,482
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Analogic Technologies, Inc.*	9,300	35,154
Advanced Energy Industries, Inc.*	9,400	153,690
Aehr Test Systems*	1,200	2,520
Aetrium, Inc.*	2,200	3,784
Amkor Technology, Inc.(a)*	40,398	272,283
Amtech Systems, Inc.(a)*	2,200	55,528
Anadigics, Inc.*	14,200	63,616
Applied Micro Circuits Corp.*	14,675	152,326
ATMI, Inc.*	7,200	135,936
AuthenTec, Inc.(a)*	5,954	19,053
Axcelis Technologies, Inc.*	20,139	53,368
AXT, Inc.(a)*	12,200	87,474
Brooks Automation, Inc.*	14,274	195,982
BTU International, Inc.*	2,100	23,100
Cabot Microelectronics Corp.*	5,200	271,700
Cascade Microtech, Inc.(a)*	3,500	21,630
Ceva, Inc.*	4,175	111,598
Cirrus Logic, Inc.*	14,700	309,141
Cohu, Inc.	5,200	79,872
Conexant Systems, Inc.*	14,643	34,850
Cyberoptics Corp.*	1,700	14,739
Cymer, Inc.(a)*	8,635	488,568
Diodes, Inc.(a)*	9,250	315,055
DSP Group, Inc.*	6,800	52,360
Energy Conversion Devices, Inc.(a)*	10,450	23,617
Entegris, Inc.*	32,288	283,166
Entropic Communications, Inc.(a)*	9,239	78,070
Evergreen Solar, Inc.(a)*	4,433	5,985
Exar Corp.*	11,669	70,247
Fairchild Semiconductor International, Inc.*	26,822	488,160
FEI Co.*	8,400	283,248
Formfactor, Inc.(a)*	10,700	110,210
FSI International, Inc.(a)*	8,500	37,230
GSI Technology, Inc.*	6,498	59,067
GT Solar International, Inc.(a)*	33,248	354,424
Hittite Microwave Corp.*	6,700	427,259
Ikanos Communications, Inc.*	9,200	10,488
Integrated Device Technology, Inc.*	33,300	245,421
Integrated Silicon Solution, Inc.*	5,884	54,545
International Rectifier Corp.*	14,106	466,344
Intersil Corp., Class A(a)	27,356	340,582
IXYS Corp.(a)*	7,000	94,010
Kopin Corp.(a)*	16,230	74,496
Kulicke & Soffa Industries, Inc.*	14,899	139,306
Lattice Semiconductor Corp.*	32,718	193,036
LTX-Credence Corp.*	8,300	75,779
Mattson Technology, Inc.(a)*	14,200	34,648
MEMSIC, Inc.(a)*	1,209	4,449
Micrel, Inc.(a)	15,500	208,940
Microsemi Corp.*	18,291	378,807
Mindspeed Technologies, Inc.(a)*	6,180	52,283
MIPS Technologies, Inc., Class A(a)*	16,600	174,134
MKS Instruments, Inc.	11,075	368,797
Monolithic Power Systems, Inc.(a)*	7,600	107,844
MoSys, Inc.(a)*	6,400	38,464
Nanometrics, Inc.(a)*	4,500	81,405
Netlogic Microsystems, Inc.(a)*	2,164	90,931
Omnivision Technologies, Inc.*	11,500	408,595
PDF Solutions, Inc.*	8,100	53,865
Pericom Semiconductor Corp.*	5,500	57,035
Photronics, Inc.*	11,917	106,895
Pixelworks, Inc.*	1,533	5,519
PLX Technology, Inc.(a)*	6,900	25,185
PMC - Sierra, Inc.*	48,337	362,527
Power Integrations, Inc.(a)	6,500	249,145
QuickLogic Corp.(a)*	10,100	49,490
Ramtron International Corp.*	10,700	23,219
RF Micro Devices, Inc.*	51,819	332,160
Rubicon Technology, Inc.(a)*	3,000	83,040
Rudolph Technologies, Inc.*	6,058	66,275
Semtech Corp.*	13,910	348,028
Sigma Designs, Inc.*	6,309	81,702
Silicon Image, Inc.*	16,700	149,799
Silicon Laboratories, Inc.*	8,380	362,100
Spansion, Inc., Class A*	12,218	228,110
Spire Corp.*	1,100	5,192
Standard Microsystems Corp.(a)*	5,000	123,300
SunPower Corp., Class A(a)*	12,274	210,376
SunPower Corp., Class B*	7,978	132,993
Supertex, Inc.*	2,900	64,612
Tessera Technologies, Inc.*	11,500	209,990
Trident Microsystems, Inc.*	14,033	16,138
TriQuint Semiconductor, Inc.*	32,800	423,448
Ultra Clean Holdings(a)*	4,750	49,115
Ultratech, Inc.*	5,300	155,820
Veeco Instruments, Inc.(a)*	8,400	427,056
Volterra Semiconductor Corp.*	5,300	131,599
Zoran Corp.*	14,761	153,367
		13,504,414
Software — 4.4%
Accelrys, Inc.*	13,277	106,216
ACI Worldwide, Inc.*	7,900	259,120
Actuate Corp.*	14,300	74,360
Advent Software, Inc.(a)*	12,200	349,774
American Software, Inc., Class A	5,100	37,638
Ariba, Inc.*	10,330	352,666
AsiaInfo-Linkage, Inc.(a)*	13,547	293,293
Aspen Technology, Inc.*	18,759	281,197
Blackbaud, Inc.(a)	12,954	352,867
Blackboard, Inc.(a)*	7,101	257,340
Bottomline Technologies, Inc.*	6,800	170,952
Bsquare Corp.*	2,300	16,422
Cadence Design Systems, Inc.*	21,324	207,909
Callidus Software, Inc.*	6,600	45,342
Cinedigm Digital Cinema Corp.(a)*	5,800	10,382
Commvault Systems, Inc.*	8,600	342,968
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Deltek, Inc.*	10,652	$80,955
DemandTec, Inc.*	2,934	38,611
Digimarc Corp.*	1,256	36,298
Ebix, Inc.(a)*	7,624	180,308
Epicor Software Corp.*	21,300	235,791
EPIQ Systems, Inc.(a)	8,450	121,342
ePlus, Inc.(a)*	1,200	31,932
Fair Isaac Corp.(a)	10,900	344,549
FalconStor Software, Inc.(a)*	11,650	53,008
Glu Mobile, Inc.(a)*	3,800	16,454
GSE Systems, Inc.*	2,896	6,545
Guidance Software, Inc.*	4,733	39,663
Interactive Intelligence, Inc.*	3,800	147,098
JDA Software Group, Inc.*	9,553	289,074
Kenexa Corp.(a)*	5,100	140,709
Lawson Software, Inc.*	39,500	477,950
Magma Design Automation, Inc.*	11,500	78,430
Manhattan Associates, Inc.*	5,462	178,717
Mentor Graphics Corp.*	24,100	352,583
MicroStrategy, Inc., Class A*	2,101	282,542
Monotype Imaging Holdings, Inc.*	7,120	103,240
NetScout Systems, Inc.*	9,285	253,666
NetSuite, Inc.*	7,802	226,882
Novell, Inc.*	39,382	233,535
Opnet Technologies, Inc.	8,654	337,419
Pegasystems, Inc.(a)	749	28,417
Pervasive Software, Inc.(a)*	5,000	33,400
Progress Software Corp.*	13,950	405,806
PROS Holdings, Inc.(a)*	6,073	88,484
QAD, Inc., Class A(a)*	4,879	52,547
QAD, Inc., Class B(a)*	1,219	12,556
Quest Software, Inc.*	4,973	126,264
Radiant Systems, Inc.*	8,005	141,689
Renaissance Learning, Inc.(a)	6,522	76,634
Rosetta Stone, Inc.(a)*	4,230	55,878
Rovi Corp.*	1	22
S1 Corp.*	18,494	123,540
Scientific Learning Corp.(a)*	6,000	18,720
Smith Micro Software, Inc.(a)*	6,500	60,840
Soapstone Networks, Inc.(a)	2,900	36
Solarwinds, Inc.(a)*	14,695	344,745
Sourcefire, Inc.(a)*	5,802	159,613
SRS Labs, Inc.*	3,700	31,598
Synchronoss Technologies, Inc.(a)*	7,100	246,725
Take-Two Interactive Software, Inc.*	17,890	274,969
Taleo Corp., Class A*	8,446	301,100
TeleCommunication Systems, Inc., Class A*	9,200	37,904
THQ, Inc.(a)*	14,250	64,980
TIBCO Software, Inc.*	27,842	758,694
Tyler Technologies, Inc.(a)*	8,205	194,541
Ultimate Software Group, Inc.(a)*	5,500	323,125
Verint Systems, Inc.*	2,853	102,252
VirnetX Holding Corp.	9,530	189,742
Websense, Inc.(a)*	6,884	158,125
		11,858,693
Specialty Retail — 3.7%
A.C. Moore Arts & Crafts, Inc.*	5,100	13,974
Aaron's, Inc.	17,233	437,029
America's Car-Mart, Inc.*	2,516	64,862
Ann, Inc.*	12,800	372,608
Asbury Automotive Group, Inc.*	7,200	133,128
Ascena Retail Group, Inc.*	4,423	143,349
Bakers Footwear Group, Inc.*	400	360
Barnes & Noble, Inc.(a)	12,568	115,500
Bebe Stores, Inc.	22,995	134,521
Big 5 Sporting Goods Corp.(a)	3,989	47,549
Blockbuster, Inc., Class A*	32,000	2,928
Books-A-Million, Inc.(a)	3,928	16,223
Borders Group, Inc.*	9,000	2,340
Boyds Collection Ltd.(a),(b)	10,600	—
Brown Shoe Co., Inc.(a)	9,550	116,701
Build-A-Bear Workshop, Inc.*	3,900	23,595
Cabela's, Inc.*	15,000	375,150
Cache, Inc.*	3,300	15,147
Casual Male Retail Group, Inc.*	8,925	43,822
Charming Shoppes, Inc.(a)*	23,380	99,599
Childrens Place Retail Stores, Inc.(a)*	6,000	298,980
Christopher & Banks Corp.	7,937	51,432
Citi Trends, Inc.(a)*	3,000	66,870
Coldwater Creek, Inc.(a)*	20,488	54,088
Collective Brands, Inc.*	13,100	282,698
Conn's, Inc.(a)*	7,199	32,251
Cost Plus, Inc.*	4,685	46,007
Destination Maternity Corp.	2,800	64,596
DSW, Inc., Class A(a)*	3,483	139,181
Footstar, Inc.	1,300	1,196
Friedmans, Inc., Class A(b)	1,600	—
Genesco, Inc.*	4,900	196,980
Golfsmith International Holdings, Inc.(a)*	1,600	6,752
Group 1 Automotive, Inc.(a)	4,900	209,720
Haverty Furniture Cos., Inc.(a)	3,600	47,736
hhgregg, Inc.(a)*	7,534	100,880
Hibbett Sports, Inc.(a)*	6,450	230,974
Hot Topic, Inc.	7,575	43,177
Jos. A. Bank Clothiers, Inc.(a)*	5,212	265,187
Kirkland's, Inc.(a)*	4,300	66,392
Lithia Motors, Inc., Class A	4,731	68,978
MarineMax, Inc.(a)*	4,100	40,426
Men's Wearhouse, Inc.(a)	11,097	300,285
Midas, Inc.(a)*	3,000	23,010
Monro Muffler, Inc.(a)	6,750	222,615
New York & Co., Inc.(a)*	11,900	83,419
Office Depot, Inc.*	60,988	282,374
OfficeMax, Inc.*	17,831	230,733
Pacific Sunwear Of California(a)*	14,775	53,338
Penske Auto Group, Inc.(a)*	20,300	406,406
PEP Boys-Manny Moe & Jack(a)	11,700	148,707
Pier 1 Imports, Inc.*	34,700	352,205
Rent-A-Center, Inc.	13,202	460,882
Rue21, Inc.(a)*	4,880	140,544
Sally Beauty Holdings, Inc.(a)*	31,000	434,310
Select Comfort Corp.(a)*	11,269	135,904
Shoe Carnival, Inc.*	2,240	62,832
Sonic Automotive, Inc., Class A(a)	8,327	116,661
Sport Chalet, Inc.(a)*	800	1,600
Stage Stores, Inc.	8,600	165,292
Stein Mart, Inc.	11,157	112,797
Systemax, Inc.(a)*	7,400	100,048
Talbots, Inc.*	10,590	63,964
Tandy Leather Factory, Inc.	2,200	11,044
The Buckle, Inc.	9,375	378,750
The Cato Corp., Class A(a)	7,100	173,950
The Finish Line, Class A	10,482	208,068
Tractor Supply Co.	349	20,891
Trans World Entertainment*	5,400	9,072
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	6,477	311,738
Vitamin Shoppe, Inc.(a)*	5,219	176,559
West Marine, Inc.(a)*	4,005	41,772
Wet Seal, Inc.(a)*	20,875	89,345

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Zale Corp.(a)*	7,200	$28,728
Zumiez, Inc.(a)*	6,000	158,580
		9,979,309
Textiles, Apparel & Luxury Goods — 1.7%
American Apparel, Inc.(a)*	9,500	9,156
Carter's, Inc.*	14,200	406,546
Cherokee, Inc.(a)	1,700	29,342
Columbia Sportswear Co.	8,700	516,954
CROCS, Inc.*	19,200	342,528
Culp, Inc.(a)*	2,400	22,272
Delta Apparel, Inc.(a)*	1,100	15,719
Frederick's of Hollywood Group, Inc.*	1,100	825
G-III Apparel Group Ltd.(a)*	3,500	131,530
Heelys, Inc.(a)*	2,200	5,060
Iconix Brand Group, Inc.(a)*	15,081	323,940
K-Swiss, Inc., Class A(a)*	5,700	64,239
Kenneth Cole Productions, Inc., Class A*	2,300	29,831
LaCrosse Footwear, Inc.(a)	582	10,668
Lakeland Industries, Inc.*	440	3,925
Liz Claiborne, Inc.(a)*	1,899	10,236
Maidenform Brands, Inc.*	5,100	145,707
Movado Group, Inc.*	4,000	58,720
Oxford Industries, Inc.(a)	4,374	149,547
Perry Ellis International, Inc.*	3,000	82,560
Quiksilver, Inc.(a)*	32,625	144,203
R.G. Barry Corp.(a)	1,900	24,871
Rocky Brands, Inc.*	1,000	15,280
Skechers U.S.A., Inc., Class A*	6,800	139,672
Steven Madden Ltd.*	7,350	344,935
Tandy Brands Accessories, Inc.*	1,300	3,718
The Jones Group, Inc.	18,800	258,500
The Timberland Co., Class A*	10,360	427,764
True Religion Apparel, Inc.(a)*	5,400	126,738
Under Armour, Inc., Class A*	1,196	81,388
Unifi, Inc.*	4,533	77,061
Volcom, Inc.(a)	4,900	90,797
Wolverine World Wide, Inc.	11,000	410,080
		4,504,312
Thrifts & Mortgage Finance — 1.9%
Abington Bancorp, Inc.(a)	5,000	61,150
Anchor Bancorp Wisconsin, Inc.(a)*	4,900	4,851
Astoria Financial Corp.	20,600	296,022
Atlantic Coast Financial Corp.(a)*	488	4,856
Bank Mutual Corp.(a)	8,663	36,644
BankAtlantic Bancorp, Inc., Class A(a)*	7,704	7,088
BankFinancial Corp.(a)	4,900	45,031
Beneficial Mutual Bancorp, Inc.*	16,344	140,885
Berkshire Hills Bancorp, Inc.(a)	2,400	50,040
BofI Holding, Inc.(a)*	1,700	26,384
Brookline Bancorp, Inc.	19,118	201,313
Capitol Federal Financial, Inc.	18,516	208,675
CFS Bancorp, Inc.(a)	1,800	10,116
Charter Financial Corp.(a)	2,028	22,409
Citizens Community Bancorp, Inc.*	400	1,996
Citizens First Bancorp, Inc.*	1,800	49
Citizens South Banking Corp.	1,260	5,607
Clifton Savings Bancorp, Inc.	3,000	35,610
Dime Community Bancshares	10,050	148,338
Doral Financial Corp.*	6,300	6,930
ESSA Bancorp, Inc.(a)	1,900	25,080
Federal Agricultural Mortgage Corp., Class C(a)	1,400	26,754
First Defiance Financial Corp.*	1,000	14,250
First Federal Bancshares of Arkansas, Inc.(a)*	500	1,400
First Federal of Northern Michigan Bancorp, Inc.*	300	1,077
First Financial Holdings, Inc.(a)	2,800	31,668
First Financial Northwest, Inc.(a)*	2,239	12,762
First Pactrust Bancorp, Inc.	200	3,182
First Place Financial Corp.(a)*	2,900	6,612
Flagstar Bancorp, Inc.(a)*	888	1,332
Flushing Financial Corp.	6,740	100,426
Fox Chase Bancorp, Inc.(a)	3,230	44,962
HF Financial Corp.	110	1,228
Home Federal Bancorp, Inc.(a)	4,062	47,850
HopFed Bancorp, Inc.(a)	407	3,744
Kaiser Federal Financial Group, Inc.	2,068	25,436
Kearny Financial Corp.(a)	17,221	172,727
Legacy Bancorp, Inc.	2,500	31,950
Meridian Interstate Bancorp, Inc.*	3,210	45,100
MGIC Investment Corp.*	44,075	391,827
New England Bancshares, Inc.(a)	1,000	9,690
New Hampshire Thrift Bancshares, Inc.(a)	200	2,642
NewAlliance Bancshares, Inc.(a)	33,500	497,140
Northeast Community Bancorp, Inc.	2,200	13,156
Northwest Bancshares, Inc.	27,000	338,580
OceanFirst Financial Corp.	3,447	48,086
Ocwen Financial Corp.(a)*	21,391	235,729
Oritani Financial Corp.	11,552	146,479
Provident Financial Holdings, Inc.	1,000	8,290
Provident Financial Services, Inc.(a)	14,515	214,822
Provident New York Bancorp(a)	10,000	103,200
Pulaski Financial Corp.(a)	2,040	15,300
Radian Group, Inc.(a)	27,036	184,115
Rainier Pacific Financial Group, Inc.*	700	8
Riverview Bancorp, Inc.*	2,760	8,446
Rockville Financial, Inc.(a)	7,084	73,886
Roma Financial Corp.	4,854	53,734
Rome Bancorp, Inc.(a)	1,200	13,560
SI Financial Group, Inc.(a)	2,065	20,485
Territorial Bancorp, Inc.	2,302	45,856
The PMI Group, Inc.*	34,705	93,703
TierOne Corp.*	3,600	14
Timberland Bancorp, Inc.*	2,600	14,586
Tree.com, Inc.*	900	5,310
Trustco Bank Corp.	17,234	102,198
United Financial Bancorp, Inc.	3,955	65,297
United Western Bancorp, Inc.*	1,600	51
ViewPoint Financial Group(a)	8,008	104,104
Washington Federal, Inc.	13,924	241,442
Waterstone Financial, Inc.*	6,900	21,183
Westfield Financial, Inc.(a)	5,000	45,300
		5,029,753
Tobacco — 0.3%
Alliance One International, Inc.(a)*	20,000	80,400
Star Scientific, Inc.(a)*	38,750	175,925
Universal Corp.(a)	5,600	243,824
Vector Group Ltd.(a)	16,707	288,864
		789,013
Trading Companies & Distributors — 1.4%
Aceto Corp.(a)	7,018	55,933
Aircastle Ltd.(a)	15,000	181,050
Applied Industrial Technologies, Inc.	8,925	296,845
Beacon Roofing Supply, Inc.*	10,600	216,982
BlueLinx Holdings, Inc.(a)*	8,300	30,710
CAI International, Inc.*	3,585	92,708
DXP Enterprises, Inc.*	2,600	60,008

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Empire Resources, Inc.	2,300	$11,040
GATX Corp.(a)	10,233	395,608
H&E Equipment Services, Inc.*	8,700	169,737
Houston Wire & Cable Co.	5,746	84,007
Interline Brands, Inc.*	6,600	134,640
Kaman Corp., Class A	5,300	186,560
KSW, Inc.	1,050	3,791
Lawson Products, Inc.(a)	1,575	36,288
RSC Holdings, Inc.*	16,569	238,262
Rush Enterprises, Inc., Class A*	6,000	118,800
TAL International Group, Inc.	7,400	268,398
Textainer Group Holdings Ltd.(a)	10,100	375,316
Titan Machinery, Inc.*	3,536	89,284
United Rentals, Inc.(a)*	11,200	372,736
Watsco, Inc.	5,300	369,463
Willis Lease Finance Corp.(a)*	900	11,376
		3,799,542
Water Utilities — 0.2%
American States Water Co.	3,550	127,303
Artesian Resources Corp., Class A(a)	1,300	25,337
Cadiz, Inc.(a)*	2,500	30,475
California Water Service Group(a)	4,300	159,831
Connecticut Water Service, Inc.(a)	1,900	50,065
Consolidated Water Co., Ltd.(a)	1,755	19,130
Middlesex Water Co.(a)	2,337	42,510
SJW Corp.(a)	4,400	101,860
York Water Co.(a)	1,271	22,128
		578,639
Wireless Telecommunication Services — 0.2%
FiberTower Corp.*	7,691	15,459
Leap Wireless International, Inc.(a)*	17,252	267,233
NTELOS Holdings Corp.	8,971	165,156
Shenandoah Telecommunications Co.(a)	4,460	80,548
USA Mobility, Inc.	4,000	57,960
		586,356
TOTAL COMMON STOCKS
(Identified Cost $238,420,196)		271,278,432

RIGHTS & WARRANTS — 0.0%
Biotechnology — 0.0%
Celgene Corp., expires 12/31/2030*	4,900	12,250
Commercial Banks — 0.0%
Central Pacific Financial Corp.*	354	5,001
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	—
U.S. Concrete, Inc., expires 8/31/17*	335	—
		—
Hotels, Restaurants & Leisure — 0.0%
Krispy Kreme Doughnuts, Inc., expires 3/2/2012*	130	22
Oil, Gas & Consumable Fuels — 0.0%
HKN, Inc., expires 11/4/07*	1,795	1,687
Pharmaceuticals — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 12/31/10(b)*	13,728	—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $111,631)		18,961

BONDS AND NOTES — 0.0%
Capital Markets — 0.0%
GAMCO Investors, Inc.	$30	20
TOTAL BONDS AND NOTES
(Identified Cost $30)		20

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	678,012	678,012
		678,013
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $678,013)		678,013

COLLATERAL FOR SECURITIES ON LOAN — 32.9%
Short-Term — 32.9%
State Street Navigator Securities
Lending Prime Portfolio	89,375,165	89,375,165
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $89,375,166)		89,375,165

Total Investments — 133.0%
(Identified Cost $328,585,035)#		361,350,591
Liabilities, Less Cash and Other Assets — (33.0%)		(89,643,872)

Net Assets — 100.0%		$271,706,719
____________________

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of March 31, 2011, the market value of the securities on loan was $ 87,565,572.
(b)	Bankrupt security/delisted.
#	At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $329,163,969. Net unrealized appreciation aggregated $32,765,556 of which $78,106,132 related to appreciated investment securities and $45,340,576 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

March 31, 2011
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	21.2%
Industrials	18.1%
Consumer Discretionary	15.1%
Financials	13.9%
Health Care	12.2%
Energy	6.4%
Materials	5.4%
Consumer Staples	4.0%
Utilities	2.5%
Telecommunication Services	1.0%
Short-Term	0.2%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Australia — 5.3%
Alumina Ltd.	159,732	$406,438
Amcor Ltd.	192,720	1,407,340
Asciano Group	411,050	739,795
Australia & New Zealand Banking Group Ltd.	21,790	536,641
Bank of Queensland Ltd.	69,320	711,275
Bendigo and Adelaide Bank Ltd.	76,895	757,981
BlueScope Steel Ltd.	316,392	646,338
Boral Ltd.(a)	149,553	773,451
Caltex Australia Ltd.	54,126	873,369
Crown Ltd.	80,586	679,336
CSR Ltd.(a)	75,779	257,093
Downer EDI Ltd.(a)	14,976	58,709
Fairfax Media Ltd.(a)	358,477	478,320
Goodman Fielder Ltd.	254,361	323,611
Harvey Norman Holdings Ltd.(a)	35,795	111,074
Incitec Pivot Ltd.	240,274	1,076,123
Insurance Australia Group Ltd.	95,401	354,254
Lend Lease Corp. Ltd.	35,726	335,165
Macquarie Group Ltd.	32,171	1,217,904
OneSteel Ltd.	182,928	461,676
Origin Energy Ltd.	167,408	2,808,630
OZ Minerals Ltd.	141,101	232,787
Primary Health Care Ltd.(a)	48,970	167,152
Qantas Airways Ltd.*	197,873	446,180
Santos Ltd.	95,537	1,536,630
Sims Metal Management Ltd.	38,456	696,494
Sonic Healthcare Ltd.	9,396	116,431
Suncorp Group Ltd.	216,476	1,898,773
TABCORP Holdings Ltd.	116,617	903,465
Tatts Group Ltd.	116,552	282,100
Toll Holdings Ltd.(a)	33,316	204,350
Washington H Soul Pattinson & Co., Ltd.	11,161	146,036
Wesfarmers Ltd.	201,167	6,612,688
		28,257,609
Austria — 0.2%
Erste Group Bank AG	20,746	1,046,830
OMV AG	704	31,817
		1,078,647
Belgium — 1.0%
Delhaize Group	13,262	1,079,767
Dexia SA*	7,917	30,833
Fortis	349,625	993,454
KBC Groep NV*	12,340	464,050
Solvay SA	13,524	1,602,103
UCB SA(a)	31,369	1,191,202
		5,361,409
Canada — 11.4%
Astral Media, Inc.	10,600	422,907
BCE, Inc.(a)	61,530	2,235,262
Canadian Pacific Railway Ltd.	17,375	1,116,875
Canadian Tire Corp., Ltd.	18,300	1,214,652
Canadian Utilities Ltd., Class A	9,200	502,465
CGI Group, Inc.*	7,300	153,078
Empire Co., Ltd., Class A	7,800	430,267
EnCana Corp.(a)	129,651	4,483,959
Ensign Energy Services, Inc.	16,271	306,455
Fairfax Financial Holdings Ltd.	2,700	1,020,681
George Weston Ltd.	7,700	524,664
Goldcorp, Inc.	31,900	1,590,558
Groupe Aeroplan, Inc.(a)	22,400	303,365
Husky Energy, Inc.(a)	34,750	1,055,941
Industrial Alliance Insurance & Financial
Services, Inc.	20,285	874,169
Inmet Mining Corp.	6,544	460,004
Kinross Gold Corp.(a)	29,851	470,473
Loblaw Companies Ltd.(a)	14,200	569,025
Lundin Mining Corp.*	8,189	67,995
Magna International, Inc., Class A(a)	50,224	2,407,851
Manitoba Telecom Services, Inc.(a)	2,300	71,289
Manulife Financial Corp.(a)	200,314	3,549,659
New Gold, Inc.*	21,843	257,069
Nexen, Inc.	66,460	1,656,873
PetroBakken Energy Ltd.(a)	7,000	132,563
Quadra FNX Mining Ltd.*	1,000	13,935
Sears Canada, Inc.	6,657	137,534
Sino-Forest Corp.*	22,843	596,109
Sun Life Financial, Inc.(a)	137,937	4,335,163
Suncor Energy, Inc.	243,764	10,932,294
Teck Resources Ltd.	90,020	4,771,664
TELUS Corp.	3,000	153,388
TELUS Corp.(a)	17,542	852,221
Thomson Reuters Corp.(a)	106,534	4,181,144
TransAlta Corp.(a)	32,569	686,653
TransCanada Corp.(a)	116,052	4,705,523
Valeant Pharmaceuticals International, Inc.	15,800	788,778
Viterra, Inc.	48,000	582,238
Yamana Gold, Inc.	166,200	2,053,714
		60,668,457
Denmark — 1.6%
A P Moller - Maersk A/S(a)	273	2,568,002
Carlsberg A/S(a)	20,734	2,232,534
Danisco A/S	3,805	480,217
Danske Bank A/S*	117,152	2,599,691
Jyske Bank A/S*	9,528	424,316
Rockwool International A/S	552	68,040
		8,372,800
Finland — 1.2%
Kesko Oyj*	12,415	580,620
Neste Oil Oyj(a)	18,872	389,145
Outokumpu Oyj(a)	1,652	28,610
Stora Enso Oyj, R Shares	166,360	1,981,607
UPM-Kymmene Oyj*	153,593	3,247,665
		6,227,647
France — 10.1%
Air France-KLM*	47,558	791,940
AXA SA	290,202	6,064,237
BNP Paribas SA	19,017	1,390,935
Cap Gemini SA	11,658	677,142
Casino Guichard Perrachon SA	9,335	883,602
Cie de Saint-Gobain	66,836	4,092,375
Cie Generale de Geophysique-Veritas,
ADR(a)*	9,901	358,317
Ciments Francais SA	2,122	214,300
CNP Assurances	21,364	453,550
Compagnie Generele des Etablissements
Michelin, Class B, ADR	15,712	1,327,115
Credit Agricole SA	270,578	4,440,501
Credit Industriel et Commercial(a)	518	108,208
GDF Suez	190,440	7,759,379
Groupe Eurotunnel SA	10,320	109,794
Lafarge SA	38,431	2,397,250
Lagardere SCA	41,545	1,773,686
Natixis*	157,966	893,463
Peugeot SA*	34,676	1,370,102
PPR	13,872	2,126,163

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Renault SA*	35,128	$1,942,050
Rexel SA*	13,431	339,098
Sanofi-Aventis SA, ADR*	43,199	1,521,469
SCOR	14,662	399,268
Societe Generale	65,795	4,275,267
Vivendi	288,783	8,246,651
		53,955,862
Germany — 9.3%
Allianz SE	58,451	8,203,321
Bayerische Motoren Werke AG	75,553	6,290,578
Celesio AG	6,399	157,160
Commerzbank AG(a)*	90,970	708,946
Daimler AG*	104,415	7,376,647
Deutsche Bank AG	329	19,343
Deutsche Bank AG(a)	41,677	2,461,860
Deutsche Lufthansa AG*	50,963	1,080,121
Deutsche Post AG	9,793	176,536
Deutsche Telekom AG	475,474	7,324,657
E.On AG	130,009	3,970,559
Fraport AG Frankfurt Airport Services
Worldwide	1,219	89,332
Hannover Rueckversicherung AG	4,864	265,563
HeidelbergCement AG	12,297	858,905
Merck KGaA	8,461	763,582
Muenchener Rueckversicherungs AG(a)	48,420	7,616,908
Salzgitter AG	3,794	299,491
Suedzucker AG	6,635	185,053
ThyssenKrupp AG	33,370	1,363,427
Volkswagen AG	4,022	617,307
		49,829,296
Greece — 0.1%
Alpha Bank AE*	47,207	304,403
Hellenic Petroleum SA	26,868	280,630
Marfin Investment Group SA*	37,198	41,119
		626,152
Hong Kong — 1.7%
Great Eagle Holdings Ltd.	42,552	142,505
Henderson Land Development Co., Ltd.(a)	177,777	1,231,872
Hopewell Holdings Ltd.	77,000	229,657
Hutchison Whampoa Ltd.(a)	454,000	5,375,475
Mongolia Energy Corp. Ltd.*	34,000	6,819
New World Development Co., Ltd.	535,884	947,961
Orient Overseas International Ltd.	13,500	141,620
The Hongkong & Shanghai Hotels Ltd.	68,495	125,744
Tsim Sha Tsui Properties	58,492	174,456
Wheelock & Co., Ltd.	233,000	874,662
		9,250,771
Ireland — 0.3%
CRH PLC, ADR(a)	59,896	1,390,785
Israel — 0.2%
Bank Hapoalim B.M.*	92,854	482,913
Bank Leumi Le-Israel	18,140	92,883
Elbit Systems Ltd.	3,950	219,958
Israel Discount Bank Ltd., Series A*	97,350	205,286
NICE Systems Ltd.*	5,910	218,316
Partner Communications Co. Ltd.	6,949	132,101
		1,351,457
Italy — 1.8%
Banca Monte dei Paschi di Siena SpA(a)*	351,512	438,632
Banco Popolare Scarl	18,470	55,073
Finmeccanica SpA	42,973	540,804
Intesa Sanpaolo SpA	208,887	618,120
Telecom Italia SpA	1,569,188	2,412,880
UniCredit SpA	1,868,199	4,617,433
Unione di Banche Italiane SCPA(a)	97,307	831,558
		9,514,500
Japan — 20.6%
Aeon Co., Ltd.(a)	112,000	1,298,004
Aisin Seiki Co., Ltd.	8,300	288,175
Ajinomoto Co., Inc.(a)	107,000	1,115,280
Alfresa Holdings Corp.(a)	3,400	130,596
Amada Co., Ltd.	51,000	425,511
Aoyama Trading Co., Ltd.	7,800	124,811
Aozora Bank Ltd.(a)	147,000	332,243
Asahi Kasei Corp.(a)	81,000	546,297
Asatsu-DK, Inc.(a)	1,100	29,464
Bank of Kyoto Ltd.(a)	45,000	398,173
Bank of Yokohama Ltd.(a)	45,000	213,693
Canon Marketing Japan, Inc.	8,000	99,351
Chiba Bank Ltd.	49,000	274,513
Chugoku Bank Ltd.(a)	24,000	272,373
Chuo Mitsui Trust Holdings, Inc.	59,000	209,245
Citizen Holdings Co., Ltd.	68,900	396,767
Coca-Cola West Co., Ltd.	7,200	137,196
COMSYS Holdings Corp.(a)	9,000	90,995
Cosmo Oil Co., Ltd.(a)	111,000	345,624
Credit Saison Co., Ltd.	18,900	304,018
Dai Nippon Printing Co., Ltd.(a)	119,000	1,449,231
Daicel Chemical Industries Ltd.	45,000	277,531
Dainippon Sumitomo Pharma Co., Ltd.(a)	28,000	260,880
Daishi Bank Ltd.	40,000	132,243
Daiwa House Industry Co., Ltd.(a)	21,000	258,019
Daiwa Securities Group, Inc.(a)	131,000	601,611
Elpida Memory, Inc.(a)*	26,600	342,493
Fuji Electric Holdings Co., Ltd.(a)	26,000	82,207
Fuji Heavy Industries Ltd.	79,000	509,065
Fuji Media Holdings, Inc.	84	117,547
FUJIFILM Holdings Corp.(a)	113,700	3,521,173
Fujikura Ltd.	65,000	315,701
Fukuoka Financial Group, Inc.(a)	153,000	636,427
Glory Ltd.	7,800	171,698
Gunma Bank Ltd.	55,000	291,597
H2O Retailing Corp.(a)	18,000	121,832
Hachijuni Bank Ltd.(a)	68,000	391,585
Hakuhodo DY Holdings, Inc.	2,090	110,304
Higo Bank Ltd.	29,000	161,770
Hiroshima Bank Ltd.(a)	27,000	117,180
Hitachi Capital Corp.(a)	4,800	62,842
Hitachi High-Technologies Corp.	9,800	195,458
Hitachi Transport System Ltd.(a)	1,800	25,232
Hokkoku Bank Ltd.	38,000	128,372
Hokuhoku Financial Group, Inc.(a)	172,000	334,984
House Foods Corp.	8,700	142,246
Hyakugo Bank Ltd.	31,000	139,384
Hyakujushi Bank Ltd.	35,000	131,702
Idemitsu Kosan Co., Ltd.(a)	7,700	901,635
Inpex Corp.	202	1,532,364
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	515,962
Iyo Bank Ltd.(a)	30,000	249,940
J Front Retailing Co., Ltd.	112,000	465,881
Joyo Bank Ltd.	91,000	357,742
JS Group Corp.(a)	70,700	1,835,922
JTEKT Corp.(a)	30,400	395,441
Juroku Bank Ltd.	33,000	108,307
JX Holdings, Inc.	446,500	3,006,011
Kagoshima Bank Ltd.	22,000	148,906

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kajima Corp.(a)	106,000	$296,922
Kamigumi Co., Ltd.	32,000	273,527
Kandenko Co., Ltd.	9,000	50,854
Kaneka Corp.(a)	55,000	382,844
Kawasaki Kisen Kaisha Ltd.(a)	104,000	383,842
Keiyo Bank	24,000	120,029
Kewpie Corp.(a)	7,900	95,355
Kinden Corp.	34,000	309,425
Konica Minolta Holdings, Inc.	7,500	62,846
Kyocera Corp.	9,000	912,118
Kyowa Hakko Kirin Co., Ltd.	40,000	375,090
Mabuchi Motor Co., Ltd.(a)	1,500	71,411
Marui Group Co., Ltd.(a)	55,700	359,592
Maruichi Steel Tube Ltd.(a)	2,500	61,764
Mazda Motor Corp.	226,000	497,211
Mediceo Paltac Holdings Co., Ltd.	19,700	174,311
MEIJI Holdings Co., Ltd.(a)	9,100	365,947
Mitsubishi Chemical Holdings Corp.(a)	109,500	688,489
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	444,987
Mitsubishi Heavy Industries Ltd.(a)	482,000	2,213,561
Mitsubishi Logistics Corp.(a)	10,000	111,806
Mitsubishi Materials Corp.(a)	181,000	613,633
Mitsubishi Tanabe Pharma Corp.(a)	15,000	243,448
Mitsubishi UFJ Financial Group, Inc.(a)	902,700	4,167,309
Mitsubishi UFJ Financial Group, Inc.	1,031,340	4,744,164
Mitsui & Co. Ltd., ADR(a)	2,885	1,037,158
Mitsui & Co., Ltd.(a)	27,900	500,107
Mitsui Chemicals, Inc.(a)	200,000	706,901
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	105,266
Mitsui OSK Lines Ltd.(a)	172,000	990,478
Mitsui Sumitomo Insurance Group Holdings, Inc.(a)	61,700	1,404,903
Mitsumi Electric Co., Ltd.(a)	7,700	102,475
Nagase & Co., Ltd.	24,000	285,646
Namco Bandai Holdings, Inc.(a)	23,800	259,517
Nanto Bank Ltd.	1,000	4,869
NEC Corp.*	414,000	900,866
Nippon Express Co., Ltd.(a)	132,000	506,227
Nippon Meat Packers, Inc.(a)	27,067	341,347
Nippon Paper Group, Inc.(a)	14,200	302,505
Nippon Sheet Glass Co., Ltd.(a)	210,000	605,915
Nippon Shokubai Co., Ltd.	25,000	313,176
Nippon Steel Corp.(a)	488,000	1,560,567
Nippon Television Network Corp.	1,030	146,488
Nippon Yusen(a)	228,000	890,839
Nisshin Seifun Group, Inc.(a)	7,000	80,705
Nisshin Steel Co., Ltd.	175,000	376,593
Nisshinbo Holdings, Inc.(a)	23,000	223,143
NOK Corp.(a)	16,200	287,074
NTN Corp.(a)	66,000	316,591
Obayashi Corp.(a)	99,000	440,370
OJI Paper Co., Ltd.(a)	134,000	636,331
Onward Holdings Co., Ltd.(a)	28,000	208,031
Panasonic Corp.(a)	98,061	1,234,588
Panasonic Corp.(a)	83,600	1,063,342
Rengo Co., Ltd.	18,000	117,504
Ricoh Co., Ltd.(a)	127,000	1,490,166
Rohm Co., Ltd.	14,400	901,948
San-In Godo Bank Ltd.	22,000	163,982
Sapporo Hokuyo Holdings, Inc.	32,000	153,883
SBI Holdings, Inc.(a)	2,291	288,372
Seiko Epson Corp.(a)	28,000	448,377
Seino Holdings Corp.	23,000	173,648
Sekisui Chemical Co., Ltd.(a)	58,000	453,931
Sekisui House Ltd.	158,000	1,481,606
Seven & I Holdings Co., Ltd.	125,500	3,201,623
Sharp Corp.(a)	182,000	1,805,121
Shiga Bank Ltd.(a)	30,000	157,610
Shimizu Corp.(a)	90,000	400,337
Shinko Electric Industries Co. Ltd.(a)	8,600	88,088
Shinko Securities Co., Ltd.(a)*	89,000	236,463
Shinsei Bank Ltd.(a)	193,000	227,386
Shizuoka Bank Ltd.(a)	53,000	438,375
Showa Denko KK(a)	214,000	429,647
Showa Shell Sekiyu KK(a)	25,000	260,880
SKY Perfect JSAT Holdings, Inc.(a)	167	59,026
Sohgo Security Services Co., Ltd.	7,900	85,952
Sojitz Corp.(a)	149,700	298,752
Sony Corp., ADR(a)	212,565	6,765,944
Sumitomo Bakelite Co., Ltd.(a)	55,000	337,882
Sumitomo Chemical Co., Ltd.(a)	189,000	942,955
Sumitomo Corp.(a)	207,400	2,964,638
Sumitomo Electric Industries Ltd.	144,800	2,003,664
Sumitomo Forestry Co., Ltd.(a)	28,200	256,302
Sumitomo Mitsui Financial Group, Inc.(a)	156,700	4,871,678
Suzuken Co., Ltd.(a)	11,400	300,692
Taiheiyo Cement Corp.(a)	117,000	196,922
Taisei Corp.(a)	181,000	446,081
Taisho Pharmaceutical Co., Ltd.(a)	19,000	411,157
Takashimaya Co., Ltd.(a)	45,000	287,269
Teijin Ltd.(a)	66,000	295,167
The 77 Bank Ltd.	60,000	301,515
The Bank of Iwate Ltd.	2,000	79,346
The Nishi-Nippon City Bank Ltd.	89,000	255,723
The Yokohama Rubber Co., Ltd.(a)	28,000	135,658
Toda Corp.(a)	30,000	118,658
TOKAI RIKA Co., Ltd.(a)	5,900	100,579
Tokuyama Corp.(a)	46,000	245,540
Tokyo Broadcasting System Holdings, Inc.	6,900	81,128
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	187,943
Tokyo Tatemono Co., Ltd.(a)	69,000	257,983
Toppan Printing Co., Ltd.(a)	175,000	1,380,139
Tosoh Corp.(a)	86,000	309,137
Toyo Seikan Kaisha Ltd.	58,000	951,094
Toyota Auto Body Co., Ltd.	7,000	117,480
Toyota Motor Corp.	87,100	3,507,875
Toyota Motor Corp., ADR	50,471	4,050,298
Toyota Tsusho Corp.	30,600	504,727
TV Asahi Corp.	47	73,399
UNY Co., Ltd.	39,000	361,962
Wacoal Holdings Corp.(a)	14,000	176,389
Yamaguchi Financial Group, Inc.	51,000	472,109
Yamaha Corp.	32,700	370,715
Yamato Holdings Co., Ltd.(a)	23,100	358,247
Yamato Kogyo Co., Ltd.(a)	2,000	66,603
Yamazaki Baking Co., Ltd.(a)	18,000	209,690
		109,550,222
Netherlands — 3.8%
Aegon NV*	301,021	2,254,190
Akzo Nobel NV	40,340	2,771,593
APERAM(a)	6,205	249,302
ArcelorMittal	124,101	4,489,232
ING Groep NV*	60,940	771,318
Koninklijke DSM NV	31,703	1,947,917
Koninklijke Philips Electronics NV*	147,916	4,728,125
STMicroelectronics NV	240,145	2,974,514
		20,186,191

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
New Zealand — 0.1%
Contact Energy Ltd.*	99,450	$441,624
Norway — 1.0%
Aker ASA, Series A	823	25,373
DnB NOR ASA	41,214	632,342
Norsk Hydro ASA	267,912	2,197,457
Orkla ASA	161,370	1,564,022
Renewable Energy Corp., ASA(a)*	103,977	364,937
Storebrand ASA*	71,400	612,618
		5,396,749
Portugal — 0.1%
Banco Comercial Portugues SA(a)	181,678	148,305
Banco Espirito Santo SA(a)	97,975	401,277
		549,582
Singapore — 1.1%
CapitaLand Ltd.	391,000	1,023,641
DBS Group Holdings Ltd.	8,275	96,110
Fraser & Neave Ltd.	143,500	684,201
Golden Agri-Resources Ltd.	1,188,000	650,313
Neptune Orient Lines Ltd.(a)*	150,749	232,014
Overseas Union Enterprise Ltd.(a)	64,000	158,413
Singapore Airlines Ltd.	165,340	1,794,408
Singapore Land Ltd.(a)	3,000	16,589
United Industrial Corp., Ltd.(a)	177,000	398,794
UOL Group Ltd.	138,000	520,032
Venture Corp., Ltd.	16,000	121,983
Wheelock Properties Singapore Ltd.(a)	69,000	103,459
		5,799,957
Spain — 3.4%
Acciona SA	8,496	923,268
Banco de Sabadell SA(a)	287,124	1,256,137
Banco Espanol de Credito SA(a)	24,978	226,163
Banco Popular Espanol SA(a)	302,060	1,775,673
Banco Santander SA	177,681	2,062,823
Criteria Caixacorp SA	223,076	1,573,445
EDP Renovaveis SA*	13,573	97,486
Gas Natural SDG SA	95,072	1,785,925
Iberdrola Renovables SA	265,706	1,146,620
International Consolidated Airlines Group SA*	171,157	623,274
Mapfre SA	18,659	70,313
Repsol YPF SA	191,709	6,568,103
		18,109,230
Sweden — 2.5%
Boliden AB	2,663	57,379
Holmen AB- B Shares(a)	18,717	647,040
Nordea Bank AB(a)	229,997	2,517,909
Skandinaviska Enskilda Banken AB, Series A(a)	230,385	2,054,956
SSAB Svenskt Stal AB, Series A(a)*	42,025	665,473
SSAB Svenskt Stal AB, Series B*	17,977	248,783
Svenska Cellulosa AB, Series B	131,362	2,114,479
Swedbank AB, Class A(a)	74,648	1,277,267
Tele2 AB, Class B	45,259	1,045,448
Telefonaktiebolaget LM Ericsson	139,856	1,803,621
TeliaSonera AB(a)	33,689	291,154
Volvo AB, Series A*	15,791	276,697
Volvo AB, Series B*	23,548	414,111
		13,414,317
Switzerland — 5.2%
Adecco SA	32,604	2,144,019
Alpiq Holding AG	126	50,757
Baloise Holding AG	14,302	1,416,965
Banque Cantonale Vaudoise	410	232,341
Givaudan SA*	1,372	1,379,469
Holcim Ltd.	68,705	5,176,250
Lonza Group AG	5,819	488,137
Novartis AG(a)	14,519	789,108
Swiss Life Holding AG*	5,342	882,869
Swiss Reinsurance	89,949	5,146,238
Valiant Holding	2,071	283,649
Zurich Financial Services AG	34,176	9,566,303
		27,556,105
United Kingdom — 17.0%
Amlin PLC	54,900	336,165
Associated British Foods PLC	99,828	1,588,628
Aviva PLC	557,939	3,873,756
Barclays PLC	414,897	1,847,310
Barclays PLC, ADR	130,213	2,362,064
Cable & Wireless Worldwide	279,430	235,113
Carnival PLC	36,295	1,437,645
Carnival PLC, ADR	24,609	967,994
easyJet PLC(a)*	57,000	311,717
International Power PLC	409,589	2,023,752
J Sainsbury PLC	374,389	2,013,793
Kazakhmys PLC	42,677	954,366
Kingfisher PLC	803,327	3,168,905
Legal & General Group PLC	105,571	195,099
Lloyds Banking Group PLC*	181,721	169,342
Mondi PLC	22,915	220,378
Old Mutual PLC	783,000	1,708,280
Pearson PLC	22,584	398,884
Pearson PLC, ADR	75,300	1,340,340
Rexam PLC	261,984	1,527,278
Royal & Sun Alliance Insurance Group PLC	52,708	111,189
Royal Bank of Scotland Group PLC, ADR(a)*	17,088	225,220
Royal Dutch Shell PLC	156,278	5,665,965
Royal Dutch Shell PLC, ADR(a)	256,493	18,785,547
Thomas Cook Group PLC(a)	170,467	466,528
Vodafone Group PLC	86,900	2,498,375
Vodafone Group PLC, ADR	7,123,372	20,169,197
WM Morrison Supermarkets PLC	611,503	2,707,484
Wolseley PLC*	49,550	1,668,454
WPP PLC	201,712	2,486,760
Xstrata PLC	388,338	9,076,695
		90,542,223
TOTAL COMMON STOCKS (Identified Cost $436,541,225)		527,431,592

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE(a)	1,562	102,294
TOTAL PREFERRED STOCKS (Identified Cost $90,404)		102,294

RIGHTS & WARRANTS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE(a)*	1,562	13,541
TOTAL RIGHTS & WARRANTS (Identified Cost $14,713)		13,541

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Money Market Fund	3,142,006	3,142,006

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Other (Continued)
SSgA Government Money Market Fund	$1	$1
		3,142,007
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,142,007)		3,142,007

COLLATERAL FOR SECURITIES ON LOAN — 23.1%
Short-Term — 23.1%
State Street Navigator Securities Lending
Prime Portfolio	122,904,834	122,904,834
		122,904,834
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $122,904,834)		122,904,834

Total Investments — 122.7%
(Identified Cost $562,693,183)#		653,594,268
Liabilities, Less Cash and Other Assets — (22.7%)		(120,705,533)

Net Assets — 100.0%		$532,888,735
____________________

†	See note 1.
*	Non-income producing security
(a)	A portion or all of the security was held on loan. As of March 31, 2011, the market value of the securities on loan was $119,062,090.
#	At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $562,693,183. Net unrealized appreciation aggregated $90,901,114 of which $113,141,831 related to appreciated investment securities and $22,240,717 related to depreciated investment securities.

Key to abbreviations:
ADR– American Depository Receipt
See notes to schedule of investments.

SA International Value Fund

Ten Largest Industry Holdings March 31, 2011
(As a percentage of net assets):

Industry	Percentage
Oil, Gas & Consumable Fuels	12.4%
Commercial Banks	12.2%
Insurance	11.9%
Metals & Mining	6.5%
Automobiles	4.9%
Wireless Telecommunication Services	4.3%
Food & Staples Retailing	3.8%
Media	3.8%
Chemicals	2.8%
Diversified Telecommunication Services	2.7%

SA International Value Fund

March 31, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
Japan	20.6%
United Kingdom	17.0%
Canada	11.4%
France	10.1%
Germany	9.3%
Australia	5.3%
Switzerland	5.2%
Netherlands	3.8%
Spain	3.4%
Other	13.9%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	12,895,670	$230,574,571
TOTAL MUTUAL FUNDS
(Identified Cost $132,549,745)		230,574,571

Total Investments — 100.0%
(Identified Cost $132,549,745)#		230,574,571
Liabilities, Less Cash and Other Assets — 0.0%		(66,222)

Net Assets — 100.0%		$230,508,349
____________________

†	See Note 1.
#	At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $132,549,745. Net unrealized appreciation aggregated $98,024,826, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Brazil — 9.0%
Banco Santander Brasil SA	6,200	$75,191
Banco Santander Brasil SA, ADR	76,027	932,091
BM&FBOVESPA SA	136,300	989,284
BR Malls Participacoes SA	34,200	356,108
BRF - Brasil Foods SA	14,600	275,698
BRF - Brasil Foods SA, ADR	28,800	549,792
Brookfield Incorporacoes SA	18,200	94,531
Cosan SA Industria e Comercio	15,500	241,142
Embraer SA, ADR	10,900	367,330
Fibria Celulose SA, ADR*	19,699	323,458
Gafisa SA	11,694	150,151
Gerdau SA	6,900	66,775
Gerdau SA, ADR	69,780	872,250
JBS SA	31,900	114,497
Magnesita Refratarios SA*	7,500	39,506
Marfrig Alimentos SA	11,316	101,124
MPX Energia SA*	4,200	102,772
Multiplan Empreendimentos Imobiliarios SA	2,300	47,545
Petroleo Brasileiro SA, ADR	19,455	786,566
Rossi Residencial SA	10,500	87,529
Sul America SA	7,800	97,461
Usinas Siderurgicas de Minas Gerais SA	25,400	435,611
		7,106,412
Chile — 2.8%
Cencosud SA	45,361	326,117
Cia General de Electricidad	18,040	101,974
Empresas CMPC SA	13,302	651,580
Empresas COPEC SA	28,567	502,376
Enersis SA, ADR	29,100	605,862
		2,187,909
China — 13.0%
Agile Property Holdings Ltd.	73,859	116,411
Angang Steel Co., Ltd., H Shares	78,000	106,493
Bank of China Ltd., H Shares	4,102,506	2,283,697
Bank of Communications Co., Ltd., H Shares	328,000	360,952
Beijing Capital International Airport Co., Ltd., H Shares	78,000	40,812
Beijing Enterprises Holdings Ltd.	36,500	208,811
Chaoda Modern Agriculture Holdings Ltd.	170,354	105,998
China Agri-Industries Holdings Ltd.	9,000	10,112
China BlueChemical Ltd.	56,000	45,787
China Citic Bank	371,000	269,955
China Coal Energy Co.	163,000	222,124
China Communication Services Corp., Ltd., H Shares	86,000	52,516
China Communications Construction Co., Ltd.	247,000	235,615
China Construction Bank Corp., H Shares	302,810	283,791
China Everbright Ltd.	54,000	121,071
China Merchants Holdings International Co., Ltd.	70,756	299,268
China Minsheng Banking Corp. Ltd., H Shares	64,000	58,993
China Petroleum & Chemical Corp.	10,671	1,073,289
China Railway Construction Corp., Ltd.	99,500	103,868
China Resources Land Ltd.	98,000	183,438
China Shipping Container Lines Co., Ltd., H Shares*	130,200	51,889
China Shipping Development Co. Ltd., H Shares	19,543	22,009
China Travel International Inv HK*	238,000	49,873
China Unicom Hong Kong Ltd.	42,000	69,869
China Unicom Hong Kong Ltd., ADR	34,880	579,008
China Zhongwang Holdings Ltd.	66,400	31,584
Citic Pacific Ltd.	132,000	366,546
Citic Resources Holdings Ltd.*	228,000	49,536
COSCO Pacific Ltd.	76,000	143,430
Country Garden Holdings Co.	226,000	99,075
Dalian Port PDA Co., Ltd., H Shares	128,000	51,177
Fosun International	163,500	125,275
Franshion Properties China Ltd.	168,000	48,163
Fushan International Energy Group Ltd.	60,000	43,119
Greentown China Holdings Ltd.	34,500	36,369
Guangshen Railway Co., Ltd., ADR	3,500	65,800
Guangzhou Automobile Group Co., Ltd., H Shares	140,870	171,683
Guangzhou R&F Properties Co., Ltd.	31,200	46,608
Harbin Power Equipment Co., Ltd.	34,000	35,187
Hidili Industry International Development Ltd.	30,000	26,612
Hong Kong Energy Holdings Ltd.*	3,434	340
Hopson Development Holdings Ltd.*	36,000	40,820
Hunan Non-Ferrous Metal Corp., Ltd., H Shares*	96,000	36,408
Industrial & Commercial Bank of China	157,795	131,047
Kingboard Chemical Holdings Ltd.	30,500	160,567
KWG Property Holding Ltd.	72,000	58,314
Maanshan Iron & Steel, H Shares	128,000	69,278
Minmetals Resources Ltd.*	60,000	48,672
Neo-China Land Group Holdings Ltd.*	42,500	14,861
New World China Land Ltd.	99,200	37,494
Poly Hong Kong Investments Ltd.	74,000	69,447
Semiconductor Manufacturing International Corp.*	994,000	75,395
Semiconductor Manufacturing International Corp., ADR*	7,700	29,260
Shanghai Industrial Holdings Ltd.	55,000	210,708
Shenzhen International Holdings	297,500	25,625
Shenzhen Investment Ltd.	194,000	64,596
Shimao Property Holdings Ltd.	113,500	160,214
Shougang Concord International Enterprises Co., Ltd.*	264,000	35,976
Shui On Land Ltd.	148,281	68,436
Sino-Ocean Land Holdings Ltd.	228,434	142,137
Sinofert Holdings Ltd.*	56,000	24,190
Sinotrans Ltd., H Shares	106,000	25,755
Sinotrans Shipping Ltd.	74,573	24,159
Sinotruk Hong Kong Ltd.	60,000	51,295
Skyworth Digital Holdings Ltd.	92,000	52,159
Soho China Ltd.	103,500	89,016
Tian An China Investment	10,000	6,235
Travelsky Technology Ltd., H Shares	42,000	40,982
Weiqiao Textile Co., H Shares	60,000	59,626
Xinjiang Xinxin Mining Industry Co., Ltd., H Shares	66,000	39,879
Yuexiu Property Co., Ltd.*	267,800	59,560
		10,248,264
Czech Republic — 0.5%
Central European Media Enterprises Ltd.*	5,000	105,556
Telefonica O2 Czech Republic AS	5,541	129,619
Unipetrol*	14,712	147,859
		383,034
Hungary — 0.3%
Egis Gyogyszergyar Nyrt	1,851	196,804

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hungary (Continued)
OTP Bank Nyrt*	2,446	$72,381
		269,185
India — 9.7%
Aditya Birla Nuvo Ltd.	2,706	49,727
Ambuja Cements Ltd.	67,211	220,796
Amtek Auto Ltd.	7,584	25,340
Ashok Leyland Ltd.	33,000	42,143
Bajaj Finserv Ltd.	1,407	16,526
Bajaj Holdings and Investment Ltd.	1,407	24,957
Bank of Baroda	4,881	105,621
Bank of India	7,035	74,885
Bhushan Steel Ltd.	7,490	73,397
Bombay Rayon Fashions Ltd.	9,393	54,205
Cairn India Ltd.*	37,422	294,333
Canara Bank	5,493	76,991
Central Bank Of India	14,255	44,943
DLF Ltd.	19,162	116,790
Essar Shipping Ports & Logistics Ltd.*	4,497	9,529
Federal Bank Ltd.	9,627	90,560
HCL Infosystems Ltd.	6,893	15,843
Hindalco Industries Ltd.	86,851	408,012
Housing Development & Infrastructure Ltd.*	5,248	21,077
ICICI Bank Ltd., ADR	32,610	1,624,956
IDBI Bank Ltd.	16,131	51,545
Idea Cellular Ltd.*	42,169	64,064
IFCI Ltd.	41,672	49,386
India Cements Ltd.	9,576	20,614
Indiabulls Financial Services Ltd.	3,968	13,787
Indiabulls Real Estate Ltd.*	18,029	50,919
Indian Bank	12,173	63,520
Indian Hotels Co., Ltd.	19,676	37,547
ING Vysya Bank Ltd.	6,545	47,295
IVRCL Infrastructures & Projects Ltd.	5,800	10,665
Jammu & Kashmir Bank Ltd.	2,469	48,439
Jindal Saw Ltd.	11,615	52,872
JSW Steel Ltd.	10,487	216,301
MAX India Ltd.*	13,200	47,182
National Aluminium Co., Ltd.	72,404	155,540
Oriental Bank Of Commerce	7,526	65,986
Patni Computer Systems Ltd., ADR	3,300	68,772
PTC India Ltd.	3,148	5,937
Reliance Communications Ltd.	48,036	116,118
Reliance Industries Ltd.	20,543	484,404
Reliance Industries Ltd., GDR, 144A	21,509	1,019,957
Reliance Power Ltd.*	39,511	116,243
Shipping Corp. of India Ltd.	13,851	33,482
State Bank of India Ltd.	1,500	92,910
State Bank of India Ltd., GDR	1,400	180,600
Sterlite Industries India Ltd., ADR	26,322	406,412
Suzlon Energy Ltd.*	24,533	24,481
Syndicate Bank	19,381	53,890
Tata Chemicals Ltd.	6,115	46,896
Tata Communications Ltd., ADR*	3,800	41,382
Tata Steel Ltd., ADR	23,636	329,669
Tata Tea Ltd.	29,240	64,486
The Great Eastern Shipping Co., Ltd.	5,045	29,708
Union Bank Of India	6,100	47,793
Unitech Ltd.	18,966	17,182
United Phosphorus Ltd.	11,000	37,185
Videocon Industries Ltd.*	6,099	26,259
		7,630,059
Indonesia — 2.9%
Aneka Tambang Tbk PT	333,000	87,959
Bakrie and Brothers Tbk PT*	584,500	4,296
Barito Pacific Tbk PT*	253,500	27,948
Ciputra Development Tbk PT*	57,000	2,422
Indika Energy Tbk PT	92,000	41,734
Matahari Putra Prima Tbk PT	17,500	2,874
PT Bank Danamon Indonesia Tbk	215,970	162,458
PT Bank Negara Indonesia Persero Tbk	446,866	203,996
PT Bank Pan Indonesia Tbk*	1,140,000	151,869
PT Bumi Resources Tbk	1,633,500	628,450
PT Global Mediacom Tbk	290,000	27,976
PT Gudang Garam Tbk	34,000	163,411
PT Indah Kiat Pulp and Paper Corp., Tbk*	249,000	48,613
PT Indofood Sukses Makmur Tbk	536,500	332,713
PT International Nickel Indonesia Tbk	319,000	174,933
PT Lippo Karawaci Tbk	1,964,375	137,613
PT Medco Energi Internasional Tbk	276,000	91,128
		2,290,393
Korea — 14.2%
BS Financial Group, Inc.*	8,140	117,987
CJ Corp.	1,214	81,343
Daegu Bank	5,580	91,563
Daelim Industrial Co., Ltd.	1,667	162,605
Daewoo Engineering & Construction Co., Ltd.*	4,710	51,739
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,030	63,012
Daishin Securities Co., Ltd.	2,090	28,103
Dongkuk Steel Mill Co., Ltd.	1,440	51,853
GS Engineering & Construction Corp.	1,134	118,884
GS Holdings Corp.	3,350	285,236
Hana Financial Group, Inc.	12,730	550,653
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	77,655
Hanjin Shipping Co., Ltd.	2,728	84,927
Hansol Paper Co.	1,590	12,436
Hanwha Chem Corp.	6,418	253,338
Hanwha Corp.	1,240	57,199
Hanwha Securities Co., Ltd.	5,010	33,797
Hyosung Corp.	685	54,952
Hyundai Development Co.	2,790	81,008
Hyundai Mipo Dockyard	514	87,623
Hyundai Motor Co.	7,538	1,394,972
Hyundai Securities Co.	8,977	108,024
Hyundai Steel Co.	3,290	419,892
Industrial Bank of Korea	12,480	215,025
KB Financial Group, Inc., ADR	23,644	1,233,507
KCC Corp.	487	161,379
Korea Exchange Bank	20,440	180,186
Korea Express Co., Ltd.*	282	26,993
Korea Investment Holdings Co., Ltd.	1,510	57,677
Korea Line Corp.*	121	1,052
LG Display Co., Ltd., ADR	23,287	366,305
LG Electronics, Inc.	5,705	546,082
LG Uplus Corp.	8,570	48,360
Lotte Chilsung Beverage Co., Ltd.	40	39,163
Lotte Confectionery Co., Ltd.	20	27,330
Lotte Shopping Co., Ltd.	668	273,424
Nong Shim Co., Ltd.	200	44,305
Pacific Corp.	369	66,436
Poongsan Corp.	630	26,562
POSCO, ADR	5,777	660,253
S&T Dynamics Co., Ltd.	630	10,165
Samsung C&T Corp.	5,831	381,664

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Samsung SDI Co., Ltd.	1,850	$283,331
Shinhan Financial Group Co., Ltd.	3,190	144,967
Shinhan Financial Group Co., Ltd., ADR	12,205	1,105,407
SK Chemicals Co., Ltd.	810	47,406
SK Holdings Co., Ltd.	2,008	302,037
SK Networks Co., Ltd.	5,270	59,092
SKC Co., Ltd.	1,290	60,799
STX Offshore & Shipbuilding Co., Ltd.	4,700	103,473
STX Pan Ocean Co., Ltd.	9,240	83,391
Taekwang Industrial Co., Ltd.	18	21,332
Tong Yang Securities, Inc.	3,060	21,982
Woongjin Holdings Co., Ltd.*	670	5,436
Woori Finance Holdings Co., Ltd.	5,520	73,218
Woori Finance Holdings Co., Ltd., ADR	3,675	145,089
Woori Investment & Securities Co., Ltd.	5,290	96,932
Young Poong Corp.	25	19,395
		11,207,956
Malaysia — 3.4%
Affin Holdings Berhad	96,900	111,977
Alliance Financial Group Berhad	97,000	101,524
AMMB Holdings Berhad	201,687	432,175
Batu Kawan Berhad	18,800	94,597
Berjaya Corp. Berhad	244,700	92,103
Berjaya Land Berhad	215,200	81,710
Boustead Holdings Berhad	41,440	80,178
DRB-Hicom Berhad	44,100	33,489
EON Capital Berhad*	12,900	29,814
Gamuda Berhad	50,000	63,723
HAP Seng Consolidated Berhad	6,000	12,797
Hong Leong Financial Group Berhad	26,900	79,934
IGB Corp. Berhad	99,283	70,805
IJM Corp. Berhad	138,180	292,442
KLCC Property Holdings Berhad	72,000	79,399
MISC Berhad	39,720	103,210
MMC Corp. Berhad	109,900	100,511
Oriental Holdings Berhad	36,360	63,986
OSK Holdings Berhad	81,500	48,436
Pos Malaysia Berhad	38,700	44,466
PPB Group Berhad	55,300	310,757
Proton Holdings Berhad	27,000	31,558
RHB Capital Berhad	47,700	135,127
Shell Refining Co., Federation of Malaya Berhad	8,600	30,666
TA Enterprise Berhad	92,600	23,083
TA Global Berhad	55,560	7,705
YTL Corp. Berhad	56,508	138,810
		2,694,982
Mexico — 6.3%
Alfa SAB de CV-Class A*	31,400	406,490
Cemex SAB de CV, ADR*	46,325	413,680
Coca-Cola Femsa SAB de CV, ADR	3,000	230,970
Corp. GEO SAB de CV-Series B*	34,571	96,960
Desarrolladora Homex SAB de CV*	9,000	41,041
Embotelladoras Arca SAB de CV	37,923	219,960
Empresas ICA SAB de CV, ADR*	8,900	81,168
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,215,090
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	220,948
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	111,663
Grupo Carso SAB de CV-Ser A	47,917	157,958
Grupo Continental SAB de CV	26,700	90,239
Grupo Financiero Banorte SAB de CV	88,400	416,194
Grupo Financiero Inbursa SA	35,600	163,926
Grupo Mexico SAB de CV- Ser B	81,056	303,932
Industrias CH SAB de CV- Ser B*	22,900	94,300
Inmuebles Carso SAB de CV*	47,917	52,612
Minera Frisco SAB de CV*	47,917	209,966
Organizacion Soriana SAB de CV- Class B	94,800	334,744
Urbi Desarrollos Urbanos SAB DE CV*	36,800	85,546
		4,947,387
Philippines — 0.3%
Banco de Oro Unibank, Inc.	10,000	11,959
Megaworld Corp.	829,000	40,304
Metropolitan Bank & Trust*	80,019	118,369
Universal Robina Corp.	100,000	77,880
		248,512
Poland — 2.0%
Agora SA	3,752	34,605
Asseco Poland SA	5,875	111,517
Bank Millennium SA*	20,000	41,062
Echo Investment SA*	13,010	22,450
Getin Holding SA*	4,613	23,068
Grupa Lotos SA*	10,150	157,812
KGHM Polska Miedz SA	3,954	250,919
Kredyt Bank SA*	9,268	55,746
Netia SA*	10,000	18,489
Orbis SA*	4,225	59,367
Polimex Mostostal SA	38,014	47,123
Polski Koncern Naftowy Orlen*	36,737	681,153
Synthos SA*	40,823	57,649
		1,560,960
Russia — 5.2%
Gazprom OAO, ADR	82,736	2,678,164
Lukoil OAO, ADR	14,376	1,030,040
RusHydro, ADR*	884	4,500
Surgutneftegaz, ADR	33,618	365,428
		4,078,132
South Africa — 9.1%
ABSA Group Ltd.	11,745	236,897
Aeci Ltd.	6,832	83,923
African Rainbow Minerals Ltd.	5,732	188,948
ArcelorMittal South Africa Ltd.	16,923	225,140
Aveng Ltd.	43,502	229,374
Barloworld Ltd.	23,324	257,547
Caxton and CTP Publishers and Printers Ltd.	18,814	38,546
DataTec Ltd.	6,000	32,905
Gold Fields Ltd., ADR	50,300	878,238
Grindrod Ltd.	15,332	33,610
Harmony Gold Mining Co., Ltd., ADR	30,300	450,561
Imperial Holdings Ltd.	9,604	162,125
Investec Ltd.	25,999	202,919
JD Group Ltd.	12,010	85,925
Liberty Holdings Ltd.	8,197	86,150
Medi-Clinic Corp., Ltd.	19,471	83,468
Mmi Holdings Ltd.	35,456	87,264
Mondi Ltd.	10,541	103,307
Nampak Ltd.	5,396	17,500
Nedbank Group Ltd.	20,163	421,858
Northam Platinum Ltd.	15,969	103,863
Sanlam Ltd.	214,984	877,097
Sappi Ltd., ADR*	44,820	237,994
Sasol Ltd., ADR	9,800	567,910
Standard Bank Group Ltd.	64,023	984,241
Steinhoff International Holdings Ltd.*	132,740	494,464

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Telkom SA Ltd.	9,738	$53,260
		7,225,034
Taiwan — 12.4%
Advanced Semiconductor Engineering, Inc.	12,009	13,027
Altek Corp.	15,000	20,557
AmTRAN Technology Co., Ltd.	13,000	10,986
Asia Cement Corp.	126,270	141,915
Asia Optical Co., Inc.*	16,000	31,286
Asustek Computer, Inc.	16,812	145,500
AU Optronics Corp., ADR*	68,934	605,241
BES Engineering Corp.	111,000	32,953
Capital Securities Corp.	60,750	27,166
Cathay Real Estate Development Co., Ltd.	100,000	48,629
Chang Hwa Commercial Bank	394,000	316,202
Cheng Uei Precision Industry Co., Ltd.	18,180	35,239
Chimei Innolux Corp.*	428,856	439,699
China Development Financial Holding Corp.	869,888	350,541
China Manmade Fibers Corp.*	89,000	47,668
China Motor Corp.	39,195	32,055
China Petrochemical Development Corp.*	76,320	97,196
China Synthetic Rubber Corp.	56,203	53,419
Chinatrust Financial Holding Co., Ltd.	581,130	494,049
CMC Magnetics Corp.*	165,000	39,950
D-Link Corp.	41,000	38,202
E.Sun Financial Holding Co., Ltd.	246,150	154,856
Elitegroup Computer Systems Co., Ltd.	39,610	13,739
Evergreen International Storage & Transport Corp.	17,000	13,585
Evergreen Marine Corp. Taiwan Ltd.*	96,000	79,819
Far Eastern Department Stores Co., Ltd.	81,989	129,508
Far Eastern International Bank	65,816	29,879
First Financial Holding Co., Ltd.	370,519	317,518
Formosa Taffeta Co., Ltd.	67,000	67,327
Formosan Rubber Group, Inc.	23,000	21,861
Fubon Financial Holding Co., Ltd.	178,490	237,024
Gigabyte Technology Co., Ltd.	27,000	26,076
Goldsun Development & Construction Co., Ltd.	54,409	23,961
Greatek Electronics, Inc.	11,000	9,950
HannStar Display Corp.*	309,000	54,956
Hey Song Corp.	26,000	20,512
Hua Nan Financial Holdings Co., Ltd.	267,125	199,845
Inotera Memories, Inc.*	104,000	53,050
Inventec Co., Ltd.	143,104	72,996
King Yuan Electronics Co., Ltd.*	110,100	60,654
King's Town Bank*	46,000	25,889
Kinpo Electronics*	122,000	38,583
Lien Hwa Industrial Corp.	61,000	42,525
LITE-ON IT Corp.	19,000	18,931
Lite-On Technology Corp.	138,090	169,992
Macronix International	183,817	121,892
Masterlink Securities Corp.	55,000	23,566
Mega Financial Holding Co., Ltd.	762,000	599,878
Micro-Star International Co., Ltd.	76,374	38,958
Mitac International	63,439	27,290
Nien Hsing Textile Co., Ltd.	19,000	14,990
Oriental Union Chemical Corp.	26,000	36,604
Pan-International Industrial	16,871	19,707
Pegatron Corp.*	45,249	51,317
Polaris Securities Co., Ltd.	173,000	117,073
POU Chen Corp.	135,133	124,764
President Securities Corp.	19,760	11,927
Qisda Corp.*	220,000	133,168
Radiant Opto-Electronics Corp.	20,600	49,527
Ritek Corp.*	140,399	42,110
Sanyang Industry Co., Ltd.*	52,428	30,933
Shihlin Electric & Engineering Corp.	17,000	20,985
Shin Kong Financial Holding Co., Ltd.*	223,849	97,056
Shinkong Synthetic Fibers Corp.	92,048	41,162
Silicon Integrated Systems Corp.	27,456	15,499
Sincere Navigation Corp.	27,000	29,473
SinoPac Financial Holdings Co., Ltd.	443,000	199,607
Sunplus Technology Co., Ltd.*	20,999	13,175
Ta Chong Bank Co., Ltd.*	136,800	50,940
Taichung Commercial Bank*	135,976	57,800
Tainan Spinning Co., Ltd.	57,120	37,974
Taishin Financial Holding Co., Ltd.*	335,570	190,000
Taiwan Business Bank*	203,523	80,976
Taiwan Cement Corp.	245,772	296,700
Taiwan Cooperative Bank	318,455	250,159
Taiwan Glass Industrial Corp.	74,089	93,725
Tatung Co., Ltd.*	384,000	88,144
Teco Electric and Machinery Co., Ltd.	247,000	173,030
Ton Yi Industrial Corp.	59,000	32,102
Tung Ho Steel Enterprise Corp.	43,000	49,936
Unimicron Technology Corp.	36,000	61,211
Union Bank Of Taiwan*	22,000	7,781
United Microelectronics Corp.	1,099,513	572,069
UPC Technology Corp.	19,000	14,085
USI Corp.	35,840	48,751
Walsin Lihwa Corp.*	237,000	124,518
Walsin Technology Corp.*	55,996	34,561
Wan Hai Lines Ltd.*	73,000	51,138
Waterland Financial Holdings	167,590	91,470
Winbond Electronics Corp.*	311,000	99,096
Yageo Corp.	227,000	110,773
Yang Ming Marine Transport Corp.*	68,514	53,588
Yieh Phui Enterprise	127,184	48,873
Yuanta Financial Holding Co., Ltd.	108,000	77,677
Yuen Foong Yu Paper Manufacturing Co., Ltd.	148,163	63,988
Yulon Motor Co., Ltd.	91,272	168,537
Yungtay Engineering Co., Ltd.	14,000	22,043
		9,816,822
Thailand — 2.4%
Bangkok Bank PCL, ADR	99,000	563,002
Bangkok Expressway PCL	63,900	39,931
Bank of Ayudhya PCL	124,600	102,168
Esso Thailand PCL	97,600	35,174
IRPC PCL	901,900	171,464
Kiatnakin Bank PCL	33,300	38,811
Krung Thai Bank PCL	358,700	218,221
Precious Shipping PCL	58,400	34,949
PTT Aromatics & Refining PCL	78,000	96,065
PTT Chemical PCL	23,800	116,462
Thai Airways International PCL	41,400	51,673
Thai Oil PCL	52,600	144,783
Thai Plastic & Chemical PCL	75,800	71,427
Thanachart Capital PCL	81,200	87,254
Total Access Communication PCL	45,100	71,575
TPI Polene PCL	113,900	45,191
		1,888,150
Turkey — 2.0%
Aksigorta AS	14,835	18,735
Arcelik AS	20,351	94,107
Aygaz AS	10,227	65,043
Dogan Sirketler Grubu Holdings AS*	84,152	65,401
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Eregli Demir ve Celik Fabrikalari TAS*	84,977	$224,185
KOC Holding AS	61,514	286,047
Petkim Petrokimya Holding AS*	15,985	24,329
Sekerbank TAS	34,023	38,120
Tekfen Holding AS	23,735	93,154
Trakya Cam Sanayi AS*	16,808	39,297
Turk Sise ve Cam Fabrikalari AS*	46,824	105,533
Turkiye Is Bankasi	123,665	395,651
Turkiye Sinai Kalkinma Bankasi AS	25,021	43,753
Turkiye Vakiflar Bankasi TAO	49,100	122,746
		1,616,101
TOTAL COMMON STOCKS
(Identified Cost $59,948,325)		75,399,292

PREFERRED STOCKS — 4.1%
Brazil — 4.1%
Banco do Estado do Rio Grande do Sul SA	10,700	131,731
Braskem SA, ADR	10,100	271,993
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1,956	82,015
Klabin SA, PF	49,600	200,509
Petroleo Brasileiro SA	18,594	324,696
Petroleo Brasileiro SA, ADR	34,102	1,211,985
Suzano Papel e Celulose SA	16,500	152,099
Telemar Norte Leste SA, PR A	4,700	159,627
Usinas Siderurgicas de Minas Gerais SA, PF A	55,050	665,934
		3,200,589
TOTAL PREFERRED STOCKS (Identified Cost $2,845,063)		3,200,589

RIGHTS & WARRANTS — 0.0%
India — 0.0%
Central Bank Of India*	8,553	7,211
		7,211
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		7,211

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	342,006	342,006
		342,007
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $342,007)		342,007
Total Investments — 100.0%
(Identified Cost $63,135,395)#		78,949,099
Cash and Other Assets, Less liabilities — 0.0%		111,796

Net Assets — 100.0%		$79,060,895

____________________
†	See Note 1.
*	Non-income producing security.
#	At March 31, 2011 the aggregate cost of investment securities for U.S federal income tax purposes was $63,135,395. Net unrealized appreciation aggregated $15,813,704 of which $18,892,246 related to appreciated investment securities and $3,078,542 related to depreciated investment securities.
144A–	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
ADR–	American Depository Receipt
GDR–	Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings March 31, 2011
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	24.5%
Oil, Gas & Consumable Fuels	15.7%
Metal & Mining	11.1%
Industrial Conglomerates	3.8%
Real Estate Management & Development	3.0%
Food Products	2.9%
Electronic Equipment, Instruments & Components	2.8%
Household Durables	2.5%
Automobiles	2.4%
Diversified Financial Services	2.4%

SA Emerging Markets Value Fund

March 31, 2011
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	14.2%
Brazil	13.1%
China	13.0%
Taiwan	12.4%
India	9.7%
South Africa	9.1%
Mexico	6.3%
Russia	5.2%
Malaysia	3.4%
Other	13.6%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2011 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Real Estate Investment Trusts (REITs) — 99.2%
Acadia Realty Trust	9,122	$172,588
Agree Realty Corp.	1,800	40,410
Alexander's, Inc.	600	244,170
Alexandria Real Estate Equities, Inc.	11,984	934,392
AMB Property Corp.	38,084	1,369,881
American Campus Communities, Inc.	15,013	495,429
Apartment Investment & Management Co.	27,129	690,976
Ashford Hospitality Trust, Inc.	10,043	110,674
Associated Estates Realty Corp.	8,423	133,757
AvalonBay Communities, Inc.	19,385	2,327,751
BioMed Realty Trust, Inc.	29,036	552,265
Boston Properties, Inc.	31,533	2,990,905
Brandywine Realty Trust	30,194	366,555
BRE Properties, Inc.	14,307	675,004
Camden Property Trust	15,752	895,029
CBL & Associates Properties, Inc.	29,222	509,047
Cedar Shopping Centers, Inc.	13,325	80,350
Cogdell Spencer, Inc.	10,904	64,770
Colonial Properties Trust	16,129	310,483
CommonWealth REIT	15,921	413,468
Corporate Office Properties Trust	15,135	546,979
Cousins Properties, Inc.	21,935	183,157
DCT Industrial Trust, Inc.	49,187	272,988
Developers Diversified Realty Corp.	48,113	673,582
DiamondRock Hospitality Co.	38,052	425,041
Digital Realty Trust, Inc.	20,644	1,200,242
Douglas Emmett, Inc.	25,318	474,713
Duke Realty Corp.	56,920	797,449
DuPont Fabros Technology, Inc.	13,674	331,595
EastGroup Properties, Inc.	5,858	257,576
Education Realty Trust, Inc.	13,875	111,416
Entertainment Properties Trust	10,577	495,215
Equity Lifestyle Properties, Inc.	6,592	380,029
Equity One, Inc.	11,395	213,884
Equity Residential	60,149	3,393,005
Essex Property Trust, Inc.	7,281	902,844
Extra Space Storage, Inc.	18,808	389,514
Federal Realty Investment Trust	14,251	1,162,312
FelCor Lodging Trust, Inc.*	23,179	142,087
Feldman Mall Properties, Inc.*	500	38
First Industrial Realty Trust, Inc.*	12,900	153,381
First Potomac Realty Trust	10,300	162,225
Franklin Street Properties Corp.	13,443	189,143
General Growth Properties, Inc.*	67,563	1,045,875
Glimcher Realty Trust	20,265	187,451
HCP, Inc.	78,180	2,966,149
Health Care REIT, Inc.	32,031	1,679,706
Healthcare Realty Trust, Inc.	15,126	343,360
Hersha Hospitality Trust	34,973	207,740
Highwoods Properties, Inc.	16,361	572,799
Home Properties, Inc.	8,354	492,468
Hospitality Properties Trust	28,315	655,492
Host Hotels & Resorts, Inc.	153,071	2,695,580
Inland Real Estate Corp.	17,429	166,273
Kilroy Realty Corp.	11,894	461,844
Kimco Realty Corp.	91,426	1,676,753
Kite Realty Group Trust	12,812	68,032
LaSalle Hotel Properties	16,951	457,677
Lexington Realty Trust	28,514	266,606
Liberty Property Trust	25,879	851,419
Mack-Cali Realty Corp.	19,500	661,050
Medical Properties Trust, Inc.	25,741	297,823
MHI Hospitality Corp.*	100	255
Mid-America Apartment Communities, Inc.	7,569	485,930
Mission West Properties, Inc.	4,004	26,306
Monmouth Real Estate Investment Corp., Class A	6,321	51,895
MPG Office Trust, Inc.*	10,100	37,471
National Retail Properties, Inc.	19,000	496,470
Nationwide Health Properties, Inc.	26,743	1,137,380
Omega Healthcare Investors, Inc.	22,305	498,294
One Liberty Properties, Inc.	1,927	29,059
Parkway Properties, Inc.	5,400	91,800
Pennsylvania Real Estate Investment Trust	11,406	162,764
Piedmont Office Realty Trust, Inc., Class A	30,517	592,335
Post Properties, Inc.	11,085	435,086
ProLogis	113,311	1,810,710
PS Business Parks, Inc.	4,230	245,086
Public Storage	31,053	3,444,088
Ramco-Gershenson Properties Trust	7,438	93,198
Realty Income Corp.	26,293	918,940
Regency Centers Corp.	18,604	808,902
Sabra Healthcare REIT, Inc.	3,035	53,446
Saul Centers, Inc.	2,900	129,195
Senior Housing Properties Trust	31,558	727,096
Simon Property Group, Inc.	62,929	6,743,472
SL Green Realty Corp.	17,462	1,313,142
Sovran Self Storage, Inc.	6,100	241,255
Strategic Hotels & Resorts, Inc.*	36,191	233,432
Sun Communities, Inc.	4,300	153,295
Sunstone Hotel Investors, Inc.*	25,978	264,716
Supertel Hospitality, Inc.*	2,197	3,515
Tanger Factory Outlet Centers	17,924	470,326
Taubman Centers, Inc.	12,538	671,786
The Macerich Co.	28,978	1,435,280
U-Store-It Trust	20,100	211,452
UDR, Inc.	40,597	989,349
UMH Properties, Inc.	1,815	18,041
Universal Health Realty Income Trust	2,400	97,272
Urstadt Biddle Properties, Inc.	1,000	16,070
Urstadt Biddle Properties, Inc., Class A	4,000	76,080
Ventas, Inc.	36,173	1,964,194
Vornado Realty Trust	35,208	3,080,700
Washington Real Estate Investment Trust	14,850	461,687
Weingarten Realty Investors	25,900	649,054
Winthrop Realty Trust	4,434	54,317
		73,414,557
TOTAL COMMON STOCKS
(Identified Cost $60,804,875)		73,414,557

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Money Market Fund	435,004	435,004
SSgA Government Money Market Fund	1	1
		435,005
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $435,005)		435,005

Total Investments — 99.8%
(Identified Cost $61,239,880)#		73,849,562
Cash and Other Assets, Less liabilities — 0.2%		122,165

Net Assets — 100.0%		$73,971,727
____________________

*	Non-income producing security.
#
At March 31, 2011 the aggregate cost of investment securities for U.S. federal income tax purposes was $61,239,880. Net unrealized appreciation aggregated $12,609,682 of which $13,981,304 related to appreciated investment securities and $1,371,622 related to depreciated investment securities.

See notes to schedule of investments.

SA Funds Real Estate Securities Fund

March 31, 2011
Portfolio Sectors (% of portfolio market value)

Industry	Percentage
Specialized REIT's Total	26.8%
Retail REIT's Total	25.6%
Residential REIT's Total	17.0%
Office REIT's Total	16.9%
Diversified REIT's Total	7.1%
Industrial REIT's Total	6.0%
Short-Term	0.6%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2011 (Unaudited)

1. Security Valuation

     Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price. Foreign equity securities traded on the over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price. Bonds and other fixed income securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker-dealers. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board”). Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the Pricing Committee. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions surrounding fair value measurement which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Funds’ own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of March 31, 2011 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Balance as of
	Investments	Inputs	Inputs	March 31, 2011
Description	(Level 1)	(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-	$295,383,138	$-	$295,383,138
Short-Term Investments	3,346,358	-	-	3,346,358
Total Investments	$3,346,358	$295,383,138	$-	$298,729,496

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-	$526,398,293	$-	$526,398,293
Short-Term Investments	4,913,996	-	-	4,913,996
Collateral for Securities on Loan Short-Term	68,774,498	-	-	68,774,498
Forward Foreign Currency Contracts	-	1,666,302	-	1,666,302
Total Investments	$73,688,494	$528,064,595	$-	$601,753,089
Liabilities:
Forward Foreign Currency Contracts	$-	$(1,946,838)	$-	$(1,946,838)

SA U.S. Core Market Fund
Common Stocks	$395,234,057	$-	$-	$395,234,057
Rights & Warrants	177	-	-	177
Mutual Funds	18,180,355	-	-	18,180,355
Short-Term Investments	2,077,026	-	-	2,077,026
Collateral for Securities on Loan Short-Term	22,865,919	-	-	22,865,919
Total Investments	$438,357,534	$-	$-	$438,357,534

SA U.S. Value Fund
Common Stocks	$322,172,156	$-	$-	$322,172,156
Short-Term Investments	873,007	-	-	873,007
Collateral for Securities on Loan Short-Term	14,824,559	-	-	14,824,559
Total Investments	$337,869,722	$-	$-	$337,869,722

SA U.S. Small Company Fund
Bonds and Notes	$-	$20	$-	$20
Common Stocks - Household Durables	2,612,667	14,106	-	2,626,773
All Other Common Stocks	268,651,659	-	-	268,651,659
Rights & Warrants	12,273	6,688	-	18,961
Short-Term Investments	678,013	-	-	678,013
Collateral for Securities on Loan Short-Term	89,375,165	-	-	89,375,165
Total Investments	$361,329,777	$20,814	$-	$361,350,591

SA International Value Fund
Common Stocks	$527,431,592	$-	$-	$527,431,592
Preferred Stocks	102,294	-	-	102,294
Rights & Warrants	13,541	-	-	13,541
Short-Term Investments	3,142,007	-	-	3,142,007
Collateral for Securities on Loan Short-Term	122,904,834	-	-	122,904,834
Total Investments	$653,594,268	$-	$-	$653,594,268

SA International Small Company Fund
Mutual Funds	$230,574,571	$-	$-	$230,574,571
Total Investments	$230,574,571	$-	$-	$230,574,571

SA Emerging Markets Value Fund
Common Stocks	$75,311,148	$88,144	$-	$75,399,292
Preferred Stocks	3,200,589	-	-	3,200,589
Rights & Warrants	-	7,211	-	7,211
Short-Term Investments	342,007	-	-	342,007
Total Investments	$78,853,744	$95,355	$-	$78,949,099

SA Real Estate Securities Fund
Common Stocks	$73,414,557	$-	$-	$73,414,557
Short-Term Investments	435,005	-	-	435,005
Total Investments	$73,849,562	$-	$-	$73,849,562

     Effective July 1, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended March 31, 2011.

DFA INVESTMENT DIMENSIONS GROUP INC.
THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$2,392,782,605
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		1,304,490,282
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,129,507,776
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		936,357,570
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		891,342,025
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $5,555,473,851)		6,654,480,258

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11
(Collateralized by $9,645,000 FNMA 2.24%, 07/06/15, valued at $9,898,181) to be repurchased at $9,750,051
(Cost $9,750,000)	$9,750	9,750,000
TOTAL INVESTMENTS - (100.0%) (Cost $5,565,223,851)##		$6,664,230,258

Summary of inputs used to value the Portfolio’s investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,654,480,258	—	—	$6,654,480,258
Temporary Cash Investments	—	$9,750,000	—	9,750,000
TOTAL	$6,654,480,258	$9,750,000	—	$6,664,230,258

See accompanying notes to Schedules of Investments.

Organization

     DFAInvestment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2011, the Fund consists of sixty operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     A summary of the inputs used to value the Portfolio’s investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Portfolio did not have any significant transfers between Level 1 and Level 2 during the quarter ended March 31,2011.

Financial Instruments

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2011.

Federal Tax Cost

     At March 31, 2011, the total cost of securities for federal income tax purposes was $5,575,509,567.

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (82.2%)
Consumer Discretionary — (18.8%)
	Accordia Golf Co., Ltd.	3,880	$2,726,524
	Aeon Fantasy Co., Ltd.	57,832	582,533
	Ahresty Corp.	2,400	20,383
#	Aichi Machine Industry Co., Ltd.	294,000	1,052,488
#	Aigan Co., Ltd.	61,600	343,752
	Aisan Industry Co., Ltd.	132,800	1,366,753
#	Akebono Brake Industry Co., Ltd.	306,800	1,565,921
	Alpen Co., Ltd.	59,200	1,021,372
	Alpha Corp.	30,200	328,589
	Alpine Electronics, Inc.	206,300	2,317,256
	Amiyaki Tei Co., Ltd.	235	764,010
	Amuse, Inc.	29,999	332,610
#*	Anrakutei Co., Ltd.	50,000	241,959
	AOI Advertising Promotion, Inc.	39,000	205,091
	AOKI Holdings, Inc.	97,100	1,579,201
	Aoyama Trading Co., Ltd.	246,800	3,958,685
*	Arc Land Sakamoto Co., Ltd.	3,700	44,307
	Arnest One Corp.	161,700	1,614,734
#	Asahi Co., Ltd.	35,100	624,994
#*	Asahi Tec Corp.	1,821,000	654,657
#	Asatsu-DK, Inc.	120,400	3,231,113
	ASKUL Corp.	75,200	1,080,176
	Asti Corp.	46,000	136,368
#*	Atom Corp.	170,700	501,226
	Atsugi Co., Ltd.	750,000	938,660
	Autobacs Seven Co., Ltd.	95,900	3,652,438
#	Avex Group Holdings, Inc.	152,900	1,866,605
#	Bals Corp.	147	139,940
	Belluna Co., Ltd.	6,950	44,320
*	Best Denki Co., Ltd.	234,500	648,637
#	Bic Camera, Inc.	2,106	846,767
	Bookoff Corp.	33,200	241,944
*	Calsonic Kansei Corp.	617,000	2,448,631
#	Can Do Co., Ltd.	198	175,663
*	Carchs Holdings Co., Ltd.	707,200	230,430
#*	CHI Group Co., Ltd.	8,500	25,071
	Chiyoda Co., Ltd.	120,900	1,532,249
	Chofu Seisakusho Co., Ltd.	88,800	2,222,149
	Chori Co., Ltd.	658,000	781,970
	Chuo Spring Co., Ltd.	202,000	796,173
#*	Clarion Co., Ltd.	496,000	814,659
	Cleanup Corp.	110,600	746,385
#	Colowide Co., Ltd.	210,950	1,103,510
	Corona Corp.	76,200	762,575
	Cross Plus, Inc.	22,000	187,619
	Culture Convenience Club Co., Ltd.	399,300	2,856,502
	Daido Metal Co., Ltd.	144,000	1,169,956
#	Daidoh, Ltd.	113,600	1,099,198
#*	Daiei, Inc. (The)	348,650	1,339,324
#	Daikoku Denki Co., Ltd.	36,900	443,247
	Daimaruenawin Co., Ltd.	400	2,725
	Dainichi Co., Ltd.	54,900	415,410
	Daisyo Corp.	54,300	640,585
#	Daiwabo Holdings Co., Ltd.	618,000	1,275,142
#	DCM Holdings Co., Ltd.	322,800	1,977,444
	Descente, Ltd.	231,000	1,047,863
#	Doshisha Co., Ltd.	54,800	1,089,386

	Doutor Nichires Holdings Co., Ltd.	140,986	$1,707,577
	Dynic Corp.	127,000	232,041
	Eagle Industry Co., Ltd.	108,000	1,140,461
*	Econach Holdings Co., Ltd.	160,000	63,686
#	Edion Corp.	300,500	2,557,641
	Exedy Corp.	119,700	3,598,693
	F&A Aqua Holdings, Inc.	60,638	526,558
	FCC Co., Ltd.	129,600	3,119,223
	Fine Sinter Co., Ltd.	49,000	141,977
#	Foster Electric Co., Ltd.	86,500	1,975,242
	France Bed Holdings Co., Ltd.	750,000	947,968
#	F-Tech, Inc.	20,100	334,912
#	Fuji Co., Ltd.	97,000	1,894,225
#	Fuji Corp, Ltd.	102,300	464,901
#*	Fuji Kiko Co., Ltd.	148,000	535,653
#	Fuji Kyuko Co., Ltd.	311,000	1,603,819
	Fuji Oozx, Inc.	6,000	23,860
#	Fujibo Holdings, Inc.	155,000	321,086
	Fujikura Rubber, Ltd.	72,900	276,266
	Fujita Kanko, Inc.	394,100	1,502,266
#	Fujitsu General, Ltd.	285,000	1,444,742
#	Funai Electric Co., Ltd.	67,100	2,013,267
	Furukawa Battery Co., Ltd.	71,000	431,170
#*	Futaba Industrial Co., Ltd.	163,800	925,807
#	G-7 Holdings, Inc.	29,200	154,517
*	Gajoen Kanko Co.	37,000	—
	Gakken Holdings Co., Ltd.	322,000	664,241
#	Genki Sushi Co., Ltd.	19,200	203,616
#	GEO Co., Ltd.	1,330	1,494,754
	GLOBERIDE, Inc.	463,000	528,746
#*	Goldwin, Inc.	175,000	485,564
#	Gourmet Kineya Co., Ltd.	67,000	386,341
#*	GSI Creos Corp.	194,000	251,844
#	Gulliver International Co., Ltd.	19,820	763,763
	Gunze, Ltd.	712,000	2,587,867
	H2O Retailing Corp.	363,000	2,457,416
	Hakuyosha Co., Ltd.	88,000	195,520
	Happinet Corp.	36,100	475,934
	Haruyama Trading Co., Ltd.	47,900	240,892
*	Haseko Corp.	5,281,500	4,062,342
#	Heiwa Corp.	148,100	2,290,328
	Hiday Hidaka Corp.	20,800	304,133
#	Hikari Tsushin, Inc.	95,800	1,873,046
	Himaraya Co., Ltd.	35,900	233,467
	HIS Co., Ltd.	101,800	2,072,273
	Hitachi Koki Co., Ltd.	200,900	1,934,469
#	Honeys Co., Ltd.	29,000	309,017
	Horipro, Inc.	41,800	393,211
	Hoshizaki Electric Co., Ltd.	121,100	2,201,209
*	I Metal Technology Co., Ltd.	142,000	337,735
	Ichibanya Co., Ltd.	16,100	459,168
	Ichikawa Co., Ltd.	63,000	122,166
#*	Ichikoh Industries, Ltd.	285,000	658,174
#	Ikyu Corp.	504	219,760
#	Imasen Electric Industrial Co., Ltd.	54,400	751,070
	Imperial Hotel, Ltd.	10,350	257,514
*	Impress Holdings, Inc.	110,400	152,878
	Intage, Inc.	14,000	301,437
	Ishizuka Glass Co., Ltd.	109,000	221,340
*	Izuhakone Railway Co., Ltd.	300	19,476
*	Izumi Co., Ltd.	14,100	200,688

*	Izutsuya Co., Ltd.	350,000	$235,784
#*	Janome Sewing Machine Co., Ltd.	242,000	229,919
	Japan Vilene Co., Ltd.	139,000	676,607
	Japan Wool Textile Co., Ltd. (The)	310,000	2,610,335
#*	Jeans Mate Corp.	30,308	92,848
*	Jidosha Buhin Kogyo Co., Ltd.	79,000	398,555
#	Joban Kosan Co., Ltd.	221,000	211,412
#	Joshin Denki Co., Ltd.	205,000	1,975,002
	Juntendo Co., Ltd.	31,000	40,413
#*	JVC Kenwood Holdings, Inc.	410,230	1,994,760
	Kabuki-Za Co., Ltd.	39,000	1,670,806
#	Kadokawa Holdings, Inc.	88,600	2,030,086
	Kanto Auto Works, Ltd.	168,000	1,175,558
#	Kappa Create Co., Ltd.	51,300	965,988
	Kasai Kogyo Co., Ltd.	118,000	657,584
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	528,579
#*	Kawashima Selkon Textiles Co., Ltd.	323,000	252,494
#	Kayaba Industry Co., Ltd.	633,000	5,093,844
	Keihin Corp.	151,800	2,876,178
#	Keiyo Co., Ltd.	173,500	897,138
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,892,308
#	Kimoto Co., Ltd.	34,600	257,312
#*	Kinki Nippon Tourist Co., Ltd.	153,000	167,144
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	977,851
#	Kisoji Co., Ltd.	85,300	1,730,592
	Koekisha Co., Ltd.	13,600	215,838
#	Kohnan Shoji Co., Ltd.	96,800	1,300,184
#	Kojima Co., Ltd.	109,700	667,655
	Komatsu Seiren Co., Ltd.	145,000	648,510
#	Komeri Co., Ltd.	122,800	3,126,567
#*	Konaka Co., Ltd.	102,060	472,729
#	Kourakuen Corp.	16,200	210,331
#	K’s Holdings Corp.	156,927	4,529,744
	KU Holdings Co., Ltd.	68,200	293,180
	Kura Corp.	54,800	803,595
	Kurabo Industries, Ltd.	897,000	1,636,767
	Kuraudia Co., Ltd.	5,700	77,418
	Kuroganeya Co., Ltd.	14,000	56,339
#	Kyoritsu Maintenance Co., Ltd.	46,160	659,851
#	Kyoto Kimono Yuzen Co., Ltd.	55,700	620,587
	Kyowa Leather Cloth Co., Ltd.	71,700	272,358
#*	Laox Co., Ltd.	342,000	201,482
#*	Look, Inc.	159,000	246,344
#*	Mamiya-Op Co., Ltd.	285,000	342,664
#	Marche Corp.	23,000	185,760
#	Mars Engineering Corp.	43,600	740,451
#*	Maruei Department Store Co., Ltd.	142,000	156,914
	Maruzen Co., Ltd.	46,000	292,036
#*	Matsuya Co., Ltd.	158,400	865,742
#	Matsuya Foods Co., Ltd.	46,900	851,967
#	Megane TOP Co., Ltd.	46,400	437,884
	Meiko Network Japan Co., Ltd.	19,000	158,126
	Meiwa Estate Co., Ltd.	7,900	44,394
*	Meiwa Industry Co., Ltd.	29,000	40,353
*	Mikuni Corp.	108,000	261,055
*	Misawa Homes Co., Ltd.	99,100	616,307
#	Misawa Resort Co., Ltd.	180,000	286,592
*	Mitsuba Corp.	152,690	1,251,892
	Mitsui Home Co., Ltd.	155,000	841,721
#	Mizuno Corp.	435,000	1,851,332
#	MOS Food Services, Inc.	115,300	2,116,918

	MR MAX Corp.	119,000	$430,175
*	Murakami Corp.	3,000	41,021
	Musashi Seimitsu Industry Co., Ltd.	83,200	1,979,553
#*	Naigai Co., Ltd.	2,643,000	1,397,514
#	Nexyz Corp.	1,920	64,560
	Nice Holdings, Inc.	343,000	884,950
	Nidec Copal Corp.	88,700	1,068,660
#	Nidec-Tosok Corp.	115,300	1,031,567
	Nifco, Inc.	187,400	4,500,676
	Nihon Tokushu Toryo Co., Ltd.	56,000	241,723
#*	Nippon Columbia Co., Ltd.	426,000	189,524
	Nippon Felt Co., Ltd.	67,200	335,500
#*	Nippon Piston Ring Co., Ltd.	277,000	563,711
	Nippon Seiki Co., Ltd.	156,400	1,876,752
	Nishimatsuya Chain Co., Ltd.	228,400	1,849,827
#	Nissan Shatai Co., Ltd.	362,023	2,693,091
	Nissen Holdings Co., Ltd.	181,591	1,145,245
	Nissin Kogyo Co., Ltd.	147,700	2,549,294
	Nittan Valve Co., Ltd.	82,800	311,730
*	Nitto Kako Co., Ltd.	60,000	59,270
*	Noritsu Koki Co., Ltd.	85,400	509,976
	Omikenshi Co., Ltd.	127,000	92,993
#	Onward Holdings Co., Ltd.	447,000	3,319,095
	Pacific Industrial Co., Ltd.	181,000	911,162
#	Pal Co., Ltd.	12,550	374,682
	PanaHome Corp.	398,200	2,573,059
	Parco Co., Ltd.	268,200	2,664,182
#	Paris Miki Holdings, Inc.	160,100	1,640,548
	PGM Holdings K.K.	1,863	1,017,689
#*	PIA Corp.	26,700	266,832
	Piolax, Inc.	44,500	1,069,834
#*	Pioneer Corp.	978,700	4,070,946
	Plenus Co., Ltd.	81,200	1,236,608
	Point, Inc.	60,060	2,511,551
*	Press Kogyo Co., Ltd.	396,000	1,684,233
	Resorttrust, Inc.	135,408	1,841,891
	Rhythm Watch Co., Ltd.	443,000	665,694
*	Right On Co., Ltd.	67,325	327,570
	Riken Corp.	362,000	1,502,938
#	Ringer Hut Co., Ltd.	72,300	891,968
	Riso Kyoiku Co., Ltd.	7,338	362,241
	Roland Corp.	92,800	1,103,393
	Round One Corp.	266,600	1,252,284
#	Royal Holdings Co., Ltd.	135,300	1,334,217
#	Ryohin Keikaku Co., Ltd.	92,200	3,773,815
#*	Sagami Chain Co., Ltd.	77,000	439,666
*	Sagami Co., Ltd.	225,000	268,230
	Sagami Rubber Industries Co., Ltd.	11,000	29,359
	Saizeriya Co., Ltd.	145,800	2,237,030
#*	Sakai Ovex Co., Ltd.	205,000	337,438
#	Sanden Corp.	497,000	2,085,861
	Sanei-International Co., Ltd.	2,300	27,365
#	Sangetsu Co., Ltd.	59,825	1,386,749
	Sankyo Seiko Co., Ltd.	21,000	71,642
	Sanoh Industrial Co., Ltd.	118,600	986,041
#	Sanyo Housing Nagoya Co., Ltd.	354	334,443
#	Sanyo Shokai, Ltd.	421,000	1,290,373
#	Scroll Corp.	77,300	293,419
#*	Seiko Holdings Corp.	410,407	1,408,514
	Seiren Co., Ltd.	223,900	1,547,809
	Senshukai Co., Ltd.	165,200	983,831

*	Seven Seas Holdings Co., Ltd.	776,000	$177,189
#	Shikibo, Ltd.	521,000	613,391
	Shimachu Co., Ltd.	161,100	3,481,567
	Shimojima Co., Ltd.	12,000	148,893
	Shinyei Kaisha	96,000	170,106
	Shiroki Corp.	285,000	941,385
	Shobunsha Publications, Inc.	340,000	2,845,151
#	Shochiku Co., Ltd.	404,400	2,927,050
	Shoei Co., Ltd.	1,600	13,431
*	Showa Corp.	240,000	1,777,281
#	SKY Perfect JSAT Holdings, Inc.	7,400	2,620,507
	SNT Corp.	93,800	415,728
	Soft99 Corp.	70,600	425,153
	Sotoh Co., Ltd.	49,700	514,002
	SPK Corp.	16,800	246,423
	SRI Sports, Ltd.	49	52,316
	St Marc Holdings Co., Ltd.	37,600	1,375,771
	Studio Alice Co., Ltd.	27,000	290,160
#	Suminoe Textile Co., Ltd.	252,000	563,980
	Sumitomo Forestry Co., Ltd.	344,566	3,122,692
*	Suzutan Co., Ltd.	7,600	14,366
#*	SxL Corp.	493,000	499,265
#	T. RAD Co., Ltd.	268,000	1,147,060
#	Tac Co., Ltd.	15,400	59,131
	Tachikawa Corp.	50,800	263,595
	Tachi-S Co., Ltd.	112,840	1,970,303
	Tact Home Co., Ltd.	201	183,406
	Taiho Kogyo Co., Ltd.	92,800	825,971
	Takamatsu Construction Group Co., Ltd.	90,500	1,461,998
	Taka-Q Co., Ltd.	48,000	79,646
#*	Take & Give Needs Co., Ltd.	1,380	99,026
#	Takihyo Co., Ltd.	9,000	41,727
	Tamron Co., Ltd.	63,700	1,426,956
#*	TASAKI & Co., Ltd.	597,000	489,835
	Taya Co., Ltd.	5,000	39,627
#	TBK Co., Ltd.	72,000	350,466
*	TDF Corp.	11,000	21,203
#	Teikoku Piston Ring Co., Ltd.	103,500	954,544
	Teikoku Sen-I Co., Ltd.	78,000	508,557
	Telepark Corp.	735	1,209,335
*	Ten Allied Co., Ltd.	50,000	155,501
	Tigers Polymer Corp.	59,000	266,749
#	Toabo Corp.	130,000	106,414
	Toei Co., Ltd.	279,000	1,326,771
*	Tokai Kanko Co., Ltd.	505,999	146,370
	Tokai Rubber Industries, Ltd.	149,000	1,824,592
#*	Tokai Senko K.K.	215,000	217,676
	Token Corp.	19,940	880,746
*	Tokyo Dome Corp.	680,200	1,356,382
#	Tokyo Individualized Educational Institute, Inc.	93,100	195,270
#	Tokyo Kaikan Co., Ltd.	12,000	44,441
	Tokyo Soir Co., Ltd.	49,000	107,473
#	Tokyo Style Co., Ltd.	277,700	2,009,269
	Tokyotokeiba Co., Ltd.	828,000	1,077,448
	Tokyu Recreation Co., Ltd.	77,000	450,125
#	Tomy Co., Ltd.	297,893	2,261,754
#*	Tonichi Carlife Group, Inc.	236,000	339,571
	Topre Corp.	185,700	1,486,246
#	Toridoll.corp.	183	208,849
	Totenko Co., Ltd.	57,000	82,541
	Touei Housing Corp.	76,040	834,764

#	Tow Co., Ltd.	7,000	$42,069
	Toyo Tire & Rubber Co., Ltd.	749,000	1,839,438
	Toyobo Co., Ltd.	2,686,000	3,879,242
	TS Tech Co., Ltd.	181,300	3,184,844
*	Tsukamoto Co., Ltd.	52,000	55,757
	Tsutsumi Jewelry Co., Ltd.	49,300	1,245,416
	TV Asahi Corp.	269	419,570
*	TV Tokyo Holdings Corp.	4,500	59,733
	Unipres Corp.	102,500	2,048,235
	United Arrows, Ltd.	70,200	919,260
#*	Unitika, Ltd.	1,731,000	1,399,341
	U-Shin, Ltd.	94,500	733,487
	Watabe Wedding Corp.	29,500	268,387
#	Watami Food Service Co., Ltd.	104,500	1,661,806
	Xebio Co., Ltd.	98,000	1,785,739
	Yamatane Corp.	54,000	79,287
	Yellow Hat, Ltd.	73,700	687,909
	Yokohama Reito Co., Ltd.	183,600	1,248,836
	Yomiuri Land Co., Ltd.	225,000	759,090
	Yonex Co., Ltd.	40,000	279,273
#	Yorozu Corp.	62,500	1,258,642
#	Yoshinoya Holdings Co., Ltd.	2,180	2,623,927
	Zenrin Co., Ltd.	130,000	1,385,247
#	Zensho Co., Ltd.	298,400	2,965,953
Total Consumer Discretionary			329,446,667

Consumer Staples — (7.5%)
*	Aeon Hokkaido Corp.	394,500	1,540,759
	Ahjikan Co., Ltd.	10,500	90,723
*	Ain Pharmaciez, Inc.	36,800	1,281,817
	Arcs Co., Ltd.	53,100	805,368
#	Ariake Japan Co., Ltd.	103,700	1,712,065
	Cawachi, Ltd.	81,900	1,567,273
	Chubu Shiryo Co., Ltd.	89,000	687,573
#	Chuo Gyorui Co., Ltd.	93,000	193,598
	Circle K Sunkus Co., Ltd.	151,100	2,305,639
	Coca-Cola Central Japan Co., Ltd.	111,200	1,512,644
	Cocokara fine, Inc.	59,560	1,257,020
	Cosmos Pharmaceutical Corp.	34,200	1,424,086
	CVS Bay Area, Inc.	51,000	63,460
	Daikokutenbussan Co., Ltd.	2,200	70,653
#	Dr Ci:Labo Co., Ltd.	532	1,972,195
	Dydo Drinco, Inc.	49,800	1,937,003
	Echo Trading Co., Ltd.	11,000	97,509
	Ensuiko Sugar Refining Co., Ltd.	102,000	253,624
	Fancl Corp.	152,800	2,142,964
#*	First Baking Co., Ltd.	183,000	217,862
#	Fuji Oil Co., Ltd.	258,900	3,395,351
	Fujicco Co., Ltd.	116,600	1,438,851
#*	Fujiya Co., Ltd.	474,000	786,200
	Hagoromo Foods Corp.	40,000	545,218
	Harashin Narus Holdings Co., Ltd.	61,500	967,491
#*	Hayashikane Sangyo Co., Ltd.	299,000	334,430
	Heiwado Co., Ltd.	152,800	1,931,775
#	Hohsui Corp.	120,000	151,248
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	431,161
#	Hokuto Corp.	106,700	2,405,762
	Inageya Co., Ltd.	175,000	1,850,151
	ITO EN, Ltd.	80,800	1,406,870
	Itochu-Shokuhin Co., Ltd.	27,400	927,189
#	Itoham Foods, Inc.	674,800	2,416,743

	Izumiya Co., Ltd.	308,000	$1,370,931
	J-Oil Mills, Inc.	477,000	1,338,980
#	Kameda Seika Co., Ltd.	70,000	1,169,606
	Kasumi Co., Ltd.	203,100	1,096,185
	Kato Sangyo Co., Ltd.	109,300	1,884,432
#	Key Coffee, Inc.	79,000	1,388,011
	Kirindo Co., Ltd.	28,300	139,373
#	Kose Corp.	43,500	1,083,139
	Kyodo Shiryo Co., Ltd.	330,000	388,371
#	Kyokuyo Co., Ltd.	370,000	783,562
#	Life Corp.	183,400	2,751,447
	Lion Corp.	9,000	45,795
	Mandom Corp.	81,100	1,980,060
	Marudai Food Co., Ltd.	465,000	1,463,781
#	Maruetsu, Inc. (The)	375,000	1,373,516
	Maruha Nichiro Holdings, Inc.	1,719,069	2,522,051
*	Maruya Co., Ltd.	10,400	18,903
#	Matsumotokiyoshi Holdings Co., Ltd.	35,900	698,636
#*	Maxvalu Tohok Co., Ltd.	18,200	132,339
	Maxvalu Tokai Co., Ltd.	57,900	723,909
#	Megmilk Snow Brand Co., Ltd.	194,300	2,974,001
#	Meito Sangyo Co., Ltd.	53,600	691,233
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,527,848
#	Milbon Co., Ltd.	49,014	1,357,113
	Ministop Co., Ltd.	70,200	1,146,252
#	Mitsui Sugar Co., Ltd.	453,850	1,905,564
	Miyoshi Oil & Fat Co., Ltd.	261,000	379,906
	Morinaga & Co., Ltd.	933,000	2,152,737
	Morinaga Milk Industry Co., Ltd.	886,000	3,167,276
	Morishita Jinton Co., Ltd.	47,800	186,097
	Morozoff, Ltd.	108,000	350,882
	Nagatanien Co., Ltd.	115,000	1,204,087
#	Nakamuraya Co., Ltd.	203,000	1,010,941
	Nichimo Co., Ltd.	112,000	228,458
	Nichirei Corp.	792,000	3,384,614
#	Nihon Chouzai Co., Ltd.	20,300	685,403
	Niitaka Co., Ltd.	7,260	78,556
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,214,579
	Nippon Flour Mills Co., Ltd.	557,000	2,547,858
#*	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	314,444
#	Nippon Suisan Kaisha, Ltd.	922,300	2,562,728
	Nisshin Oillio Group, Ltd. (The)	550,000	2,600,204
	Nissin Sugar Manufacturing Co., Ltd.	149,000	337,204
	Nitto Flour Milling Co., Ltd.	64,000	238,916
*	Noevir Holdings Co., Ltd.	5,900	65,824
	Oenon Holdings, Inc.	247,000	567,671
#	Oie Sangyo Co., Ltd.	20,900	198,852
	Okuwa Co., Ltd.	115,000	1,197,321
	Olympic Corp.	64,900	456,224
	Pietro Co., Ltd.	10,300	102,881
	Pigeon Corp.	69,300	2,166,186
	Poplar Co., Ltd.	25,760	139,429
#	Prima Meat Packers, Ltd.	671,000	815,495
#	Riken Vitamin Co., Ltd.	79,200	1,986,843
#	Rock Field Co., Ltd.	47,000	774,340
	Ryoshoku, Ltd.	91,300	1,916,871
#	S Foods, Inc.	73,762	621,308
	Sakata Seed Corp.	164,600	2,421,090
	San-A Co., Ltd.	17,200	671,244
	Shoei Foods Corp.	44,000	279,433
	Showa Sangyo Co., Ltd.	524,000	1,524,437

	Sogo Medical Co., Ltd.	23,000	$607,420
	Sonton Food Industry Co., Ltd.	43,000	345,108
	Starzen Co., Ltd.	279,000	811,593
	Sugi Holdings Co., Ltd.	103,700	2,406,274
#	Takara Holdings, Inc.	640,000	3,161,968
	Three F Co., Ltd.	17,700	111,090
	Tobu Store Co., Ltd.	212,000	618,986
	Toho Co., Ltd.	158,000	576,971
#	Tohto Suisan Co., Ltd.	120,000	201,803
#	Torigoe Co., Ltd. (The)	84,500	740,224
	Toyo Sugar Refining Co., Ltd.	157,000	196,697
	Tsukiji Uoichiba Co., Ltd.	56,000	70,697
	Tsuruha Holdings, Inc.	60,100	2,731,295
#*	Unicafe, Inc.	15,060	72,634
#*	Unihair Co., Ltd.	120,250	1,408,063
	Uoriki Co., Ltd.	400	4,503
	Valor Co., Ltd.	175,400	1,744,472
	Warabeya Nichiyo Co., Ltd.	51,360	640,540
#	Yaizu Suisankagaku Industry Co., Ltd.	41,000	398,240
	Yaoko Co., Ltd.	40,800	1,269,437
	Yomeishu Seizo Co., Ltd.	100,000	946,393
	Yonekyu Corp.	100,000	816,692
	Yuasa Funashoku Co., Ltd.	112,000	269,500
#	Yukiguni Maitake Co., Ltd.	102,556	636,659
	Yutaka Foods Corp.	6,000	95,847
Total Consumer Staples			131,510,758

Energy — (1.0%)
*	AOC Holdings, Inc.	154,800	1,035,323
	BP Castrol K.K.	66,500	274,320
#*	Fuji Kosan Co., Ltd.	264,000	294,720
#	Itochu Enex Co., Ltd.	302,200	1,734,047
*	Japan Drilling Co., Ltd.	1,400	58,898
	Japan Oil Transportation Co., Ltd.	79,000	219,451
	Kanto Natural Gas Development Co., Ltd.	155,000	1,040,635
#	Kyoei Tanker Co., Ltd.	111,000	231,930
	Mitsuuroko Co., Ltd.	166,300	1,055,022
#	Modec, Inc.	77,700	1,419,932
#	Nippon Gas Co., Ltd.	148,900	2,036,135
	Nippon Seiro Co., Ltd.	64,000	224,842
	Sala Corp.	128,500	600,275
	San-Ai Oil Co., Ltd.	273,000	1,459,332
#	Shinko Plantech Co., Ltd.	164,000	1,894,522
	Sinanen Co., Ltd.	251,000	1,152,684
	Toa Oil Co., Ltd.	337,000	473,437
#	Toyo Kanetsu K.K.	507,000	1,286,109
Total Energy			16,491,614

Financials — (8.5%)
	Aichi Bank, Ltd. (The)	37,700	2,344,457
	Airport Facilities Co., Ltd.	120,570	521,953
	Akita Bank, Ltd. (The)	759,400	2,464,389
	Aomori Bank, Ltd. (The)	753,000	2,311,052
#	Awa Bank, Ltd. (The)	373,000	2,264,886
	Bank of Iwate, Ltd. (The)	61,700	2,450,294
*	Bank of Kochi, Ltd. (The)	2,000	2,116
	Bank of Nagoya, Ltd. (The)	564,297	1,818,433
	Bank of Okinawa, Ltd. (The)	92,500	3,766,438
	Bank of Saga, Ltd. (The)	624,000	1,755,474
	Bank of the Ryukyus, Ltd.	135,480	1,546,020
#*	Cedyna Financial Corp.	589,850	1,100,640

	Century Tokyo Leasing Corp.	254,990	$4,201,710
*	Chiba Kogyo Bank, Ltd. (The)	180,300	1,034,363
	Chukyo Bank, Ltd. (The)	675,000	1,629,245
#	Daibiru Corp.	201,400	1,749,780
	Daiko Clearing Services Corp.	49,700	184,449
#*	Daikyo, Inc.	1,063,000	1,644,293
	Daisan Bank, Ltd. (The)	621,000	1,604,237
	Daishi Bank, Ltd. (The)	883,000	2,919,990
	Daito Bank, Ltd. (The)	485,000	315,251
	Ehime Bank, Ltd. (The)	641,000	1,807,053
	Eighteenth Bank, Ltd. (The)	689,000	1,913,572
	FIDEA Holdings Co., Ltd.	191,600	547,232
	Fukui Bank, Ltd. (The)	862,000	2,683,901
	Fukushima Bank, Ltd.	836,000	482,855
	Fuyo General Lease Co., Ltd.	84,500	2,517,445
	Goldcrest Co., Ltd.	69,400	1,358,541
#	Heiwa Real Estate Co., Ltd.	288,000	664,813
	Higashi-Nippon Bank, Ltd.	659,000	1,428,953
	Higo Bank, Ltd. (The)	532,000	2,965,963
	Hokkoku Bank, Ltd. (The)	865,000	2,921,651
	Hokuetsu Bank, Ltd. (The)	920,000	2,105,852
#*	Hulic Co., Ltd.	25,000	217,423
	Hyakugo Bank, Ltd. (The)	841,609	3,779,647
	Hyakujishi Bank, Ltd. (The)	802,000	3,019,115
	IBJ Leasing Co., Ltd.	85,800	2,063,234
	Ichiyoshi Securities Co., Ltd.	165,800	1,128,554
	Iida Home Max.	63,800	587,456
*	Iwai Cosmo Holdings, Inc.	9,100	51,215
#*	Japan Asia Investment Co., Ltd.	118,000	122,114
	Juroku Bank, Ltd.	802,000	2,629,201
#	kabu.com Securities Co., Ltd.	313,300	1,069,307
	Kagoshima Bank, Ltd. (The)	357,000	2,414,176
	Keihanshin Real Estate Co., Ltd.	18,800	95,988
	Keiyo Bank, Ltd. (The)	191,000	954,912
#*	Kenedix, Inc.	9,531	1,929,479
	Kirayaka Bank, Ltd.	98,000	97,875
	Kita-Nippon Bank, Ltd. (The)	29,706	727,805
	Kiyo Holdings, Inc.	2,513,900	3,502,899
#	Kobayashi Yoko Co., Ltd.	262,200	637,110
#	Kosei Securities Co., Ltd.	285,000	267,192
	Kyokuto Securities Co., Ltd.	58,400	411,141
#*	Leopalace21 Corp.	420,685	550,710
	Marusan Securities Co., Ltd.	280,800	1,372,438
	Michinoku Bank, Ltd. (The)	524,000	999,350
*	Mie Bank, Ltd. (The)	76,000	204,464
	Minato Bank, Ltd. (The)	1,063,000	1,910,416
	Mito Securities Co., Ltd.	254,000	375,926
	Miyazaki Bank, Ltd. (The)	582,000	1,393,635
#*	Mizuho Investors Securities Co., Ltd.	1,650,500	1,528,461
#	Monex Group, Inc.	7,698	1,797,899
	Musashino Bank, Ltd.	124,900	4,048,860
	Nagano Bank, Ltd. (The)	314,000	705,354
	Nanto Bank, Ltd. (The)	200,000	975,189
*	New Real Property K.K.	43,900	—
#*	NIS Group Co., Ltd.	1,015,125	109,625
#	Nisshin Fudosan Co., Ltd.	95,000	500,811
	Ogaki Kyoritsu Bank, Ltd. (The)	1,044,000	3,414,814
	Oita Bank, Ltd. (The)	669,900	2,270,453
	Okasan Securities Group, Inc.	755,000	2,870,203
	Ricoh Leasing Co., Ltd.	78,500	1,914,496
	San-in Godo Bank, Ltd. (The)	492,000	3,663,263

	Sankei Building Co., Ltd.	173,500	$1,028,188
*	Shiga Bank, Ltd.	76,000	398,747
	Shikoku Bank, Ltd.	793,000	2,425,646
#	Shimizu Bank, Ltd.	33,900	1,496,282
	Sumitomo Real Estate Sales Co., Ltd.	35,550	1,422,280
*	Sun Frontier Fudousan Co., Ltd.	208	22,248
#*	Taiko Bank, Ltd. (The)	7,000	22,730
#	Takagi Securities Co., Ltd.	206,000	220,363
	TOC Co., Ltd.	435,250	1,723,380
	Tochigi Bank, Ltd.	443,000	1,959,872
	Toho Bank, Ltd.	892,200	2,412,852
	Toho Real Estate Co., Ltd.	140,700	880,314
	Tohoku Bank, Ltd. (The)	389,000	616,676
	Tokai Tokyo Financial Holdings, Inc.	945,000	3,227,647
	Tokyo Rakutenchi Co., Ltd.	218,000	681,947
	Tokyo Tatemono Real Estate Sales Co., Ltd.	7,000	20,680
#	Tokyo Theatres Co, Inc.	290,000	394,156
#	Tokyo Tomin Bank, Ltd.	127,000	1,647,810
#	Tokyu Livable, Inc.	103,200	905,674
	Tomato Bank, Ltd.	397,000	773,593
*	TOMONY Holdings, Inc.	599,350	2,212,598
	Tosei Corp.	99	33,579
	Tottori Bank, Ltd.	328,000	666,045
	Towa Bank, Ltd.	951,000	1,175,726
	Toyo Securities Co., Ltd.	327,000	519,651
*	Tsukuba Bank, Ltd.	208,400	634,133
	Yachiyo Bank, Ltd. (The)	21,300	724,900
	Yamagata Bank, Ltd.	614,500	3,061,884
	Yamanashi Chuo Bank, Ltd.	589,000	2,857,957
Total Financials			149,507,069

Health Care — (3.6%)
#	As One Corp.	71,668	1,518,286
*	Asia Alliance Holdings Co., Ltd.	380,800	50,358
	ASKA Pharmaceutical Co., Ltd.	101,000	901,481
#	BML, Inc.	41,500	1,170,434
	CMIC Co., Ltd.	17,000	283,884
	Create Medic Co., Ltd.	28,000	276,227
	Eiken Chemical Co., Ltd.	74,800	877,091
#	EPS Co., Ltd.	158	369,147
	FALCO SD HOLDINGS Co., Ltd.	34,300	288,954
	Fuso Pharmaceutical Industries, Ltd.	320,000	953,915
	Hitachi Medical Corp.	85,000	1,027,870
	Hogy Medical Co., Ltd.	49,000	2,097,421
#	Iwaki & Co., Ltd.	55,000	138,199
	Japan Medical Dynamic Marketing, Inc.	44,900	120,273
#	Jeol, Ltd.	273,000	795,028
	JMS Co., Ltd.	126,000	424,375
	Kaken Pharmaceutical Co., Ltd.	353,000	4,216,704
	Kawanishi Holdings, Ltd.	7,400	71,119
	Kawasumi Laboratories, Inc.	45,000	311,191
#	Kissei Pharmaceutical Co., Ltd.	106,300	1,993,542
	KYORIN Holdings, Inc.	205,000	3,492,721
#	M3, Inc.	448	2,722,369
#	Mochida Pharmaceutical Co., Ltd.	260,000	3,077,618
	Nagaileben Co., Ltd.	8,100	201,600
#	Nichii Gakkan Co.	227,100	1,789,205
	Nihon Kohden Corp.	159,200	3,468,129
	Nikkiso Co., Ltd.	250,000	2,108,611
#	Nippon Chemiphar Co., Ltd.	131,000	418,050
#	Nippon Shinyaku Co., Ltd.	239,000	3,058,098

#	Nipro Corp.	189,900	$3,754,553
	Nissui Pharmaceutical Co., Ltd.	64,200	544,490
#	Paramount Bed Co., Ltd.	82,000	2,249,017
	Rion Co., Ltd.	5,000	33,879
	Rohto Pharmaceutical Co., Ltd.	223,000	2,395,089
#	Sawai Pharmaceutical Co., Ltd.	53,400	4,608,802
	Seikagaku Corp.	179,800	2,251,138
#	Shin Nippon Biomedical Laboratories, Ltd.	24,700	101,305
	Ship Healthcare Holdings, Inc.	102,400	1,289,556
#	Toho Holdings Co., Ltd.	150,000	1,638,681
	Torii Pharmaceutical Co., Ltd.	65,200	1,299,076
#	Towa Pharmaceutical Co., Ltd.	42,300	2,139,552
#	Vital KSK Holdings, Inc.	150,600	1,221,977
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	307,910
#	ZERIA Pharmaceutical Co., Ltd.	109,000	1,307,974
Total Health Care			63,364,899

Industrials — (23.1%)
#*	A&A Material Corp.	235,000	279,490
*	A&D Co., Ltd.	6,900	22,941
	Advan Co., Ltd.	98,600	816,474
#*	Advanex, Inc.	73,000	68,380
#	Aeon Delight Co., Ltd.	85,600	1,431,715
	Aica Kogyo Co., Ltd.	244,300	3,200,133
	Aichi Corp.	132,000	604,743
	Aida Engineering, Ltd.	273,600	1,227,335
	Airtech Japan, Ltd.	18,300	87,118
	Alps Logistics Co., Ltd.	50,700	526,961
#	Altech Co., Ltd.	23,000	88,598
	Altech Corp.	37,150	286,546
	Amano Corp.	281,000	2,693,343
	Ando Corp.	257,000	386,977
	Anest Iwata Corp.	149,000	798,407
#	Asahi Diamond Industrial Co., Ltd.	241,000	4,621,193
#	Asahi Holdings, Inc.	115,950	2,359,101
	Asahi Kogyosha Co., Ltd.	99,000	445,096
#*	Asanuma Corp.	866,000	1,079,348
	Asia Air Survey Co., Ltd.	32,000	103,784
	Asunaro Aoki Construction Co., Ltd.	161,000	920,057
	Ataka Construction & Engineering Co., Ltd.	60,000	218,400
	Bando Chemical Industries, Ltd.	348,000	1,617,861
	Benefit One, Inc.	3	2,084
	Biken Techno Corp.	14,100	69,438
	Bunka Shutter Co., Ltd.	227,000	698,616
*	C&I Holdings Co., Ltd.	405,500	14,563
	Central Glass Co., Ltd.	698,000	2,817,317
	Central Security Patrols Co., Ltd.	43,700	436,717
*	Chiyoda Integre Co., Ltd.	3,700	53,853
	Chudenko Corp.	130,500	1,661,602
#	Chugai Ro Co., Ltd.	340,000	1,510,551
	CKD Corp.	241,400	2,416,339
#	Comsys Holdings Corp.	259,900	2,626,905
#	Cosel Co., Ltd.	108,800	1,678,824
	CTI Engineering Co., Ltd.	44,000	298,682
	Dai-Dan Co., Ltd.	156,000	954,539
	Daido Kogyo Co., Ltd.	145,000	290,518
	Daifuku Co., Ltd.	328,000	2,383,144
	Daihen Corp.	448,000	1,881,564
	Daiho Corp.	846,000	1,300,938
#*	Daiichi Chuo K.K.	475,000	942,039
	Daiichi Jitsugyo Co., Ltd.	188,000	749,941

#	Daiseki Co., Ltd.	143,463	$2,803,808
#*	Daisue Construction Co., Ltd.	271,500	267,268
	Daiwa Industries, Ltd.	178,000	930,196
	Daiwa Odakyu Construction Co., Ltd.	63,500	189,864
#*	Danto Holdings Corp.	441,000	519,714
#	Denyo Co., Ltd.	85,100	1,247,548
*	Dijet Industrial Co., Ltd.	80,000	130,506
#	DMW Corp.	4,800	86,492
*	Dream Incubator, Inc.	168	125,326
	Duskin Co., Ltd.	209,900	3,893,500
#*	Enshu, Ltd.	142,000	174,071
	Freesia Macross Corp.	1,355,000	261,235
#*	Fujisash Co., Ltd.	49,300	50,548
	Fujitec Co., Ltd.	319,000	1,691,716
#	Fukuda Corp.	639,000	2,609,650
	Fukusima Industries Corp.	29,700	357,258
#	Fukuyama Transporting Co., Ltd.	574,400	2,789,294
	Funai Consulting, Inc.	99,300	636,433
*	Furukawa Co., Ltd.	1,391,000	1,437,818
#	Furusato Industries, Ltd.	50,600	455,225
	Futaba Corp.	154,300	2,970,993
#	Gecoss Corp.	112,400	519,890
*	Glory, Ltd.	13,100	289,267
#*	Hamai Co., Ltd.	92,000	141,455
#	Hanwa Co., Ltd.	764,000	3,380,796
*	Hazama Corp.	285,800	439,928
	Hibiya Engineering, Ltd.	125,900	1,236,225
	Hisaka Works, Ltd.	4,000	48,637
	Hitachi Cable, Ltd.	690,000	1,776,798
	Hitachi Metals Techno, Ltd.	56,500	282,440
	Hitachi Tool Engineering, Ltd.	94,000	1,029,597
#	Hitachi Transport System, Ltd.	27,400	385,039
#	Hitachi Zosen Corp.	2,937,500	4,139,223
#	Hokuetsu Industries Co., Ltd.	85,000	274,855
	Hokuriku Electrical Construction Co., Ltd.	56,000	190,118
	Hosokawa Micron Corp.	140,000	647,091
#*	Howa Machinery, Ltd.	379,000	408,763
#	Ichiken Co., Ltd.	87,000	135,860
	ICHINEN HOLDINGS Co., Ltd.	71,100	351,134
#	Idec Corp.	137,000	1,390,107
	IHI Transport Machinery Co., Ltd.	73,000	358,264
#	Iino Kaiun Kaisha, Ltd.	354,300	1,935,469
	Inaba Denki Sangyo Co., Ltd.	86,300	2,450,863
	Inaba Seisakusho Co., Ltd.	58,800	658,584
	Inabata & Co., Ltd.	205,700	1,260,564
#	Inui Steamship Co., Ltd.	86,600	515,950
#*	Iseki & Co., Ltd.	718,000	1,652,056
	Ishii Iron Works Co., Ltd.	110,000	261,322
#*	Ishikawa Seisakusho, Ltd.	101,000	86,990
	Ishikawajima Construction Materials Co., Ltd.	202,000	319,589
	Itoki Corp.	174,200	410,809
#	Iwatani International Corp.	887,000	2,950,816
#*	Jalux, Inc.	40,800	400,524
	Jamco Corp.	80,000	433,862
#	Japan Airport Terminal Co., Ltd.	145,600	1,837,320
#	Japan Foundation Engineering Co., Ltd.	95,600	384,045
	Japan Kenzai Co., Ltd.	92,540	533,054
	Japan Pulp & Paper Co., Ltd.	464,000	1,745,412
	Japan Transcity Corp.	231,000	829,628
	JFE Shoji Holdings, Inc.	411,000	1,785,589
*	Juki Corp.	28,000	62,902

	Kamei Corp.	118,000	$481,552
	Kanaden Corp.	116,000	718,419
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	983,583
	Kanamoto Co., Ltd.	112,000	849,842
	Kandenko Co., Ltd.	384,000	2,164,857
*	Kanematsu Corp.	1,526,625	1,521,583
#*	Kanematsu-NNK Corp.	113,000	256,200
	Katakura Industries Co., Ltd.	115,100	1,102,430
	Kato Works Co., Ltd.	197,000	584,396
	KAWADA TECHNOLOGIES, Inc.	102,900	2,039,489
	Kawagishi Bridge Works Co., Ltd.	38,000	133,247
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	349,789
	Keihin Co., Ltd. (The)	199,000	222,147
#	Kimura Chemical Plants Co., Ltd.	59,400	345,010
	Kinki Sharyo Co., Ltd.	185,000	806,187
	Kintetsu World Express, Inc.	79,000	2,469,774
*	Kitagawa Iron Works Co., Ltd.	335,000	673,075
#	Kitano Construction Corp.	242,000	626,121
	Kitazawa Sangyo Co., Ltd.	54,500	107,539
#	Kitz Corp.	416,800	2,008,113
	Kodensha Co., Ltd. (The)	25,000	58,584
	Koike Sanso Kogyo Co., Ltd.	149,000	383,099
#*	Koito Industries, Ltd.	102,000	158,458
	Kokuyo Co., Ltd.	298,925	2,288,429
	Komai Tekko, Inc.	109,000	310,854
#	Komatsu Wall Industry Co., Ltd.	32,900	328,390
	Komori Corp.	190,600	1,774,659
	Kondotec, Inc.	40,500	342,939
*	Kosaido Co., Ltd.	356,100	457,511
	KRS Corp.	37,200	382,650
*	Kumagai Gumi Co., Ltd.	583,800	688,521
	Kuroda Electric Co., Ltd.	115,400	1,436,813
	Kyodo Printing Co., Ltd.	325,000	742,763
#	Kyoei Sangyo Co., Ltd.	97,000	184,283
	Kyokuto Boeki Kaisha, Ltd.	58,000	105,429
#	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	749,168
#	Kyosan Electric Manufacturing Co., Ltd.	225,000	1,197,038
#	Kyowa Exeo Corp.	322,000	3,222,424
	Kyudenko Corp.	204,000	1,300,202
*	Lonseal Corp.	116,000	153,321
	Maeda Corp.	613,000	2,007,334
	Maeda Road Construction Co., Ltd.	289,000	2,954,780
*	Maezawa Industries, Inc.	35,700	117,551
	Maezawa Kasei Industries Co., Ltd.	50,700	517,778
	Maezawa Kyuso Industries Co., Ltd.	50,400	704,242
#*	Makino Milling Machine Co., Ltd.	388,000	3,292,417
	Marubeni Construction Material Lease Co., Ltd.	75,000	130,667
	Maruka Machinery Co., Ltd.	28,100	224,103
	Maruwn Corp.	66,000	171,842
#	Maruyama Manufacturing Co, Inc.	150,000	313,428
	Maruzen Showa Unyu Co., Ltd.	306,000	1,069,227
#	Matsuda Sangyo Co., Ltd.	80,682	1,223,737
	Matsui Construction Co., Ltd.	98,600	425,219
	Max Co., Ltd.	189,000	2,332,862
#	Meidensha Corp.	773,050	3,442,025
*	Meiji Machine Co., Ltd.	55,000	14,504
	Meiji Shipping Co., Ltd.	105,700	388,967
#*	Meitec Corp.	137,300	2,745,454
	Meito Transportation Co., Ltd.	22,000	173,981
#*	Meiwa Trading Co., Ltd.	140,000	439,441
	Mesco, Inc.	30,000	231,054

*	Mirait Holdings Corp.	274,685	$2,227,425
	Mitani Corp.	52,600	626,747
	Mitsubishi Kakoki Kaisha, Ltd.	229,000	522,566
	Mitsubishi Pencil Co., Ltd.	104,500	1,660,892
	Mitsuboshi Belting, Ltd.	287,000	1,571,516
#	Mitsui Matsushima Co., Ltd.	338,000	786,826
	Mitsui-Soko Co., Ltd.	485,000	1,888,511
	Mitsumura Printing Co., Ltd.	93,000	313,401
#	Miura Co., Ltd.	137,600	4,122,533
*	Miura Printing Corp.	19,000	25,397
#*	Miyaji Engineering Group, Inc.	1,395,175	1,887,014
#*	Miyakoshi Corp.	45,000	145,971
*	Mori Denki Mfg. Co., Ltd.	625,000	135,736
#	Mori Seiki Co., Ltd.	381,900	4,541,844
	Morita Holdings Corp.	156,000	1,019,195
	Moshi Moshi Hotline, Inc.	108,650	2,028,884
	Mystar Engineering Corp.	15,600	67,876
	Nac Co., Ltd.	25,400	446,978
	Nachi-Fujikoshi Corp.	663,000	3,759,884
	Naikai Zosen Corp.	73,000	333,840
	Nakano Corp.	98,000	275,967
	Narasaki Sangyo Co., Ltd.	56,000	102,242
	NEC Capital Solutions, Ltd.	45,100	739,988
	NEC Networks & System Integration Corp.	109,600	1,392,691
	New Tachikawa Aircraft Co., Ltd.	9,900	458,083
	Nichias Corp.	436,000	2,725,563
	Nichiban Co., Ltd.	122,000	420,447
*	Nichiden Corp.	2,600	77,396
	Nichiha Corp.	98,380	934,431
	Nichireki Co., Ltd.	96,000	473,703
	Nihon M&A Center, Inc.	48	256,452
	Nikko Co., Ltd.	127,000	547,102
	Nippo Corp.	256,000	2,047,521
	Nippon Carbon Co., Ltd.	421,000	1,006,453
#	Nippon Conveyor Co., Ltd.	168,000	184,755
	Nippon Densetsu Kogyo Co., Ltd.	191,000	2,030,848
	Nippon Denwa Shisetu Co., Ltd.	203,000	670,179
	Nippon Filcon Co., Ltd.	70,900	361,702
	Nippon Hume Corp.	91,000	419,877
#	Nippon Jogesuido Sekkei Co., Ltd.	289	458,766
	Nippon Kanzai Co., Ltd.	43,000	743,325
	Nippon Koei Co., Ltd.	272,000	985,810
	Nippon Konpo Unyu Soko Co., Ltd.	261,000	2,915,004
	Nippon Road Co., Ltd. (The)	20,000	65,878
	Nippon Seisen Co., Ltd.	103,000	566,403
#	Nippon Sharyo, Ltd.	260,000	1,184,344
	Nippon Shindo Co., Ltd.	8,000	15,058
#	Nippon Signal Co., Ltd.	218,600	1,667,932
#	Nippon Steel Trading Co., Ltd.	294,000	882,481
	Nippon Thompson Co., Ltd.	270,000	2,149,082
	Nippon Tungsten Co., Ltd.	80,000	253,354
	Nippon Yusoki Co., Ltd.	138,000	361,651
	Nishimatsu Construction Co., Ltd.	1,012,000	1,601,892
	Nishishiba Electric Co., Ltd.	101,000	297,400
	Nissei Corp.	104,600	894,804
*	Nissei Plastic Industrial Co., Ltd.	377,600	1,294,451
#	Nissha Printing Co., Ltd.	111,400	2,402,831
	Nissin Corp.	350,000	942,587
	Nissin Electric Co., Ltd.	175,000	1,448,803
	Nitchitsu Co., Ltd.	58,000	149,556
#	Nitta Corp.	105,800	1,900,668

#	Nitto Boseki Co., Ltd.	888,000	$2,078,137
	Nitto Kogyo Corp.	149,000	1,721,812
	Nitto Kohki Co., Ltd.	67,900	1,726,528
	Nitto Seiko Co., Ltd.	122,000	396,541
#*	Nittoc Construction Co., Ltd.	316,000	775,228
	Noda Corp.	169,300	790,970
	Nomura Co., Ltd.	205,000	600,697
	Noritake Co., Ltd.	531,000	2,255,860
	Noritz Corp.	83,000	1,465,994
#	NS United Kaiun Kaisha, Ltd.	452,000	962,945
#*	Oak Capital Corp.	53,135	79,896
*	Obara Corp.	3,700	46,639
	Obayashi Road Corp.	106,000	303,458
	Oiles Corp.	123,842	2,376,136
*	Okamoto Machine Tool Works, Ltd.	163,000	248,490
#	Okamura Corp.	286,900	1,616,282
	Okano Valve Manufacturing Co., Ltd.	45,000	268,824
#*	Oki Electric Cable Co., Ltd.	90,000	192,421
#*	OKK Corp.	255,000	337,130
#*	OKUMA Corp.	513,000	4,206,055
	Okumura Corp.	754,400	3,154,009
	Onoken Co., Ltd.	58,900	553,971
	Organo Corp.	163,000	1,176,617
*	Original Engineering Consultants Co., Ltd.	61,500	93,046
	OSG Corp.	246,400	3,559,914
	Oyo Corp.	100,900	982,239
#*	P.S. Mitsubishi Construction Co., Ltd.	76,800	332,094
	Park24 Co., Ltd.	118,700	1,152,907
#*	Pasco Corp.	55,000	207,725
	Pasona Group, Inc.	119	101,695
#	Penta-Ocean Construction Co., Ltd.	1,087,500	2,702,389
	Pilot Corp.	763	1,401,407
	Pronexus, Inc.	133,200	661,524
	Raito Kogyo Co., Ltd.	193,700	723,502
	Rheon Automatic Machinery Co., Ltd.	64,000	152,152
*	Ryobi, Ltd.	575,200	2,307,806
*	Sailor Pen Co., Ltd.	69,000	42,572
	Sakai Heavy Industries, Ltd.	126,000	273,382
#*	Sakurada Co., Ltd.	57,000	20,486
#*	Sanix, Inc.	135,300	376,212
	Sanki Engineering Co., Ltd.	245,000	1,540,814
#	Sanko Metal Industrial Co., Ltd.	118,000	352,336
*	Sankyo-Tateyama Holdings, Inc.	1,142,000	1,848,998
#	Sankyu, Inc.	863,000	4,134,248
	Sanritsu Corp.	16,700	116,095
	Sanwa Holdings Corp.	769,000	2,587,796
	Sanyo Denki Co., Ltd.	210,000	1,663,962
	Sanyo Engineering & Construction, Inc.	48,000	195,148
	Sanyo Industries, Ltd.	77,000	141,955
#	Sasebo Heavy Industries Co., Ltd.	573,000	1,171,121
#	Sato Corp.	109,300	1,447,800
	Sato Shoji Corp.	65,300	396,713
#*	Sawafuji Electric Co., Ltd.	42,000	154,409
	Secom Joshinetsu Co., Ltd.	33,900	1,020,246
	Seibu Electric Industry Co., Ltd.	67,000	298,122
	Seika Corp.	285,000	778,403
#*	Seikitokyu Kogyo Co., Ltd.	307,000	328,053
	Seino Holdings Co., Ltd.	268,000	2,024,576
	Sekisui Jushi Co., Ltd.	142,000	1,466,601
#	Senko Co., Ltd.	384,000	1,243,977
	Senshu Electric Co., Ltd.	37,300	461,057

#	Shibusawa Warehouse Co., Ltd.	231,000	$761,802
#	Shibuya Kogyo Co., Ltd.	80,100	826,127
	Shima Seiki Manufacturing Co., Ltd.	100,200	2,588,110
#	Shin Nippon Air Technologies Co., Ltd.	78,680	407,542
	Shin-Keisei Electric Railway Co., Ltd.	174,000	721,699
#	Shin-Kobe Electric Machinery Co., Ltd.	102,000	1,379,497
	Shinmaywa Industries, Ltd.	418,000	1,765,699
#	Shinnihon Corp.	194,800	667,317
	Shinsho Corp.	202,000	516,934
#	Sho-Bond Corp.	100,600	2,682,889
#	Shoko Co., Ltd.	316,000	433,231
#	Showa Aircraft Industry Co., Ltd.	112,000	859,278
#	Sinfonia Technology Co., Ltd.	496,000	1,505,015
	Sintokogio, Ltd.	201,000	2,112,948
	Soda Nikka Co., Ltd.	67,000	295,712
	Sohgo Security Services Co., Ltd.	241,900	2,629,398
	Sotetsu Holdings, Inc.	300,000	833,646
	Space Co., Ltd.	73,420	485,052
	Subaru Enterprise Co., Ltd.	59,000	171,703
	Sugimoto & Co., Ltd.	34,100	329,483
*	Sumikin Bussan Corp.	24,000	56,925
	Sumitomo Densetsu Co., Ltd.	98,100	462,987
#*	Sumitomo Mitsui Construction Co., Ltd.	294,300	381,867
#	Sumitomo Precision Products Co., Ltd.	156,000	1,085,538
	Sumitomo Warehouse Co., Ltd.	503,000	2,431,536
#*	Suzuki Metal Industry Co., Ltd.	71,000	167,735
*	SWCC Showa Holdings Co., Ltd.	889,000	1,113,932
#	Tadano, Ltd.	395,579	2,518,988
	Taihei Dengyo Kaisha, Ltd.	146,000	1,233,751
	Taihei Kogyo Co., Ltd.	256,000	1,254,648
#	Taiheiyo Kouhatsu, Inc.	95,000	92,418
#	Taikisha, Ltd.	131,000	2,490,241
	Takada Kiko Co., Ltd.	283,000	728,241
	Takano Co., Ltd.	51,100	345,145
#	Takaoka Electric Manufacturing Co., Ltd.	262,000	1,159,241
#	Takara Printing Co., Ltd.	38,055	306,055
	Takara Standard Co., Ltd.	501,000	4,018,754
#	Takasago Thermal Engineering Co., Ltd.	291,400	2,581,638
#	Takashima & Co., Ltd.	137,000	297,074
	Takigami Steel Construction Co., Ltd.	50,000	160,531
#*	Takisawa Machine Tool Co., Ltd.	191,000	256,650
*	Takuma Co., Ltd.	316,000	1,074,391
#	Tanseisha Co., Ltd.	74,000	344,639
#	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	926,393
	TECHNO ASSOCIE Co., Ltd.	58,400	477,618
	Techno Ryowa, Ltd.	71,390	359,067
	Teikoku Electric Manufacturing Co., Ltd.	31,800	590,460
*	Tekken Corp.	521,000	794,560
#	Temp Holdings Co., Ltd.	43,700	392,169
	Teraoka Seisakusho Co., Ltd.	53,600	245,478
	TOA Corp.	780,000	1,555,762
#	TOA ROAD Corp.	155,000	360,819
#*	Tobishima Corp.	1,548,500	668,927
	Tocalo Co., Ltd.	54,700	985,688
	Toda Corp.	814,000	3,210,536
	Toenec Corp.	212,000	1,255,447
	Tokai Lease Co., Ltd.	86,000	184,062
	Toko Electric Corp.	76,000	425,436
	Tokyo Energy & Systems, Inc.	126,000	829,376
	TOKYO KEIKI, Inc.	265,000	383,669
#*	Tokyo Kikai Seisakusho, Ltd.	300,000	262,428

	Tokyo Sangyo Co., Ltd.	78,000	$253,712
#	Tokyu Community Corp.	32,600	929,746
	Tokyu Construction Co., Ltd.	14,950	44,220
	Toli Corp.	207,000	496,014
#	Tomoe Corp.	115,500	483,060
	Tonami Holdings Co., Ltd.	331,000	654,729
	Toppan Forms Co., Ltd.	191,200	1,663,755
*	Tori Holdings Co., Ltd.	217,700	47,674
#	Torishima Pump Manufacturing Co., Ltd.	84,800	1,259,863
	Toshiba Machine Co., Ltd.	440,000	2,375,776
#	Toshiba Plant Kensetsu Co., Ltd.	191,450	2,161,124
*	Tosho Printing Co., Ltd.	243,000	372,381
	Totetsu Kogyo Co., Ltd.	122,000	1,138,144
#*	Totoku Electric Co., Ltd.	61,000	82,063
#	Toyo Construction Co., Ltd.	60,000	72,130
	Toyo Electric Manufacturing Co., Ltd.	158,000	751,311
	Toyo Engineering Corp.	581,400	2,239,028
#	Toyo Machinery & Metal Co., Ltd.	42,400	133,915
*	Toyo Shutter Co., Ltd.	4,800	21,023
#	Toyo Tanso Co, Ltd.	42,100	2,283,030
	Toyo Wharf & Warehouse Co., Ltd.	274,000	437,759
	Trinity Industrial Corp.	56,000	234,588
#	Trusco Nakayama Corp.	98,900	1,774,725
	Tsubakimoto Chain Co.	584,700	3,004,465
	Tsubakimoto Kogyo Co., Ltd.	97,000	246,897
#	Tsugami Corp.	267,000	1,862,996
	Tsukishima Kikai Co., Ltd.	127,000	1,213,412
	Tsurumi Manufacturing Co., Ltd.	94,000	710,977
#	Tsuzuki Denki Co., Ltd.	75,000	681,655
	TTK Co., Ltd.	62,000	330,949
	Uchida Yoko Co., Ltd.	186,000	592,037
#	Ueki Corp.	453,000	1,217,253
#	Union Tool Co.	59,400	1,410,920
	Utoc Corp.	92,900	258,039
#*	Wakachiku Construction Co., Ltd.	1,644,000	2,561,633
	Weathernews, Inc.	26,700	585,451
	Yahagi Construction Co., Ltd.	141,500	791,280
	Yamabiko Corp.	28,782	348,159
	Yamato Corp.	82,000	315,732
	Yamaura Corp.	40,500	117,311
#	Yamazen Co., Ltd.	305,500	1,783,025
	Yasuda Warehouse Co., Ltd. (The)	95,800	564,991
	Yokogawa Bridge Holdings Corp.	139,400	1,022,692
	Yondenko Corp.	132,800	598,374
*	Yuasa Trading Co., Ltd.	810,000	1,020,412
	Yuken Kogyo Co., Ltd.	156,000	326,400
	Yurtec Corp.	231,000	1,391,286
#	Yusen Logistics Co., Ltd.	67,700	1,056,858
	Yushin Precision Equipment Co., Ltd.	55,934	1,021,635
Total Industrials			403,478,123

Information Technology — (9.2%)
	Ai Holdings Corp.	182,600	747,134
#	Aichi Tokei Denki Co., Ltd.	113,000	390,783
	Aiphone Co., Ltd.	70,900	1,188,816
#	Allied Telesis Holdings K.K.	470,700	612,313
#	Alpha Systems, Inc.	27,300	436,157
#	Anritsu Corp.	458,000	3,483,306
#	AOI Electronic Co., Ltd.	35,200	501,780
*	Apic Yamada Corp.	31,000	83,017
	Arisawa Manufacturing Co., Ltd.	35,100	189,360

	Asahi Net, Inc.	21,000	$80,148
	CAC Corp.	61,300	508,744
#	Canon Electronics, Inc.	78,500	2,149,939
#	Capcom Co., Ltd.	199,400	3,808,913
	Chino Corp.	151,000	372,018
	CMK Corp.	95,800	420,243
	Computer Engineering & Consulting, Ltd.	61,500	320,580
	Core Corp.	45,700	374,179
	Cresco, Ltd.	23,200	159,718
#*	CSK Corp.	448,600	1,366,710
	Cybernet Systems Co., Ltd.	85	22,449
#	Cybozu, Inc.	1,196	255,839
*	Daiko Denshi Tsushin, Ltd.	12,000	16,089
#*	Dainippon Screen Manufacturing Co., Ltd.	367,000	3,842,260
	Daito Electron Co., Ltd.	1,600	10,950
#	Denki Kogyo Co., Ltd.	248,000	1,349,184
	DKK TOA Corp.	31,000	122,349
	DTS Corp.	89,600	889,728
#	Dwango Co., Ltd.	409	1,038,036
#	Eizo Nanao Corp.	76,800	1,820,818
	Elematec Corp.	3,400	45,608
*	Elna Co., Ltd.	92,000	94,400
#	Enplas Corp.	14,400	189,810
	ESPEC Corp.	79,800	665,510
	Faith, Inc.	496	64,680
#*	FDK Corp.	431,000	693,389
	Fuji Electronics Co., Ltd.	10,000	152,825
#	Fuji Soft, Inc.	100,600	1,619,197
*	Fujitsu Component, Ltd.	139	63,422
	Fujitsu Frontech, Ltd.	77,500	582,492
	Fuso Dentsu Co., Ltd.	16,000	55,548
	Future Architect, Inc.	1,172	474,433
#	GMO Internet, Inc.	186,700	860,936
	Hakuto Co., Ltd.	73,700	775,613
	Hioki EE Corp.	11,700	233,324
	Hitachi Business Solution Co., Ltd.	42,500	375,774
#	Hitachi Kokusai Electric, Inc.	249,500	1,980,101
	Hochiki Corp.	97,000	497,856
	Hokuriku Electric Industry Co., Ltd.	289,000	648,907
	Horiba, Ltd.	145,650	4,273,651
	Hosiden Corp.	253,600	2,585,721
#	Icom, Inc.	49,700	1,462,759
#*	Ikegami Tsushinki Co., Ltd.	174,000	169,699
#	Ines Corp.	161,000	1,126,965
	I-Net Corp.	47,800	265,452
	Information Services International-Dentsu, Ltd.	76,700	536,002
	Innotech Corp.	9,200	52,146
#	Internet Initiative Japan, Inc.	485	1,448,637
*	Ishii Hyoki Co., Ltd.	23,700	293,470
#	IT Holdings Corp.	347,601	3,631,739
	ITC Networks Corp.	46,400	261,800
	Itfor, Inc.	1,900	5,985
#*	Iwatsu Electric Co., Ltd.	303,000	349,806
	Japan Aviation Electronics Industry, Ltd.	252,600	1,756,951
	Japan Business Computer Co., Ltd.	73,200	464,703
	Japan Cash Machine Co., Ltd.	79,315	674,686
	Japan Digital Laboratory Co., Ltd.	109,700	1,295,865
	Japan Radio Co., Ltd.	10,000	27,260
#	Jastec Co., Ltd.	61,400	357,769
	JBIS Holdings, Inc.	79,600	271,956
	JIEC Co., Ltd.	199	190,749

	Kaga Electronics Co., Ltd.	100,400	$1,182,464
	Kakaku.com, Inc.	647	3,600,662
	Kanematsu Electronics, Ltd.	83,100	825,463
	Kawatetsu Systems, Inc.	174	150,291
	Koa Corp.	151,600	1,709,293
#*	Kubotek Corp.	370	248,638
	Kyoden Co., Ltd.	156,900	260,300
	Kyowa Electronic Instruments Co., Ltd.	52,000	166,989
#	Macnica, Inc.	50,100	1,237,459
#	Macromill, Inc.	48,500	612,436
	Marubun Corp.	93,300	469,931
#	Maruwa Co., Ltd.	36,500	1,183,189
	Maspro Denkoh Corp.	61,000	612,210
#	Megachips Corp.	84,800	1,517,270
*	Meisei Electric Co., Ltd.	305,000	286,882
	Melco Holdings, Inc.	47,600	1,541,162
	Mimasu Semiconductor Industry Co., Ltd.	86,881	932,971
	Miroku Jyoho Service Co., Ltd.	105,000	280,561
	Mitsui High-Tec, Inc.	131,600	696,167
	Mitsui Knowledge Industry Co., Ltd.	3,643	548,106
*	Mitsumi Electric Co., Ltd.	126,500	1,684,973
*	Moritex Corp.	7,700	30,778
*	Mutoh Holdings Co., Ltd.	160,000	372,408
*	Nagano Japan Radio Co., Ltd.	83,000	121,669
	Nagano Keiki Co., Ltd.	1,900	16,864
	Nakayo Telecommunications, Inc.	541,000	1,273,598
	NEC Fielding, Ltd.	95,000	1,098,650
	NEC Mobiling, Ltd.	46,800	1,432,682
	Net One Systems Co., Ltd.	1,984	2,971,409
#*	New Japan Radio Co., Ltd.	37,000	104,203
#	Nichicon Corp.	270,300	3,828,528
	Nidec Copal Electronics Corp.	33,800	249,471
#	Nidec Sankyo Corp.	191,000	1,355,125
*	NIFTY Corp.	30	40,844
#	Nihon Dempa Kogyo Co., Ltd.	71,100	1,127,028
#*	Nihon Inter Electronics Corp.	104,700	172,339
	Nihon Unisys, Ltd.	220,375	1,447,593
*	Nippon Avionics Co., Ltd.	78,000	138,892
#	Nippon Ceramic Co., Ltd.	86,600	1,769,968
#*	Nippon Chemi-Con Corp.	517,000	2,582,843
	Nippon Systemware Co., Ltd.	27,900	111,970
	Nohmi Bosai, Ltd.	123,000	789,771
	NS Solutions Corp.	79,400	1,526,493
#	NSD Co., Ltd.	170,300	1,702,208
#	Obic Business Consultants Co., Ltd.	20,950	1,285,739
#	Okaya Electric Industries Co., Ltd.	73,000	461,875
*	Oki Electric Industry Co., Ltd.	2,336,000	1,855,127
*	ONO Sokki Co., Ltd.	103,000	297,875
	Optex Co., Ltd.	16,900	240,271
	Origin Electric Co., Ltd.	105,000	605,154
#	Osaki Electric Co., Ltd.	123,000	1,129,684
	Panasonic Electric Works Information Systems Co., Ltd.	13,500	339,786
	PCA Corp.	17,500	203,713
#*	Pixela Corp.	18,400	52,292
	Riken Keiki Co., Ltd.	77,500	647,761
*	Riso Kagaku Corp.	15,600	271,636
	Roland DG Corp.	54,400	785,623
	Ryoden Trading Co., Ltd.	141,000	927,540
	Ryosan Co., Ltd.	130,200	3,137,797
	Ryoyo Electro Corp.	113,200	1,173,372
	Sanken Electric Co., Ltd.	457,000	2,697,200

	Sanko Co., Ltd.	22,000	$59,959
	Sanshin Electronics Co., Ltd.	115,500	976,897
	Satori Electric Co., Ltd.	56,380	357,327
*	Saxa Holdings, Inc.	194,000	336,194
*	Sekonic Corp.	15,000	20,923
#*	Shibaura Mechatronics Corp.	138,000	438,125
*	Shindengen Electric Manufacturing Co., Ltd.	311,000	1,392,352
#	Shinkawa, Ltd.	68,300	713,800
#	Shinko Electric Industries Co., Ltd.	77,800	798,086
	Shinko Shoji Co., Ltd.	81,400	714,367
	Shizuki Electric Co., Inc.	103,000	391,857
	Siix Corp.	79,500	1,102,219
#	Simplex Holdings, Inc.	919	390,960
#	SMK Corp.	277,000	1,287,644
	Softbank Technology Corp.	100	748
	So-net Entertainment Corp.	491	1,744,522
*	Soshin Electric Co., Ltd.	2,600	16,233
	SRA Holdings, Inc.	49,700	490,645
	Star Micronics Co., Ltd.	161,500	1,792,286
#	Sumida Corp.	61,549	597,591
#	Sumisho Computer Systems Corp.	107,200	1,494,572
	Sun-Wa Technos Corp.	500	4,313
#	Sunx, Ltd.	109,000	578,710
#	Systena Corp.	1,096	1,153,224
	Tachibana Eletech Co., Ltd.	62,400	611,161
	Taiyo Yuden Co., Ltd.	113,000	1,513,546
	Tamura Corp.	264,000	691,422
*	Teac Corp.	332,000	151,671
#	Tecmo Koei Holdings Co., Ltd.	150,730	1,223,475
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	380,800
#	TKC, Corp.	86,800	1,769,123
#*	Toko, Inc.	325,000	628,693
#	Tokyo Denpa Co., Ltd.	24,900	160,414
	Tokyo Electron Device, Ltd.	342	652,642
#	Tokyo Seimitsu Co., Ltd.	158,600	2,844,789
*	Tomen Devices Corp.	2,000	51,189
	Tomen Electronics Corp.	50,600	697,891
#	Topcon Corp.	228,900	1,213,920
	Tose Co., Ltd.	22,100	136,805
	Toshiba TEC Corp.	515,000	2,293,363
	Toukei Computer Co., Ltd.	26,810	354,049
*	Towa Corp.	59,500	429,790
	Toyo Corp.	116,900	1,082,456
#	Trans Cosmos, Inc.	122,300	1,101,896
	Ulvac, Inc.	160,300	3,793,015
*	Uniden Corp.	131,000	527,118
#	Wacom Co., Ltd.	1,532	1,880,941
	XNET Corp.	21	31,676
*	Y. A. C. Co., Ltd.	5,300	44,912
#*	Yamaichi Electronics Co., Ltd.	75,700	247,216
*	Yaskawa Information Systems Corp.	40,000	107,415
	Yokowo Co., Ltd.	69,500	528,013
#	Zuken, Inc.	94,600	733,661
Total Information Technology			161,000,968

Materials — (10.0%)
	Achilles Corp.	703,000	1,049,877
	Adeka Corp.	350,300	3,419,072
	Agro-Kanesho Co., Ltd.	14,000	68,428
	Aichi Steel Corp.	400,000	2,416,725
	Arakawa Chemical Industries, Ltd.	67,700	670,498

	Araya Industrial Co., Ltd.	204,000	$336,029
	Aronkasei Co., Ltd.	124,000	781,784
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	953,816
	Chuetsu Pulp & Paper Co., Ltd.	415,000	748,671
*	Chugai Mining Co., Ltd.	852,400	327,819
	Chugoku Marine Paints, Ltd.	242,000	2,029,061
#*	Chugokukogyo Co., Ltd.	62,000	87,360
	Chuo Denki Kogyo Co., Ltd.	90,000	446,595
*	Co-Op Chemical Co., Ltd.	159,000	245,089
*	Dai Nippon Toryo, Ltd.	518,000	691,040
#	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	547,362
#	Daiichi Kogyo Seiyaku Co., Ltd.	121,000	379,803
	Daiken Corp.	401,000	1,477,268
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,536,933
#	Daio Paper Corp.	271,500	2,080,033
	Daiso Co., Ltd.	355,000	1,217,364
	DC Co., Ltd.	113,900	334,015
	Dynapac Co., Ltd.	25,000	71,024
#	Earth Chemical Co., Ltd.	46,300	1,552,287
	FP Corp.	61,200	3,242,500
	Fuji Seal International, Inc.	75,700	1,572,163
	Fujikura Kasei Co., Ltd.	94,500	597,361
	Fujimi, Inc.	6,100	84,470
	Fumakilla, Ltd.	85,000	352,256
#	Furukawa-Sky Aluminum Corp.	316,000	918,922
	Geostar Corp.	38,000	85,224
	Godo Steel, Ltd.	548,000	1,367,513
	Gun Ei Chemical Industry Co., Ltd.	275,000	772,925
	Harima Chemicals, Inc.	73,300	531,577
#	Hodogaya Chemical Co., Ltd.	265,000	928,083
	Hokkan Holdings, Ltd.	210,000	745,027
	Hokko Chemical Industry Co., Ltd.	90,000	290,099
#	Hokuetsu Kishu Paper Co., Ltd.	578,199	3,107,180
*	Hokushin Co., Ltd.	61,400	117,247
	Honshu Chemical Industry Co., Ltd.	35,000	256,632
	Ihara Chemical Industry Co., Ltd.	155,000	529,129
#	Ise Chemical Corp.	83,000	646,296
#*	Ishihara Sangyo Kaisha, Ltd.	1,374,500	1,648,926
	Japan Carlit Co., Ltd.	59,800	326,440
	JSP Corp.	103,900	1,919,452
#	Kanto Denka Kogyo Co., Ltd.	195,000	1,452,357
	Katakura Chikkarin Co., Ltd.	43,000	119,907
	Kawakin Holdings Co., Ltd.	11,000	46,696
	Kawasaki Kasei Chemicals, Ltd.	121,000	190,039
	Koatsu Gas Kogyo Co., Ltd.	163,493	980,852
	Kohsoku Corp.	61,900	504,608
	Konishi Co., Ltd.	66,900	972,631
#	Kumiai Chemical Industry Co., Ltd.	233,000	690,408
	Kureha Corp.	573,500	2,695,599
#	Kurosaki Harima Corp.	221,000	894,813
#	Kyoei Steel, Ltd.	60,800	1,073,232
	MEC Co., Ltd.	61,200	286,525
#*	Mitsubishi Paper Mills, Ltd.	1,159,000	1,229,191
	Mitsubishi Steel Manufacturing Co., Ltd.	554,000	1,793,980
	Mory Industries, Inc.	142,000	700,591
	Nakabayashi Co., Ltd.	181,000	377,803
*	Nakayama Steel Works, Ltd.	413,000	577,104
	Neturen Co., Ltd.	152,800	1,340,141
	Nichia Steel Works, Ltd.	175,900	498,116
	Nihon Kagaku Sangyo Co., Ltd.	78,000	666,300
#	Nihon Nohyaku Co., Ltd.	225,000	1,036,297

	Nihon Parkerizing Co., Ltd.	240,000	$3,318,458
	Nihon Seiko Co., Ltd.	18,000	69,567
	Nihon Yamamura Glass Co., Ltd.	381,000	1,075,141
#*	Nippon Carbide Industries Co., Inc.	201,000	466,282
	Nippon Chemical Industrial Co., Ltd.	281,000	641,924
#	Nippon Chutetsukan K.K.	50,000	126,592
	Nippon Chuzo K.K.	111,000	153,839
#	Nippon Coke & Engineering Co., Ltd.	863,000	1,721,835
	Nippon Concrete Industries Co., Ltd.	157,000	507,711
#	Nippon Denko Co., Ltd.	394,000	2,387,849
	Nippon Fine Chemical Co., Ltd.	85,600	544,595
#	Nippon Kasei Chemical Co., Ltd.	309,000	642,531
#*	Nippon Kinzoku Co., Ltd.	222,000	397,574
#*	Nippon Koshuha Steel Co., Ltd.	366,000	460,545
*	Nippon Light Metal Co., Ltd.	1,944,000	3,829,457
#*	Nippon Metal Industry Co., Ltd.	556,000	634,330
	Nippon Paint Co., Ltd.	241,200	1,620,168
	Nippon Pigment Co., Ltd.	43,000	146,514
	Nippon Pillar Packing Co., Ltd.	83,000	785,788
	Nippon Soda Co., Ltd.	544,000	2,244,678
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,581,659
	Nippon Valqua Industries, Ltd.	328,000	922,619
#*	Nippon Yakin Kogyo Co., Ltd.	395,500	893,643
	Nittetsu Mining Co., Ltd.	285,000	1,428,922
	Nitto FC Co., Ltd.	72,000	404,071
#	NOF Corp.	708,000	3,238,220
	Okabe Co., Ltd.	186,900	1,068,456
	Okamoto Industries, Inc.	400,000	1,465,814
	Okura Industrial Co., Ltd.	211,000	682,318
#	Osaka Organic Chemical Industry, Ltd.	66,000	352,790
	Osaka Steel Co., Ltd.	77,700	1,439,360
	Pacific Metals Co., Ltd.	341,000	2,524,971
	Pack Corp. (The)	66,200	1,136,688
	Riken Technos Corp.	197,000	615,478
*	S Science Co., Ltd.	2,823,000	67,877
#	S.T. Chemical Co., Ltd.	77,000	849,438
	Sakai Chemical Industry Co., Ltd.	375,000	1,832,665
	Sakata INX Corp.	196,000	928,200
	Sanyo Chemical Industries, Ltd.	305,000	2,608,754
#	Sanyo Special Steel Co., Ltd.	480,300	2,564,583
	Sekisui Plastics Co., Ltd.	209,000	822,227
	Shikoku Chemicals Corp.	184,000	1,133,848
	Shinagawa Refractories Co., Ltd.	224,000	741,525
	Shin-Etsu Polymer Co., Ltd.	224,100	1,339,447
	Shinko Wire Co., Ltd.	184,000	329,872
	Somar Corp.	43,000	105,914
#	Stella Chemifa Corp.	42,600	1,680,362
	Sumitomo Bakelite Co., Ltd.	441,000	2,715,001
*	Sumitomo Light Metal Industries, Ltd.	1,315,000	1,530,098
#	Sumitomo Osaka Cement Co., Ltd.	1,521,000	4,398,981
	Sumitomo Pipe & Tube Co., Ltd.	108,100	903,533
	Sumitomo Seika Chemicals Co., Ltd.	223,000	1,157,341
	T. Hasegawa Co., Ltd.	121,300	1,973,877
#*	Taiheiyo Cement Corp.	3,133,000	5,245,623
	Taisei Lamick Co., Ltd.	18,500	522,628
#	Taiyo Holdings Co., Ltd.	66,000	2,032,743
	Takasago International Corp.	356,000	1,955,388
	Takiron Co., Ltd.	213,000	890,614
	Tayca Corp.	151,000	534,554
	Tenma Corp.	87,000	963,385
#*	Titan Kogyo K.K.	59,000	268,588

#	Toagosei Co., Ltd.	941,000	$4,853,073
#	Toda Kogyo Corp.	161,000	1,435,907
#	Toho Titanium Co., Ltd.	77,300	1,977,707
#	Toho Zinc Co., Ltd.	496,000	2,312,399
	Tokai Carbon Co., Ltd.	751,000	3,736,002
	Tokushu Tokai Paper Co., Ltd.	501,580	1,097,265
	Tokyo Ohka Kogyo Co., Ltd.	162,900	3,360,741
#	Tokyo Rope Manufacturing Co., Ltd.	558,000	2,099,073
*	Tomoegawa Paper Co., Ltd.	125,000	350,757
	Tomoku Co., Ltd.	294,000	931,564
	Topy Industries, Ltd.	781,000	2,044,453
	Toyo Ink Manufacturing Co., Ltd.	617,000	3,156,422
	Toyo Kohan Co., Ltd.	247,000	1,366,604
	TYK Corp.	138,000	310,031
#	Ube Material Industries, Ltd.	226,000	885,289
#	Wood One Co., Ltd.	169,000	911,211
	Yodogawa Steel Works, Ltd.	591,500	2,743,833
	Yuki Gosei Kogyo Co., Ltd.	64,000	161,520
#	Yushiro Chemical Industry Co., Ltd.	47,100	636,379
Total Materials			175,632,248

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	210,000	649,267
	Hokuriku Gas Co., Ltd.	99,000	264,230
	Okinawa Electric Power Co., Ltd.	55,871	2,556,879
	Saibu Gas Co., Ltd.	1,268,000	3,152,494
	Shizuoka Gas Co., Ltd.	241,500	1,507,174
#	Tokai Corp.	214,000	849,002
Total Utilities			8,979,046

TOTAL COMMON STOCKS			1,439,411,392

RIGHTS/WARRANTS — (0.0%)
*	Oak Capital Corp. Warrants 11/30/11	55,735	—

		Face
		Amount	Value†
		000
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11 (Collateralized by $10,005,000 FNMA 2.24%, 07/06/15, valued at $10,267,631) to be repurchased at $10,115,053	$10,115	10,115,000

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (17.2%)
§@ DFA Short Term Investment Fund	294,661,528	$294,661,528
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 04/01/11 (Collateralized
by $50,935,814 FNMA 4.000%, 02/01/31, valued at $6,459,125) to be repurchased at
$6,332,510	$6,332	6,332,475

TOTAL SECURITIES LENDING COLLATERAL		300,994,003

TOTAL INVESTMENTS — (100.0%)
(Cost $1,843,070,387)##		$1,750,520,395

Summary of inputs used to value the Series’ investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$329,446,667	—	$329,446,667
Consumer Staples	65,824	131,444,934	—	131,510,758
Energy	—	16,491,614	—	16,491,614
Financials	—	149,507,069	—	149,507,069
Health Care	—	63,364,899	—	63,364,899
Industrials	—	403,478,123	—	403,478,123
Information Technology	—	161,000,968	—	161,000,968
Materials	67,877	175,564,371	—	175,632,248
Utilities	—	8,979,046	—	8,979,046
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	10,115,000	—	10,115,000
Securities Lending Collateral	—	300,994,003	—	300,994,003
TOTAL	$133,701	$1,750,386,694	—	$1,750,520,395

See accompanying notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (81.5%)
AUSTRALIA — (50.2%)
*	ABM Resources NL	967,984	$35,989
#*	A-Cap Resources, Ltd.	309,275	115,370
#*	Acrux, Ltd.	251,020	782,911
*	Adacel Technologies, Ltd.	89,249	28,167
#*	Adamus Resources, Ltd.	1,337,620	1,022,920
*	ADCorp Australia, Ltd.	9,391	2,035
	Adelaide Brighton, Ltd.	1,898,765	6,324,494
*	Aditya Birla Minerals, Ltd.	878,000	1,343,569
*	ADX Energy, Ltd.	473,905	48,939
#*	AED Oil, Ltd.	363,401	96,004
*	Ainsworth Game Technology, Ltd.	290,243	74,950
*	AJ Lucas Group, Ltd.	317,969	595,788
*	Alchemia, Ltd.	724,903	517,868
#	Alesco Corp., Ltd.	457,971	1,515,445
#*	Alkane Resources, Ltd.	938,520	1,851,204
#*	Alliance Resources, Ltd.	444,483	147,236
#*	Allied Gold, Ltd.	39,257	25,685
*	Allied Medical, Ltd.	11,745	—
*	Altium, Ltd.	30,000	3,258
#*	Altona Mining, Ltd. (6247919)	254,590	71,120
*	Altona Mining, Ltd. (B62FKM6)	15,429	4,309
*	Altona Mining, Ltd. (B63C242)	74,796	20,889
#*	Amadeus Energy, Ltd.	819,137	246,034
	Amalgamated Holdings, Ltd.	462,247	2,845,287
	Amcom Telecommunications, Ltd.	1,315,204	456,028
*	Ampella Mining, Ltd.	32,291	100,420
	Ansell, Ltd.	503,479	7,042,421
#*	Antares Energy, Ltd.	934,515	435,936
	AP Eagers, Ltd.	43,887	557,619
#	APA Group, Ltd.	1,773,977	7,723,282
#*	Apex Minerals NL	3,458,027	43,146
#	APN News & Media, Ltd.	1,692,343	2,723,290
#*	Arafura Resources, Ltd.	926,730	1,200,488
#	ARB Corp., Ltd.	339,077	2,897,680
	Ariadne Australia, Ltd.	267,324	88,487
#	Aristocrat Leisure, Ltd.	1,153,206	3,874,492
*	Arturus Capital, Ltd.	86,152	4,835
#	ASG Group, Ltd.	324,111	340,227
#*	Aspire Mining, Ltd.	644,437	666,574
*	Astron, Ltd.	87,221	238,991
#*	Atlantic, Ltd.	170,128	343,317
*	Atlas Iron, Ltd.	2,593,241	10,001,364
#*	Aurora Oil & Gas, Ltd.	1,057,127	3,254,543
	Ausdrill, Ltd.	884,082	3,472,423
#	Ausenco, Ltd.	154,119	533,889
	Austal, Ltd.	581,980	1,831,519
*	Austar United Communications, Ltd.	2,887,442	3,929,978
#	Austbrokers Holdings, Ltd.	84,857	562,130
	Austereo Group, Ltd.	1,001,750	2,176,137
#	Austin Engineering, Ltd.	155,526	768,315
*	Austpac Resources NL	1,337,550	121,748
#*	Australian Agricultural Co., Ltd.	801,009	1,330,071
	Australian Infrastructure Fund NL	3,159,690	6,252,902
#	Australian Pharmaceutical Industries, Ltd.	8,219,259	2,718,750
*	Australian Worldwide Exploration, Ltd.	1,952,017	3,507,958
*	Autodom, Ltd.	170,874	9,218
	Automotive Holdings Group NL	468,174	1,356,908

*	Autron Corporation, Ltd.	989,247	$13,302
	AVJennings, Ltd.	5,350,378	2,906,703
#*	Azumah Resources, Ltd.	651,478	397,871
*	Ballarat South Gold, Ltd.	1,996	18,631
#*	Bandanna Energy, Ltd.	258,733	473,737
#	Bank of Queensland, Ltd.	308,857	3,167,602
#*	Bannerman Resources, Ltd.	332,217	144,654
#*	BC Iron, Ltd.	243,697	620,343
	Beach Petroleum, Ltd.	4,257,412	4,268,923
#*	Beadell Resources, Ltd.	234,301	206,134
#	Bendigo Mining, Ltd.	92,075	8,102
#*	Berkeley Resources, Ltd.	380,991	398,525
	Beyond International, Ltd.	61,256	45,619
	Billabong International, Ltd.	487,413	3,802,556
#*	Biota Holdings, Ltd.	969,579	1,051,184
*	Bisalloy Steel Group, Ltd.	469,001	69,006
#	Blackmores, Ltd.	76,842	2,378,015
#*	BMA Gold, Ltd.	1,461,597	644,619
	Boart Longyear Group	1,792,094	8,675,100
*	Boom Logistics, Ltd.	51,533	20,538
#*	Boulder Steel, Ltd.	1,667,795	182,069
*	Bow Energy, Ltd.	928,159	967,565
#	Bradken, Ltd.	634,599	5,150,559
	Breville Group, Ltd.	598,466	2,230,159
	Brickworks, Ltd.	132,797	1,508,979
#*	Brockman Resources, Ltd.	653,924	4,001,741
	BSA, Ltd.	617,134	162,479
	BT Investment Management, Ltd.	164,152	465,135
	Cabcharge Australia, Ltd.	475,454	2,711,811
	Calliden Group, Ltd.	633,393	157,024
#	Campbell Brothers, Ltd.	294,836	14,129,685
*	Cape Lambert Iron Ore, Ltd.	125,010	70,498
*	Cape Range Wireless, Ltd.	7,260	—
#*	Capral, Ltd.	58,499	20,047
#	Cardno, Ltd.	305,118	1,842,926
#*	Carnarvon Petroleum, Ltd.	3,885,525	1,367,390
*	Carnegie Wave Energy, Ltd.	1,008,948	104,671
#*	carsales.com.au, Ltd.	42,056	225,191
	Cash Converters International, Ltd.	1,180,931	977,469
*	Catalpa Resources, Ltd.	421,173	770,017
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	105,205	529,847
#	Cellestis, Ltd.	379,722	1,170,223
	Cellnet Group, Ltd.	700,000	239,399
*	Centaurus Metals, Ltd.	1,108,316	113,780
#	Centrebet International, Ltd.	43,159	74,033
*	Centrex Metals, Ltd.	51,889	20,616
#*	Ceramic Fuel Cells, Ltd.	2,622,070	339,108
*	CGA Mining, Ltd.	9,176	29,009
#*	Chalice Gold Mines, Ltd.	289,031	149,725
#	Challenger, Ltd.	1,750,037	8,922,863
	Chandler Macleod Group, Ltd.	338,118	190,419
*	Chemeq, Ltd.	166,742	14,315
#*	ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	414,137
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,981
*	Chesser Resources, Ltd.	94,776	76,397
#*	Citigold Corp., Ltd.	3,765,806	374,207
	Clarius Group, Ltd.	1,065,004	792,816
#*	Clinuvel Pharmaceuticals, Ltd.	118,435	223,573
#	Clough, Ltd.	1,527,345	1,327,159
	Clover Corp., Ltd.	269,348	83,609

*	CO2 Group, Ltd.	844,559	$137,736
#*	Coal of Africa, Ltd.	589,980	705,739
#*	Coalspur Mines, Ltd.	1,100,445	2,431,571
*	Cockatoo Coal, Ltd.	2,934,390	1,489,660
#	Codan, Ltd.	156,399	235,255
#	Coffey International, Ltd.	587,435	428,550
	Collection House, Ltd.	1,758,388	1,381,746
*	Comet Ridge, Ltd.	65,567	10,446
#	ConnectEast Group, Ltd.	14,936,366	7,030,664
#*	Conquest Mining, Ltd.	1,202,159	710,040
#	Consolidated Media Holdings, Ltd.	1,276,820	3,725,070
*	Continental Coal, Ltd.	4,619,452	296,927
*	Cooper Energy, Ltd.	308,133	130,745
	Count Financial, Ltd.	840,249	1,069,278
	Coventry Group, Ltd.	144,778	276,725
#	Crane Group, Ltd.	349,185	3,691,120
#	Credit Corp. Group, Ltd.	39,623	233,746
#*	Crescent Gold, Ltd.	1,874,760	95,737
*	Crusader Resources, Ltd.	53,003	65,868
#	CSG, Ltd.	574,628	832,296
*	CSR, Ltd.	328,358	1,112,579
#*	CuDeco, Ltd.	399,317	1,276,275
#*	Cue Energy Resources, Ltd.	1,225,966	431,285
#	Customers, Ltd.	477,130	716,654
	Data#3, Ltd.	12,186	191,898
#	David Jones, Ltd.	1,447,885	7,112,305
*	Decmil Group, Ltd.	239,116	858,261
#*	Deep Yellow, Ltd.	772,731	180,867
	Devine, Ltd.	1,989,993	555,139
#*	Discovery Metals, Ltd.	1,249,162	1,628,194
	Domino’s Pizza Enterprises, Ltd.	802	5,143
#	Downer EDI, Ltd.	1,149,707	4,502,514
#*	Dragon Mining, Ltd.	166,510	289,783
*	Drillsearch Energy, Ltd.	109,587	74,820
	DUET Group, Ltd.	3,697,647	6,407,445
	DuluxGroup, Ltd.	736,621	2,063,760
	DWS Advanced Business Solutions, Ltd.	206,163	308,340
#*	Dyesol, Ltd.	346,813	296,342
#*	Eastern Star Gas, Ltd.	3,259,013	2,547,687
#*	Elders, Ltd.	1,380,363	720,738
#*	Elemental Minerals, Ltd.	97,213	269,480
*	Ellect Holdings, Ltd.	482	1,795
*	Ellex Medical Lasers, Ltd.	164,826	34,181
	Emeco Holdings, Ltd.	1,774,622	2,231,582
#*	Energy Resources of Australia, Ltd.	52,184	430,310
#*	Energy World Corp., Ltd.	3,906,481	1,958,656
#	Envestra, Ltd.	4,700,060	2,915,489
	Envirozel, Ltd.	283,266	20,476
#*	Equatorial Resources, Ltd.	108,104	338,264
#	Euroz, Ltd.	27,640	57,111
*	Exco Resources, Ltd.	176,973	108,066
#*	Extract Resources, Ltd.	255,209	2,090,736
#	Fantastic Holdings, Ltd.	355,613	842,566
#*	FAR, Ltd.	1,921,807	238,406
•#*	Ferraus, Ltd. (6724144)	161,418	132,906
*	Ferraus, Ltd. (B455QV0)	32,466	25,186
	Finbar Group, Ltd.	52,924	56,970
*	Finders Resources, Ltd.	7,442	3,346
#	FKP Property Group, Ltd.	2,203,108	1,936,714
	Fleetwood Corp., Ltd.	274,086	3,431,896
#	FlexiGroup, Ltd.	597,372	1,199,506

#	Flight Centre, Ltd.	192,954	$4,442,668
*	Flinders Mines, Ltd.	6,798,057	1,301,287
#*	Focus Minerals, Ltd.	5,670,101	509,538
*	Forest Enterprises Australia, Ltd.	2,849,173	132,617
#	Forge Group, Ltd.	236,028	1,642,612
#*	Forte Energy NL	1,036,232	86,507
*	FTD Corp., Ltd.	13,576	34
	G8 Education, Ltd.	11,837	11,738
#*	Galaxy Resources, Ltd.	449,640	605,293
#	Gazal Corp., Ltd.	104,542	221,910
*	Geodynamics, Ltd.	1,015,653	315,117
#*	Gindalbie Metals, Ltd.	1,950,192	2,289,275
*	Gloucester Coal, Ltd.	78,990	898,601
*	Golden Rim Resources, Ltd.	409,941	78,701
	Goodman Fielder, Ltd.	4,868,801	6,194,398
	Gowing Bros., Ltd.	50,000	122,100
#	Graincorp, Ltd. Series A	677,039	5,328,800
#*	Grange Resources, Ltd.	1,234,843	836,099
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	644,899	662,623
*	Gryphon Minerals, Ltd.	73,201	152,004
#	GUD Holdings, Ltd.	412,693	4,087,140
*	Gujarat NRE Coking Coal, Ltd.	46,991	28,905
#*	Gunns, Ltd.	2,872,620	1,840,592
#	GWA Group, Ltd.	1,019,230	3,487,530
	Hastie Group, Ltd.	810,423	775,392
*	Havilah Resources NL	258,836	117,840
#*	HFA Holdings, Ltd.	203,318	269,728
	HGL, Ltd.	108,137	145,875
#*	Highlands Pacific, Ltd.	2,651,500	961,940
*	Hillgrove Resources, Ltd.	148,031	43,747
	Hills Holdings, Ltd.	986,165	1,559,950
*	Horizon Oil, Ltd.	3,490,047	1,335,205
*	Hutchison Telecommunications Australia, Ltd.	7,846,533	747,388
#*	Icon Energy, Ltd.	742,665	172,908
	IDT Australia, Ltd.	69,503	35,910
#	iiNet, Ltd.	408,433	1,118,582
*	Iluka Resources, Ltd.	573,137	7,885,197
#*	Imdex, Ltd.	812,684	1,766,324
	IMF Australia, Ltd.	309,127	510,258
#*	IMX Resources, Ltd.	594,082	377,782
#	Independence Group NL	642,778	4,378,839
#*	Indo Mines, Ltd.	73,248	26,495
*	Indophil Resources NL	1,703,673	1,135,573
*	Industrea, Ltd.	1,420,051	2,053,416
#	Infigen Energy, Ltd.	1,556,089	595,782
	Infomedia, Ltd.	1,458,074	376,396
*	Innamincka Petroleum, Ltd.	229,729	53,638
*	Integra Mining, Ltd.	2,434,637	1,173,389
	Integrated Research, Ltd.	261,513	86,692
#*	Intrepid Mines, Ltd.	1,451,618	3,076,138
#	Invocare, Ltd.	561,603	4,111,069
#	IOOF Holdings, Ltd.	989,055	7,414,361
#	Iress Market Technology, Ltd.	387,559	3,745,475
#*	Iron Ore Holdings, Ltd.	336,216	660,754
#*	iSOFT Group, Ltd.	2,688,547	144,607
#*	Ivanhoe Australia, Ltd.	249,378	858,949
*	Ixla, Ltd.	89,921	2,139
#*	Jabiru Metals, Ltd.	1,999,578	1,656,081
#	JB Hi-Fi, Ltd.	407,557	8,484,158
#*	Jupiter Mines, Ltd.	278,834	158,479

	K&S Corp., Ltd.	201,990	$406,436
*	Kagara, Ltd.	1,731,649	1,102,112
#*	Kangaroo Resources, Ltd.	1,638,444	211,398
*	Karoon Gas Australia, Ltd.	667,086	4,941,961
#*	Kasbah Resources, Ltd.	193,198	54,945
#*	Kimberley Metals, Ltd.	204,110	62,434
#*	Kings Minerals NL	1,961,035	496,869
#	Kingsgate Consolidated, Ltd.	557,653	5,015,388
#*	Kingsrose Mining, Ltd.	357,987	646,305
*	Lednium, Ltd.	195,019	16,137
	Lemarne Corp., Ltd.	25,882	105,436
#	Linc Energy, Ltd.	1,190,192	3,588,333
#*	Liquefied Natural Gas, Ltd.	577,343	301,689
	Lycopodium, Ltd.	56,126	397,091
*	Lynas Corp., Ltd.	603,861	1,406,617
	M2 Telecommunications Group, Ltd.	159,439	610,619
	MacMahon Holdings, Ltd.	3,174,294	1,854,776
	Macquarie Telecom Group, Ltd.	35,019	403,925
#*	Magma Metals, Ltd.	240,771	87,197
*	Manhattan Corp., Ltd.	7,972	6,859
*	Mantra Resources, Ltd.	138,423	955,923
*	Marengo Mining, Ltd.	688,180	220,837
*	Marion Energy, Ltd.	451,508	11,208
	Maryborough Sugar Factory, Ltd.	13,014	48,580
#*	Matrix Composites & Engineering, Ltd.	60,608	574,236
	MaxiTRANS Industries, Ltd.	942,578	243,885
#*	Mayne Pharma Group, Ltd.	76,216	51,611
*	McGuigan Simeon Wines, Ltd.	2,238,544	716,863
#	McMillan Shakespeare, Ltd.	228,148	2,313,144
#	McPherson’s, Ltd.	303,441	1,003,909
#	Medusa Mining, Ltd.	435,037	3,152,095
	Melbourne IT, Ltd.	418,496	802,801
#*	MEO Australia, Ltd.	681,039	151,747
#	Mermaid Marine Australia, Ltd.	891,753	2,959,286
#*	Mesoblast, Ltd.	228,246	1,711,032
#*	Metals X, Ltd.	92,133	28,647
*	Metgasco, Ltd.	549,974	195,998
#*	Metminco, Ltd.	440,558	169,114
*	MHM Metals, Ltd.	58,769	70,361
*	Mikoh Corp., Ltd.	813,548	28,507
	Minara Resources, Ltd.	1,300,418	1,029,998
	Mincor Resources NL	990,706	1,408,886
*	Mineral Deposits, Ltd.	68,160	512,974
#	Mineral Resources, Ltd.	389,673	5,027,036
*	Mirabela Nickel, Ltd.	1,199,419	2,429,918
#*	Molopo Energy, Ltd.	1,186,993	1,097,226
#	Monadelphous Group, Ltd.	318,887	7,055,126
#*	Morning Star Gold NL	301,350	121,832
	Mortgage Choice, Ltd.	631,109	960,428
*	Mount Gibson Iron, Ltd.	2,962,399	6,091,261
#*	Murchison Metals, Ltd.	1,229,022	1,262,877
#*	Myer Holdings, Ltd.	2,015,776	6,689,485
*	Namoi Cotton Cooperative, Ltd.	196,490	94,611
#*	Nanosonics, Ltd.	99,814	96,555
	National Can Industries, Ltd.	97,017	117,409
*	Navigator Resources, Ltd.	83,482	17,336
#	Navitas, Ltd.	1,157,537	5,123,781
*	Neptune Marine Services, Ltd.	759,378	36,223
*	New Guinea Energy, Ltd.	93,156	15,453
*	Newland Resources, Ltd.	388,485	66,199
*	Nexbis, Ltd.	580,630	60,544

#*	Nexus Energy, Ltd.	3,156,626	$1,570,096
	NIB Holdings, Ltd.	418,564	614,898
#*	Nido Petroleum, Ltd.	6,093,154	695,589
#*	Noble Mineral Resources, Ltd.	145,340	104,141
#*	Norfolk Group, Ltd.	272,823	363,207
*	North Australian Diamonds, Ltd.	16,663	6,045
#*	Northern Iron, Ltd.	351,847	627,443
*	Northern Star Resources, Ltd.	435,016	159,973
*	Norton Gold Fields, Ltd.	276,468	47,372
*	Novogen, Ltd.	391,119	110,759
#	NRW Holdings, Ltd.	535,041	1,599,561
#*	Nucoal Resources NL	101,206	47,064
#*	Nufarm, Ltd.	608,276	3,249,494
#	Oakton, Ltd.	378,695	900,873
#*	Oilex, Ltd.	203,239	78,702
*	Orbital Corp., Ltd.	49,264	19,837
#*	Orocobre, Ltd.	257,530	678,143
#	OrotonGroup, Ltd.	83,501	690,214
*	Otto Energy, Ltd.	1,486,012	144,595
*	Pacific Brands, Ltd.	4,412,120	3,852,637
#*	Pacific Niugini, Ltd.	182,115	87,699
#*	Pan Pacific Petroleum NL	1,094,343	175,710
*	PanAust, Ltd.	8,757,197	7,120,187
	Panoramic Resources, Ltd.	943,159	2,214,333
*	Paperlinx, Ltd.	2,771,649	1,016,719
	Patties Foods, Ltd.	22,996	33,526
#	Peet, Ltd.	1,072,693	2,140,889
#*	Peninsula Energy, Ltd.	2,128,360	196,692
*	Perilya, Ltd.	747,938	499,190
#	Perpetual Trustees Australia, Ltd.	159,966	4,820,084
#*	Perseus Mining, Ltd.	1,605,654	5,133,490
*	Pharmaxis, Ltd.	794,868	2,195,029
	Photon Group, Ltd.	240,874	17,181
*	Planet Gas, Ltd.	55,177	3,320
*	Plantcorp NL	4,329	—
#*	Platinum Australia, Ltd.	1,251,560	764,045
#*	Pluton Resources, Ltd.	251,240	233,606
	PMP, Ltd.	1,793,594	1,365,307
#*	Poseidon Nickel, Ltd.	425,525	118,818
#	Premier Investments, Ltd.	217,219	1,425,955
#*	Prima Biomed, Ltd.	1,575,197	447,712
#	Primary Health Care, Ltd.	1,717,450	5,863,410
#	Prime Media Group, Ltd.	1,001,480	745,238
#*	PrimeAg Australia, Ltd.	36,343	56,018
	Probiotec, Ltd.	8,144	4,803
	Programmed Maintenance Service, Ltd.	549,269	965,913
*	QRxPharma, Ltd.	10,119	16,206
#*	Quickstep Holdings, Ltd.	413,233	149,356
	Ramelius Resources, Ltd.	508,612	752,479
	RCR Tomlinson, Ltd.	1,056,974	1,852,452
#	REA Group, Ltd.	207,250	2,819,441
#	Reckon, Ltd.	181,033	487,396
*	Red 5, Ltd.	42,302	7,213
#*	Red Fork Energy, Ltd. (B0LN2G7)	62,243	28,952
*	Red Fork Energy, Ltd. (B0LN2RR)	5,472	2,547
#	Redflex Holdings, Ltd.	377,855	994,073
#	Reece Australia, Ltd.	238,457	5,517,768
#*	Reed Resources, Ltd.	292,748	175,518
#*	Regis Resources, Ltd.	1,078,701	2,513,037
#	Reject Shop, Ltd. (The)	117,972	1,480,664
#*	Resolute Mining, Ltd.	1,509,104	1,943,617

#*	Resource & Investment NL	227,333	$267,121
*	Resource Generation, Ltd.	312,705	299,414
#	Retail Food Group, Ltd.	40,520	120,653
	Reverse Corp., Ltd.	120,559	9,319
#*	Rex Minerals, Ltd.	367,064	1,098,558
#*	Rialto Energy, Ltd.	430,145	206,756
	Ridley Corp., Ltd.	1,283,068	1,619,477
*	RiverCity Motorway Group, Ltd.	1,563,354	11,319
*	Riversdale Mining, Ltd.	808,148	13,842,907
#*	Robust Resources, Ltd.	104,173	202,796
*	Roc Oil Co., Ltd.	1,932,071	789,828
	Rock Building Society, Ltd.	30,256	75,425
	RP Data, Ltd.	10,477	18,187
*	Runge, Ltd.	30,702	14,591
#	Ruralco Holdings, Ltd.	88,146	270,513
#	SAI Global, Ltd.	1,045,821	5,416,139
*	Salinas Energy, Ltd.	637,362	168,208
#	Salmat, Ltd.	664,807	2,504,344
#*	Samson Oil & Gas, Ltd.	3,058,253	563,075
#*	Sandfire Resources NL	394,850	2,798,649
#*	Saracen Mineral Holdings, Ltd.	1,420,962	1,081,420
	Schaffer Corp., Ltd.	33,766	122,321
	SDI, Ltd.	169,883	29,775
#	Sedgman, Ltd.	275,595	528,423
#	Seek, Ltd.	666,916	4,659,980
#	Select Harvests, Ltd.	277,639	858,004
#*	Senex Energy, Ltd.	528,590	205,181
#	Servcorp, Ltd.	301,327	918,846
*	Service Stream, Ltd.	1,432,710	991,713
	Seven Group Holdings, Ltd.	712,694	6,624,757
*	Sigma Pharmaceuticals, Ltd.	4,862,235	2,464,452
#*	Sihayo Gold, Ltd.	424,312	100,638
#*	Silex System, Ltd.	532,291	2,617,422
#*	Silver Lake Resources, Ltd.	569,211	1,225,867
	Sirtex Medical, Ltd.	218,046	1,195,592
#*	Skilled Group, Ltd. (6799517)	455,930	918,033
*	Skilled Group, Ltd. (B5BKPN1)	29,318	58,982
*	Slater & Gordon, Ltd.	13,150	30,605
	SMS Management & Technology, Ltd.	347,409	2,322,862
#	Southern Cross Electrical Engineering, Ltd.	16,785	18,218
#	Southern Cross Media Group, Ltd.	1,371,203	2,348,304
	SP Ausnet, Ltd.	892,356	812,726
#	SP Telemedia, Ltd.	1,474,186	2,550,578
	Spark Infrastructure Group, Ltd.	4,745,771	5,493,760
#	Specialty Fashion Group, Ltd.	809,557	878,819
#	Spotless Group, Ltd.	1,196,861	2,400,861
*	St. Barbara, Ltd.	1,636,736	3,687,042
#*	Starpharma Holdings, Ltd.	652,875	836,520
*	Straits Resources, Ltd.	878,069	740,209
	Structural Systems, Ltd.	138,772	107,664
	Stuart Petroleum, Ltd.	169,387	159,438
	STW Communications Group, Ltd.	834,601	1,044,799
#*	Sundance Energy Australia, Ltd.	590,714	592,724
*	Sundance Resources, Ltd.	8,756,539	4,199,354
*	Sunland Group, Ltd.	741,191	532,774
	Super Retail Group, Ltd.	836,107	6,086,519
#*	Swick Mining Services, Ltd.	71,883	24,158
	Symex Holdings, Ltd.	355,611	187,726
	Talent2 International, Ltd.	472,312	812,903
#*	Talisman Mining, Ltd.	171,719	150,343
#*	Tanami Gold NL	385,223	351,251

*	Tap Oil, Ltd.	2,004,422	$2,290,309
	Tassal Group, Ltd.	626,912	1,102,397
	Technology One, Ltd.	1,322,653	1,313,460
	Ten Network Holdings, Ltd.	3,492,166	4,711,330
*	Teranga Gold Corp.	5	13
#*	Terramin Australia, Ltd.	155,209	56,153
#*	Texon Petroleum, Ltd.	255,263	225,679
	TFS Corp., Ltd.	1,242,725	1,041,087
*	Thakral Holdings Group, Ltd.	2,559,697	1,325,111
*	ThinkSmart, Ltd.	2,941	2,634
	Thorn Group, Ltd.	317,062	718,731
#*	Thundelarra Exploration, Ltd.	228,675	106,574
#*	Tiger Resources, Ltd.	1,443,819	815,635
*	TNG, Ltd.	207,823	26,793
*	Toro Energy, Ltd.	70,156	7,268
#	Tower Australia Group, Ltd.	1,617,790	6,609,024
#	Tox Free Solutions, Ltd.	355,104	770,866
#	Transfield Services, Ltd.	1,725,043	5,976,829
#	Transfield Services, Ltd. Infrastructure Fund	1,534,976	1,255,969
*	Transpacific Industries Group, Ltd.	1,860,195	2,151,543
#*	Troy Resources NL	346,695	1,357,151
#	Trust Co., Ltd. (The)	82,756	527,569
#	UGL, Ltd.	332,576	5,394,531
#*	UXC, Ltd.	1,169,545	768,775
#*	Venture Minerals, Ltd.	413,913	201,207
*	Venturex Resources, Ltd.	42,171	4,588
*	View Resources, Ltd.	64,168	172,568
*	Village Roadshow, Ltd.	907,781	3,852,485
#*	Virgin Blue Holdings, Ltd.	6,370,185	2,073,635
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	5,417
#	Watpac, Ltd.	683,114	1,109,646
#*	WDS, Ltd.	375,342	271,756
*	Webfirm Group, Ltd.	32,162	4,820
#	Webjet, Ltd.	356,064	718,037
*	Webster, Ltd.	144,737	71,832
#	West Australian Newspapers Holdings, Ltd. (6949431)	756,808	4,158,798
#*	West Australian Newspapers Holdings, Ltd. (B3ZMYF4)	459,431	2,471,107
#	Western Areas NL	558,671	3,908,423
#*	Westgold Resources, Ltd.	42,135	13,135
#*	White Energy Co., Ltd.	643,913	2,065,930
	WHK Group, Ltd.	1,202,433	1,193,402
#	Wide Bay Australia, Ltd.	78,298	801,742
#*	WildHorse Energy, Ltd.	212,714	90,680
	Willmott Forests, Ltd.	17,224	5,701
#*	Windimurra Vanadium, Ltd.	537,429	94,501
#	Wotif.com Holdings, Ltd.	505,776	2,856,143
#*	WPG Resources, Ltd.	430,485	307,313
TOTAL AUSTRALIA			642,269,331

HONG KONG — (17.6%)
*	ABC Communications Holdings, Ltd.	726,000	71,948
	Aeon Credit Service (Asia) Co., Ltd.	580,000	474,445
	Aeon Stores Hong Kong Co., Ltd.	234,000	474,806
	Alco Holdings, Ltd.	1,426,000	643,182
	Allan International Holdings, Ltd.	720,000	327,714
	Allied Group, Ltd.	683,200	2,385,583
	Allied Properties, Ltd.	12,297,857	2,528,790
*	Amax Holdings, Ltd.	9,312,000	160,214
*	Apac Resources, Ltd.	12,600,000	753,512
*	APT Satellite Holdings, Ltd.	850,000	319,923
#*	Artel Solutions Group Holdings, Ltd.	7,885,000	253,303

*	Artini China Co., Ltd.	2,530,000	$113,833
	Arts Optical International Holdings, Ltd.	730,000	316,687
	Asia Financial Holdings, Ltd.	2,474,908	1,114,231
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,795,840
	Asia Standard Hotel Group, Ltd.	13,607,218	1,067,161
	Asia Standard International Group, Ltd.	14,441,185	3,562,056
*	Asia TeleMedia, Ltd.	2,832,000	36,408
*	Associated International Hotels, Ltd.	954,000	2,073,856
	Aupu Group Holding Co., Ltd.	2,504,000	289,292
	Automated Systems Holdings, Ltd.	394,000	79,069
	Bauhaus International Holdings, Ltd.	662,000	255,283
*	Bel Global Resources Holdings, Ltd.	2,576,000	33,144
#*	Bio-Dynamic Group, Ltd.	2,544,000	385,948
*	Birmingham International Holdings, Ltd.	6,502,000	177,229
#	Bonjour Holdings, Ltd.	4,356,000	739,158
	Bossini International Holdings, Ltd.	3,871,500	387,971
#*	Burwill Holdings, Ltd.	8,300,960	448,005
#	Cafe de Coral Holdings, Ltd.	1,172,000	2,751,576
*	Capital Estate, Ltd.	5,151,000	258,735
*	Capital Publications, Ltd.	20,847,170	475,014
	Celestial Asia Securities Holdings, Ltd.	7,455,720	547,523
	Century City International Holdings, Ltd.	6,419,460	503,679
	Century Sunshine Group Holdings, Ltd.	3,655,000	127,021
	Champion Technology Holdings, Ltd.	14,423,777	304,252
	Chen Hsong Holdings, Ltd.	898,000	501,279
	Cheuk Nang Holdings, Ltd.	321,754	145,706
	Chevalier International Holdings, Ltd.	737,482	985,631
	Chevalier Pacific Holdings, Ltd.	5,497,500	194,324
#*	Chigo Holding, Ltd.	722,000	68,531
*	China Best Group Holding, Ltd.	3,721,400	84,785
*	China Boon Holdings, Ltd.	5,860,000	274,974
*	China Digicontent Co., Ltd.	2,710,000	3,484
*	China Digital Licensing Group, Ltd.	2,190,000	106,830
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	328,252
*	China Energy Development Holdings, Ltd.	21,966,000	805,123
*	China Flavors & Fragrances Co., Ltd.	138,711	33,002
*	China Infrastructure Investment, Ltd.	8,680,000	316,531
*	China Investments Holdings, Ltd.	149,000	4,700
*	China Mandarin Holdings, Ltd.	5,012,400	271,253
	China Metal International Holdings, Ltd.	2,582,000	774,037
*	China Motion Telecom International, Ltd.	5,080,000	88,423
	China Motor Bus Co., Ltd.	70,200	654,275
*	China Ocean Shipbuilding Industry Group, Ltd.	4,137,500	78,457
*	China Pipe Group, Ltd.	100,000	590
#*	China Public Procurement, Ltd.	5,352,000	467,871
*	China Renji Medical Group, Ltd.	12,784,000	98,610
*	China Solar Energy Holdings, Ltd.	18,630,000	322,573
*	China Sonangol Resources Enterprise, Ltd.	330,000	60,775
*	China Strategic Holdings, Ltd.	12,365,000	354,090
	China Taisan Technology Group Holdings, Ltd.	545,000	69,165
#*	China Timber Resources Group, Ltd.	32,400,000	1,519,018
	China Ting Group Holdings, Ltd.	2,443,151	360,837
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	150,595
*	China WindPower Group, Ltd.	14,540,000	1,550,480
*	China Yunnan Tin Minerals Group Co., Ltd.	9,428,000	133,632
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	183,104
*	ChinaVision Media Group, Ltd.	790,417	47,306
	Chinney Investments, Ltd.	1,144,000	177,972
#	Chong Hing Bank, Ltd.	878,000	2,256,427
#	Chow Sang Sang Holdings, Ltd.	1,226,680	2,734,595
	Chu Kong Shipping Development Co., Ltd.	2,188,000	495,836

*	Chuang’s China Investments, Ltd.	3,388,000	$248,317
	Chuang’s Consortium International, Ltd.	3,569,965	481,142
	Chun Wo Development Holdings, Ltd.	2,002,926	146,850
#	Citic 1616 Holdings, Ltd.	4,388,000	1,408,433
*	City e-Solutions, Ltd.	186,000	26,158
#	City Telecom, Ltd.	1,517,751	1,159,210
*	CK Life Sciences International Holdings, Inc.	12,548,000	855,627
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	8,315,264	378,622
	COL Capital, Ltd.	2,725,840	427,550
	Computer & Technologies Holdings, Ltd.	432,000	104,845
	Continental Holdings, Ltd.	5,148,250	109,847
*	Cosmos Machinery Enterprises, Ltd.	1,616,400	197,280
	Cosway Corp., Ltd.	740,000	81,647
*	CP Lotus Corp.	11,160,000	482,276
	Cross-Harbour Holdings, Ltd. (The)	657,520	583,687
	CSI Properties, Ltd.	20,399,625	634,404
*	CST Mining Group, Ltd.	78,008,000	2,226,384
*	Culture Landmark Investment, Ltd.	10,196,000	256,808
#	Dah Chong Hong Holdings, Ltd.	337,000	378,233
	Dah Sing Banking Group, Ltd.	1,071,840	1,661,703
	Dah Sing Financial Holdings, Ltd.	365,750	2,264,452
*	Daisho Microline Holdings, Ltd.	752,000	44,979
*	Dan Form Holdings Co., Ltd.	3,261,260	331,597
*	DBA Telecommunication Asia Holdings, Ltd.	1,716,000	377,540
#*	Dejin Resources Group Co., Ltd.	20,358,000	666,380
	Dickson Concepts International, Ltd.	911,000	675,945
*	Dragonite International, Ltd.	330,000	7,712
	DVN Holdings, Ltd.	2,183,000	134,849
*	Dynamic Energy Holdings, Ltd.	5,420,301	443,476
	Dynamic Holdings, Ltd.	374,000	78,855
#	Eagle Nice International Holdings, Ltd.	1,078,000	302,114
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	371,861
*	Eforce Holdings, Ltd.	5,402,000	54,934
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	E-Kong Group, Ltd.	620,000	44,553
	Emperor Entertainment Hotel, Ltd.	2,440,000	451,432
	Emperor International Holdings, Ltd.	5,836,768	1,145,685
	Emperor Watch & Jewellery, Ltd.	9,550,000	1,140,692
#*	ENM Holdings, Ltd.	15,112,000	1,338,890
*	EPI Holdings, Ltd.	42,599,273	251,846
*	eSun Holdings, Ltd.	2,140,000	473,199
#	EVA Precision Industrial Holdings, Ltd.	2,382,000	1,742,081
*	Ezcom Holdings, Ltd.	72,576	448
	Fairwood, Ltd.	316,600	452,311
	Far East Consortium International, Ltd.	4,570,342	1,097,616
*	Far East Technology International, Ltd.	179,520	17,771
*	First Natural Foods Holdings, Ltd.	2,365,000	—
	Fong’s Industries Co., Ltd.	440,000	277,601
*	Foundation Group, Ltd.	2,350,000	35,347
	Fountain SET Holdings, Ltd.	1,818,000	313,054
	Four Seas Mercantile Holdings, Ltd.	592,000	175,623
*	Frasers Property China, Ltd.	16,477,000	409,766
*	Freeman Corp., Ltd.	11,265,000	398,097
#	Fubon Bank Hong Kong, Ltd.	1,440,000	951,043
	Fujikon Industrial Holdings, Ltd.	912,000	193,341
*	Genting Hong Kong, Ltd.	17,000	6,945
	Get Nice Holdings, Ltd.	12,168,000	811,651
	Giordano International, Ltd.	7,162,000	4,337,938
*	Global Green Tech Group, Ltd.	4,876,000	98,496
*	Global Tech Holdings, Ltd.	5,498,000	46,518

	Glorious Sun Enterprises, Ltd.	2,662,000	$1,064,753
	Gold Peak Industries Holding, Ltd.	3,118,642	385,055
#*	Golden Resorts Group, Ltd.	11,717,000	1,566,575
	Golden Resources Development International, Ltd.	3,330,500	231,186
	Goldin Financial Holdings, Ltd.	480,000	43,192
*	Goldin Properties Holdings, Ltd.	2,040,000	1,054,732
	Golik Holdings, Ltd.	250,500	32,595
*	Good Fellow Resources Holdings, Ltd.	1,670,000	108,706
*	Grande Holdings, Ltd.	882,000	54,337
	Great Eagle Holdings, Ltd.	885,499	2,968,392
*	G-Resources Group, Ltd.	50,175,000	3,670,093
*	Group Sense International, Ltd.	2,448,000	73,818
	Guangnan Holdings, Ltd.	2,249,600	468,529
*	Guojin Resources Holdings, Ltd.	1,724,295	46,414
	Haitong International Securities Group, Ltd.	1,137,586	721,272
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
	Hang Ten Group Holdings, Ltd.	2,254,000	474,817
	Hannstar Board International Holdings, Ltd.	1,446,000	170,842
#	Hanny Holdings, Ltd.	747,979	54,811
*	Hans Energy Co., Ltd.	7,556,000	213,286
	Harbour Centre Development, Ltd.	889,500	1,292,719
	Henderson Investment, Ltd.	4,187,000	381,841
*	Hengli Properties Development Group, Ltd.	336,000	32,790
	High Fashion International, Ltd.	268,000	105,083
	HKR International, Ltd.	2,494,336	1,412,057
	Hon Kwok Land Investment Co., Ltd.	306,800	115,258
*	Hong Fok Land, Ltd.	1,210,000	1,556
	Hong Kong & Shanghai Hotels, Ltd.	9,294	17,028
*	Hong Kong Catering Management, Ltd.	542,796	111,165
	Hong Kong Ferry Holdings, Ltd.	809,300	743,187
	Hong Kong Food Investment Holdings, Ltd.	202,184	31,120
*	Hongkong Chinese, Ltd.	4,628,000	989,119
	Hop Fung Group Holdings, Ltd.	888,000	115,119
	Hsin Chong Construction Group, Ltd.	1,569,658	343,243
#*	Huafeng Group Holdings, Ltd.	6,713,325	310,410
	Hung Hing Printing Group, Ltd.	1,188,000	477,344
	Hutchison Harbour Ring, Ltd.	9,432,000	1,139,371
*	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,964,000	631,367
*	Hybrid Kinetic Group, Ltd.	14,884,000	267,475
*	HyComm Wireless, Ltd.	89,090	45,440
*	I-Cable Communications, Ltd.	531,000	54,503
*	IDT International, Ltd.	6,240,183	163,123
*	Imagi International Holdings, Ltd.	10,760,000	518,810
*	iOne Holdings, Ltd.	3,140,000	58,666
	IPE Group, Ltd.	2,060,000	397,205
#	IT, Ltd.	2,802,532	1,901,307
	ITC Corp., Ltd.	893,645	46,049
*	ITC Properties Group, Ltd.	3,645,747	1,012,986
#*	Jinchuan Group International Resources Co., Ltd.	752,000	249,100
*	Jinhui Holdings, Ltd.	384,000	97,692
*	Jiuzhou Development Co., Ltd.	2,558,000	220,441
*	JLF Investment Co., Ltd.	3,293,500	317,075
	Joyce Boutique Holdings, Ltd.	1,530,000	135,843
	Junefield Department Store Group, Ltd.	306,000	32,768
#	K Wah International Holdings, Ltd.	5,583,405	2,229,299
	Kam Hing International Holdings, Ltd.	1,974,000	301,084
	Kantone Holdings, Ltd.	14,737,990	212,262
*	Karl Thomson Holdings, Ltd.	1,188,000	88,687
	Karrie International Holdings, Ltd.	1,383,600	106,981
	Keck Seng Investments (Hong Kong), Ltd.	904,600	433,187
	Kin Yat Holdings, Ltd.	586,000	209,361

	King Fook Holdings, Ltd.	726,000	$157,849
*	King Pacific International Holdings, Ltd.	1,404,200	22,024
#*	King Stone Energy Group, Ltd.	55,920,000	1,268,964
	Kingmaker Footwear Holdings, Ltd.	1,476,955	305,625
	Kith Holdings, Ltd.	204,000	39,108
*	Kiu Hung Energy Holdings, Ltd.	10,810,000	408,550
*	Ko Yo Ecological Agrotech Group, Ltd.	16,260,000	413,205
	Kowloon Development Co., Ltd.	1,588,000	2,131,297
*	KPI Co., Ltd.	954,000	60,002
*	KTP Holdings, Ltd.	560,400	93,741
	Kwoon Chung Bus Holdings, Ltd.	556,000	136,318
*	Lai Sun Development Co., Ltd.	70,007,800	2,291,146
*	Lai Sun Garment International, Ltd.	2,770,000	383,173
	Lam Soon Hong Kong, Ltd.	302,310	248,760
	Le Saunda Holdings, Ltd.	420,000	199,753
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,970
#	Lee & Man Holdings, Ltd.	1,420,000	1,639,180
	Lerado Group Holdings Co., Ltd.	1,900,000	341,897
	Li Heng Chemical Fibre Technologies, Ltd.	1,582,000	213,160
	Lippo China Resources, Ltd.	6,098,000	223,289
	Lippo, Ltd.	1,195,700	576,602
*	Lisi Group Holdings, Ltd.	4,262,000	279,777
	Liu Chong Hing Investment, Ltd.	775,200	1,071,988
*	Longrun Tea Group Co., Ltd.	1,900,000	144,462
	Luen Thai Holdings, Ltd.	1,345,000	138,499
#	Luk Fook Holdings International, Ltd.	1,226,000	3,628,262
#	Luks Industrial Group, Ltd.	428,913	127,045
*	Lung Cheong International Holdings, Ltd.	6,790,000	392,125
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	1,095,617
*	Madex International Holdings, Ltd.	3,182,000	80,453
	Magnificent Estates, Ltd.	13,184,000	525,254
	Mainland Headwear Holdings, Ltd.	765,600	111,524
	Man Yue Technology Holdings, Ltd.	1,064,000	254,611
*	Mascotte Holdings, Ltd.	6,636,000	426,804
	Matrix Holdings, Ltd.	1,067,414	216,697
*	Mei Ah Entertainment Group, Ltd.	11,040,000	247,482
	Melbourne Enterprises, Ltd.	40,500	598,304
#	Melco International Development, Ltd.	3,309,000	2,260,705
	Midland Holdings, Ltd.	2,914,000	2,265,948
	Ming Fai International Holdings, Ltd.	1,680,000	597,647
*	Ming Fung Jewellery Group, Ltd.	6,610,000	670,225
	Miramar Hotel & Investment Co., Ltd.	772,000	943,846
	Modern Beauty Salon Holdings, Ltd.	160,000	17,686
*	Mongolia Energy Corp, Ltd.	6,380,000	1,280,576
	Nanyang Holdings, Ltd.	137,500	390,994
	National Electronics Holdings, Ltd.	2,156,000	221,883
	Natural Beauty Bio-Technology, Ltd.	4,470,000	1,121,997
#	Neo-Neon Holdings, Ltd.	1,712,500	658,373
	New Century Group Hong Kong, Ltd.	13,351,464	325,842
*	New Focus Auto Tech Holdings, Ltd.	96,000	33,624
*	New Smart Energy Group, Ltd.	10,850,000	135,017
#*	New Times Energy Corp, Ltd.	23,374,000	447,529
	Neway Group Holdings, Ltd.	24,579,087	1,357,127
	Newocean Green Energy Holdings, Ltd.	2,880,000	547,362
*	Next Media, Ltd.	3,725,183	468,941
*	Ngai Lik Industrial Holdings, Ltd.	2,522,000	36,001
*	Norstar Founders Group, Ltd.	3,256,000	—
#*	North Asia Resources Holdings, Ltd.	2,108,600	287,290
*	Omnicorp, Ltd.	1,626,000	557,553
#*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	360,375
*	Orient Power Holdings, Ltd.	804,000	19,432

#	Oriental Watch Holdings, Ltd.	1,069,000	$493,265
	Pacific Andes International Holdings, Ltd.	5,262,919	851,324
#	Pacific Basin Shipping, Ltd.	7,551,000	4,768,351
	Pacific Century Premium Developments, Ltd.	4,403,000	854,065
	Pacific Textile Holdings, Ltd.	1,750,000	1,012,856
#	Paliburg Holdings, Ltd.	2,290,830	915,774
	Pan Asia Environmental Protection Group, Ltd.	1,258,432	250,422
	Paul Y Engineering Group, Ltd.	77,759	6,001
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Innovation, Ltd.	3,799,000	687,254
	Pegasus International Holdings, Ltd.	226,000	35,416
	Pico Far East Holdings, Ltd.	3,910,000	748,601
*	PME Group, Ltd.	5,960,000	413,240
*	PNG Resources Holdings, Ltd.	16,626,362	555,224
	Pokfulam Development Co., Ltd.	234,000	227,244
	Polytec Asset Holdings, Ltd.	4,993,526	764,289
*	Premium Land, Ltd.	4,950,000	132,364
	Public Financial Holdings, Ltd.	1,928,000	1,251,684
*	PYI Corp., Ltd.	12,344,000	460,101
*	Pyxis Group, Ltd.	1,936,000	42,311
*	QPL International Holdings, Ltd.	992,000	38,384
	Quality Healthcare Asia, Ltd.	50,000	32,583
	Raymond Industrial, Ltd.	1,383,400	184,645
	Regal Hotels International Holdings, Ltd.	2,393,800	1,082,633
*	Rising Development Holdings, Ltd.	2,278,000	474,236
	Rivera Holdings, Ltd.	5,710,000	257,125
	Roadshow Holdings, Ltd.	1,456,000	133,971
#	Royale Furniture Holdings, Ltd.	1,440,700	631,291
	S.A.S. Dragon Holdings, Ltd.	1,440,000	474,605
#	Sa Sa International Holdings, Ltd.	4,066,000	2,076,306
	Safety Godown Co., Ltd.	398,000	306,894
	Samling Global, Ltd.	6,004,000	615,000
	Samson Paper Holdings, Ltd.	1,800,000	129,465
*	San Miguel Brewery Hong Kong, Ltd.	612,800	103,521
*	Sanyuan Group, Ltd.	415,000	8,003
	SEA Holdings, Ltd.	1,140,000	733,453
*	Sheng Yuan Holdings, Ltd.	210,000	27,481
#	Shenyin Wanguo, Ltd.	1,297,500	562,270
*	Shenzhen High-Tech Holdings, Ltd.	752,000	67,656
*	Shougang Concord Grand Group, Ltd.	2,451,000	127,523
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	199,922
#	Shui On Construction & Materials, Ltd.	1,236,000	1,654,437
*	Shun Ho Resources Holdings, Ltd.	483,000	78,680
*	Shun Ho Technology Holdings, Ltd.	1,037,452	167,889
#	Shun Tak Holdings, Ltd.	4,299,941	2,371,074
	Sing Tao News Corp., Ltd.	1,974,000	636,790
*	Singamas Container Holdings, Ltd.	5,922,000	2,473,006
*	Sino Dragon New Energy Holdings, Ltd.	5,616,000	772,816
*	Sino Gas Group, Ltd.	4,980,000	179,194
*	Sinocan Holdings, Ltd.	350,000	1,755
*	Sinocop Resources Holdings, Ltd.	3,810,000	560,088
*	Sino-Tech International Holdings, Ltd.	19,750,000	408,145
#*	Sinotel Technologies, Ltd.	719,000	159,431
*	SIS International Holdings, Ltd.	34,000	14,187
*	Skyfame Realty Holdings, Ltd.	2,737,750	225,255
#	Smartone Telecommunications Holdings, Ltd.	2,593,000	4,300,690
*	SMI Publishing Group, Ltd.	250,511	483
	Solomon Systech International, Ltd.	6,312,000	352,806
	South China (China), Ltd.	6,744,000	511,553
	South China Financial Holdings, Ltd.	4,872,000	68,914
	Southeast Asia Properties & Finance, Ltd.	289,891	78,289

*	Starlight International Holdings, Ltd.	3,125,325	$99,700
#	Stella International Holdings, Ltd.	740,074	1,653,434
	Styland Holdings, Ltd.	129,347	290
*	Success Universe Group, Ltd.	5,552,000	364,963
	Sun Hing Vision Group Holdings, Ltd.	358,000	147,562
	Sun Hung Kai & Co., Ltd.	1,409,621	1,137,938
*	Sun Innovation Holdings, Ltd.	10,235,655	485,847
*	Sunway International Holdings, Ltd.	866,000	31,269
*	Superb Summit International Timber Co., Ltd.	11,306,600	485,815
#*	Sustainable Forest Holdings, Ltd.	10,415,250	628,810
	SW Kingsway Capitol Holdings, Ltd.	5,750,000	215,148
	Synergis Holdings, Ltd.	322,033	36,408
#*	Tack Fat Group International, Ltd.	444,800	—
*	Tack Hsin Holdings, Ltd.	838,000	382,248
	Tai Cheung Holdings, Ltd.	1,919,000	1,425,032
	Tai Sang Land Development, Ltd.	576,984	261,323
	Tan Chong International, Ltd.	1,212,000	313,156
#	Techtronic Industries Co., Ltd.	4,086,000	5,672,749
*	Termbray Industries International (Holdings), Ltd.	2,304,900	272,215
	Tern Properties Co., Ltd.	51,200	22,073
	Texhong Textile Group, Ltd.	722,000	664,168
	Texwinca Holdings, Ltd.	2,136,000	2,265,756
*	Theme International Holdings, Ltd.	4,090,000	278,981
*	Tian Teck Land, Ltd.	1,054,000	894,331
#*	Titan Petrochemicals Group, Ltd.	11,760,000	861,299
*	Tom Group, Ltd.	3,606,000	422,218
*	Tomorrow International Holdings, Ltd.	4,941,420	212,247
	Tongda Group Holdings, Ltd.	10,120,000	512,698
#	Top Form International, Ltd.	2,760,000	237,765
*	Topsearch International Holdings, Ltd.	3,860,000	168,823
*	Town Health International Investments, Ltd.	1,175,165	195,067
*	Tradelink Electronic Commerce, Ltd.	328,000	49,412
	Transport International Holdings, Ltd.	820,941	2,534,564
*	Trinity, Ltd.	2,566,000	2,380,158
	Tristate Holdings, Ltd.	188,000	105,412
*	TSC Offshore Group, Ltd.	1,353,000	411,539
	Tse Sui Luen Jewellery International, Ltd.	300,000	242,072
	Tungtex Holdings Co., Ltd.	910,000	170,235
	Tysan Holdings, Ltd.	1,040,773	194,021
*	U-Right International Holdings, Ltd.	4,746,000	8,542
*	Value Convergence Holdings, Ltd.	1,200,000	311,466
#	Value Partners Group, Ltd.	2,122,000	2,005,642
	Van Shung Chong Holdings, Ltd.	2,185,335	210,956
*	Vantage International Holdings, Ltd.	2,778,000	343,329
	Varitronix International, Ltd.	1,072,293	721,985
	Vedan International Holdings, Ltd.	3,272,000	281,650
	Veeko International Holdings, Ltd.	4,423,751	210,781
	Victory City International Holdings, Ltd.	3,225,076	654,890
*	Vision Values Holdings, Ltd.	281,400	11,022
*	Vital Group Holdings, Ltd.	470,000	21,752
	Vitasoy International Holdings, Ltd.	3,623,000	2,970,515
*	Vongroup, Ltd.	10,865,000	90,725
*	VST Holdings, Ltd.	2,198,000	657,267
	Wah Ha Realty Co., Ltd.	278,600	111,091
#*	Wah Nam International Holdings, Ltd.	2,088,000	381,428
	Wai Kee Holdings, Ltd.	8,176,738	1,778,716
*	Wai Yuen Tong Medicine Holdings, Ltd.	1,954,341	49,472
	Wang On Group, Ltd.	6,631,286	95,615
*	Warderly International Holdings, Ltd.	520,000	32,088
	Water Oasis Group, Ltd.	1,632,000	228,774
	Win Hanverky Holdings, Ltd.	1,712,000	217,490

*	Winfoong International, Ltd.	1,331,000	$27,118
*	Wing Hing International Holdings, Ltd.	4,090,000	315,483
	Wing On Co. International, Ltd.	781,000	1,640,180
	Wing Tai Properties, Ltd.	1,957,331	792,132
*	Winteam Pharmaceutical Group, Ltd.	4,264,000	756,195
	Wong’s International (Holdings), Ltd.	737,641	219,904
	Wong’s Kong King International Holdings, Ltd.	120,000	14,502
	Xingye Copper International Group, Ltd.	1,559,000	305,783
	Y. T. Realty Group, Ltd.	865,000	236,380
	Yangtzekiang Garment, Ltd.	606,500	149,660
	Yau Lee Holdings, Ltd.	534,000	80,379
*	Yeebo (International Holdings), Ltd.	572,000	97,254
	YGM Trading, Ltd.	345,000	679,347
*	Yueshou Environmental Holdings, Ltd.	510,800	4,282
	Yugang International, Ltd.	95,100,000	939,344
	Yunnan Enterprises Holdings, Ltd.	306,000	19,216
*	ZZNode Technologies Co., Ltd.	3,600,000	282,873
TOTAL HONG KONG			225,153,481

MALAYSIA — (0.0%)
*	Autoways Holdings Berhad	10,000	4,259
*	Rekapacific Berhad	473,000	—
TOTAL MALAYSIA			4,259

NEW ZEALAND — (4.5%)
	Abano Healthcare Group, Ltd.	26,266	90,740
	Air New Zealand, Ltd.	1,502,638	1,272,557
	Auckland International Airport, Ltd.	1,355,191	2,288,289
	Cavalier Corp., Ltd.	283,674	775,686
	CDL Investments (New Zealand), Ltd.	395,965	78,676
	Colonial Motor Co., Ltd.	148,846	261,217
	Ebos Group, Ltd.	169,863	984,920
*	Fisher & Paykel Appliances Holdings, Ltd.	3,072,837	1,397,603
	Fisher & Paykel Healthcare Corp., Ltd.	2,569,174	6,156,446
	Freightways, Ltd.	744,329	1,851,592
	Hallenstein Glasson Holdings, Ltd.	242,461	697,608
	Hellaby Holdings, Ltd.	344,804	629,232
	Infratil, Ltd.	2,201,838	3,212,017
	Mainfreight, Ltd.	393,752	2,685,792
	Methven, Ltd.	70,490	83,869
	Michael Hill International, Ltd.	1,534,152	1,019,932
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	489,069
	New Zealand Exchange, Ltd.	296,786	483,655
	New Zealand Oil & Gas, Ltd.	1,810,156	1,257,556
	New Zealand Refining Co., Ltd.	613,210	2,286,966
	Northland Port Corp. (New Zealand), Ltd.	217,513	257,003
#	Nuplex Industries, Ltd.	1,006,382	2,380,448
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	3,305,663
#	Pumpkin Patch, Ltd.	606,913	626,298
	Pyne Gould Corp., Ltd.	639,693	131,571
#*	Pyne Gould Guinness, Ltd.	1,682,123	655,575
*	Rakon, Ltd.	191,186	167,751
	Restaurant Brands New Zealand, Ltd.	369,175	644,530
*	Richina Pacific, Ltd.	274,180	75,312
*	Rubicon, Ltd.	1,113,829	979,894
#	Ryman Healthcare, Ltd.	1,665,657	3,013,767
	Sanford, Ltd.	393,618	1,551,133
	Scott Technology, Ltd.	27,052	30,034
*	Seafresh Fisheries, Ltd.	80,520	1,720
	Skellerup Holdings, Ltd.	274,790	278,703

	Sky City Entertainment Group, Ltd.	2,560,206	$6,599,059
	Sky Network Television, Ltd.	915,274	3,924,535
	South Port (New Zealand), Ltd.	30,744	73,305
#	Steel & Tube Holdings, Ltd.	389,046	772,231
*	Tenon, Ltd.	19,132	15,986
	Tourism Holdings, Ltd.	274,867	125,722
	Tower, Ltd.	850,832	1,214,206
	TrustPower, Ltd.	10,245	56,271
	Vector, Ltd.	968,771	1,848,503
	Warehouse Group, Ltd.	496,981	1,331,481
TOTAL NEW ZEALAND			58,064,123

SINGAPORE — (9.2%)
#*	Abterra, Ltd.	429,800	406,947
*	Addvalue Technologies, Ltd.	1,043,000	32,944
	Advanced Holdings, Ltd.	691,000	124,709
*	AFP Properties, Ltd.	4,050,000	1,122,421
	Allgreen Properties, Ltd.	2,801,000	2,398,615
	Armstrong Industrial Corp., Ltd.	1,236,000	392,138
*	Asia Environment Holdings, Ltd.	528,793	100,761
*	Asiasons Capital, Ltd.	1,023,000	154,091
*	Asiatravel.com Holdings, Ltd.	17,879	5,463
	ASL Marine Holdings, Ltd.	719,600	342,507
*	A-Sonic Aerospace, Ltd.	408,996	22,641
	Ausgroup, Ltd.	877,000	239,928
	Baker Technology, Ltd.	1,272,000	397,890
*	Ban Joo & Co., Ltd.	2,179,000	77,791
*	Banyan Tree Holdings, Ltd.	955,000	712,199
*	Beng Kuang Marine, Ltd.	922,000	149,991
	Best World International, Ltd.	221,500	44,782
	Beyonics Technology, Ltd.	6,949,300	1,018,965
#*	BH Global Marine, Ltd.	621,000	125,615
*	Biosensors International Group, Ltd.	2,918,237	2,732,759
	Bonvests Holdings, Ltd.	978,000	783,846
	Boustead Singapore, Ltd.	671,000	532,595
	Breadtalk Group, Ltd.	345,800	181,009
#	Broadway Industrial Group, Ltd.	461,000	351,334
*	Brothers Holdings, Ltd.	454,628	67,140
#	Bukit Sembawang Estates, Ltd.	401,003	1,358,792
*	Bund Center Investment, Ltd.	1,696,000	295,829
	CEI Contract Manufacturing, Ltd.	432,000	46,359
*	Cerebos Pacific, Ltd.	542,000	2,230,455
	CH Offshore, Ltd.	1,539,400	531,081
*	Changjiang Fertilizer Holdings, Ltd.	515	100
	China Aviation Oil Singapore Corp., Ltd.	921,000	979,678
	China Dairy Group, Ltd.	1,502,000	104,212
*	China Energy, Ltd.	3,110,000	296,194
	China Merchants Holdings Pacific, Ltd.	809,000	420,941
*	China Sunsine Chemical Holdings, Ltd.	28,000	6,124
#	China XLX Fertiliser, Ltd.	701,000	230,538
	Chip Eng Seng Corp., Ltd.	1,612,800	633,454
	Chosen Holdings, Ltd.	1,202,000	133,596
*	Chuan Hup Holdings, Ltd.	3,967,000	693,938
*	Compact Metal Industries, Ltd.	643,000	3,826
#	Creative Technology, Ltd.	272,200	748,705
	CSC Holdings, Ltd.	1,829,000	202,805
	CSE Global, Ltd.	1,911,000	1,910,119
#	CWT, Ltd.	934,700	911,194
	Datapulse Technology, Ltd.	19,000	3,243
*	Delong Holdings, Ltd.	1,361,000	509,623
*	Digiland International, Ltd.	11,763,000	46,660

	Eagle Brand Holdings, Ltd.	14,387,000	$113,766
	Ellipsiz, Ltd.	123,000	12,696
	EnGro Corp, Ltd.	354,000	240,619
*	Enviro-Hub Holdings, Ltd.	1,445,666	166,195
	Etika International Holdings, Ltd.	179,000	46,137
	Eu Yan Sang International, Ltd.	464,800	271,078
*	Eucon Holdings, Ltd.	3,096,000	73,946
#	Ezion Holdings, Ltd.	1,403,000	739,317
#	Ezra Holdings, Ltd.	2,116,000	2,950,794
	F.J. Benjamin Holdings, Ltd.	1,146,000	341,177
#	Falcon Energy Group, Ltd.	1,007,000	279,257
*	Federal International 2000, Ltd.	1,675,350	93,181
#	First Resources, Ltd.	2,043,000	2,137,475
	Food Empire Holdings, Ltd.	1,094,400	409,290
	Fragrance Group, Ltd.	335,000	114,323
#	Freight Links Express Holdings, Ltd.	4,140,737	229,595
*	Fu Yu Corp., Ltd.	3,955,750	378,179
#*	Gallant Venture, Ltd.	1,924,000	609,701
	GK Goh Holdings, Ltd.	1,458,000	781,507
	Global Yellow Pages, Ltd.	299,000	40,382
	Goodpack, Ltd.	1,128,000	1,737,159
	GP Batteries International, Ltd.	343,000	369,845
	GP Industries, Ltd.	2,872,209	1,242,876
*	Grand Banks Yachts, Ltd.	250,000	73,384
	Guocoland, Ltd.	528,564	1,021,138
*	GuocoLeisure, Ltd.	191,000	114,210
*	Guthrie GTS, Ltd.	56,000	20,876
	Healthway Medical Corp., Ltd.	3,220,246	331,886
	Hersing Corp., Ltd.	1,285,000	285,878
*	HG Metal Manufacturing, Ltd.	426,000	38,857
	Hiap Seng Engineering, Ltd.	584,000	231,471
	Hi-P International, Ltd.	1,203,000	1,117,224
	Ho Bee Investment, Ltd.	1,024,000	1,152,320
*	Hong Fok Corp., Ltd.	2,769,700	1,241,589
	Hong Leong Asia, Ltd.	484,000	1,079,462
	Hotel Grand Central, Ltd.	1,119,926	719,553
	Hotel Properties, Ltd.	1,346,400	2,663,848
	Hour Glass, Ltd.	622,744	480,867
	HTL International Holdings, Ltd.	1,063,843	494,092
*	Huan Hsin Holdings, Ltd.	1,106,400	184,248
	HupSteel, Ltd.	1,572,875	286,768
	Hwa Hong Corp., Ltd.	2,186,000	1,082,992
#	Hyflux, Ltd.	2,081,500	3,566,782
	IFS Capital, Ltd.	421,080	171,283
*	Informatics Education, Ltd.	2,084,000	173,562
	InnoTek, Ltd.	719,000	338,944
	Intraco, Ltd.	519,500	123,765
	IPC Corp., Ltd.	724,000	72,055
	Isetan (Singapore), Ltd.	122,500	319,660
	Jadason Enterprises, Ltd.	728,000	53,606
*	Jasper Investments, Ltd.	90,680	4,690
*	Jaya Holdings, Ltd.	1,468,000	627,806
*	JES International Holdings, Ltd.	2,096,000	490,243
*	Jiutian Chemical Group, Ltd.	2,337,000	120,168
	JK Yaming International Holdings, Ltd.	906,000	369,574
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,349,500	411,911
#	Keppel Telecommunications & Transportation, Ltd.	1,506,600	1,614,684
	Khong Guan Flour Milling, Ltd.	38,000	41,520
	Kian Ann Engineering, Ltd.	1,276,000	212,610
	Kian Ho Bearings, Ltd.	664,500	108,353

#	Kim Eng Holdings, Ltd.	1,299,620	$3,140,718
	Koh Brothers Group, Ltd.	1,312,000	218,542
*	KS Energy Services, Ltd.	722,682	535,586
*	Lafe Corp., Ltd.	1,234,800	59,256
*	LanTroVision (Singapore), Ltd.	2,076,750	49,427
	LC Development, Ltd.	2,449,504	271,953
	Lee Kim Tah Holdings, Ltd.	1,600,000	678,569
	Lion Asiapac, Ltd.	473,000	84,480
	Lum Chang Holdings, Ltd.	1,042,030	235,839
	M1, Ltd.	1,701,000	3,252,455
#*	Manhattan Resources, Ltd.	790,000	601,580
*	Manufacturing Integration Technology, Ltd.	264,000	25,067
*	Marco Polo Marine, Ltd.	608,000	192,943
	Memstar Technology, Ltd.	1,114,000	48,447
	Memtech International, Ltd.	1,322,000	151,667
#	Mercator Lines Singapore, Ltd.	514,000	93,819
	Metro Holdings, Ltd.	1,738,160	1,129,341
#	Midas Holdings, Ltd.	2,007,000	1,194,407
*	Mirach Energy, Ltd.	460,000	40,122
	Miyoshi Precision, Ltd.	353,500	29,484
*	Multi-Chem, Ltd.	1,263,000	157,573
	Nera Telecommunications, Ltd.	1,079,000	351,007
	New Toyo International Holdings, Ltd.	1,624,000	309,352
#	Novo Group, Ltd.	55,500	15,822
	NSL, Ltd.	414,000	469,526
#*	Oceanus Group, Ltd.	3,788,000	782,371
*	OKP Holdings, Ltd.	146,000	70,640
	Orchard Parade Holdings, Ltd.	952,022	1,108,980
#	OSIM International, Ltd.	1,021,000	1,302,636
*	Ossia International, Ltd.	617,554	66,162
#	Otto Marine, Ltd.	2,451,000	486,134
	Pan Pacific Hotels Group, Ltd.	1,669,500	2,278,467
	Pan-United Corp., Ltd.	2,006,000	819,254
	PCI, Ltd.	575,000	216,908
*	Penguin International, Ltd.	400,000	30,214
	Pertama Holdings, Ltd.	459,750	156,472
	Petra Foods, Ltd.	864,000	1,093,844
	Popular Holdings, Ltd.	2,763,650	351,136
	PSC Corp., Ltd.	1,823,419	368,173
	QAF, Ltd.	863,000	431,132
	Qian Hu Corp., Ltd.	674,600	64,286
#*	Raffles Education Corp., Ltd.	2,068,594	1,279,015
#	Raffles Medical Group, Ltd.	668,000	1,187,058
	Rotary Engineering, Ltd.	1,143,600	861,347
*	Roxy-Pacific Holdings, Ltd.	214,000	78,112
	San Teh, Ltd.	999,087	310,663
*	Sapphire Corp., Ltd.	559,000	139,620
	SBS Transit, Ltd.	953,500	1,505,329
#	SC Global Developments, Ltd.	355,000	388,276
*	Seroja Investments, Ltd.	17,767	4,222
	Sim Lian Group, Ltd.	2,070,000	733,744
	Sing Investments & Finance, Ltd.	198,450	267,625
#	Singapore Land, Ltd.	84,000	465,003
	Singapore Post, Ltd.	3,544,120	3,260,721
	Singapore Reinsurance Corp., Ltd.	1,514,530	384,666
	Singapore Shipping Corp., Ltd.	1,689,000	327,846
	Singapura Finance, Ltd.	174,062	216,169
	Sinomem Technology, Ltd.	454,000	250,010
*	Sinostar PEC Holdings, Ltd.	160,000	20,635
	Sinwa, Ltd.	388,500	61,695
	SMB United, Ltd.	1,224,000	248,060

#*	Sound Global, Ltd.	1,432,000	$816,589
	Spice I2I, Ltd.	6,323,000	300,553
	Stamford Land Corp., Ltd.	2,927,000	1,426,886
	Straco Corp., Ltd.	130,000	16,776
	Sunningdale Tech, Ltd.	2,086,000	273,599
*	Sunvic Chemical Holdings, Ltd.	1,056,000	594,382
#	Super Group, Ltd.	1,022,000	1,045,424
	Superbowl Holdings, Ltd.	522,000	110,254
	Superior Multi-Packaging, Ltd.	239,500	20,004
#*	Swiber Holdings, Ltd.	1,126,000	727,771
*	Swissco Holdings, Ltd.	579,000	135,608
#	Tat Hong Holdings, Ltd.	1,116,800	722,025
#	Technics Oil & Gas, Ltd.	440,000	348,985
	Thakral Corp., Ltd.	6,028,000	143,353
	Tiong Woon Corp. Holding, Ltd.	901,000	242,905
*	Transcu Group, Ltd.	4,072,000	194,536
	Trek 2000 International, Ltd.	973,000	288,881
	Tuan Sing Holdings, Ltd.	1,421,000	350,185
#	UMS Holdings, Ltd.	949,000	455,420
#	United Engineers, Ltd.	718,014	1,463,851
#	United Envirotech, Ltd.	822,000	257,480
	United Industrial Corp., Ltd.	251,000	565,808
	United Overseas Insurance, Ltd.	187,250	516,691
	UOB-Kay Hian Holdings, Ltd.	1,475,400	2,059,530
	Venture Corp., Ltd.	292,000	2,226,066
	Vicom, Ltd.	120,000	290,160
#	WBL Corp., Ltd.	597,000	1,845,312
#	Wee Hur Holdings, Ltd.	924,000	212,423
#	Wheelock Properties, Ltd.	1,210,000	1,815,373
	Wing Tai Holdings, Ltd.	1,861,000	2,261,739
	Xpress Holdings, Ltd.	3,079,000	122,206
	YHI International, Ltd.	1,174,000	293,969
*	Yoma Strategic Holdings, Ltd.	132,000	7,618
	Yongnam Holdings, Ltd.	3,353,000	717,633
TOTAL SINGAPORE			117,460,523

TOTAL COMMON STOCKS			1,042,951,717

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Kimberley Rare Earths, Ltd. Rights 04/21/11	8,348	—
*	TFS Corp., Ltd. Rights 04/05/11	54,021	559
TOTAL AUSTRALIA			559

HONG KONG — (0.0%)
*	Kantone Holdings, Ltd. Right 04/04/11	1	—

SINGAPORE — (0.0%)
*	AFP Properties, Ltd. Warrants 11/18/15	1,718,500	279,486
*	Best World International, Ltd. Warrants 07/05/13	44,300	1,230
*	Spice I2I, Ltd. Rights 04/21/11	6,323,000	25,081
*	Transcu Group, Ltd. Warrants 09/01/13	1,018,000	24,228
*	Wee Hur Holdings, Ltd. Warrants 02/22/14	308,000	17,104
TOTAL SINGAPORE			347,129

TOTAL RIGHTS/WARRANTS			347,688

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11 (Collateralized by $515,000 FNMA 2.24%, 07/06/15, valued at $528,519) to be repurchased at $519,003	$519	$519,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (18.5%)
§@ DFA Short Term Investment Fund	235,303,879	$235,303,879
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 04/01/11 (Collateralized by $50,935,814 FNMA 4.000%, 02/01/31, valued at $1,243,207) to be repurchased at $1,218,837	$1,219	1,218,830

TOTAL SECURITIES LENDING COLLATERAL		236,522,709

TOTAL INVESTMENTS — (100.0%)
(Cost $1,038,720,470)##		$1,280,341,114

Summary of inputs used to value the Series’ investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,749,863	$629,519,468	—	$642,269,331
Hong Kong	2,200,072	222,953,409	—	225,153,481
Malaysia	—	4,259	—	4,259
New Zealand	73,305	57,990,818	—	58,064,123
Singapore	204,428	117,256,095	—	117,460,523
Rights/Warrants
Australia	—	559	—	559
Hong Kong	—	—	—	—
Singapore	322,048	25,081	—	347,129
Temporary Cash Investments	—	519,000	—	519,000
Securities Lending Collateral	—	236,522,709	—	236,522,709
TOTAL	$15,549,716	$1,264,791,398	—	$1,280,341,114

See accompanying notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (96.6%)
Consumer Discretionary — (20.5%)
	4imprint Group P.L.C.	96,735	$390,832
*	888 Holdings P.L.C.	87,404	60,915
	Aegis Group P.L.C.	3,340,566	7,656,240
	Aga Rangemaster Group P.L.C.	288,143	577,238
	Arena Leisure P.L.C.	1,368,472	610,708
*	Barratt Developments P.L.C.	3,356,481	5,927,007
	Bellway P.L.C.	424,125	4,730,911
*	Berkeley Group Holdings P.L.C. (The)	477,432	7,967,795
	Bloomsbury Publishing P.L.C.	271,841	566,920
*	Bovis Homes Group P.L.C.	506,207	3,537,252
#	Carpetright P.L.C.	176,546	1,925,429
*	Carphone Warehouse Group P.L.C.	506,951	2,961,173
	Centaur Media P.L.C.	556,967	482,040
	Chime Communications P.L.C.	212,999	910,352
	Churchill China P.L.C.	30,000	146,348
	Cineworld Group P.L.C.	7,537	25,040
*	Clinton Cards P.L.C.	740,506	267,503
	Creston P.L.C.	5,389	8,215
	Daily Mail & General Trust P.L.C. Series A	1,068,559	8,456,204
#*	Debenhams P.L.C.	4,402,257	4,179,257
	Dignity P.L.C.	214,913	2,398,894
*	Dixons Retail P.L.C.	11,456,408	2,311,698
	Domino’s Pizza UK & IRL P.L.C.	72,899	502,089
	Dunelm Group P.L.C.	98,645	607,479
#	Eaga P.L.C.	140,286	266,967
*	Enterprise Inns P.L.C.	1,808,533	2,566,888
	Euromoney Institutional Investor P.L.C.	295,046	3,294,517
*	Findel P.L.C.	4,998,346	490,211
*	Forminster P.L.C.	43,333	2,607
	French Connection Group P.L.C.	373,475	629,581
	Fuller Smith & Turner P.L.C.	129,026	1,240,298
	Future P.L.C.	1,324,863	557,680
	Game Group P.L.C.	1,527,764	1,380,497
	Games Workshop Group P.L.C.	101,889	592,642
	GKN P.L.C.	3,830,675	12,314,290
	Greene King P.L.C.	795,136	5,707,407
	Halfords Group P.L.C.	752,842	4,199,523
	Haynes Publishing Group P.L.C.	14,703	60,167
	Headlam Group P.L.C.	330,383	1,590,539
	Henry Boot P.L.C.	426,786	799,454
#	HMV Group P.L.C.	1,545,882	379,948
	Holidaybreak P.L.C.	222,271	1,144,795
	Home Retail Group P.L.C.	1,804,267	5,586,503
	Hornby P.L.C.	154,220	268,303
*	Howden Joinery Group P.L.C.	1,767,653	3,106,656
	Huntsworth P.L.C.	809,019	909,681
*	Inchcape P.L.C.	1,643,458	9,119,645
	Informa P.L.C.	1,492,708	9,966,172
*	ITV P.L.C.	6,035,176	7,481,215
	JD Sports Fashion P.L.C.	120,013	1,707,944
	JD Wetherspoon P.L.C.	462,380	3,127,986
#*	JJB Sports P.L.C.	156,013	74,898
	John Menzies P.L.C.	244,534	2,035,903
*	Johnston Press P.L.C.	507,412	65,083
	Kesa Electricals P.L.C.	2,105,278	4,074,718
	Ladbrokes P.L.C.	2,895,230	6,148,693
	Laura Ashley Holdings P.L.C.	1,500,394	523,667

	Lookers P.L.C.	1,097,970	$1,004,811
	Marston’s P.L.C.	2,051,544	3,123,041
*	Mecom Group P.L.C.	135,992	631,318
	Millennium & Copthorne Hotels P.L.C.	648,983	5,257,131
*	Mitchells & Butlers P.L.C.	934,202	4,521,450
	Mothercare P.L.C.	342,220	2,192,789
	N Brown Group P.L.C.	862,304	3,505,584
	Pace P.L.C.	834,489	2,035,508
#*	PartyGaming P.L.C.	666,311	2,086,466
*	Pendragon P.L.C.	2,428,575	895,696
	Persimmon P.L.C.	1,085,388	7,737,733
	Pinewood Shepperton P.L.C.	182,105	459,736
*	Punch Taverns P.L.C.	2,239,666	2,770,648
	Rank Group P.L.C.	971,863	2,331,427
*	Redrow P.L.C.	800,514	1,607,266
	Restaurant Group P.L.C .	780,418	3,748,412
	Rightmove P.L.C.	328,188	5,004,365
	Smiths News P.L.C.	705,619	955,041
*	Sportech P.L.C.	329,794	201,356
*	Sports Direct International P.L.C.	576,111	1,679,068
	St. Ives Group P.L.C.	436,379	700,515
*	Stylo P.L.C.	64,096	4,884
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
*	Taylor Wimpey P.L.C.	8,976,477	5,848,330
	Ted Baker P.L.C.	149,926	1,594,733
	Thomas Cook Group P.L.C.	3,007,335	8,216,435
	Topps Tiles P.L.C.	810,881	927,504
*	Trinity Mirror P.L.C.	820,253	613,167
	United Business Media P.L.C.	917,439	8,818,589
	UTV Media P.L.C	220,200	456,803
	Vitec Group P.L.C. (The)	160,303	1,545,440
*	Wagon P.L.C.	237,979	4,772
	WH Smith P.LC.	620,413	4,314,242
	Whitbread P.L.C.	103,235	2,730,320
	William Hill P.L.C.	2,714,131	7,866,377
	Wilmington Group P.L.C.	346,234	823,930
#*	Yell Group P.L.C.	6,166,762	659,031
Total Consumer Discretionary			245,496,535

Consumer Staples — (4.1%)
	A.G. Barr P.L.C.	129,266	2,550,903
	Anglo-Eastern Plantations P.L.C.	108,153	1,210,565
*	Booker Group P.L.C.	660,697	638,423
	Britvic P.L.C .	878,226	5,563,740
	Cranswick P.L.C.	190,200	2,535,787
	Dairy Crest Group P.L.C.	552,590	3,176,323
	Devro P.L.C .	646,738	2,926,166
*	European Home Retail P.L.C.	109,256	—
	Fiberweb P.L.C.	418,951	523,633
	Greggs P.L.C .	422,420	3,461,113
	McBride P.L.C.	832,651	1,902,968
	Northern Foods P.L.C.	1,842,840	2,142,917
*	Premier Foods P.L.C.	7,641,685	3,424,079
	PZ Cussons P.L.C.	1,287,639	6,750,598
	R.E.A. Holdings P.L.C.	49,233	582,298
	Robert Wiseman Dairies P.L.C.	221,312	1,217,231
	Tate & Lyle P.L.C.	1,074,000	9,941,684
	Thorntons P.L.C .	313,060	401,584
	Young & Co.’s Brewery P.L.C.	40,000	299,025
	Young & Co.’s Brewery P.L.C. Series A	20,936	190,645
Total Consumer Staples			49,439,682

Energy — (5.4%)
*	Afren P.L.C.	3,530,491	$9,228,884
	Anglo Pacific Group P.L.C.	449,037	2,441,377
*	EnQuest P.L.C .	1,826,432	3,995,784
*	Exillon Energy P.L.C.	6,907	45,526
*	Fortune Oil P.L.C .	6,119,351	1,121,496
*	Hardy Oil & Gas P.L.C.	49,802	150,738
#	Heritage Oil P.L.C.	556,931	2,540,286
	Hunting P.L.C.	462,895	5,756,158
	James Fisher & Sons P.L.C.	171,886	1,431,942
	JKX Oil & Gas P.L.C.	456,676	2,304,931
	John Wood Group P.L.C.	1,071,070	10,965,108
#	Lamprell P.L.C.	157,534	889,827
	Melrose Resources P.L.C.	336,039	1,352,995
*	Premier Oil P.L.C.	422,955	13,495,724
*	Salamander Energy P.L.C.	536,295	2,495,979
*	Soco International P.L.C.	892,380	5,493,133
*	UK Coal P.L.C.	978,349	625,086
Total Energy			64,334,974

Financials — (12.6%)
	Aberdeen Asset Management P.L.C.	2,716,498	9,178,823
	Amlin P.L.C.	1,762,700	10,794,876
	Arbuthnot Banking Group P.L.C.	67,329	442,810
	Ashmore Group P.L.C.	825,106	4,382,145
*	BCB Holdings, Ltd.	5,979	6,570
	Beazley P.L.C.	1,965,289	3,881,808
	Brewin Dolphin Holdings P.L.C.	926,221	2,496,501
*	Capital & Regional P.L.C.	903,177	561,914
	Catlin Group, Ltd. P.L.C.	1,308,416	7,566,711
	Charles Stanley Group P.L.C.	126,349	631,755
	Charles Taylor Consulting P.L.C.	139,215	313,397
	Chaucer Holdings P.L.C.	778,423	706,110
	Chesnara P.L.C.	252,994	1,001,376
	Close Brothers Group P.L.C.	561,047	7,596,903
	Collins Stewart P.L.C.	389,986	532,124
	Daejan Holdings P.L.C.	33,135	1,404,139
	Development Securities P.L.C.	460,015	1,650,803
*	DTZ Holdings P.L.C.	224,770	100,653
	Evolution Group P.L.C.	1,028,900	1,271,745
	F&C Asset Management P.L.C.	1,672,820	2,034,544
*	Full Circle Future, Ltd.	135,600	—
	Hansard Global P.L.C.	4,765	11,820
	Hardy Underwriting Group P.L.C.	160,288	712,179
	Hargreaves Lansdown P.L.C.	528,509	5,161,520
	Helical Bar P.L.C.	373,868	1,622,237
#	Henderson Group P.L.C .	3,124,354	8,490,054
	Hiscox, Ltd. P.L.C.	1,517,006	9,168,169
	IG Group Holdings P.L.C.	1,317,769	9,655,335
*	Industrial & Commercial Holdings P.L.C.	5,000	120
	Intermediate Capital Group P.L.C.	1,119,014	5,859,795
	International Personal Finance P.L.C.	930,623	4,800,455
*	IP Group P.L.C.	303,202	230,813
	Jardine Lloyd Thompson Group P.L.C.	638,821	7,086,506
	Lancashire Holdings, Ltd. P.L.C.	500,542	4,783,719
*	Liontrust Asset Management P.L.C.	129,935	173,751
	London Stock Exchange Group P.L.C.	532,368	7,110,857
	LSL Property Services P.L.C.	134,125	528,680
*	MWB Group Holdings P.L.C.	379,622	243,366
	Novae Group P.L.C.	210,426	1,223,906
#	Provident Financial P.L.C.	501,557	7,728,228
*	Puma Brandenburg, Ltd. Capital Shares	1,193,004	76,082

*	Puma Brandenburg, Ltd. Income Shares	1,193,004	$33,814
*	Quintain Estates & Development P.L.C.	764,929	539,764
	Rathbone Brothers P.L.C.	169,613	3,302,219
*	Rutland Trust P.L.C.	85,288	—
	S&U P.L.C.	21,140	228,999
*	Safestore Holdings P.L.C.	15,343	37,658
	Savills P.L.C.	543,867	3,125,581
	Shore Capital Group, Ltd. P.L.C.	1,193,004	597,430
	St. James’s Place P.L.C.	764,592	4,098,581
	St. Modwen Properties P.L.C.	630,419	1,818,460
	Tullett Prebon P.L.C.	816,518	5,358,823
*	Unite Group P.L.C.	255,461	884,584
Total Financials			151,249,212

Health Care — (1.6%)
#*	Alizyme P.L.C.	660,805	42,403
	Assura Group, Ltd.	55,610	39,469
*	Axis-Shield P.L.C.	234,766	1,228,482
	Bioquell P.L.C.	90,893	162,227
*	BTG P.L.C.	993,670	3,631,489
	Consort Medical P.L.C.	116,271	1,052,255
	Corin Group P.L.C.	126,637	115,966
	Dechra Pharmaceuticals P.L.C.	229,169	1,854,446
	Genus P.L.C.	171,521	2,596,716
	Hikma Pharmaceuticals P.L.C.	499,036	5,899,943
*	Optos P.L.C.	1,516	4,686
*	Oxford Biomedica P.L.C.	2,594,829	241,889
*	Prostrakan Group P.L.C.	38,359	79,200
*	Renovo Group P.L.C.	95,255	22,064
*	Southern Cross Healthcare, Ltd. P.L.C.	195,059	41,461
	Synergy Health P.L.C.	64,104	842,965
*	Vectura Group P.L.C.	1,321,180	1,296,741
Total Health Care			19,152,402

Industrials — (30.4%)
*	AEA Technology Group P.L.C.	539,970	37,559
#	Air Partner P.L.C.	37,086	291,148
	Alumasc Group P.L.C.	124,366	316,466
	Ashtead Group P.L.C.	2,124,586	6,757,043
*	Autologic Holdings P.L.C.	80,000	27,952
*	Avis Europe P.L.C.	59,960	181,262
	Babcock International Group P.L.C.	1,286,052	12,790,845
	Balfour Beatty P.L.C.	2,518,702	13,873,346
	BBA Aviation P.L.C.	1,697,310	5,376,250
	Berendsen P.L.C.	709,591	5,477,572
	Bodycote P.L.C.	745,786	3,962,092
	Braemar Shipping Services P.L.C.	81,108	591,792
	Brammer P.L.C.	185,817	885,681
*	Bunzl P.L.C.	161,372	1,926,315
	Camellia P.L.C.	2,437	361,741
	Carillion P.L.C.	1,610,191	9,816,673
	Carr’s Milling Industries P.L.C.	35,330	369,939
	Castings P.L.C.	162,757	741,657
	Charter International P.L.C.	654,213	8,468,659
	Chemring Group P.L.C.	686,050	7,599,650
	Clarkson P.L.C.	64,187	1,318,538
	Communisis P.L.C.	561,133	269,204
#	Connaught P.L.C.	319,006	85,207
*	Cookson Group P.L.C.	1,062,056	11,726,039
	Costain Group P.L.C.	139,449	539,577
*	Danka Business Systems P.L.C.	1,029,605	—

	De La Rue P.L.C.	387,017	$4,891,398
*	easyJet P.L.C.	690,633	3,769,944
*	Eleco P.L.C.	80,000	25,026
	Fenner P.L.C.	715,591	4,118,588
	Firstgroup P.L.C.	1,710,421	8,943,258
	Forth Ports P.L.C.	184,907	4,859,712
	Galliford Try P.L.C.	199,926	1,204,033
	Go-Ahead Group P.L.C.	173,516	3,726,252
	Hampson Industries P.L.C.	712,146	307,939
*	Hansen Transmissions International NV	200,672	154,289
	Hays P.L.C.	5,207,030	9,705,750
#*	Helphire P.L.C.	1,050,597	227,107
	Hogg Robinson Group P.L.C.	103,893	96,460
	Homeserve P.L.C.	1,162,452	8,292,159
	Hyder Consulting P.L.C.	170,933	994,588
	IMI P.L.C.	1,191,221	19,678,601
*	Impellam Group P.L.C.	35,258	206,953
	Interserve P.L.C.	529,664	2,330,414
	Intertek Group P.L.C.	539,854	17,619,529
	Invensys P.L.C.	486,722	2,694,141
	ITE Group P.L.C.	1,059,501	4,133,988
	Keller Group P.L.C.	276,404	2,750,276
	Kier Group P.L.C.	150,490	3,137,827
	Latchways P.L.C.	41,288	686,075
	Lavendon Group P.L.C.	484,732	724,122
	Lincat Group P.L.C.	14,452	237,942
	Low & Bonar P.L.C.	771,042	656,084
	Management Consulting Group P.L.C.	1,150,534	663,371
	Mears Group P.L.C.	113,186	443,180
	Meggitt P.L.C.	2,465,596	13,577,671
	Melrose P.L.C.	1,897,545	9,973,923
	Michael Page International P.L.C.	1,310,832	10,792,104
	Mitie Group P.L.C.	1,286,774	4,054,901
	MJ Gleeson Group P.L.C.	195,875	335,854
	Morgan Crucible Co. P.L.C.	1,252,304	5,952,771
	Morgan Sindall P.L.C.	169,608	1,721,522
	Mouchel Group P.L.C.	469,006	704,836
*	National Express Group P.L.C.	1,655,678	6,506,645
*	Northgate P.L.C.	399,223	2,036,126
	PayPoint P.L.C.	89,092	585,941
	PV Crystalox Solar P.L.C.	924,013	809,306
*	Qinetiq P.L.C.	2,334,802	4,558,273
	Regus P.L.C.	3,337,697	6,155,065
*	Rentokil Initial P.L.C.	4,273,107	6,166,503
	Ricardo P.L.C.	217,815	1,176,607
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	387,999	1,842,094
	ROK P.L.C.	723,316	—
	Rotork P.L.C.	366,679	10,262,568
	RPS Group P.L.C.	836,994	2,870,077
	Senior P.L.C.	1,762,689	4,283,803
	Severfield-Rowen P.L.C.	371,550	1,579,882
	Shanks Group P.L.C.	1,786,148	3,268,563
*	SIG P.L.C.	2,032,159	4,541,876
	Smart (J) & Co. (Contractors) P.L.C.	22,500	153,341
	Speedy Hire P.L.C.	674,870	310,316
	Spirax-Sarco Engineering P.L.C.	319,520	9,929,478
	Stagecoach Group P.L.C.	2,035,130	7,030,312
	Sthree P.L.C.	323,341	2,121,267
	T Clarke P.L.C.	148,717	238,033
	Tarsus Group P.L.C.	212,372	485,936

	Travis Perkins P.L.C.	875,579	$14,266,911
	Tribal Group P.L.C.	132,810	82,144
*	Trifast P.L.C.	359,985	262,780
	UK Mail Group P.L.C.	197,447	837,426
	Ultra Electronics Holdings P.L.C.	283,178	7,812,961
	Umeco P.L.C.	196,406	1,452,511
*	Volex Group P.L.C.	229,354	1,135,113
	Vp P.L.C.	167,297	633,313
	Weir Group P.L.C. (The)	119,239	3,308,296
	Wincanton P.L.C.	479,763	895,054
	WS Atkins P.L.C.	497,017	5,588,572
	WSP Group P.L.C.	276,589	1,608,216
	XP Power, Ltd. P.L.C.	73,546	2,066,442
Total Industrials			365,046,546

Information Technology — (10.7%)
	Acal P.L.C.	104,729	575,201
	Alphameric P.L.C.	127,141	50,256
*	Alterian P.L.C.	179,139	530,227
	Anite P.L.C.	1,166,924	1,155,183
	Aveva Group P.L.C.	289,692	7,497,802
	Computacenter P.L.C.	446,179	3,123,311
#*	CSR P.L.C.	683,977	4,046,071
	Dialight P.L.C.	111,362	1,328,681
	Diploma P.L.C.	482,456	2,474,937
	Domino Printing Sciences P.L.C.	455,803	4,616,038
*	E2V Technologies P.L.C.	252,397	468,581
	Electrocomponents P.L.C.	1,679,546	7,200,292
	Fidessa Group P.L.C.	137,261	3,856,376
	Halma P.L.C.	1,541,075	8,660,012
*	Imagination Technologies Group P.L.C.	936,573	6,438,136
*	Innovation Group P.L.C.	3,208,091	823,847
	Kewill P.L.C.	368,863	555,561
*	Kofax P.L.C.	317,667	2,642,364
	Laird P.L.C.	915,289	2,023,068
	Logica P.L.C.	6,193,609	12,898,102
	Micro Focus International P.L.C.	568,939	2,884,175
*	Misys P.L.C.	1,604,251	8,137,165
	Moneysupermarket.com Group P.L.C.	178,107	251,085
	Oxford Instruments P.L.C.	193,856	2,175,579
	Phoenix IT Group, Ltd. P.L.C.	201,507	647,892
	Premier Farnell P.L.C.	1,467,203	6,391,388
	Psion P.L.C.	499,513	720,816
	Renishaw P.L.C.	188,423	4,559,763
	RM P.L.C.	363,499	861,132
*	SDL P.L.C.	338,168	3,530,585
	Spectris P.L.C.	515,234	11,245,868
	Spirent Communications P.L.C.	2,622,105	5,765,499
*	Telecity Group P.L.C.	514,451	4,194,325
	TT electronics P.L.C.	635,179	1,743,273
#	Vislink P.L.C.	588,460	170,016
*	Wolfson Microelectronics P.L.C.	504,759	1,955,281
	Xaar P.L.C.	251,590	945,599
	Xchanging P.L.C.	677,924	868,605
Total Information Technology			128,012,092

Materials — (6.8%)
	British Polythene Industries P.L.C.	102,332	457,677
	Carclo P.L.C.	214,230	973,382
*	Centamin Egypt, Ltd.	1,303,673	2,833,099
*	Central Rand Gold, Ltd.	388,384	8,033

	Croda International P.L.C.	514,684	$13,858,852
	DS Smith P.L.C.	1,591,931	5,087,726
	Elementis P.L.C.	1,966,934	4,793,963
	Ferrexpo P.L.C.	882,954	6,107,911
	Filtrona P.L.C.	753,961	3,674,981
*	Gem Diamonds, Ltd. P.L.C.	424,075	1,908,551
	Hill & Smith Holdings P.L.C.	275,101	1,532,482
#	Hochschild Mining P.L.C.	578,951	5,978,683
*	International Ferro Metals, Ltd.	159,161	68,325
*	Inveresk P.L.C.	125,000	3,309
	Marshalls P.L.C.	715,587	1,308,398
	Mondi P.L.C.	1,078,021	10,361,530
*	Namakwa Diamonds, Ltd.	6,057	5,188
	Petropavlovsk P.L.C.	494,599	7,915,615
	Porvair P.L.C.	146,460	238,965
	RPC Group P.L.C.	622,691	2,799,459
#*	Talvivaara Mining Co. P.L.C.	154,826	1,444,576
	Victrex P.L.C.	340,523	7,363,846
	Yule Catto & Co. P.L.C.	721,863	2,328,619
	Zotefoams P.L.C.	96,852	232,303
Total Materials			81,285,473

Real Estate Investment Trusts — (0.0%)
*	Capital & Counties Properties PLC	116,870	315,842

Telecommunication Services — (1.8%)
	Cable & Wireless Communications P.L.C.	8,706,366	6,353,091
	Cable & Wireless Worldwide P.L.C.	5,850,381	4,920,174
*	Colt Group SA	1,287,437	3,073,460
	Kcom Group P.L.C.	2,643,350	2,612,738
	TalkTalk Telecom Group P.L.C.	1,483,185	3,274,566
	Telecom Plus P.L.C.	265,603	1,946,548
Total Telecommunication Services			22,180,577

Utilities — (2.7%)
	Dee Valley Group P.L.C.	12,109	216,309
	Drax Group P.L.C.	1,388,611	8,843,120
	Northumbrian Water Group P.L.C.	1,936,822	10,326,534
	Pennon Group P.L.C.	1,351,544	13,551,749
Total Utilities			32,937,712

TOTAL COMMON STOCKS			1,159,451,047

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
	REA Holdings P.L.C.	2,461	4,361

RIGHTS/WARRANTS — (0.0%)
*	Management Consulting Group P.L.C. Warrants 12/31/11	52,718	11,840
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS			11,840

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11 (Collateralized by $865,000 FNMA 2.24%, 07/06/15, valued at $887,706) to be repurchased at $871,005	$871	$871,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (3.3%)
§@ DFA Short Term Investment Fund	39,248,051	39,248,051
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 04/01/11 (Collateralized by $50,935,814 FNMA 4.000%, 02/01/31, valued at $90,143) to be repurchased at $88,375	$88	88,375

TOTAL SECURITIES LENDING COLLATERAL		39,336,426

TOTAL INVESTMENTS — (100.0%)
(Cost $1,050,742,229)##		$1,199,674,674

Summary of inputs used to value the Series’ investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$245,496,535	—	$245,496,535
Consumer Staples	299,025	49,140,657	—	49,439,682
Energy	—	64,334,974	—	64,334,974
Financials	40,384	151,208,828	—	151,249,212
Health Care	41,461	19,110,941	—	19,152,402
Industrials	90,537	364,956,009	—	365,046,546
Information Technology	—	128,012,092	—	128,012,092
Materials	—	81,285,473	—	81,285,473
Real Estate Investment Trusts	—	315,842	—	315,842
Telecommunication Services	—	22,180,577	—	22,180,577
Utilities	—	32,937,712	—	32,937,712
Preferred Stocks
Consumer Staples	—	4,361	—	4,361
Rights/Warrants	—	11,840	—	11,840
Temporary Cash Investments	—	871,000	—	871,000
Securities Lending Collateral	—	39,336,426	—	39,336,426
TOTAL	$471,407	$1,199,203,267	—	$1,199,674,674

See accompanying notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.3%)
AUSTRIA — (2.3%)
#	Agrana Beteiligungs AG	17,197	$1,978,898
#	Andritz AG	112,592	10,502,652
*	A-TEC Industries AG	21,828	65,169
*	Atrium European Real Estate, Ltd.	97,332	610,353
	Austria Email AG	715	8,926
*	Austria Technologie & Systemtechnik AG	29,569	663,529
*	Austriamicrosystems AG	35,287	1,862,442
	BKS Bank AG	3,120	80,522
	BWIN Interactive Entertainment AG	82,345	3,233,518
	BWT AG	29,870	873,591
#*	CA Immobilien Anlagen AG	23,448	432,173
	CAT Oil AG	47,541	490,047
*	EAG-Beteiligungs AG	1,650	6,898
#	EVN AG	53,538	999,099
#	Flughafen Wien AG	42,954	2,725,084
*	Frauenthal Holding AG	12,084	181,178
#*	Intercell AG	104,732	1,336,585
	Josef Manner & Co. AG	870	57,946
#	Kapsch TrafficCom AG	9,128	808,751
#	Lenzing AG	32,907	4,121,905
	Mayr-Melnhof Karton AG	32,872	3,834,251
	Oberbank AG	37,973	2,421,863
#	Oesterreichischen Post AG	105,958	3,630,928
#*	Palfinger AG	48,572	1,790,263
*	Polytec Holding AG	13,277	122,028
*	RHI AG	98,844	3,563,034
	Rosenbauer International AG	12,941	742,319
*	S&T System Integration & Technology Distribution AG	6,318	26,748
	Schoeller-Bleckmann Oilfield Equipment AG	35,247	3,465,308
	Semperit Holding AG	26,551	1,544,585
#*	Sparkassen Immobilien AG	69,833	500,433
	Strabag SE	101,540	3,227,067
	UBM Realitaetenentwicklung AG	1,440	59,687
#	Uniqa Versicherungen AG	184,842	4,188,725
*	Warimpex Finanz und Beteiligungs AG	10,047	36,165
*	Wienerberger AG	271,212	5,469,369
	Wolford AG	11,252	421,866
	Zumtobel AG	85,416	2,921,987
TOTAL AUSTRIA			69,005,892

BELGIUM — (3.1%)
*	Ablynx NV	19,271	227,947
	Ackermans & van Haaren NV	87,214	8,424,211
*	Agfa-Gevaert NV	491,805	2,125,633
*	Arseus NV	21,609	368,657
*	Atenor Group NV	1,444	71,072
	Banque Nationale de Belgique SA	952	4,727,178
*	Barco NV	55,666	4,286,230
	Bekaert SA	71,957	8,196,540
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	273,115
	Compagnie d’Entreprises SA	41,428	3,434,234
*	Compagnie du Bois Sauvage SA	87	16
	Compagnie Immobiliere de Belgique SA	10,535	467,985
	Compagnie Maritime Belge SA	64,746	1,912,556
#*	Deceuninck NV	268,523	774,908
*	Devgen NV	10,607	90,949

	D’ieteren SA	129,060	$8,852,033
#	Duvel Moorgat SA	8,799	919,097
	Econocom Group SA	65,485	1,437,432
#	Elia System Operator SA NV	124,286	5,072,612
	Euronav SA	86,554	1,339,429
	EVS Broadcast Equipment SA	19,017	1,210,271
	Exmar NV	132,340	1,256,184
	Floridienne SA	2,033	414,972
*	Galapagos NV	40,988	684,150
	Gimv NV	13,874	835,287
	Hamon & Compagnie International SA	3,754	145,664
	Henex SA	7,487	475,872
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	320,674
*	Ion Beam Applications SA	79,751	920,177
	Jensen-Group NV	12,030	180,055
	Kinepolis Group NV	6,525	523,145
	Lotus Bakeries NV	1,361	771,387
	Melexis NV	93,665	1,670,158
#	Nyrstar NV	432,368	6,230,749
	Omega Pharma SA	85,437	4,111,786
#*	Option NV	38,430	28,386
*	Picanol NV	16,620	263,070
*	RealDolmen NV	6,066	130,860
	Recticel SA	57,329	639,422
	Resilux SA	4,095	357,273
	Rosier SA	655	291,514
*	Roularta Media Group NV	7,146	242,800
*	SAPEC SA	3,531	283,084
	Sioen Industries NV	52,140	498,263
	Sipef NV	25,469	2,522,391
*	Softimat SA	26,232	197,609
*	Spector Photo Group SA	8,349	8,254
	Telenet Group Holding NV	148,890	6,978,373
	Ter Beke NV	2,281	193,678
	Tessenderlo Chemie NV	99,633	3,572,306
#*	ThromboGenics NV	44,229	1,354,471
*	TiGenix NV	22,164	40,483
	Van de Velde NV	27,539	1,550,301
	VPK Packaging Group SA	12,084	488,048
TOTAL BELGIUM			92,392,951

DENMARK — (2.3%)
*	Aarhus Lokalbank A.S.	7,872	23,629
*	Aktieselskabet Skjern Bank A.S.	3,276	83,535
#	Alk-Abello A.S.	21,829	1,312,746
*	Alm. Brand A.S.	275,600	592,224
*	Amagerbanken A.S.	647,900	—
	Ambu A.S.	22,373	703,288
	Arkil Holdings A.S. Series B	780	79,391
#	Auriga Industries A.S. Series B	57,315	1,005,651
#*	Bang & Olufsen Holdings A.S.	117,896	1,732,065
#*	Bavarian Nordic A.S.	33,316	712,859
*	BoConcept Holding A.S.	5,650	176,951
	Brodrene Hartmann A.S. Series B	11,730	173,856
*	Brondbyernes IF Fodbold A.S. Series B	15,450	62,651
	D/S Norden A.S.	86,486	2,977,867
#*	Dalhoff, Larson & Horneman A.S. Series B	34,372	91,344
*	Dantherm Holding A.S.	3,947	14,832
*	DFDS A.S.	12,001	1,014,169
*	DiBa Bank A.S.	2,300	22,304
*	Djursland Bank A.S.	8,970	286,698

#	East Asiatic Co., Ltd. A.S.	55,571	$1,687,333
	F.E. Bording A.S.	600	54,170
*	Fionia Holding A.S.	17,880	—
	Fluegger A.S. Series B	4,198	332,607
*	Genmab A.S.	128,987	1,370,924
*	GN Store Nord A.S.	760,608	7,123,668
*	GPV Industi A.S.	2,200	12,545
#*	Greentech Energy Systems A.S.	166,934	548,059
*	Gronlandsbanken A.S.	768	65,085
*	H&H International A.S. Series B	17,280	195,345
	Harboes Bryggeri A.S.	12,252	297,997
	Hojgaard Holding A.S. Series B	2,750	86,885
#	IC Companys A.S.	35,278	1,507,165
*	Incentive A.S.	3,575	12,571
#	Jeudan A.S.	4,620	379,577
*	Jyske Bank A.S.	87,656	3,895,532
*	Lan & Spar Bank A.S.	5,150	269,129
*	Lastas A.S. Series B	10,870	71,564
*	Lollands Bank A.S.	310	10,332
#*	Mols-Linien A.S.	27,490	121,771
#*	NeuroSearch A.S.	79,539	861,209
#	NKT Holding A.S.	89,760	5,253,065
*	Nordjyske Bank A.S.	17,600	337,570
*	Norresundby Bank A.S.	7,350	244,713
	North Media A.S.	36,665	307,414
*	Ostjydsk Bank A.S.	2,554	157,854
#*	Parken Sport & Entertainment A.S.	32,936	675,057
	Per Aarsleff A.S. Series B	5,975	504,034
	Ringkjoebing Landbobank A.S.	15,966	2,049,117
	Roblon A.S. Series B	540	70,811
	Rockwool International A.S.	8,151	1,002,767
#*	Royal Unibrew A.S.	33,535	2,311,068
*	Salling Bank A.S.	430	27,451
	Satair A.S.	10,477	750,894
	Schouw & Co. A.S.	74,017	2,063,622
#	SimCorp A.S.	17,973	2,875,043
#*	Sjaelso Gruppen A.S.	69,554	129,299
*	SKAKO A.S.	1,577	7,524
	Solar Holdings A.S. Series B	14,216	1,202,214
*	Spar Nord Bank A.S.	119,700	1,104,824
*	Sparbank A.S.	10,930	148,933
*	Sparekassen Faaborg A.S.	1,972	243,008
*	Sydbank A.S.	246,578	6,211,844
	Thrane & Thrane A.S.	14,799	706,774
	Tivoli A.S.	969	589,048
#*	TK Development A.S.	150,872	580,500
*	Topdanmark A.S.	53,386	8,852,553
*	TopoTarget A.S.	378,484	195,807
#*	Torm A.S.	95,141	548,178
*	Vestjysk Bank A.S.	27,295	301,822
TOTAL DENMARK			69,422,336

FINLAND — (5.6%)
#	Ahlstrom Oyj	17,281	426,186
*	Aktia Oyj	1,514	14,611
#*	Aldata Solutions Oyj	194,535	138,186
#	Alma Media Oyj	277,852	3,211,240
*	Amanda Capital Oyj	67,120	170,153
	Amer Sports Oyj Series A	383,243	4,916,129
	Aspo Oyj	68,141	854,668
	Atria P.L.C.	13,181	161,955

	Bank of Aland P.L.C.	17,663	$425,001
	BasWare Oyj	34,550	1,290,019
*	Biotie Therapies Corp. Oyj	356,191	281,933
#	Cargotec Oyj Series B	122,921	5,985,026
#*	Citycon Oyj	94,407	431,955
*	Componenta Oyj	34,813	291,188
	Comptel P.L.C.	324,863	312,768
#*	Cramo Oyj	119,766	3,097,461
	Digia P.L.C.	55,020	328,047
*	Efore Oyj	114,965	155,827
*	Elcoteq SE	3,041	5,517
*	Elektrobit Corp. Oyj	2,476	2,178
#	Elisa Oyj	276,614	6,093,103
	Etteplan Oyj	62,600	269,817
*	Finnair Oyj	240,017	1,307,857
*	Finnlines Oyj	124,906	1,397,133
#	Fiskars Oyj Abp Series A	181,663	4,379,938
#	F-Secure Oyj	463,536	1,530,775
*	GeoSentric Oyj	244,900	3,471
#*	Glaston Oyj Abp	131,940	188,329
	HKScan Oyj	84,706	796,100
	Huhtamaki Oyj	362,987	5,142,951
	Ilkka-Yhtyma Oyj	61,034	760,852
#	KCI Konecranes Oyj	245,559	11,359,939
#	Kemira Oyj	328,961	5,310,041
	Kesko Oyj	113,158	5,288,836
#	Laennen Tehtaat Oyj	18,920	503,771
	Lassila & Tikanoja Oyj	125,791	2,266,141
*	Lemminkainen Oyj	19,057	712,070
*	M-Real Oyj Series B	1,549,706	6,758,902
	Neo Industrial Oyj	16,652	164,888
	Nokian Renkaat Oyj	83,303	3,541,841
	Nordic Aluminium Oyj	10,440	542,903
	Okmetic Oyj	54,904	510,467
	Olvi Oyj Series A	31,354	1,642,464
#	Oriola-KD Oyj Series A	5,045	26,668
	Oriola-KD Oyj Series B	279,661	1,347,220
#	Orion Oyj Series A	109,676	2,656,082
#	Orion Oyj Series B	300,219	7,280,432
#	Outokumpu Oyj	381,565	6,605,774
	Outotec Oyj	79,950	4,804,958
#	PKC Group Oyj	51,921	1,148,158
#	Pohjola Bank P.L.C.	372,375	5,066,384
	Ponsse Oyj	25,336	411,133
#	Poyry Oyj	187,165	2,855,631
	Raisio P.L.C.	490,304	1,828,851
	Ramirent Oyj	314,761	5,176,570
	Rapala VMC Oyj	113,258	1,089,868
#	Rautaruukki Oyj Series K	302,139	7,233,344
*	Raute Oyj Series A	10,390	149,525
#	Ruukki Group Oyj	603,623	1,548,217
	Sanoma Oyj	212,315	4,798,366
	Scanfil Oyj	123,479	489,169
*	SRV Group P.L.C.	7,277	69,476
	Stockmann Oyj Abp Series A	43,914	1,579,909
#	Stockmann Oyj Abp Series B	107,109	3,217,372
*	Technopolis Oyj	27,346	146,715
*	Tecnomen Lifetree Oyj	2,061	1,201
#	Teleste Oyj	53,559	334,956
#	Tieto Oyj	291,983	5,337,949
#*	Tikkurila Oyj	62,217	1,415,083

*	Trainers’ House P.L.C.	107,200	$42,686
	Tulikivi Oyj	79,440	131,454
	Turkistuottajat Oyj	8,490	185,741
#	Uponor Oyj Series A	217,678	3,706,846
	Vacon Oyj	45,190	2,783,434
	Vaisala Oyj Series A	39,132	1,274,530
*	Viking Line Abp	10,400	439,535
	Yit Oyj	279,388	8,277,108
TOTAL FINLAND			166,432,982

FRANCE — (10.6%)
*	ABC Arbitrage SA	13,446	144,211
#	Akka Technologies SA	6,655	175,482
	Ales Groupe SA	32,239	594,217
*	Altamir Amboise SA	39,170	449,067
	ALTEN SA	68,354	2,577,675
#*	Altran Technologies SA	362,083	2,519,737
	April Group SA	74,171	2,049,811
#*	Archos SA	18,355	214,435
	Arkema SA	199,362	18,125,022
	Assystem SA	55,571	1,225,418
*	Atari SA	14,902	61,524
*	Atos Origin SA	143,571	8,419,513
	Aubay SA	10,285	92,049
	Audika SA	21,251	616,684
#*	Aurea SA	3,551	46,564
*	Avanquest Software SA	5,228	20,468
*	Baccarat SA	1,090	189,858
	Banque Tarneaud SA	1,430	241,165
#	Beneteau SA	179,820	3,787,751
	Bigben Interactive SA	8,718	111,847
	Boiron SA	28,682	1,212,098
	Boizel Chanoine Champagne SA	6,606	537,954
	Bonduelle SCA	13,650	1,283,157
	Bongrain SA	15,028	1,392,760
#	Bourbon SA	165,882	7,837,338
*	Boursorama SA	30,294	353,963
*	Bull SA	309,488	1,652,781
	Burelle SA	3,894	1,130,085
	Cafom SA	5,092	91,252
	Canal Plus SA	306,742	2,431,592
	CBo Territoria SA	28,320	166,434
	Cegedim SA	16,591	1,131,321
	CEGID Group SA	3,517	106,050
*	CFAO SA	23,353	875,490
*	Cie Generale de Geophysique - Veritas SA	178,317	6,452,262
*	Ciments Francais SA	4,853	489,781
*	Club Mediterranee SA	68,548	1,476,703
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	88,048
*	CS Communication & Systemes SA	7,938	60,205
	Damartex SA	21,101	667,099
	Delachaux SA	26,973	2,758,764
*	Derichebourg SA	548,515	4,702,002
*	Devoteam SA	10,200	261,013
*	Dynaction SA	14,454	160,965
#	EDF Energies Nouvelles SA	32,290	1,704,799
	Electricite de Strasbourg SA	21,982	3,742,508
	Entrepose Contracting SA	359	48,298
	Esso S.A.F.	9,411	1,335,056
	Establissements Maurel et Prom SA	323,678	6,243,306
*	Etam Developpement SA	1,148	54,423

*	Euler Hermes SA	36,906	$3,514,587
*	Euro Disney SCA	55,332	595,064
#*	Eurofins Scientific SA	6,286	554,219
	Exel Industries SA	10,680	659,625
	Faiveley Transport SA	4,989	493,491
*	Faurecia SA	87,585	3,193,764
	Fimalac SA	31,490	1,271,696
	Fleury Michon SA	4,694	235,094
*	Flo Groupe SA	29,358	249,674
*	GameLoft SA	33,361	217,752
*	Gascogne SA	6,907	410,636
	Gaumont SA	14,184	944,849
#*	GECI International SA	59,392	258,329
	Gemalto NV	149,247	7,348,159
	Gevelot SA	3,584	307,280
*	GFI Informatique SA	134,770	710,804
#	GIFI SA	7,360	654,797
	GL Events SA	18,704	640,766
	GPE Groupe Pizzorno SA	5,200	136,687
	Groupe Crit SA	24,255	730,239
	Groupe Eurotunnel SA	967	10,276
*	Groupe Go Sport SA	1,695	39,726
#	Groupe Gorge SA	18,510	223,538
	Groupe Guillin SA	1,200	113,438
*	Groupe Open SA	27,590	260,643
*	Groupe Partouche SA	30,312	111,053
	Groupe Steria SCA	71,983	2,316,649
	Guerbet SA	5,824	576,986
#	Guyenne et Gascogne SA	25,083	3,257,280
*	Haulotte Group SA	61,352	1,248,354
	Havas SA	1,237,226	6,645,320
#*	Hi-Media SA	34,139	172,645
*	Idsud SA	2,227	91,142
*	IMS International Metal Service SA	7,137	151,824
	Ingenico SA	117,295	5,255,985
*	Inter Parfums SA	2,504	87,158
	Ipsen SA	52,634	1,889,338
	Ipsos SA	89,607	4,384,072
*	Kaufman & Broad SA	4,383	152,062
	Korian SA	7,905	185,335
	Laurent-Perrier SA	12,546	1,405,442
*	LDC SA	19	1,978
*	Lectra SA	83,499	780,784
	Lisi SA	16,907	1,449,430
#	LVL Medical Groupe SA	18,786	466,028
	M6 Metropole Television SA	155,729	4,070,214
	Maisons France Confort SA	3,317	173,798
*	Manitou BF SA	48,911	1,483,340
	Manutan International SA	13,379	963,172
*	Meetic SA	8,430	184,575
	Mersen SA	62,698	3,474,273
	MGI Coutier SA	2,753	164,283
*	Modelabs Group	10,965	52,738
*	Montupet SA	1,081	12,278
	Mr. Bricolage SA	23,846	456,334
#	Naturex SA	8,725	540,331
#	Neopost SA	88,903	7,783,525
	Nexans SA	110,500	10,562,186
	Nexity SA	82,239	4,074,299
*	NicOx SA	13,013	45,735
#	Norbert Dentressangle SA	12,519	1,343,931

	NRJ Group SA	12,748	$135,072
*	Oeneo SA	113,285	347,115
#	Orpea SA	101,314	4,947,537
	Osiatis SA	1,400	11,700
#	PagesJaunes Groupe SA	384,634	3,849,433
	Paris Orleans et Cie SA	2,478	68,753
*	Parrot SA	17,614	631,520
	Pierre & Vacances SA	16,640	1,463,928
	Plastic Omnium SA	31,808	2,598,324
*	Plastivaloire SA	4,552	130,997
	PSB Industries SA	8,438	345,621
	Rallye SA	89,009	4,023,368
#*	Recylex SA	55,481	524,432
#	Remy Cointreau SA	82,777	6,235,471
*	Rexel SA	16,072	405,675
	Rhodia SA	333,947	9,780,403
	Robertet SA	3,167	542,396
#*	Rodriguez Group SA	31,298	225,728
	Rougier SA	6,115	344,699
	Rubis SA	36,080	4,317,956
*	S.T. Dupont SA	39,440	15,159
	Sa des Ciments Vicat SA	15,827	1,344,765
	Sabeton SA	13,500	246,606
	Saft Groupe SA	66,877	2,839,462
	SAMSE SA	8,342	878,833
*	Sartorius Stedim Biotech SA	1,771	103,639
	SEB SA	48,135	4,743,609
*	Seche Environnement SA	2,655	254,078
#	Sechilienne SA	60,146	1,687,586
	Securidev SA	2,500	124,833
#*	Sequana SA	43,527	764,643
	Signaux Girod SA	894	67,386
*	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	196,995
	Societe BIC SA	84,787	7,534,300
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,886,971
#	Societe Pour l’Informatique Industrielle SA	40,908	323,127
	Societe Television Francaise 1 SA	171,170	3,137,397
#*	Soitec SA	383,996	5,842,062
	Somfy SA	21,738	6,005,362
	Sopra Group SA	22,982	2,498,963
*	Ste Industrielle d’Aviation Latecoere SA	5,421	89,396
	Stef-TFE SA	28,838	1,798,074
	Sucriere de Pithiviers Le Vieil SA	1,745	2,030,862
*	Sword Group SA	7,395	233,667
	Synergie SA	32,941	999,968
#*	Technicolor SA	321,494	2,332,084
	Teleperformance SA	181,538	6,843,008
	Tessi SA	5,050	486,354
#*	Theolia SA	215,705	410,526
#	Tonnellerie Francois Freres SA	3,839	159,047
*	Total Gabon SA	398	203,282
	Touax SA	484	19,164
	Toupargel Groupe SA	75	1,629
#*	Transgene SA	5,584	98,189
	Trigano SA	21,351	723,739
#*	UbiSoft Entertainment SA	223,352	2,279,912
	Union Financiere de France Banque SA	16,828	787,835
*	Valeo SA	232,962	13,563,022
	Viel et Compagnie SA	158,130	729,680
#	Vilmorin & Cie SA	20,195	2,419,124
	Virbac SA	17,494	2,916,529

	VM Materiaux SA	6,914	$430,494
	Vranken Pommery Monopole SA	13,094	649,943
	Zodiac Aerospace SA	105,911	7,715,495
*	Zueblin Immobiliere France SA	1,285	6,779
TOTAL FRANCE			312,252,721

GERMANY — (12.6%)
	A.S. Creation Tapeton AG	6,853	290,380
*	AAP Implantate AG	47,250	71,078
*	Aareal Bank AG	302,222	9,675,656
*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	383
*	ADVA AG Optical Networking	128,074	1,070,936
	Agrob Immobilien AG	5,800	77,952
#*	Air Berlin P.L.C.	117,774	519,497
#	Aixtron SE	314,748	13,799,269
*	Aligna AG	318,087	39,060
	Amadeus Fire AG	16,192	756,142
*	Andreae-Noris Zahn AG	26,412	1,070,703
#	Asian Bamboo AG	29,133	1,432,602
	Augusta Technologie AG	26,396	654,345
	Aurubis AG	152,783	8,133,451
	Baader Bank AG	132,511	576,986
#*	Balda AG	127,634	1,532,187
	Bauer AG	21,678	1,091,973
	BayWa AG	16,377	741,358
	Bechtle AG	41,242	1,740,622
	Bertrandt AG	23,001	1,540,774
*	Beta Systems Software AG	8,550	33,155
	Bilfinger Berger SE	162,980	14,100,078
*	Biolitec AG	26,843	132,894
	Biotest AG	20,784	1,442,372
*	BKN International AG	33,408	1,842
*	BMP AG	43,506	62,283
*	Borussia Dortmund GmbH & Co. KGaA	208,512	815,290
#	Carl Zeiss Meditec AG	84,141	1,773,717
	CENIT AG	470	3,433
*	Centrosolar Group AG	20,542	177,845
*	Centrotec Sustainable AG	42,634	1,331,052
*	Centrotherm Photovoltaics AG	28,152	1,676,599
	Cewe Color Holding AG	15,268	683,941
	Comdirect Bank AG	139,558	1,575,698
#	CompuGroup Medical AG	14,015	228,134
#*	Conergy AG	370,951	209,588
#*	Constantin Medien AG	314,299	1,024,423
	CropEnergies AG	42,182	345,433
	CTS Eventim AG	53,050	3,414,503
*	Curanum AG	83,165	278,798
#*	D. Logistics AG	113,203	263,962
	DAB Bank AG	130,043	790,641
*	Data Modul AG	11,455	239,874
*	Delticom AG	2,496	225,317
*	Demag Cranes AG	53,557	2,725,190
*	Deutsche Beteiligungs AG	21,968	634,473
*	Deutsche Wohnen AG	137,578	1,983,684
*	Deutz AG	263,835	2,222,478
#*	Dialog Semiconductor P.L.C.	166,323	3,428,762
*	DIC Asset AG	28,583	375,818
*	Dierig Holding AG	10,500	164,186
#	Douglas Holding AG	105,346	5,746,637
*	Dr. Hoenle AG	14,858	206,355
*	Draegerwerk AG & Co KGaA	581	46,103

	Drillisch AG	158,285	$1,633,884
*	Duerr AG	36,111	1,194,957
	DVB Bank SE	173,470	6,182,159
	Eckert & Ziegler AG	6,924	288,549
#	Elexis AG	32,938	611,871
*	Elmos Semiconductor AG	34,592	557,693
	ElreingKlinger AG	105,909	3,335,146
#*	Epigenomics AG	27,680	70,067
	Erlus AG	2,970	105,458
#*	Euromicron AG	6,147	167,341
#	Euwax AG	17,978	1,290,644
*	Evotec AG	1,165,338	4,874,505
#	Fielmann AG	56,670	5,350,273
*	FJA AG	217	592
	Freenet AG	372,758	4,254,808
	Fuchs Petrolub AG	46,541	6,271,963
*	GAGFAH SA	229,040	1,928,533
	GBW AG	28,417	543,687
*	Gerresheimer AG	88,833	4,056,246
	Gerry Weber International AG	44,554	2,584,745
	Gesco AG	10,010	835,167
	GFK SE	72,083	3,982,951
	GFT Technologies AG	66,050	384,846
#*	Gigaset AG	119,273	713,998
#	Gildemeister AG	108,692	2,453,444
*	Grammer AG	28,005	753,662
	Grenkeleasing AG	33,471	2,002,557
*	H&R WASAG AG	18,299	529,095
	Hamborner REIT AG	31,350	329,807
	Hamburger Hafen und Logistik AG	55,006	2,552,461
*	Hansa Group AG	146,815	894,170
#	Hawesko Holding AG	19,463	965,065
#*	Heidelberger Druckmaschinen AG	734,833	3,461,512
*	Homag Group AG	13,586	281,202
*	IKB Deutsche Industriebank AG	21,843	23,916
	Indus Holding AG	45,532	1,357,856
	Innovation in Traffic Systems AG	23,949	578,259
	Interseroh SE	21,642	1,592,659
#*	Intershop Communications AG	62,598	194,753
#	Isra Vision Systems AG	10,917	263,035
*	IVG Immobilien AG	480,972	3,993,040
*	Jenoptik AG	162,963	1,304,161
*	Kampa AG	35,505	6,088
#*	Kloeckner & Co. SE	227,481	7,555,658
*	Koenig & Bauer AG	4,664	106,377
	Kontron AG	189,937	2,357,410
#*	Krones AG	72,618	5,244,875
	KSB AG	3,632	3,122,637
*	Kuka AG	102,786	2,433,888
#	KWS Saat AG	17,224	3,641,634
	Leifheit AG	12,500	336,267
*	Leoni AG	115,635	4,925,705
#	Loewe AG	25,187	230,388
	LPKF Laser & Electronics AG	20,347	391,629
#*	Manz Automation AG	4,125	295,699
#*	Masterflex AG	7,812	50,916
*	Masterflex AG Issue 10	7,812	46,499
*	Maxdata Computer AG	94,120	16,140
	Mediclin AG	119,554	723,782
#*	Medigene AG	87,499	254,922
	Medion AG	85,984	1,212,048

*	Mensch und Maschine Software AG	27,532	$202,447
#	MLP AG	216,957	2,005,431
*	Mologen AG	24,513	295,364
*	Morphosys AG	62,322	1,653,695
#*	MPC Muenchmeyer Petersen Capital AG	3,534	21,406
	MTU Aero Engines Holding AG	176,697	11,970,562
	Muehlbauer Holding & Co. AG	14,905	824,932
	MVV Energie AG	114,055	4,413,404
	Nemetschek AG	24,668	1,101,199
*	Nexus AG	33,813	264,191
#*	Nordex SE	104,915	1,148,913
#	OHB Technology AG	35,659	662,089
	Oldenburgische Landesbank AG	4,234	228,439
	P&I Personal & Informatik AG	17,889	702,333
*	Patrizia Immobilien AG	17,448	120,926
	Pfeiffer Vacuum Technology AG	34,071	4,763,084
#*	Pfleiderer AG	158,664	361,401
#*	Phoenix Solar AG	10,980	372,215
*	PNE Wind AG	167,451	609,421
	Praktiker Bau-und Heimwerkermaerkte Holding AG	195,237	2,288,883
*	Progress-Werk Oberkirch AG	6,250	307,877
#	PSI AG fuer Produkte und Systeme der Informationstechnologie	30,993	863,947
	PVA TePla AG	46,019	280,318
#*	Q-Cells SE	226,583	977,032
*	QSC AG	306,094	1,153,991
	R Stahl AG	14,410	611,906
	Rational AG	15,420	3,672,617
	REALTECH AG	13,541	166,695
	Renk AG	18,838	1,876,954
#	Repower Systems AG	5,276	1,074,906
	Rheinmetall AG	120,000	9,928,039
	Rhoen-Klinikum AG	406,308	8,802,184
#*	Roth & Rau AG	15,929	356,471
	Ruecker AG	18,949	358,091
	S.A.G. Solarstrom AG	8,882	57,451
*	Schaltbau Holding AG	1,059	90,023
*	Sedo Holding AG	69,691	337,221
	Sektkellerei Schloss Wachenheim AG	14,520	156,107
*	SER Systems AG	9,400	346
#*	SGL Carbon SE	229,387	11,230,373
*	Silicon Sensor International AG	1,934	26,698
#*	Singulus Technologies AG	199,422	1,241,005
	Sinner AG	2,660	66,585
	Sixt AG	40,599	2,065,922
*	SKW Stahl-Metallurgie Holding AG	12,802	340,723
*	Sky Deutschland AG	1,051,866	4,315,855
*	SM Wirtschaftsberatungs AG	18,841	132,210
	Software AG	70,053	11,565,459
#*	Solar Millennium AG	34,471	899,183
*	Solar-Fabrik AG	6,039	47,087
#	Solarworld AG	285,203	4,635,203
#*	Solon SE	25,350	159,857
	Stada Arzneimittel AG	185,987	7,192,080
	STINAG Stuttgarter Invest AG	35,003	897,960
	Stoehr & Co. AG	6,000	24,602
	Stratec Biomedical Systems AG	27,909	1,113,724
	Sued-Chemie AG	28,301	4,948,989
	Suedzucker AG	207	5,767
*	Sunways AG	15,188	113,038
*	Suss Microtec AG	59,969	1,008,545
	Symrise AG	330,233	9,652,043

	Syzygy AG	30,656	$163,482
#*	TAG Immobilien AG	94,960	924,974
	Takkt AG	126,507	2,013,867
	TDS Informationstechnologie AG	89,063	562,409
#	Telegate AG	14,423	163,365
*	Tipp24 SE	4,300	183,647
	Tognum AG	210,779	7,596,753
*	Tomorrow Focus AG	113,715	730,675
#*	TUI AG	468,655	5,595,052
	UMS United Medical Systems International AG	7,531	78,472
	UmweltBank AG	17,805	529,459
	United Internet AG	167,408	3,008,566
	VBH Holding AG	9,415	63,849
*	Verbio AG	50,804	314,434
#*	Versatel AG	12,209	118,961
	Vossloh AG	37,975	5,070,968
	VTG AG	17,585	410,887
*	Wacker Neuson SE	35,878	564,775
*	Wanderer-Werke AG	7,903	1,788
*	Washtec AG	926	14,085
	Wincor Nixdorf AG	119,287	9,645,020
	Wirecard AG	284,730	5,098,414
	Wuerttembergische Lebensversicherung AG	27,308	705,617
	Wuerttembergische Metallwarenfabrik AG	29,451	1,204,106
*	XING AG	5,288	312,066
	Zhongde Waste Technology AG	2,889	32,867
TOTAL GERMANY			372,757,188

GREECE — (2.4%)
	Aegean Airlines S.A.	5,746	16,108
*	Aegek S.A.	120,000	37,289
*	Agricultural Bank of Greece S.A.	635,535	638,832
	Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	439,886	154,467
*	Alfa Alfa Energy S.A.	3,810	7,505
#*	Alpha Bank A.E.	391,899	2,513,538
*	Alumil Aluminum Industry S.A.	48,665	43,342
*	Alysida S.A.	2,376	6,704
*	Anek Lines S.A.	504,442	149,739
*	Astir Palace Hotels S.A.	93,886	334,941
*	Athens Medical Center S.A.	150,874	119,458
*	Atlantic Supermarkets S.A.	34,730	3,938
*	Attica Bank S.A.	184,869	264,045
*	Atti-Kat S.A.	56,554	5,609
	Autohellas S.A.	83,520	222,563
*	Babis Vovos International Construction S.A.	59,807	112,488
*	Balafas S.A.	15,200	4,093
*	Balkan Real Estate S.A.	5,450	3,934
#	Bank of Cyprus Public Co., Ltd. S.A.	1,330,208	4,813,064
	Bank of Greece S.A.	74,467	3,766,652
*	Daios Plastics S.A.	16,350	130,177
	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	207,001	169,747
#*	EFG Eurobank Ergasias S.A.	699,067	4,346,755
*	Elastron S.A.	105,365	129,873
*	Elbisco Holding S.A.	28,098	22,698
	Elektrak S.A.	37,647	79,557
*	Elektroniki Athinon S.A.	22,490	7,300
	Ellaktor S.A.	522,735	2,294,361
*	Emporiki Bank of Greece S.A.	5,563	11,294
*	Etma Rayon S.A.	11,242	22,464
	Euro Reliance General Insurance Co. S.A.	54,730	43,360
*	Euromedica S.A.	67,698	123,681

	EYDAP Athens Water Supply & Sewage Co. S.A.	87,365	$658,140
	F.G. Europe S.A.	4,536	3,967
*	Folli Follie Group S.A.	108,747	2,049,737
*	Forthnet S.A.	254,703	165,633
	Fourlis Holdings S.A.	142,467	1,212,528
	Frigoglass S.A.	90,234	1,445,163
	GEK Terna S.A.	296,155	1,182,846
*	Geniki Bank S.A.	31,074	65,591
*	Halkor S.A.	226,556	236,925
*	Hellenic Cables S.A.	65,236	106,037
	Hellenic Exchanges S.A.	204,708	1,795,398
	Hellenic Petroleum S.A.	319,922	3,345,049
*	Hellenic Sugar Industry S.A.	78,005	116,698
	Heracles General Cement Co. S.A.	77,436	500,658
	Iaso S.A.	206,042	421,972
	Inform P. Lykos S.A.	35,570	58,041
*	Informatics S.A.	3,778	1,660
*	Intracom Holdings S.A.	197,993	120,410
*	Intracom Technical & Steel Constructions S.A.	86,337	121,019
	Intralot S.A. Integrated Lottery Systems & Services	407,253	1,411,341
*	Ionian Hotel Enterprises S.A.	16,914	335,586
*	Ipirotiki Software & Publications S.A.	22,110	60,788
	JUMBO S.A.	188,893	1,461,611
	Karelia Tobacco Co., Inc. S.A.	5,787	604,734
*	Kathimerini Publishing S.A.	47,170	307,747
*	Lambrakis Press S.A.	115,149	81,284
*	Lamda Development S.A.	905	4,816
*	Lan-Net S.A.	12,688	21,578
*	Lavipharm S.A.	85,816	53,745
	Loulis Mills S.A.	41,702	101,695
	Marfin Investment Group S.A.	1,795,073	1,984,406
#	Marfin Popular Bank PCL	3,111,884	3,829,967
	Metka S.A.	99,168	1,350,846
	Michaniki S.A.	165,545	81,914
	Motor Oil (Hellas) Corinth Refineries S.A.	154,045	1,998,492
*	Mytilineos Holdings S.A.	324,571	2,503,453
*	Neorion Holdings S.A.	14,991	5,486
*	Pegasus Publishing S.A.	95,344	68,012
*	Piraeus Bank S.A.	4,499,585	8,903,511
*	Piraeus Port Authority S.A.	18,223	410,150
*	Promota Hellas S.A.	8,860	2,888
*	Proton Bank S.A.	141,214	145,680
*	Public Power Corp. S.A.	7,760	134,681
*	Real Estate Development & Services S.A.	94,497	84,579
	S&B Industrial Minerals S.A.	68,336	464,345
	Sarantis S.A.	74,884	345,958
*	Selected Textile S.A.	69,947	41,385
*	Sfakianakis S.A.	88,886	51,647
*	Sidenor Steel Products Manufacturing Co. S.A.	10,601	43,840
*	Spyroy Agricultural Products S.A.	61,348	54,600
*	T Bank S.A.	228,007	60,859
*	Technical Olympic S.A.	2,237	4,725
*	Teletypos S.A. Mega Channel	77,669	199,990
	Terna Energy S.A.	108,159	523,921
*	Themeliodomi S.A.	37,422	19,623
	Thessaloniki Port Authority S.A.	6,936	155,147
	Thessaloniki Water Supply & Sewage Co S.A.	8,309	57,756
	Thrace Plastics Co. S.A.	104,616	77,058
	Titan Cement Co. S.A.	169,384	4,228,690
*	TT Hellenic Postbank S.A.	695,353	3,314,053
*	Varvaressos S.A. European Spinning Mills	36,350	6,697
*	Viohalco S.A.	409,999	2,384,416
TOTAL GREECE			72,190,748

IRELAND — (2.4%)
	Abbey P.L.C.	84,370	$622,214
*	Aer Lingus Group P.L.C.	763,185	771,790
*	Allied Irish Banks P.L.C.	1,323,599	317,009
*	Aminex P.L.C.	496,086	56,815
	C&C Group P.L.C. (B010DT8)	399,607	1,797,913
	C&C Group P.L.C. (B011Y09)	1,014,594	4,583,082
	DCC P.L.C. (0242493)	308,989	9,817,317
*	DCC P.L.C. (4189477)	18,170	578,066
	Donegal Creameries P.L.C.	26,085	149,774
*	Dragon Oil P.L.C.	1,347,570	12,819,305
*	Elan Corp. P.L.C.	74,754	513,339
	FBD Holdings P.L.C.	125,728	1,291,510
	Fyffes P.L.C.	1,020,533	607,112
	Glanbia P.L.C. (0066950)	700,613	4,232,276
	Glanbia P.L.C. (4058629)	69,229	417,829
	Grafton Group P.L.C.	505,559	2,372,263
	Greencore Group P.L.C. (0386410)	615,927	1,029,439
	Greencore Group P.L.C. (5013832)	189,468	316,567
	IFG Group P.L.C.	337,495	646,305
*	Independent News & Media P.L.C. (B59HWB1)	282,831	249,139
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	278,235
	Irish Continental Group P.L.C.	91,000	2,276,253
*	Irish Life & Permanent Group Holdings P.L.C.	117,549	67,469
*	Kenmare Resources P.L.C.	4,136,548	2,881,924
	Kingspan Group P.L.C. (0492793)	351,640	3,139,607
	Kingspan Group P.L.C. (4491235)	58,461	524,689
*	McInerney Holdings P.L.C.	697,135	39,124
	Paddy Power P.L.C. (0258810)	180,573	7,907,877
*	Paddy Power P.L.C. (4828974)	10,071	440,687
*	Providence Resources P.L.C.	62,580	265,624
*	Smurfit Kappa Group P.L.C.	453,572	5,749,837
	Total Produce P.L.C.	871,395	531,010
	United Drug P.L.C. (3302480)	820,214	2,671,092
	United Drug P.L.C. (3335969)	53,080	172,746
TOTAL IRELAND			70,135,238

ISRAEL — (2.6%)
*	Africa Israel Investments, Ltd.	226,519	1,953,484
*	Africa Israel Properties, Ltd.	31,703	453,810
*	Africa Israel Residences, Ltd.	594	9,388
*	Airport City, Ltd.	28,602	140,809
	Alon Holdings Blue Square Israel, Ltd.	44,917	437,506
*	AL-ROV Israel, Ltd.	15,025	575,028
*	Alvarion, Ltd.	186,966	357,399
*	Amot Investments, Ltd.	52,685	162,947
*	AudioCodes, Ltd.	159,083	939,452
	Avgol Industries 1953, Ltd.	98,800	75,857
*	Azorim Investment Development & Construction Co., Ltd.	120	465
*	Bayside Land Corp.	906	217,593
*	Biocell, Ltd.	19,162	168,383
*	BioLine RX, Ltd.	535,468	368,238
*	British Israel Investments, Ltd.	27,461	108,551
*	Ceragon Networks, Ltd.	8,597	102,426
*	Clal Biotechnology Industries, Ltd.	146,663	931,059
	Clal Industries & Investments, Ltd.	285,112	2,138,178
	Clal Insurance Enterprise Holdings, Ltd.	83,321	2,444,483
*	Compugen, Ltd.	26,256	136,786

*	Dan Vehicle & Transportation DVT, Ltd.	293	$2,539
	Delek Automotive Systems, Ltd.	107,838	1,323,431
*	Delek Energy Systems, Ltd.	507	214,217
*	Delek The Israeli Fuel Corp., Ltd.	871	28,489
	Delta-Galil Industries, Ltd.	9,216	69,446
	Direct Insurance - I.D.I. Insurance Co., Ltd.	30,880	86,798
*	DS Apex Holdings, Ltd.	33,141	196,225
*	El Al Israel Airlines, Ltd.	738,714	288,082
*	Elbit Medical Imaging, Ltd.	53,265	634,820
	Electra (Israel), Ltd.	4,994	620,863
*	Electra Real Estate, Ltd.	10,559	77,496
*	Elron Electronic Industries, Ltd.	57,768	336,426
*	Evogene, Ltd.	51,289	284,926
*	EZchip Semiconductor, Ltd.	44,337	1,301,350
	First International Bank Of Israel, Ltd.	98,118	1,534,189
	FMS Enterprises Migun, Ltd.	10,300	282,057
*	Formula Systems, Ltd.	27,112	512,747
*	Frutarom Industries, Ltd.	162,348	1,724,701
*	Fundtech, Ltd.	10,817	187,230
*	Gilat Satellite Networks, Ltd.	52,504	281,521
*	Given Imaging, Ltd.	31,987	618,059
	Golf & Co., Ltd.	57,649	304,771
	Granite Hacarmel Investments, Ltd.	144,714	287,550
*	Hadera Paper, Ltd.	9,516	698,599
	Harel Insurance Investments & Finances, Ltd.	34,332	2,153,696
*	Hot Telecommunications Systems, Ltd.	92,836	1,694,649
*	Industrial Building Corp., Ltd.	100,041	214,701
*	Israel Discount Bank, Ltd.	971,957	2,049,217
	Israel Land Development Co., Ltd. (The)	22,615	188,756
*	Ituran Location & Control, Ltd.	84,441	1,258,494
*	Jerusalem Oil Exploration, Ltd.	29,594	614,185
*	Kamada, Ltd.	110,315	1,013,572
	Maabarot Products, Ltd.	21,999	300,820
*	Magic Software Enterprises, Ltd.	693	5,206
*	Makhteshim-Agan Industries, Ltd.	657,045	3,470,183
	Matrix IT, Ltd.	171,428	1,131,617
*	Melisron, Ltd.	12,862	304,823
*	Mellanox Technologies, Ltd.	84,859	2,123,080
*	Menorah Mivtachim Holdings, Ltd.	101,061	1,371,428
*	Migdal Insurance & Financial Holding, Ltd.	934,324	1,742,378
	Mizrahi Tefahot Bank, Ltd.	196,548	2,218,326
*	Naphtha Israel Petroleum Corp., Ltd.	103,666	401,969
*	Ness Technologies, Inc.	2,581	16,438
	Neto ME Holdings, Ltd.	5,411	341,604
	NetVision, Ltd.	32,732	432,459
*	NICE Systems, Ltd.	76,917	2,837,966
#*	NICE Systems, Ltd. Sponsored ADR	119,492	4,414,034
*	Nitsba Holdings 1995, Ltd.	39,455	412,566
*	Oil Refineries, Ltd.	3,239,580	2,377,637
*	Orckit Communications, Ltd.	38,290	113,104
*	Ormat Industries, Ltd.	293,852	2,171,589
	Osem Investments, Ltd.	101,782	1,710,950
	Paz Oil Co., Ltd.	12,287	2,295,905
*	Phoenix Holdings, Ltd. (The)	195,715	701,689
	Plasson Industries, Ltd.	3,076	72,576
*	RADVision, Ltd.	20,150	232,369
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	1,036,205
*	Retalix, Ltd.	65,875	947,942
	Scailex Corp, Ltd.	29,002	597,378
	Shikun & Binui, Ltd.	794,937	2,315,638
*	Space Communication, Ltd.	11,241	219,714

	Strauss Group, Ltd.	122,758	$2,000,405
*	Suny Electronic, Ltd.	33,820	436,218
	Super-Sol, Ltd. Series B	368,517	2,272,163
*	Tower Semiconductor, Ltd.	1,325,086	1,814,396
	Union Bank of Israel, Ltd.	103,064	522,711
TOTAL ISRAEL			76,169,130

ITALY — (7.5%)
#*	A.S. Roma SpA	293,436	454,182
*	ACEA SpA	280,731	3,310,092
	Acegas-APS SpA	110,973	604,101
*	Acotel Group SpA	810	45,145
*	Aedes SpA	1,412,879	363,993
	Aeroporto de Firenze SpA	17,399	293,890
#	Alerion Cleanpower SpA	677,676	546,962
	Amplifon SpA	189,650	1,151,211
	Ansaldo STS SpA	275,622	4,035,491
*	Arnoldo Mondadori Editore SpA	392,186	1,527,424
	Ascopiave SpA	58,142	133,561
	Astaldi SpA	228,281	1,882,190
*	Autogrill SpA	397,526	5,590,563
	Azimut Holding SpA	454,770	5,074,852
	Banca Finnat Euramerica SpA	685,945	462,333
#	Banca Generali SpA	131,963	2,007,134
#	Banca Ifis SpA	99,244	733,985
*	Banca Intermobiliare SpA	60,057	360,476
#	Banca Piccolo Credito Valtellinese Scarl	760,746	3,637,074
#	Banca Popolare dell’Emilia Romagna Scrl	585,071	7,042,165
*	Banca Popolare dell’Etruria e del Lazio Scarl	92,426	402,023
#	Banca Popolare di Milano Scarl	1,092,906	4,099,475
	Banca Popolare di Sondrio Scarl	867,074	7,364,625
*	Banca Profilo SpA	483,213	252,353
	Banco di Desio e della Brianza SpA	232,296	1,264,016
*	Banco Popolare Scarl	1,023,091	3,049,343
	BasicNet SpA	101,215	360,474
	Beghelli SpA	427,981	410,987
	Benetton Group SpA	220,256	1,649,038
*	Biesse SpA	54,004	558,229
*	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	442,934
	Brembo SpA	162,145	1,997,770
*	Brioschi Sviluppo Immobiliare SpA	168,711	36,861
#	Bulgari SpA	525,731	9,107,580
*	Buongiorno SpA	395,420	747,132
#	Buzzi Unicem SpA	284,221	4,132,115
*	C.I.R. SpA - Compagnie Industriali Riunite	1,614,226	3,624,198
*	Cairo Communication SpA	18,550	83,487
	Caltagirone Editore SpA	6,045	15,314
	Caltagirone SpA	246,310	711,636
*	Cam Finanziaria SpA	36,527	17,951
*	Carraro SpA	113,633	640,564
	Cembre SpA	40,330	415,498
	Cementir Holding SpA	293,286	876,474
	Class Editore SpA	165,655	122,030
	Credito Artigiano SpA	361,183	719,731
	Credito Bergamasco SpA	129,884	4,306,636
	Credito Emiliano SpA	376,390	2,465,573
	CSP International Fashion Group SpA	13,481	22,682
*	Dada SpA	6,181	36,383
*	d’Amico International Shipping SA	133,519	179,875
#	Danieli & Co. SpA	58,099	1,765,084
*	Datalogic SpA	22,722	194,898

	Davide Campari - Milano SpA	1,031,266	$6,975,346
	De Longhi SpA	305,654	2,948,999
*	DeA Capital SpA	233,390	512,674
	DiaSorin SpA	77,818	3,423,839
*	Digital Multimedia Technologies SpA	39,294	1,214,882
*	EEMS Italia SpA	110,285	213,311
*	Elica SpA	44,844	102,335
	Emak SpA	57,399	350,216
	Engineering Ingegneria Informatica SpA	8,364	274,820
	ERG SpA	242,145	3,438,507
#*	ErgyCapital SpA	5,992	3,728
	Esprinet SpA	104,855	902,736
*	Eurotech SpA	82,279	267,549
	Falck Renewables SpA	105,130	239,798
#*	Fiera Milano SpA	37,863	227,148
#	Fondiaria - SAI SpA	247,975	2,049,765
	Gas Plus SpA	975	5,323
*	Gefran SpA	31,849	221,237
*	Gemina SpA	1,815,266	1,680,932
#	Geox SpA	305,569	1,921,343
*	Gruppo Ceramiche Ricchetti SpA	108,723	41,826
*	Gruppo Coin SpA	121,022	1,195,263
*	Gruppo Editoriale L’Espresso SpA	670,242	1,829,090
	Hera SpA	1,822,830	4,358,525
*	I Grandi Viaggi SpA	98,547	115,207
#	Immsi SpA	743,533	880,988
*	Impregilo SpA	1,243,552	4,146,766
	Indesit Co. SpA	185,473	2,198,537
	Industria Macchine Automatiche SpA	58,626	1,211,883
	Industria Romagnola Conduttori Elettrici SpA	43,452	107,179
*	Intek SpA	247,971	159,466
*	Interpump Group SpA	255,327	2,168,302
	Iren SpA	1,758,434	3,274,695
*	Isagro SpA	10,591	56,154
#	Italcementi SpA	279,135	2,849,108
	Italmobiliare SpA	28,096	1,126,178
*	Juventus Football Club SpA	118,274	136,051
#*	Kerself SpA	38,610	155,290
*	KME Group SpA	747,551	371,817
#	Landi Renzo SpA	203,171	716,874
#	Lottomatica SpA	174,162	3,135,681
#	Maire Tecnimont SpA	601,549	2,475,874
*	Marcolin SpA	60,096	377,130
#*	Mariella Burani SpA	32,721	116,973
	Marr SpA	132,607	1,631,172
#	Mediolanum SpA	592,750	3,181,984
#	Milano Assicurazioni SpA	907,587	1,166,643
*	Monrif SpA	315,834	187,723
*	Montefibre SpA	139,554	27,653
	Nice SpA	21,188	91,231
*	Pagnossin SpA	9,000	—
*	PanariaGroup Industrie Ceramiche SpA	42,000	89,266
	Piaggio & C. SpA	511,332	1,745,439
#*	Pininfarina SpA	82,321	646,198
	Pirelli & Co. SpA	782,291	6,864,273
*	Poltrona Frau SpA	44,004	67,304
*	Prelios SpA	2,389,900	1,861,296
#*	Premafin Finanziaria SpA	961,257	756,039
	Prysmian SpA	653,038	13,976,541
*	RCS MediaGroup SpA	100,608	177,977
	Recordati SpA	408,182	4,102,965

	Reply SpA	7,783	$226,327
*	Retelit SpA	15,691	11,804
*	Richard-Ginori 1735 SpA	140,800	9,342
	Sabaf SpA	24,109	787,072
*	SAES Getters SpA	30,068	333,745
*	Safilo Group SpA	140,163	2,510,948
*	Saras SpA	1,269,180	3,287,115
	SAVE SpA	4,527	48,278
	Screen Service Broadcasting Technologies SpA	152,715	122,614
#*	Seat Pagine Gialle SpA	2,988,837	294,555
*	Snai SpA	178,681	620,734
	Societa Iniziative Autostradali e Servizi SpA	217,716	2,546,736
	Societe Cattolica di Assicurazoni Scrl SpA	180,734	4,885,135
*	Sogefi SpA	186,290	755,192
	Sol SpA	166,511	1,313,536
*	Sorin SpA	1,139,193	3,179,656
*	Stefanel SpA	112,528	76,556
*	Tamburi Investment Partners SpA	21,352	45,269
*	Telecom Italia Media SpA	1,206,455	316,212
#*	Tiscali SpA	3,437,478	370,505
	Tod’s SpA	47,508	5,583,295
#	Trevi Finanziaria SpA	138,583	1,853,562
*	Uni Land SpA	51,835	36,712
	Unipol Gruppo Finanziario SpA	2,979,332	2,141,153
	Vianini Industria SpA	59,070	119,765
	Vianini Lavori SpA	175,180	1,103,850
	Vittoria Assicurazioni SpA	121,346	689,358
*	Yoox SpA	34,693	481,578
	Zignago Vetro SpA	27,216	204,268
TOTAL ITALY			222,037,714

NETHERLANDS — (4.6%)
	Aalberts Industries NV	377,504	8,946,046
	Accell Group NV	37,661	1,968,874
*	AFC Ajax NV	18,134	179,725
#*	AMG Advanced Metallurgical Group NV	70,454	1,542,922
#	Amsterdam Commodities NV	60,751	947,129
	Arcadis NV	193,913	4,691,910
#*	ASM International NV	205,174	8,069,285
*	Atag Group NV	4,630	1,903
	Batenburg Beheer NV	10,306	401,790
#*	BE Semiconductor Industries NV	72,970	664,641
	Beter Bed Holding NV	72,418	2,166,791
	BinckBank NV	153,967	2,682,849
	Brunel International NV	51,660	2,432,584
	Crown Van Gelder NV	18,307	152,812
	CSM NV	233,047	8,235,220
	DOCdata NV	22,463	356,372
#	Exact Holding NV	61,464	1,950,785
	Fornix Biosciences NV	27,365	96,781
#	Grontmij NV	74,782	1,629,882
*	Heijmans NV	41,388	1,221,033
	Hunter Douglas NV	2,289	116,648
#	Imtech NV	265,891	9,872,148
#*	Kardan NV	82,639	467,655
	KAS Bank NV	50,666	841,622
#*	Kendrion NV	39,829	1,014,594
	Koninklijke Bam Groep NV	839,371	6,466,371
	Koninklijke Ten Cate NV	104,333	4,283,629
*	Koninklijke Wessanen NV	175,479	663,619
*	LBi International NV	136,637	345,214

	Macintosh Retail Group NV	45,811	$1,278,162
	Mediq NV	208,313	4,161,601
	Nederlandsche Apparatenfabriek NV	28,810	967,994
#	Nutreco NV	143,733	10,541,781
#*	Ordina NV	192,481	1,071,037
#*	Pharming Group NV	464,980	113,072
*	Punch Graphix NV	57,642	279,359
#*	Qurius NV	335,655	127,332
*	Roto Smeets Group NV	12,418	119,564
	Royal Reesink NV	1,784	193,733
	SBM Offshore NV	556,537	16,156,171
	Sligro Food Group NV	98,516	3,322,794
*	SNS Reaal Groep NV	453,703	2,568,284
#*	Stern Groep NV	1,258	40,011
	Telegraaf Media Groep NV	163,704	3,372,315
*	Textielgroep Twenthe NV	1,000	3,543
	TKH Group NV	108,651	3,130,015
#*	TomTom NV	547,355	4,864,814
	Unit 4 NV	80,164	2,726,862
*	USG People NV	234,371	4,849,656
*	Wavin NV	155,457	2,402,358
TOTAL NETHERLANDS			134,701,292

NORWAY — (2.9%)
	ABG Sundal Collier Holding ASA	735,616	1,014,972
#*	Acta Holding ASA	571,910	331,688
	Aker ASA	8,520	262,210
#	Aktiv Kapital ASA	82,564	588,831
*	Algeta ASA	26,674	627,727
	Arendals Fosse Kompani ASA	100	31,696
	Atea ASA	246,557	2,774,640
	Austevoll Seafood ASA	163,003	1,268,440
*	Blom ASA	59,675	5,279
	Bonheur ASA	50,200	1,517,050
*	BW Offshore, Ltd. ASA	968,052	2,592,785
#*	BWG Homes ASA	241,295	1,041,956
*	Camillo Eitze & Co. ASA	58,200	106,471
	Cermaq ASA	265,931	4,693,569
*	Clavis Pharma ASA	1,229	8,017
	Copeinca ASA	75,047	702,712
#*	Deep Sea Supply P.L.C.	337,427	878,389
#*	Det Norske Oljeselskap ASA	158,297	824,774
#*	DNO International ASA	3,379,836	5,516,545
*	Dockwise, Ltd. ASA	28,012	759,351
*	DOF ASA	137,910	1,394,090
#*	EDB ErgoGroup ASA	265,425	704,212
#*	Eitzen Chemical ASA	980,260	218,652
	Ekornes ASA	109,590	2,941,993
#*	Electromagnetic GeoServices ASA	326,537	636,627
*	Eltek ASA	693,801	713,396
	Farstad Shipping ASA	59,843	2,000,500
	Ganger Rolf ASA	54,510	1,496,333
	Golar LNG, Ltd. ASA	27,613	706,139
	Golden Ocean Group, Ltd. ASA	863,548	1,107,246
	Grieg Seafood ASA	120,487	446,764
#*	Havila Shipping ASA	22,400	246,816
*	Hurtigruten ASA	147,158	125,331
#*	Kongsberg Automotive Holding ASA	1,731,291	1,368,559
	Kongsberg Gruppen ASA	54,416	1,506,968
*	Kverneland ASA.	258,080	298,198
	Leroey Seafood Group ASA	30,343	932,505

#*	Natural ASA	339,882	$145,926
#	Nordic Semiconductor ASA	537,446	1,876,389
#*	Norse Energy Corp. ASA	1,872,731	317,808
#*	Norske Skogindustrier ASA Series A	541,477	1,751,752
*	Northern Offshore, Ltd.	59,310	157,301
#*	Norwegian Air Shuttle ASA	75,844	1,475,866
*	Norwegian Energy Co. ASA	720,771	1,886,702
*	Odfjell ASA Series A	92,300	811,699
	Olav Thon Eiendomsselskap ASA	12,960	2,101,525
#	Opera Software ASA	295,148	1,568,129
#*	Panoro Energy ASA	122,537	151,729
*	PCI Biotech ASA	3,357	29,343
#*	Petrolia ASA	728,610	187,150
#*	Photocure ASA	33,562	300,453
#*	Pronova BioPharma ASA	406,796	702,462
	Prosafe ASA	719,875	5,463,452
*	Q-Free ASA	80,000	255,545
#	Salmar ASA	11,812	140,789
	Scana Industrier ASA	317,755	419,080
#*	Seabird Exploration, Ltd. ASA	220,309	110,457
*	Sevan Marine ASA	2,385,768	2,616,549
*	Siem Offshore, Inc. ASA	272,865	615,090
	Solstad Offshore ASA	57,239	1,335,937
*	Songa Offshore SE	576,287	3,723,548
#	SpareBanken 1 SMN	273,273	2,476,230
	TGS Nopec Geophysical Co. ASA	153,836	4,123,384
	Tomra Systems ASA	619,160	5,054,060
#*	TTS Marine ASA	41,000	53,881
	Veidekke ASA	327,908	3,006,760
	Wilh Wilhelmsen Holding ASA	62,749	1,907,000
TOTAL NORWAY			87,157,427

PORTUGAL — (0.8%)
#*	Altri SGPS SA	368,036	855,448
#	Banco BPI SA	1,070,133	1,861,002
#*	Banco Comercial Portugues SA	820,766	668,425
	Banif SGPS SA	544,105	621,693
*	Corticeira Amorim SGPS SA	223,729	361,863
	Ibersol SGPS SA	20,401	219,924
#*	Impresa SGPS SA	369,303	517,219
*	Investimentos Participacoes e Gestao SA	319,480	140,204
	Mota-Engil SGPS SA	359,581	923,360
	Novabase SGPS SA	65,729	288,196
*	ParaRede SGPS SA	94,525	42,631
#	Portucel-Empresa Produtora de Pasta de Papel SA	815,988	2,864,416
	Redes Energeticas Nacionais SA	465,280	1,648,876
*	Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	163,770
	Sociedade de Investimento e Gestao SGPS SA	267,754	3,199,046
*	Sonae Capital SGPS SA	41,386	23,372
#*	Sonae Industria SGPS SA	280,764	629,663
#	Sonae SGPS SA	2,661,199	3,101,380
*	Sonaecom SGPS SA	477,418	996,301
*	Sumol & Compal SA	67,967	131,781
	Teixeira Duarte SA	734,737	646,890
	Toyota Caetano Portugal SA	53,308	279,527
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	621,293	3,254,290
TOTAL PORTUGAL			23,439,277

SPAIN — (4.9%)
#	Abengoa SA	152,311	5,042,628
	Adolfo Dominguez SA	20,351	255,587

	Almirall SA	165,879	$1,856,094
#*	Amper SA	96,925	531,681
#	Antena 3 de Television SA	269,528	2,505,097
*	Azkoyen SA	70,532	206,980
	Banco de Sabadell SA Convertible Shares	212,446	212,259
#*	Banco de Valencia SA	466,188	2,087,696
#	Banco Pastor SA	324,479	1,556,997
#	Bankinter SA	764,890	5,243,982
*	Baron de Ley SA	13,910	914,871
#	Bolsas y Mercados Espanoles SA	229,253	6,972,719
	Caja de Ahorros del Mediterraneo SA	112,937	991,285
	Campofrio Food Group SA	95,179	1,080,137
#	Cementos Portland Valderrivas SA	44,043	926,534
#*	Cie Automotive SA	74,237	586,306
*	Codere SA	51,634	769,345
	Compania Vinicola del Norte de Espana SA	16,119	343,738
	Construcciones y Auxiliar de Ferrocarriles SA	7,518	4,268,339
#*	Corporacion Dermoestetica SA	30,628	78,097
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	18,828	223,420
	Duro Felguera SA	276,209	2,226,882
#	Ebro Foods SA	317,629	7,462,444
#	Elecnor SA	198,254	3,104,026
*	Ercros SA	243,367	327,855
#	Faes Farma SA	568,512	2,281,770
*	Fersa Energias Renovables SA	778	1,550
#	Fluidra SA	37,273	151,838
*	Fomento de Construcciones y Contratas SA	28,569	944,692
*	Gamesa Corp Tecnologica SA	651,846	6,766,363
#*	General de Alquiler de Maquinaria SA	32,241	86,290
	Gestevision Telec, Inc. SA	308,403	3,527,308
#	Grifols SA	457,616	7,975,179
	Grupo Catalana Occidente SA	162,080	3,581,549
#*	Grupo Empresarial Ence SA	638,263	2,378,340
*	Grupo Ezentis SA	1,009,562	666,009
*	Grupo Tavex SA	244,131	161,501
	Iberpapel Gestion SA	25,850	562,520
#	Indra Sistemas SA	329,776	6,614,218
	Inmobiliaria del Sur SA	2,902	51,367
*	International Consolidated Airlines Group SA	1,256,893	4,625,933
#*	Jazztel P.L.C.	733,453	3,983,069
*	La Seda de Barcelona SA	10,928,289	1,225,250
	Laboratorios Farmaceuticos Rovi SA	38,345	279,788
	Miquel y Costas & Miquel SA	26,111	817,107
#*	Natra SA	109,456	294,615
*	Natraceutical SA	645,689	328,745
#*	NH Hoteles SA	421,083	2,850,433
*	Nicolas Correa SA	26,994	78,891
*	NYESA Valores Corp SA	4,754	7,697
	Obrascon Huarte Lain SA	142,309	5,135,811
#*	Papeles y Cartones de Europa SA	226,938	1,362,074
#	Pescanova SA	36,768	1,498,130
	Prim SA	39,424	306,915
#*	Promotora de Informaciones SA	670,451	1,958,683
	Prosegur Cia de Seguridad SA	87,574	5,208,482
#*	Quabit Inmobiliaria SA	478,388	142,270
*	Realia Business SA	244,006	609,563
*	Renta Corp Real Estate SA	20,828	41,240
#*	Reyal Urbis SA	24,393	40,809
#*	Sacyr Vallehermoso SA	39,770	463,078
*	Service Point Solutions SA	554,125	399,063
*	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	227,522	515,807

#	Sol Melia SA	206,682	$2,373,231
#	Solaria Energia y Medio Ambiente SA	73,144	247,366
#*	SOS Corp. Alimentaria SA	1,048,641	999,551
	Tecnicas Reunidas SA	86,912	5,224,009
#	Telecomunicaciones y Energia SA	146,125	462,191
#*	Tubacex SA	427,191	1,759,282
*	Tubos Reunidos SA	416,951	1,367,140
	Unipapel SA	47,385	823,743
#*	Vertice Trescientos Sesenta Grados SA	57,183	17,890
	Vidrala SA	67,941	2,066,303
	Viscofan SA	183,430	7,278,504
#*	Vocento SA	196,840	1,015,710
*	Vueling Airlines SA	14,609	200,533
#*	Zeltia SA	637,268	2,513,132
TOTAL SPAIN			144,047,531

SWEDEN — (6.8%)
	Aarhuskarlshamn AB	87,520	2,497,718
	Acando AB	222,688	561,854
#*	Active Biotech AB	145,913	3,691,564
#	Addtech AB Series B	60,556	1,815,298
	AF AB	101,047	2,020,102
*	Anoto Group AB	43,594	28,351
#	Aros Quality Group AB	41,400	359,131
	Atrium Ljungberg AB Series B	15,200	209,223
#	Avanza Bank Holding AB	55,502	2,144,186
#	Axfood AB	93,882	3,497,408
#	Axis Communications AB	183,851	3,885,985
#	B&B Tools AB	84,889	1,526,987
*	BE Group AB	162,329	1,068,751
	Beiger Electronics AB	17,952	656,901
#	Beijer Alma AB	58,129	1,310,464
	Bergs Timber AB Series B	13,939	50,275
*	Betsson AB	100,729	2,221,337
	Bilia AB Series A	113,425	2,833,746
	Billerud AB	347,100	3,927,909
	BioGaia AB Series B	40,093	772,841
#*	BioInvent International AB	123,937	540,893
	Biotage AB	141,240	149,732
	Bjoern Borg AB	62,752	670,271
	Bong Ljungdahl AB	24,800	123,832
*	Boras Waefveri AB Series B	6,564	1,373
	Bure Equity AB	265,483	1,442,411
	Cantena AB	56,762	1,872,780
#	Castellum AB	500,767	7,282,592
*	Catella AB	226,140	511,182
#	Clas Ohlson AB Series B	124,325	2,018,677
	Cloetta AB	55,296	332,632
	Concordia Maritime AB Series B	70,300	206,083
*	Connecta AB	11,101	167,766
	Consilium AB Series B	16,994	58,442
*	CyberCom Group AB	6,413	20,985
#*	Diamyd Medical AB	52,148	1,102,657
*	DORO AB	91,884	445,283
	Duni AB	79,837	894,437
*	East Capital Explorer AB	51,309	695,746
	Elekta AB Series B	302,500	12,086,218
#	Enea AB	56,200	516,803
*	Eniro AB	170,822	650,168
#	Fabege AB	472,837	5,109,529
	Fagerhult AB	16,891	480,601

*	Fastighets AB Balder Class B	35,867	$269,467
	Fenix Outdoor AB	2,009	65,264
	G & L Beijer AB Series B	28,587	1,285,660
*	Gunnebo AB	145,117	986,396
#	Hakon Invest AB	155,968	2,748,814
#*	Haldex AB	139,583	2,136,851
	Heba Fastighets AB Series B	43,500	476,225
#	Hexpol AB	68,309	1,602,255
#*	HIQ International AB	155,416	940,299
*	HMS Networks AB	5,181	86,351
	Hoganas AB Series B	91,448	3,400,241
#	Holmen AB	135,236	4,671,489
	HQ AB	19,037	11,594
#*	Hufvudstaden AB Class A	62,956	748,505
#	Industrial & Financial Systems AB Series B	56,370	1,000,675
	Indutrade AB	37,695	1,238,927
#	Intrum Justitia AB	215,948	3,144,375
	JM AB	291,954	7,763,043
#	KappAhl AB	195,033	1,093,486
#*	Karo Bio AB	810,178	197,535
	Klovern AB	369,973	2,022,097
	KNOW IT AB	36,681	484,138
#	Kungsleden AB	478,661	4,701,942
	Lagercrantz Group AB Series B	68,301	669,664
	Lammhults Design Group AB	19,547	101,528
*	LBi International NV	12,288	31,022
	Lennart Wallenstam Byggnads AB Series B	128,653	3,999,597
#*	Lindab International AB	94,725	1,246,288
	Loomis AB	200,686	3,177,619
*	Lundin Petroleum AB	699,240	10,050,182
	Meda AB Series A	630,507	6,066,721
*	Medivir AB	66,718	1,479,761
	Mekonomen AB	59,873	2,273,548
*	Micronic Mydata AB	195,076	572,544
*	Midsona AB Series B	1,733	4,890
#	NCC AB Series B	268,437	7,691,678
#*	Net Entertainment NE AB	34,320	321,501
#*	Net Insight AB	1,012,579	597,945
	New Wave Group AB Series B	152,864	1,313,316
	NIBE Industrier AB	231,854	3,975,695
	Niscayah Group AB	763,202	1,469,484
*	Nobia AB	489,402	4,585,832
	Nolato AB Series B	75,111	898,649
*	Nordic Mines AB	86,431	886,684
	Nordnet AB	105,236	326,600
	OEM International AB Series B	44,400	429,401
*	Opcon AB	11,134	33,021
#	ORC Software AB	69,992	1,109,364
#*	Orexo AB	61,629	466,657
*	PA Resources AB	1,363,019	987,112
*	Partnertech AB	28,800	140,372
	Peab AB Series B	505,514	4,497,620
	Poolia AB Series B	33,150	220,583
#*	Pricer AB	2,102,090	467,124
	ProAct IT Group AB	29,271	602,050
	Proffice AB	231,361	1,264,715
*	Profilgruppen AB	13,582	113,616
	RaySearch Laboratories AB	45,598	255,102
*	Rederi AB Transatlantic	93,000	410,476
*	Rezidor Hotel Group AB	251,583	1,584,320
#*	rnb Retail & Brands AB	411,548	461,554

#	Saab AB	117,761	$2,570,460
#*	SAS AB	313,505	1,091,858
*	Seco Tools AB	76,166	1,350,879
*	Sectra AB	16,399	92,268
*	Semcon AB	39,900	268,409
	Sigma AB Series B	25,800	29,667
*	Sintercast AB	11,800	105,191
#	Skistar AB	97,008	1,665,303
*	Studsvik AB	21,900	238,482
	Sweco AB	186,712	1,922,420
*	Swedish Orphan Biovitrum AB	323,052	1,475,281
#*	TradeDoubler AB	92,299	683,745
	Trelleborg AB Series B	878,565	9,000,663
#	Uniflex AB Series B	3,630	138,422
	VBG AB Series B	1,084	18,548
	Vitrolife AB	41,500	261,519
	Wihlborgs Fastigheter AB	100,295	2,987,606
TOTAL SWEDEN			202,221,309

SWITZERLAND — (13.9%)
	Acino Holding AG	8,398	754,316
*	Addex Pharmaceuticals, Ltd.	1,491	17,203
	Advanced Digital Broadcast Holdings SA	2,024	62,726
*	Affichage Holding SA	5,703	865,501
*	AFG Arbonia-Forster Holding AG	45,996	1,758,858
	Allreal Holding AG	30,902	4,783,615
	ALSO-Actebis Holding AG	16,195	898,477
	Aryzta AG	289,931	14,810,656
*	Ascom Holding AG	160,822	2,492,391
#	Bachem Holdings AG	24,136	1,306,547
	Bank Coop AG	31,460	2,313,365
	Bank Sarasin & Cie AG Series B	182,505	7,947,094
	Banque Cantonale de Geneve SA	4,021	988,899
	Banque Cantonale du Jura SA	4,500	310,743
	Banque Cantonale Vaudoise AG	8,999	5,099,275
	Banque Privee Edmond de Rothschild SA	157	4,780,331
	Barry Callebaut AG	6,333	5,160,296
*	Basellandschaftliche Kantonalbank AG	582	810,651
*	Basilea Pharmaceutica AG	18,473	1,328,599
	Basler Kantonalbank AG	4,236	646,208
	Belimo Holdings AG	1,830	3,985,427
	Bell Holding AG	47	108,244
	Bellevue Group AG	27,519	911,642
	Berner Kantonalbank AG	23,232	6,137,288
*	BKW FMB Energie AG	21,890	1,548,275
*	Bobst Group AG	39,103	1,786,674
	Bossard Holding AG	8,386	1,386,843
	Bucher Industries AG	33,342	7,627,488
	Burckhardt Compression Holding AG	6,584	2,070,557
	Calida Holding AG	396	271,575
	Carlo Gavazzi Holding AG	1,065	239,103
	Centralschweizerische Kraftwerke AG	133	47,273
	Cham Paper Holding AG	621	139,830
*	Charles Voegele Holding AG	32,044	2,356,448
*	Cicor Technologies, Ltd.	1,257	60,498
	Cie Financiere Tradition SA	6,784	857,778
*	Clariant AG	928,757	16,732,102
	Coltene Holding AG	13,764	748,719
	Conzzeta AG	1,345	3,188,449
*	Cytos Biotechnology AG	3,034	41,213
	Daetwyler Holding AG	28,985	2,637,532

	Datacolor AG	458	$212,648
*	Dufry AG	65,162	7,506,805
	Edipresse SA	1,527	592,581
	EFG International AG	205,702	3,046,575
#	EGL AG	3,062	2,331,133
*	ELMA Electronic AG	472	220,452
	Emmi AG	13,244	3,009,248
	EMS-Chemie Holding AG	28,622	5,337,299
	Energiedienst Holding AG	71,249	4,256,174
#*	Etrion Corp. AG	159,636	147,954
*	Feintol International Holding AG	1,601	593,840
	Flughafen Zuerich AG	14,025	5,843,498
	Forbo Holding AG	6,314	4,737,095
#	Galenica Holding AG	18,828	11,616,215
*	GAM Holding AG	773,216	14,670,811
*	Gategroup Holding AG	40,563	2,134,708
*	George Fisher AG	15,351	8,628,475
*	Gottex Fund Management Holdings, Ltd.	824	5,866
	Gurit Holding AG	1,489	1,057,977
	Helvetia Holding AG	21,811	9,020,721
*	Huber & Suhner AG	4,080	288,553
	Implenia AG	49,733	1,672,179
*	Inficon Holding AG	4,829	1,012,845
*	Interroll-Holding AG	2,404	1,123,654
	Intershop Holding AG	3,559	1,230,845
	Kaba Holding AG	11,858	4,949,637
*	Kardex AG	20,786	556,994
*	Komax Holding AG	9,976	1,153,117
	Kudelski SA	107,664	1,963,082
	Kuoni Reisen Holding AG	13,163	6,057,759
#	LEM Holding SA	3,662	2,269,896
	Liechtensteinische Landesbank AG	8,371	669,504
*	LifeWatch AG	55,532	483,967
#*	Logitech International SA	676,961	12,198,530
	Lonza Group AG	64,245	5,378,839
	Luzerner Kantonalbank AG	17,399	6,190,027
	Metall Zug AG	214	901,685
#*	Meyer Burger Technology AG	200,895	9,117,783
*	Micronas Semiconductor Holding AG	104,431	1,073,031
*	Mikron Holding AG	585	5,906
	Mobilezone Holding AG	119,357	1,431,485
	Mobimo Holding AG	11,038	2,543,598
	Nobel Biocare Holding AG	478,680	9,911,692
*	OC Oerlikon Corp. AG	338,728	2,606,213
	Orascom Development Holding AG	4,209	196,068
	Orell Fuessli Holding AG	4,930	709,910
*	Panalpina Welttransport Holding AG	46,070	5,733,679
*	Parco Industriale e Immobiliare SA	600	2,286
	Partners Group Holding AG	28,691	5,483,988
	Petroplus Holdings AG	370,438	5,847,147
#	Phoenix Mecano AG	3,100	2,272,782
*	Precious Woods Holding AG	49	939
	PSP Swiss Property AG	148,327	12,197,432
*	PubliGroupe SA	1,404	183,601
*	Rieters Holdings AG	15,956	6,545,361
	Romande Energie Holding SA	2,714	4,669,864
*	Schaffner Holding AG	2,066	747,949
*	Schmolz & Bickenbach AG	27,552	279,236
#	Schulthess Group AG	15,750	899,174
	Schweiter Technologies AG	4,191	3,110,195
	Schweizerische National-Versicherungs-Gesellschaft AG	45,061	1,786,813

*	Siegfried Holding AG	8,312	$880,941
	Sika AG	2,097	5,039,371
	Societa Elettrica Sopracenerina SA	2,340	588,355
#	St. Galler Kantonalbank AG	9,942	5,136,601
#	Straumann Holding AG	20,430	5,242,349
	Sulzer AG	76,216	11,451,030
	Swiss Life Holding AG	93,938	15,496,967
	Swisslog Holding AG	914,407	896,711
*	Swissmetal Holding AG	13,504	88,433
	Swissquote Group Holding SA	47,197	2,828,772
	Tamedia AG	14,891	1,880,752
	Tecan Group AG	41,765	3,289,898
#*	Temenos Group AG	259,801	9,831,939
*	Tornos Holding AG	38,028	535,663
*	U-Blox AG	5,214	281,763
*	Uster Technologies AG	1,568	66,793
	Valartis Group AG	936	25,255
#	Valiant Holding AG	45,484	6,221,014
	Valora Holding AG	12,070	4,045,537
	Vaudoise Assurances Holding SA	3,213	977,151
	Verwaltungs und Privat-Bank AG	6,754	819,573
*	Vetropack Holding AG	139	287,242
	Villars Holding SA	150	88,187
#	Von Roll Holding AG	104,203	488,970
	Vontobel Holdings AG	121,104	4,677,651
	VZ Holding AG	266	38,525
	Walliser Kantonalbank AG	1,416	1,138,440
*	Winterthur Technologie AG	2,940	198,229
	WMH Walter Meier Holding AG	4,738	1,295,981
	Ypsomed Holdings AG	5,826	361,510
	Zehnder Group AG	896	2,537,126
#*	Zueblin Immobilien Holding AG	94,865	394,887
	Zuger Kantonalbank AG	623	3,650,594
TOTAL SWITZERLAND			411,228,239

UNITED KINGDOM — (0.0%)
*	Stolt-Nielsen, Ltd.	10,927	273,224
TOTAL COMMON STOCKS			2,525,865,199

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	523
*	Deceuninck NV STRIP VVPR	247,412	1,052
#*	Nyrstar STRIP VVPR	178,035	1,514
*	RealDolmen NV STRIP VVPR	6,067	129
*	SAPEC SA STRIP VVPR	75	202
*	Zenitel NV STRIP VVPR	8,654	12
TOTAL BELGIUM			3,432

FINLAND — (0.0%)
*	Cramo Oyj Rights 04/15/11	119,766	395,135

GERMANY — (0.0%)
#*	Gildemeister AG Rights 04/11/11	108,692	72,552

ITALY — (0.0%)
*	Intek SpA Warrants 12/30/11	62,985	2,053
*	KME Group SpA Warrants 12/30/11	194,148	3,714
TOTAL ITALY			5,767

NORWAY — (0.0%)
* Blom ASA Rights 04/08/11	358,050	$12,301
* Norse Energy Corp. ASA Rights	131,653	3,333
TOTAL NORWAY		15,634

SPAIN — (0.0%)
* Service Point Solutions SA Rights 04/12/11	554,125	21,988
TOTAL RIGHTS/WARRANTS		514,508

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11 (Collateralized by $2,790,000 FNMA 2.24%, 07/06/15, valued at $2,863,238) to be repurchased at $2,819,015	$2,819	2,819,000

	Shares/
	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.6%)
§@ DFA Short Term Investment Fund	431,595,550	431,595,550
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 04/01/11 (Collateralized by $50,935,814 FNMA 4.000%, 02/01/31, valued at $447,023) to be repurchased at $438,260	$438	438,258

TOTAL SECURITIES LENDING COLLATERAL		432,033,808

TOTAL INVESTMENTS — (100.0%)
(Cost $2,389,824,715)##		$2,961,232,515

Summary of inputs used to value the Series’ investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$124,531	$68,881,361	—	$69,005,892
Belgium	—	92,392,951	—	92,392,951
Denmark	61,694	69,360,642	—	69,422,336
Finland	3,471	166,429,511	—	166,432,982
France	—	312,252,721	—	312,252,721
Germany	1,125,877	371,631,311	—	372,757,188
Greece	2,134,717	70,056,031	—	72,190,748
Ireland	67,469	70,067,769	—	70,135,238
Israel	4,414,034	71,755,096	—	76,169,130
Italy	—	222,037,714	—	222,037,714
Netherlands	—	134,701,292	—	134,701,292
Norway	—	87,157,427	—	87,157,427
Portugal	—	23,439,277	—	23,439,277
Spain	4,838,192	139,209,339	—	144,047,531
Sweden	—	202,221,309	—	202,221,309
Switzerland	236,141	410,992,098	—	411,228,239
United Kingdom	—	273,224	—	273,224
Rights/Warrants
Belgium	3,432	—	—	3,432
Finland	—	395,135	—	395,135
Germany	72,552	—	—	72,552
Italy	5,767	—	—	5,767
Norway	—	15,634	—	15,634
Spain	21,988	—	—	21,988
Temporary Cash Investments	—	2,819,000	—	2,819,000
Securities Lending Collateral	—	432,033,808	—	432,033,808
TOTAL	$13,109,865	$2,948,122,650	—	$2,961,232,515

See accompanying notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES
SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

		Shares	Value††
COMMON STOCKS — (75.2%)
Consumer Discretionary — (7.5%)
*	AlarmForce Industries, Inc.	4,310	$48,901
	Astral Media, Inc. Class A	195,947	7,817,669
*	Azure Dynamics Corp.	955,923	290,869
#*	Ballard Power Systems, Inc.	376,152	876,847
	BMTC Group, Inc.	11,865	279,644
#*	Brick, Ltd. (The)	51,200	137,836
#	Cineplex, Inc.	62,293	1,488,093
#*	Coastal Contacts, Inc.	204,845	515,546
	Cogeco Cable, Inc.	66,661	3,094,803
	Cogeco, Inc.	3,351	143,407
#	Corus Entertainment, Inc. Class B	295,300	6,292,829
*	DHX Media, Ltd.	800	763
#*	Dollarama, Inc.	197,346	6,049,637
	Dorel Industries, Inc. Class B	107,500	3,451,753
	easyhome, Ltd.	3,600	31,191
	Forzani Group, Ltd. Class A	137,700	2,498,342
*	Gamehost, Inc.	2,233	25,428
*	Glacier Media, Inc.	137,300	346,968
	Glentel, Inc.	29,500	1,016,906
#*	Great Canadian Gaming Corp.	299,900	2,384,971
	Groupe Aeroplan, Inc.	696,151	9,428,017
#*	Imax Corp.	270,137	8,579,183
	Indigo Books & Music, Inc.	246	3,324
	Le Chateau, Inc. Class A	80,200	927,325
	Leon’s Furniture, Ltd.	140,909	2,018,799
	Linamar Corp.	191,380	4,147,389
#*	Martinrea International, Inc.	259,041	2,511,589
	MDC Partners, Inc.	2,618	43,881
#*	MEGA Brands, Inc.	693,100	414,645
	Quebecor, Inc. Class B	169,593	6,066,514
	Reitmans Canada, Ltd.	12,856	231,793
	Reitmans Canada, Ltd. Class A	202,400	3,645,079
#*	RONA, Inc.	470,775	6,895,312
	Sears Canada, Inc.	28,360	585,921
#	Torstar Corp. Class B	218,677	3,223,202
	TVA Group, Inc. Class B	7,000	101,986
	Uni-Select, Inc.	56,056	1,510,245
#	Yellow Media, Inc.	1,067,617	6,067,632
Total Consumer Discretionary			93,194,239

Consumer Staples — (1.8%)
	Alliance Grain Traders, Inc.	44,130	1,160,717
*	Andrew Peller, Ltd.	400	3,816
*	Atrium Innovations, Inc.	145,836	2,486,508
#*	BioExx Specialty Proteins, Ltd.	540,917	1,015,440
	Canada Bread Co., Ltd.	14,021	665,256
*	Colabor Group, Inc.	28,627	370,276
	Corby Distilleries, Ltd.	62,232	1,102,139
#*	Cott Corp.	489,396	4,119,104
*	GLG Life Tech Corp.	21,770	229,713
	High Liner Foods, Inc.	2,500	38,061
#	Jean Coutu Group (PJC), Inc. Class A (The)	400,161	4,230,686
	Liquor Stores N.A., Ltd.	6,600	105,178
	Maple Leaf Foods, Inc.	331,126	4,214,641
#	Premium Brands Holdings Corp.	45,705	804,729
*	Rogers Sugar, Inc.	3,700	20,570

*	SunOpta, Inc.	187,529	$1,394,620
*	Sun-Rype Products, Ltd.	100	835
Total Consumer Staples			21,962,289

Energy — (18.5%)
*	Advantage Oil & Gas, Ltd.	616,631	5,533,460
	Akita Drilling, Ltd.	42,000	480,866
#	AltaGas, Ltd.	257,664	6,819,658
*	Alter Nrg Corp.	18,190	26,455
#*	Anderson Energy, Ltd.	517,691	646,113
*	Angle Energy, Inc.	226,032	2,203,200
*	Antrim Energy, Inc.	487,500	533,007
#*	Arsenal Energy, Inc.	420,450	385,973
*	AvenEx Energy Corp.	296	1,862
*	Bankers Petroleum, Ltd.	810,182	7,270,328
*	Bellatrix Exploration, Ltd.	302,974	1,762,531
#*	Bengal Energy, Ltd.	50,767	102,110
#*	Birchcliff Energy, Ltd.	355,600	4,460,130
*	BlackPearl Resources, Inc.	954,830	7,051,658
#	Bonterra Energy Corp.	38,462	2,204,176
	Calfrac Well Services, Ltd.	114,664	3,695,977
*	Calmena Energy Services, Inc.	79,771	52,660
*	Calvalley Petroleum, Inc.	319,339	862,989
	Canadian Energy Services & Technology Corp.	42,261	1,489,052
	Canyon Services Group, Inc.	128,749	1,726,392
	Cathedral Energy Services, Ltd.	43,830	429,484
*	CE Franklin, Ltd.	20,400	191,375
*	Celtic Exploration, Ltd.	260,600	5,556,062
*	Cequence Energy, Ltd.	184,348	713,053
*	Chinook Energy, Inc.	92,783	196,189
*	CIC Energy Corp.	31,465	125,600
#*	Cinch Energy Corp.	233,465	252,850
*	Compton Petroleum Corp.	779,146	269,225
*	Connacher Oil & Gas, Ltd.	1,458,126	2,150,717
#*	Corridor Resources, Inc.	367,780	2,018,143
*	Crew Energy, Inc.	285,496	5,182,805
*	Crocotta Energy, Inc.	70,866	167,388
#	Daylight Energy, Ltd.	724,488	8,451,737
*	Delphi Energy Corp.	352,280	912,040
#*	Denison Mines Corp.	1,152,183	2,745,274
#	Ensign Energy Services, Inc.	448,952	8,455,764
*	Epsilon Energy, Ltd.	180,811	751,592
*	Equal Energy, Ltd.	23,814	196,505
*	Essential Energy Services, Ltd.	150,922	361,154
*	Fairborne Energy, Ltd.	319,229	1,791,239
*	Flint Energy Services, Ltd.	148,100	2,578,575
*	Galleon Energy, Inc. Class A	298,237	1,233,554
*	Geomark Exploration, Ltd.	82,540	129,408
*	Gran Tierra Energy, Inc.	662,799	5,346,146
#*	Ivanhoe Energy, Inc.	936,785	2,637,878
	Keyera Corp.	92,264	3,741,950
*	Legacy Oil & Gas, Inc.	422,302	6,416,203
#*	Mega Uranium, Ltd.	745,785	453,856
#*	MGM Energy Corp.	14,000	3,177
*	Midway Energy, Ltd.	187,768	931,577
#	Mullen Group, Ltd.	264,757	5,824,927
#	NAL Energy Corp.	153,014	2,088,061
*	North American Energy Partners, Inc.	46,672	572,869
#	Nuvista Energy, Ltd.	307,925	3,176,122
*	Open Range Energy Corp.	145,611	506,147
#*	OPTI Canada, Inc.	926,355	224,542

*	Orleans Energy, Ltd.	214,080	$571,910
#*	Pace Oil & Gas, Ltd.	127,820	1,236,670
*	Paramount Resources, Ltd. Class A	134,639	4,666,189
#	Parkland Fuel Corp.	63,624	819,663
#	Pason Systems, Inc.	237,900	3,864,801
*	Peak Energy Services, Ltd.	1,000	722
#	Perpetual Energy, Inc.	394,093	1,691,002
*	Petrobank Energy & Resources, Ltd.	166,354	3,515,826
#*	Petrominerales, Ltd.	93,623	3,547,921
#	Peyto Exploration & Development Corp.	140,274	2,980,551
	PHX Energy Services Corp.	15,716	197,281
*	Precision Drilling Corp.	773,845	10,488,214
#	Progress Energy Resources Corp.	573,792	8,262,131
*	ProspEx Resources, Ltd.	136,180	280,928
#	Provident Energy, Ltd.	231,247	2,153,853
*	Pulse Seismic, Inc.	196,740	474,855
#*	Questerre Energy Corp.	700,260	888,416
*	Ram Power Corp.	288,358	392,607
*	Rock Energy, Inc.	93,933	508,662
	Savanna Energy Services Corp.	298,718	2,803,851
	ShawCor, Ltd.	222,500	8,367,561
#*	Sonde Resources Corp.	49,122	174,802
#*	Southern Pacific Resource Corp.	716,575	1,249,110
#*	SouthGobi Resources, Ltd.	475,269	7,005,254
#*	Strateco Resources, Inc.	143,143	100,399
*	Terra Energy Corp.	137,796	157,765
#*	Tethys Petroleum, Ltd.	266,989	404,821
#	Total Energy Services, Inc.	98,496	1,687,487
*	Transglobe Energy Corp.	216,240	3,283,190
#	Trican Well Service, Ltd.	494,693	11,169,500
#	Trilogy Energy Corp.	191,610	4,027,862
#	Trinidad Drilling, Ltd.	471,000	4,566,684
*	Twin Butte Energy, Ltd.	413,940	1,502,907
*	UEX Corp.	608,088	740,117
#	Uranium One, Inc.	1,819,900	7,133,182
#*	Ur-Energy, Inc.	230,007	379,589
#	Veresen, Inc.	88,615	1,273,241
*	Vero Energy, Inc.	189,256	1,081,463
*	Winstar Resources, Ltd.	90,801	380,250
*	Xtreme Coil Drilling Corp.	87,444	475,327
	Zargon Oil & Gas, Ltd.	14,700	357,379
	ZCL Composite, Inc.	90,700	310,597
Total Energy			229,266,325

Financials — (5.5%)
	AGF Management, Ltd. Class B	330,879	6,692,663
*	Altus Group, Ltd.	10,326	120,355
#*	Bank of Nova Scotia	47,338	2,904,732
#	Brookfield Real Estate Services, Inc.	4,900	77,733
	Canaccord Capital, Inc.	289,695	4,183,321
#	Canadian Western Bank	240,300	7,720,830
#	Cash Store Financial Services, Inc. (The)	51,170	738,389
	Clairvest Group, Inc.	1,900	28,858
*	Davis & Henderson Income Corp.	56,067	1,184,376
*	Dundee Capital Markets, Inc.	189,580	254,207
*	EGI Financial Holdings, Inc.	14,650	121,794
	E-L Financial Corp., Ltd.	309	155,376
#*	Enbridge Income Fund Holdings, Inc.	49,149	1,011,369
#*	Endeavour Mining Corp.	284,601	763,241
	Equitable Group, Inc.	49,773	1,525,790
*	Equity Financial Holdings, Inc.	800	6,907

	Fiera Sceptre, Inc.	36,300	$307,773
	Firm Capital Mortgage Investment Corp.	1,021	13,164
#*	First Capital Realty, Inc.	40,000	661,784
#	First National Financial Corp.	4,295	81,071
#*	FirstService Corp.	112,879	4,272,985
*	Genesis Land Development Corp.	69,817	312,538
#	Genworth MI Canada, Inc.	41,456	1,119,034
	Gluskin Shef & Associates, Inc.	61,507	1,389,379
	GMP Capital, Inc.	194,942	3,170,949
*	Guardian Capital Group, Ltd.	3,510	36,204
	Home Capital Group, Inc.	120,600	7,079,264
	Industrial Alliance Insurance & Financial Services, Inc.	105,085	4,528,573
#*	Kingsway Financial Services, Inc.	244,847	227,295
#	Laurentian Bank of Canada	92,400	4,824,433
*	Mainstreet Equity Corp.	400	7,187
*	Pacific and Western Credit Corp.	9,000	28,778
#*	Sprott Resource Lending Corp.	743,003	1,364,152
#	Sprott, Inc.	157,537	1,473,812
#	TMX Group, Inc.	231,476	9,268,590
*	Westaim Corp.	145,481	82,532
	Western Financial Group, Inc.	200,315	855,394
Total Financials			68,594,832

Health Care — (2.5%)
#*	AEterna Zentaris, Inc.	175,100	343,156
*	Bioniche Life Sciences, Inc.	1,700	2,157
#*	Burcon NutraScience Corp.	61,338	622,554
*	Cangene Corp.	163,800	442,657
*	Cardiome Pharma Corp.	298,200	1,267,235
#	CML HealthCare, Inc.	62,698	657,698
#*	Futuremed Healthcare Products Corp.	7,100	53,168
#*	Helix BioPharma Corp.	13,153	44,770
*	Imris, Inc.	50,758	369,625
#*	Labopharm, Inc.	282,600	151,575
*	MDS, Inc.	464,108	5,476,427
*	Noveko International, Inc.	9,300	4,173
*	Nuvo Research, Inc.	415,600	60,014
#*	Oncolytics Biotech, Inc.	170,643	994,464
#*	Paladin Labs, Inc.	50,500	1,814,250
*	Patheon, Inc.	14,200	36,470
*	ProMetic Life Sciences, Inc.	861,300	208,773
*	QLT, Inc.	226,048	1,559,836
#*	Resverlogix Corp.	110,620	248,738
*	SXC Health Solutions Corp.	193,018	10,527,893
*	Tekmira Pharmaceuticals Corp.	5,073	15,959
#*	Theratechnologies, Inc.	297,100	1,464,815
*	Transition Therapeutics, Inc.	74,633	324,090
#*	TSO3, Inc.	129,052	204,992
#	Valeant Pharmaceuticals International, Inc.	75,535	3,770,907
*	YM Biosciences, Inc.	180,818	481,187
Total Health Care			31,147,583

Industrials — (7.2%)
	Aecon Group, Inc.	204,400	2,089,329
#	AG Growth International, Inc.	39,439	1,858,250
#*	Air Canada	192,228	483,792
#*	Alexco Resource Corp.	164,650	1,443,553
	Algoma Central Corp.	2,569	267,632
#*	Armtec Infrastructure, Inc.	3,600	61,417
*	ATS Automation Tooling System, Inc.	321,817	2,293,714
*	Bird Construction, Inc.	9,473	361,430

	Black Diamond Group, Ltd.	42,275	$1,125,008
	CAE, Inc.	530,943	7,053,683
	Canadian Helicopters Group, Inc.	5,588	105,708
#*	Churchill Corp. Class A (The)	71,113	1,470,671
*	Clarke, Inc.	98,238	480,297
	Contrans Group, Inc.	71,309	661,971
	DirectCash Payments, Inc.	5,200	123,416
#*	Electrovaya, Inc.	190,525	489,332
	Exchange Income Corp.	5,227	115,646
	Exco Technologies, Ltd.	10,400	45,054
*	Garda World Security Corp.	106,440	1,096,788
*	Genivar, Inc.	10,443	334,995
#*	GLV, Inc.	50,306	428,081
*	Heroux-Devtek, Inc.	85,400	801,588
*	Horizon North Logistics, Inc.	95,767	491,923
#	IESI-BFC, Ltd.	352,770	8,965,707
	K-Bro Linen, Inc.	1,600	37,281
	Marsulex, Inc.	54,717	812,713
*	Morneau Shepell, Inc.	1,400	14,498
	Newalta Corp.	157,937	2,103,112
	Richelieu Hardware, Ltd.	59,273	1,834,131
#	Ritchie Brothers Auctioneers, Inc.	290,737	8,201,812
	Rocky Mountain Dealerships, Inc.	27,591	291,989
	Russel Metals, Inc.	243,400	6,856,373
#*	Stantec, Inc.	168,695	5,049,540
#	Student Transportation, Inc.	166,546	1,178,448
#	Superior Plus Corp.	391,430	4,554,235
#*	Swisher Hygiene, Inc.	278,693	1,704,641
	Toromont Industries, Ltd.	279,959	9,081,702
	Transcontinental, Inc. Class A	271,264	4,191,372
#	TransForce, Inc.	312,897	4,599,053
*	Vector Aerospace Corp.	92,184	1,219,929
	WaterFurnace Renewable Energy, Inc.	23,608	593,183
	Westjet Airlines, Ltd.	1,420	21,150
#*	Westport Innovations, Inc.	189,501	4,153,580
Total Industrials			89,147,727

Information Technology — (4.2%)
*	5N Plus, Inc.	120,838	1,155,408
	Aastra Technologies, Ltd.	23,422	601,555
#*	Absolute Software Corp.	159,900	522,829
*	AXIA NetMedia Corp.	182,767	282,775
*	Bridgewater Systems Corp.	70,729	645,644
	Calian Technologies, Ltd.	11,829	222,549
*	Celestica, Inc.	847,607	9,092,432
#*	COM DEV International, Ltd.	259,185	606,859
	Computer Modelling Group, Ltd.	51,260	1,372,573
#	Constellation Software, Inc.	23,392	1,560,351
*	Descartes Systems Group, Inc. (The)	174,000	1,145,044
*	DragonWave, Inc.	146,283	1,208,589
	Enghouse Systems, Ltd.	32,750	341,181
	Evertz Technologies, Ltd.	125,785	2,305,518
*	EXFO, Inc.	61,177	665,722
	Gennum Corp.	124,000	1,004,023
*	Hemisphere GPS, Inc.	161,501	196,566
*	MacDonald Dettweiler & Associates, Ltd.	152,820	8,491,401
*	March Networks Corp.	6,829	28,316
*	Mediagrif Interactive Technologies, Inc.	100	1,207
*	Miranda Technologies, Inc.	84,301	578,238
	MKS, Inc.	12,660	232,437
	Mosaid Technologies, Inc.	37,400	1,210,533

#*	Open Text Corp.	190,644	$11,845,688
*	Points International, Ltd.	44,578	400,029
*	Redknee Solutions, Inc.	122,828	145,696
*	Ruggedcom, Inc.	26,866	575,007
*	Sandvine Corp.	454,830	1,149,390
*	Sierra Wireless, Inc.	127,100	1,389,644
*	Softchoice Corp.	3,273	29,877
*	Vecima Network, Inc.	39,308	146,366
*	Webtech Wireless, Inc.	184,304	89,348
	Wi-Lan, Inc.	346,944	2,132,838
#*	Zarlink Semiconductor, Inc.	347,356	777,476
Total Information Technology			52,153,109

Materials — (26.7%)
*	Aberdeen International, Inc.	63,910	55,373
*	Ainsworth Lumber Co., Ltd.	214,519	851,881
*	Alacer Gold Corp.	359,258	3,301,690
	Alamos Gold, Inc.	423,220	6,696,436
*	Almaden Minerals, Ltd.	108,300	435,658
*	Altius Minerals Corp.	112,600	1,538,886
*	Amerigo Resources, Ltd.	489,854	586,107
*	Anvil Mining, Ltd.	373,430	2,438,176
*	Atna Resource, Ltd.	126,947	72,017
#*	Augusta Resource Corp.	308,545	1,562,616
*	Aura Minerals, Inc.	474,069	1,383,822
#*	Aurizon Mines, Ltd.	609,380	4,286,716
#*	Avalon Rare Metals, Inc.	267,196	2,155,207
*	B2Gold Corp.	772,131	2,373,337
#*	Baja Mining Corp.	672,329	728,154
#*	Breakwater Resources, Ltd.	165,633	1,035,313
#*	Brigus Gold Corp.	471,129	724,066
#*	Canadian Zinc Corp.	46,500	57,076
	Canam Group, Inc. Class A	158,700	1,365,196
*	Canfor Corp.	379,755	5,797,188
*	Canfor Pulp Products, Inc.	38,000	712,182
*	Capstone Mining Corp.	738,769	3,360,465
#*	Cardero Resource Corp.	185,860	352,741
#*	Carpathian Gold, Inc.	356,000	179,928
	Cascades, Inc.	279,576	2,177,204
*	Catalyst Paper Corp.	1,675,887	579,084
	CCL Industries, Inc. Class B	100,740	3,283,532
#*	China Gold International Resources Corp., Ltd.	792,057	4,501,531
#*	Claude Resources, Inc.	934,700	2,313,852
#*	Cline Mining Corp.	385,000	1,385,921
#*	Colossus Minerals, Inc.	296,816	2,501,276
*	Consolidated Thompson Iron Mines, Ltd.	656,633	11,608,757
*	Copper Mountain Mining Corp.	265,815	2,039,880
#*	Coro Mining Corp.	42,970	56,289
#*	Corvus Gold, Inc.	82,916	64,999
*	Crocodile Gold Corp.	64,824	58,840
*	Crosshair Exploration & Mining Corp.	79,400	91,726
#*	Crystallex International Corp.	1,355,025	209,648
*	Detour Gold Corp.	237,256	7,503,114
#*	Duluth Metals, Ltd.	276,376	749,736
#*	Dundee Precious Metals, Inc.	356,252	3,200,572
*	Dynasty Metals & Mining, Inc.	95,933	315,654
*	Eastern Platinum, Ltd.	3,072,960	4,120,524
*	Eastmain Resources, Inc.	265,117	429,328
#*	ECU Silver Mining, Inc.	1,042,937	1,054,232
*	Endeavour Silver Corp.	227,999	2,234,132
*	Entree Gold, Inc.	286,898	896,649

#*	Euro Goldfields, Ltd.	521,960	$6,589,779
*	Excellon Resources, Inc.	675,900	676,249
*	Exeter Resource Corp.	74,037	394,049
*	Far West Mining, Ltd.	165,085	1,270,278
#*	Fibrek, Inc.	66,600	109,912
#*	First Majestic Silver Corp.	326,583	6,942,626
#*	First Uranium Corp.	197,812	175,470
*	Formation Capital Corp.	50,059	65,575
*	Forsys Metals Corp.	284,502	557,559
*	Fortress Paper, Ltd.	32,088	1,446,029
*	Fortuna Silver Mines, Inc.	354,268	1,936,689
*	Fortune Minerals, Ltd.	173,446	305,923
*	Fronteer Gold, Inc.	344,600	5,210,764
#*	Gammon Gold, Inc.	494,840	5,150,011
#*	Golden Star Resources, Ltd.	874,310	2,579,192
*	Grande Cache Coal Corp.	334,014	3,538,240
#*	Great Basin Gold, Ltd.	1,082,630	2,847,557
#*	Great Panther Silver, Ltd.	333,998	1,433,143
#*	Greystar Resources, Ltd.	239,545	677,002
*	Guyana Goldfields, Inc.	230,342	2,238,083
*	Hanfeng Evergreen, Inc.	142,791	736,416
#*	Harry Winston Diamond Corp.	237,843	3,831,983
*	High River Gold Mines, Ltd.	507,742	570,850
	HudBay Minerals, Inc.	544,374	8,866,081
*	Imperial Metals Corp.	82,790	1,895,759
*	Inter-Citic Minerals, Inc.	283,484	520,476
*	International Forest Products, Ltd. Class A	166,200	1,198,286
#*	International Tower Hill Mines, Ltd.	213,127	2,138,964
*	Intertape Polymer Group, Inc.	141,352	182,249
*	Ivernia, Inc.	59,843	25,925
#*	Jaguar Mining, Inc.	260,326	1,361,375
*	Katanga Mining, Ltd.	1,134,984	2,025,294
*	Keegan Resources, Inc.	133,283	1,161,672
*	Kimber Resources, Inc.	21,200	35,643
#*	Kirkland Lake Gold, Inc.	201,180	2,807,597
*	La Mancha Resources, Inc.	369,699	865,618
*	Labrador Iron Mines Holdings, Ltd.	123,133	1,738,722
*	Lake Shore Gold Corp.	1,280,732	5,402,985
#*	Laramide Resources, Ltd.	204,100	301,045
#*	MAG Silver Corp.	143,796	1,716,060
*	MagIndustries Corp.	446,644	73,711
	Major Drilling Group International, Inc.	319,200	5,422,614
#*	MDN, Inc.	242,980	93,984
#*	Mercator Minerals, Ltd.	618,621	2,143,957
	Methanex Corp.	379,100	11,785,533
*	Migao Corp.	167,900	1,310,988
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	114,524	679,230
#*	Minefinders Corp.	248,741	3,281,483
#*	Minera Andes, Inc.	731,944	2,227,163
#*	Nautilus Minerals, Inc.	89,354	258,984
*	Neo Material Technologies, Inc.	405,900	3,906,186
#*	Nevada Copper Corp.	144,891	883,245
*	New Gold, Inc.	629,162	7,404,578
#*	NGEx Resources, Inc.	63,300	126,665
*	Norbord, Inc.	75,310	1,169,072
*	Norsemont Mining, Inc.	150,739	649,911
#*	North American Palladium, Ltd.	366,590	2,401,079
*	Northern Dynasty Minerals, Ltd.	203,498	3,062,440
#*	Northgate Minerals Corp.	987,071	2,687,847
*	Northland Resources SA	44,183	139,909

#*	Novagold Resources, Inc.	499,855	$6,480,843
#*	OceanaGold Corp.	686,959	1,898,969
#*	Oromin Explorations, Ltd.	141,853	172,652
*	Orvana Minerals Corp.	302,452	945,260
*	Peregrine Diamonds, Ltd.	240,972	536,874
#*	Petaquilla Minerals, Ltd.	286,067	274,412
*	Phoscan Chemical Corp.	422,579	248,448
#*	Platinum Group Metals, Ltd.	241,887	474,044
#*	Platmin, Ltd.	108,562	89,582
*	Polaris Miner Corp.	45,838	56,736
#*	PolyMet Mining Corp.	423,377	847,191
*	Primero Mining Corp.	5,622	21,166
*	Quadra FNX Mining, Ltd.	611,063	8,515,174
*	Queenston Mining, Inc.	220,773	1,457,398
*	Richmont Mines, Inc.	75,011	495,947
*	Rubicon Minerals Corp.	508,405	2,632,484
#*	Sabina Gold & Silver Corp.	377,555	2,274,287
*	Scorpio Mining Corp.	562,868	818,612
#*	Seabridge Gold, Inc.	121,852	3,854,771
*	SEMAFO, Inc.	949,885	9,102,044
#	Sherritt International Corp.	1,042,326	8,557,932
*	Shore Gold, Inc.	837,013	673,409
#*	Silver Standard Resources, Inc.	284,767	8,926,322
	Silvercorp Metals, Inc.	620,630	9,032,583
*	Sprott Resource Corp.	284,546	1,576,083
#*	St. Andrew Goldfields, Ltd.	513,853	561,820
*	Starfield Resources, Inc.	761,815	66,791
	Stella-Jones, Inc.	31,100	1,297,571
*	Stornoway Diamond Corp.	119,466	308,061
#*	Tanzanian Royalty Exploration Corp.	336,439	2,148,074
#*	Taseko Mines, Ltd.	691,600	4,108,939
*	Tembec, Inc.	62,404	401,008
#*	Thompson Creek Metals Co., Inc.	584,600	7,326,343
#*	Timminco, Ltd.	346,700	164,499
#*	Torex Gold Resources, Inc.	549,434	1,031,428
*	Virginia Mines, Inc.	79,962	783,537
	Wesdome Gold Mines, Ltd.	301,164	851,149
	West Fraser Timber Co., Ltd.	131,316	8,185,071
*	Western Coal Corp.	688,705	8,425,004
#*	Western Forest Products, Inc.	74,740	91,739
	Winpak, Ltd.	64,949	844,103
#*	Yukon-Nevada Gold Corp.	1,097,037	746,823
Total Materials			331,967,603

Real Estate Investment Trusts — (0.0%)
	IBI Group, Inc.	2,257	36,200
	Killam Properties, Inc.	23,800	255,061
*	Melcor Developments, Ltd.	1,200	19,433
Total Real Estate Investment Trusts			310,694

Telecommunication Services — (0.2%)
#	Manitoba Telecom Services, Inc.	78,417	2,430,563
*	Wireless Matrix Corp.	127,500	128,881
Total Telecommunication Services			2,559,444

Utilities — (1.1%)
#	Algonquin Power & Utilities Corp.	403,719	2,148,726
	ATCO, Ltd.	10,274	622,057
#	Atlantic Power Corp.	225,330	3,409,583
*	BioteQ Environmental Technologies, Inc.	118,002	87,634

*	Boralex, Inc. Class A	94,733	$825,677
#	Innergex Renewable Energy, Inc.	135,390	1,335,047
	Just Energy Group, Inc.	110,125	1,758,365
	Macquarie Power & Infrastructure Corp.	76,614	627,452
*	Maxim Power Corp.	89,500	272,331
	Northland Power, Inc.	80,529	1,324,015
	Pacific Northern Gas, Ltd.	9,798	262,762
*	Plutonic Power Corp.	288,139	775,702
	Valener, Inc.	21,401	369,965
Total Utilities			13,819,316
TOTAL COMMON STOCKS			934,123,161

		Face
		Amount	Value†
		(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 04/01/11 (Collateralized by $2,825,000 FNMA 2.24%, 07/06/15, valued at $2,899,156) to be repurchased at $2,854,015	$2,854	2,854,000

		Shares/
		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (24.6%)
§@	DFA Short Term Investment Fund	304,993,100	304,993,100
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 04/01/11 (Collateralized by $50,935,814 FNMA 4.000%, 02/01/31, valued at $213,660) to be repurchased at $209,472	$209	209,471

TOTAL SECURITIES LENDING COLLATERAL			305,202,571

TOTAL INVESTMENTS — (100.0%)
(Cost $1,065,539,818)##			$1,242,179,732

Summary of inputs used to value the Series’ investments as of March 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	93,194,239	—	—	93,194,239
Consumer Staples	21,962,289	—	—	21,962,289
Energy	229,266,325	—	—	229,266,325
Financials	68,594,832	—	—	68,594,832
Health Care	31,147,583	—	—	31,147,583
Industrials	89,147,727	—	—	89,147,727
Information Technology	52,153,109	—	—	52,153,109
Materials	331,967,603	—	—	331,967,603
Real Estate Investment Trusts	310,694	—	—	310,694
Telecommunication Services	2,559,444	—	—	2,559,444
Utilities	13,819,316	—	—	13,819,316
Temporary Cash Investments	—	2,854,000	—	2,854,000
Securities Lending Collateral	—	305,202,571	—	305,202,571
TOTAL	$934,123,161	$308,056,571	—	$1,242,179,732

See accompanying notes to Schedules of Investments.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment CompanyAct of 1940. The Trust’s advisor is Dimensional FundAdvisors LP. At March 31, 2011, the Trust consists of eleven investment portfolios, of which five are included in this document.

Security Valuation

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series did not have any significant transfers between Level 1 and Level 2 during the quarter ended March 31,2011.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2011.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

     At March 31, 2011, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$1,844,367,373
The Asia Pacific Small Company Series	1,042,832,303
The United Kingdom Small Company Series	1,055,330,634
The Continental Small Company Series	2,391,099,121
The Canadian Small Company Series	1,065,539,818

Recent Issued Accounting Standards

     In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that the following subsequent event requires recognition or disclosure in the Schedules of Investments.